UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06318
CONSULTING GROUP CAPITAL MARKETS FUNDS
(Exact name of registrant as specified in charter)
222 Delaware Avenue
Wilmington, Delaware 19801
(Address of principal executive offices)(Zip code)
CT Corp
155 Federal Street Suite 700
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 444-4273
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct all comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Consulting Group
Capital Markets Funds
                          TRAK®

Semi-Annual Report
>> February 28, 2009

•	Large Capitalization Growth Investments

•	Large Capitalization Value Equity Investments

•	Small Capitalization Growth Investments

•	Small Capitalization Value Equity Investments

•	International Equity Investments

•	Emerging Markets Equity Investments

•	Core Fixed Income Investments

•	High Yield Investments

•	International Fixed Income Investments

•	Municipal Bond Investments

•	Money Market Investments

INVESTMENT PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Table of Contents

Shareholder Letter	I

Consulting Group Capital Markets Funds Performance Summary	V

Fund Expenses	1

Schedules of Investments

Large Capitalization Growth Investments	3

Large Capitalization Value Equity Investments	8

Small Capitalization Growth Investments	13

Small Capitalization Value Equity Investments	19

International Equity Investments	27

Emerging Markets Equity Investments	41

Core Fixed Income Investments	51

High Yield Investments	76

International Fixed Income Investments	89

Municipal Bond Investments	100

Money Market Investments.	104

Statements of Assets and Liabilities.	108

Statements of Operations	110

Statements of Changes in Net Assets	112

Financial Highlights	116

Notes to Financial Statements	127

Board Approval of Management Agreement and Investment Advisory Agreements	157

Additional Information	159

Important Tax Information	165

Consulting Group
Capital Markets Funds

Dear Shareholder,

The semi-annual period ended February 28, 2009, presented the most difficult capital market conditions since the Consulting Group Capital Markets Funds’ (“Funds”) inception in 1991. The real estate and financial stock-driven bear market that began in 2007 cascaded into a deep and broad capital markets crisis during this reporting period.

In mid-September 2008, a global demand for liquidity followed the default of Lehman Brothers and the rescues/takeovers/bailouts of entities such as Fannie Mae, Freddie Mac, AIG, and several major banks. Selling pressures across asset classes intensified, both the short-term money markets and broader bond markets developed structural problems, commodity prices plunged, and equities around the world all moved downward at an accelerated pace. The demand for the promise of overnight guarantee of money resulted in the longer-term decision of some investors to accept very low yields on the shortest-term U.S. Treasury securities.

All of the equity Funds had significant declines of between -42.06% to -48.47%. The fixed income Funds had mixed results in their efforts to post positive returns. The U.S. equity market, as measured by the Standard & Poor’s (“S&P”) 500®, declined by -41.83% during the period. Smaller capitalization companies fared even worse, as did non-U.S. stocks. The Barclays Capital (formerly Lehman Brothers) Aggregate U.S. BondTM Index (“Barclays Aggregate Index”) rose 1.88%. However, investors’ flight to the safety of Treasury issues created a bond market in which the US Government-related issues posted positive returns while corporate bonds posted negative returns.

The period was marked by falling security prices, a deepening recession, declining equity fundamentals, and a combination of rising investor cautiousness and declining investor confidence. Extreme fundamental and psychological pessimism are the common traits of the later stages of a bear market. Contributing to lack of investor confidence was the December revelation of the massive Bernard Madoff fraudulent investment scheme. Our funds had no direct exposure to Madoff or his investment firm.

In aggregate, this semi-annual period showed that there was no safe place in which to protect assets other than a liquidity move to either cash or government securities. As the S&P 500 declined by -41.83% during this period, financial sector stocks were again the weakest, falling by -64.6%. The Energy sector stocks fell -41.1% and Technology sector stocks declined by -40.1%. The Healthcare sector fell by a more modest -29.7%, providing only a small amount of relative safety as compared to the overall equity market.

The -41.83% decline in the S&P 500 still outperformed other equity classes. Small company stocks, as represented by the Russell 2000® Index declined by -46.91%. The same combination of fundamental factors dragging on the US markets helped to drive the international equity markets downward. The MSCI Emerging Markets Index fell by -47.21%, and the MSCI EAFE® Index (net of dividends), which declined by -44.59%.

The Federal Reserve slashed interest rates to counteract the effects of the recession and investor demand for quality bond investments, which helped the Barclays Aggregate Index post a positive 1.88% return. However, the Barclays Capital High Yield Bond Index (“Barclays High Yield Index”) fell by -22.39%. Municipal bonds also posted a minimal gain, as the Barclays Capital Municipal Bond Index (“Barclays Muni Index”) increased by 0.05%. For investors with bond holdings outside the United States, the Citigroup World Non-US Government Bond Index (Hedged) fell by -1.72%. The Unhedged variation of this index, which has the impact of a changing value of the US dollar, rose 13.2%.

I

CONSULTING GROUP CAPITAL MARKETS FUNDS

Large Capitalization Growth Investments declined by -42.06% versus the comparative decline of -39.90% posted by the Fund’s benchmark, the Russell 1000® Growth Index. The Lipper Large Cap Growth Fund Average fell by -39.66%. The Fund’s sub-advisers are Westfield Capital Management Company, LP (“Westfield”), Delaware Management Company (“Delaware”), and Wells Capital Management Inc. (“WellsCap”) As the semi-annual period commenced, the Fund had just compiled a strong period of relative return. The value added had been the result of the sub-advisers’ positioning of the portfolio with a greater-than-index exposure to the Energy and Materials sectors. As the commodity markets slumped along with financial assets, this portfolio position turned negative and resulted in underperformance. The underperformance was more pronounced in the Westfield and WellsCap portfolios, as they had posted higher returns earlier in the cycle.

Large Capitalization Value Equity Investments declined by -45.45%, underperforming its benchmark, the Russell 1000 Value Index, which declined by -44.71%. The Lipper Large-Cap Value Fund Average fell by -42.35%. Entering the semi-annual period, the Fund’s sub-advisers were Cambiar Investors LLC, AllianceBernstein LP, and NFJ Investment Group L.P. (“NFJ”). In December 2008, AllianceBernstein was replaced by Cullen Capital Management, LLC (“Cullen Capital”). The overall position of the Fund’s sub-advisers had been to de-emphasize financial stocks through this bear market. However, AllianceBernstein had maintained a large exposure to some of the weakest financial companies. All sub-advisers struggled in this period as even the energy holdings that had helped earlier in the cycle retreated sharply. Cullen Capital’s investment philosophy incorporates both high dividend yield and low price-to-earnings ratio to create a portfolio.

Small Capitalization Growth Investments declined by -47.00%, slightly underperforming the -46.69% decline of its benchmark, the Russell 2000 Growth Index. The Lipper Small-Cap Growth Fund Average fell by -44.83%. The Fund’s sub-advisers are Wall Street Associates LLC and Westfield. Small cap growth markets suffered from the broad market decline as liquidity negatively impacted small stocks across the marketplace. There was also a very sharp reversal in the energy- and commodity-related companies that had been a source of relative success. The decline in Technology and Energy stocks played a major role in the Fund’s relative and absolute underperformance.

Small Capitalization Value Equity Investments declined by -45.34%, outperforming its benchmark, the Russell 2000 Value Index, which posted a decline of -47.16%. The Lipper Small Cap Value Fund Average fell by -46.50%. The Fund’s sub-advisers are NFJ, Delaware, and Rutabaga Capital Management LLC. Although small cap value was the worst-performing of the four domestic equity styles, the portfolio produced a higher return than either of the large cap value and the small cap growth Funds. The sub-advisers were hurt by the bear market as were all other advisers, but the longer-term trend to avoid much of the financial sectors problems was a relative benefit during this period.

International Equity Investments declined by -44.69%, just underperforming its benchmark, the MSCI EAFE Index (net of dividends), which decline by -44.59%. The Lipper International Large Core Fund Average fell by -44.87%. The Fund’s sub-advisers are Philadelphia International Advisors LP, Thornburg Investment Management, Inc., Marsico Capital Management, LLC, and Schroder Investment Management North America Inc. Negative capital market and economic conditions occurred globally. The sub-advisers in the international markets suffered from holding financial service companies, energy stocks as the price of oil sank, and cyclical companies that were exposed to growth areas such as the emerging markets before they declined rapidly.

Emerging Markets Equity Investments declined by -48.47%. Its benchmark, the MSCI Emerging Markets Index, fell by -47.21% during the period. The Lipper Emerging Markets Fund Average declined by -50.00%. The Fund’s sub-advisers are Newgate Capital Management LLC and SSgA Funds Management, Inc. The recent multi-year market leadership of the emerging markets retreated rapidly as global capital fled the markets in a move to safety. The benchmark fell more than any other equity index. The market is strongly influenced by Energy-and Natural Resource-related companies. The price collapse in commodities had a large negative impact upon many of the largest stocks in the benchmark and in the Fund, resulting in sharply negative returns.

II

Subsequent to the end of this reporting period, in March 2009, the Board of Trustees approved the addition of one new sub-adviser into each of Large Capitalization Growth Investments and Large Capitalization Value Equity Investments. There are now four sub-advisers in each Fund. Each new sub-adviser manages a small, dedicated mid-cap assignment in its respective Fund to help broaden diversification. Artisan Partners Limited Partnership manages the assignment in Large Capitalization Value Equity Investments and Frontier Capital Management Company, LLC, manages the assignment in Large Capitalization Growth Investments.

Core Fixed Income Investments declined by -0.72% as compared to its benchmark, the Barclays Aggregate Index, which returned 1.88%. The Lipper Intermediate Investment Grade Fund Average fell by -4.92%. The Fund’s sub-advisers are Pacific Investment Management Company LLC (“PIMCO”), BlackRock Financial Management, Inc, Metropolitan West Asset Management, LLC, and Western Asset Management Company (“WAMCo”). To achieve relative success in this category, the sub-advisers had to move their respective portfolios away from credit-related issues (i.e. corporate bonds) and much of the mortgage-related securities markets. WAMCo’s portfolio had exposure to both of these areas and struggled against the benchmark. The aggregate positioning of the sub-advisers was to have a greater exposure to lower-quality issues than the index bias towards government issues, which had superior returns.

High Yield Investments declined -23.63%, below its benchmark, the Barclays High Yield Index, which declined by -22.39%, and the Lipper High Yield Fund Average, which declined by -22.64%. The yield premium that investors require over riskless, comparable U.S. Treasury securities rose to record levels during this period. The recession and rising risk of default hurt the high yield market. WAMCo and PENN Capital Management Co. are the sub-advisers in this Fund. Both sub-advisers underperformed the benchmark, as the lowest-rated securities in the asset class underperformed other ratings classes.

International Fixed Income Investments returned 2.40%, while its benchmark, the Citigroup Non-US World Government Index (Hedged) fell by -1.72%. The Lipper International Income Fund Average declined by -6.06%. PIMCO is the Fund’s sub-adviser. The Lipper universe includes those funds that do not have to hedge their currency exposure.

Municipal Bond Investments returned 0.79%, versus the 0.05% return of its benchmark, the Barclays Muni Index. The Lipper General Municipal Fund Average declined by -4.70%. McDonnell Investment Management LLC is the Fund’s sub-adviser.

Sincerely,

James J. Tracy
Chief Executive Officer

March 24, 2009

III

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarney.com.

The Funds are only available to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 1.50%. The performance data shown does not reflect this fee, which would reduce returns.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

RISKS: Certain of the funds may invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small or medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain of the funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds.

[i]	The US Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.
ii	The S&P 500® Index is a market capitalization-weighted index of 500 widely-held common stocks. Standard & Poor’s 500 and S&P 500® are registered trademarks of the McGraw-Hill Companies, Inc.
iii	The Russell 1000® Value Index is a capitalization weighted total return index which is comprised of 1,000 of the largest capitalized U.S.-domiciled companies with greater than average value orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ. Russell 1000® Index is a registered trademark of the Frank Russell Company.
iv	The Russell 2000® Value Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S.-domiciled companies with less-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ.
[v]	The Russell 2000® Growth Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest capitalized U.S.-domiciled companies with greater-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ. Russell 2000® Index is a registered trademark of the Frank Russell Company.
vi	The Russell 1000® Growth Index is a capitalization weighted total return index which is comprised of 1,000 of the largest capitalized U.S.-domiciled companies with greater-than-average growth orientation whose common stock is traded in the U.S. on the New York Stock Exchange, American Stock Exchange and NASDAQ.
vi	The MSCI EAFE® — Capitalization Weighted Index is a composite portfolio or equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country’s market capitalization. MSCI EAFE® — Capitalization Weighted Index is a registered trademark of Morgan Stanley Capital International Inc.
viii	The MSCI Emerging Markets Index is an index comprised of thirteen emerging markets open to direct foreign participation.
ix	The Barclays Capital U.S. Aggregate BondTM Index is composed of the Barclays Capital Intermediate Government/Credit Bond Index and the Barclays Capital Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Barclays Capital U.S. Aggregate Index is a trademark of Barclays Capital.
[x]	The Barclays Capital High Yield Index is composed of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds must be dollar-denominated, non-convertible and have at least one year remaining to maturity as well as an outstanding par value of $100 million.
xi	The Citigroup Non-U.S. World Government Bond Index-Hedged is a market capitalization weighted index that is designed to represent the hedged performance of the government bond markets in thirteen developed countries, excluding the U.S.
xii	The Barclays Capital Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons.

IV

Performance of the Consulting Group Capital Markets Funds
For the Six Months Ended February 28, 2009†* (unaudited)

Large Capitalization Growth Investments	(42.06)%
Russell 1000® Growth Index (1)	(39.90)

Large Capitalization Value Equity Investments	(45.45)
Russell 1000® Value Index (2)	(44.71)

Small Capitalization Growth Investments	(47.00)
Russell 2000® Growth Index (3)	(46.69)

Small Capitalization Value Equity Investments	(45.34)
Russell 2000® Value Index (4)	(47.16)

International Equity Investments	(44.69)
MSCI EAFE® — Capitalization Weighted Index (5)	(44.59)

Emerging Markets Equity Investments	(48.47)
MSCI Emerging Markets Index (6)	(47.21)

Core Fixed Income Investments	(0.72)
Barclays Capital U.S. Aggregate Bondtm Index (7)	1.88

High Yield Investments	(23.63)
Barclays Capital High Yield Index (8)	(22.39)

International Fixed Income Investments	2.40
Citigroup Non-U.S. World Government Bond Index — Hedged (9)	(1.72)

Municipal Bond Investments	0.79
Barclays Capital Municipal Bond Index (10)	0.05

Money Market Investments	0.40
90-day Treasury Bill	0.16

See pages VI through VII for all footnotes.

V

FOOTNOTES

†	All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, where redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarney.com.

*	The Funds are available only to investors participating in an advisory program. These programs charge an annual fee, which in the case of TRAK® may be up to 1.50%. The performance data shown does not reflect this fee, which would reduce returns.

1	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

2	The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

3	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

4	The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

5	The MSCI EAFE®-Capitalization Weighted Index is a composite portfolio of equity total returns for the countries of Australia, New Zealand and countries in Europe and the Far East, weighted based on each country’s market capitalization. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

6	The MSCI Emerging Markets Index is an index comprised of twenty-five emerging markets open to direct foreign participation. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

7	The Barclays Capital U.S. Aggregate Bondtm Index is composed of the Barclays Capital Intermediate Government/Credit Bond Index and the Barclays Capital Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

8	The Barclays Capital High Yield Index is composed of fixed rate, publicly issued, non-investment grade debt registered with the SEC. All bonds must be dollar-denominated, non-convertible, and have at least one year remaining to maturity as well as an outstanding par value of $100 million. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

9	The Citigroup Non-U.S. World Government Bond Index is an index subset of the Citigroup World Bond Index that excludes corporate bonds denominated in US dollars. It contains foreign government and supranational bonds denominated in Australian, Austrian, Belgian, British, Canadian, Danish, Dutch, French, German, Italian, Japanese, Spanish and Swedish currencies.

VI

Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

10	The Barclays Capital Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last five years, having a minimum credit rating of at least Baa and maturity of at least two years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index’s performance. Please note that an investor cannot invest directly in an index.

11	The Lipper Large-Cap Value Fund Index is comprised of the Fund’s peer group of mutual funds investing in value oriented funds.

12	The Lipper Large-Cap Growth Fund Index is comprised of the Fund’s peer group of mutual funds investing in growth oriented funds.

13	The Lipper Small Cap Value Fund Index is comprised of the Fund’s peer group of mutual funds which limit their investments to small cap value companies.

14	The Lipper Small Cap Growth Fund Index is comprised of the Fund’s peer group of mutual funds which limit their investments to small cap growth companies.

15	The Lipper International Income Fund Index is an equally weighted average of the funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-Cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the US with market capitalizations greater than the 250th largest company in the S&P/ Citigroup World ex-U.S. Broad Market Index.

16	The Lipper Emerging Markets Funds Index is an equally weighted average of the funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

17	The Lipper International Income Funds Index is an equally weighted average of the funds that invest primarily in US dollar and non-US dollar debt securities of issuers located in at least three countries, excluding the United States.

18	Lipper Intermediate Investment Grade Index is an average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund’s performance.

19	Lipper High Yield Bond Fund Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

20	The Lipper General Municipal Debt Fund Index is an average of funds that invest at least 65% of their assets in municipal debt issues in the top four credit ratings. The total return of the Lipper Average does not include the effect of sales charges. You cannot invest directly in a Lipper Average.

VII

Fund Expenses
(unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) advisory program annual fees, which in the case of TRAK® may be up to 1.50%; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on September 1, 2008, and held for the six months ended February 28, 2009.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Total Return	Beginning	Ending	Annualized	Expense
	Without	Account	Account	Expense	Paid During
Fund	TRAK Fee(2)	Value	Value	Ratios(3)	the Period(4)

Large Capitalization Growth Investments	(42.06)%	$1,000.00	$579.40	0.70%	$2.74
Large Capitalization Value Equity Investments	(45.45)%	1,000.00	545.50	0.68%	2.61
Small Capitalization Growth Investments	(47.00)%	1,000.00	530.00	1.10%	4.17
Small Capitalization Value Equity Investments	(45.34)%	1,000.00	546.60	1.09%	4.18
International Equity Investments	(44.69)%	1,000.00	553.10	0.90%	3.47
Emerging Markets Equity Investments	(48.47)%	1,000.00	515.30	0.99%	3.72
Core Fixed Income Investments	(0.72)%	1,000.00	992.80	0.53%	2.62
High Yield Investments	(23.63)%	1,000.00	763.70	0.81%	3.54
International Fixed Income Investments	2.40%	1,000.00	1,024.00	0.76%	3.81
Municipal Bond Investments	0.79%	1,000.00	1,007.90	0.54%	2.69
Money Market Investments	0.40%	1,000.00	1,004.00	0.52%	2.58

(1)	For the six months ended February 28, 2009.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable advisory program charge, which in the case of TRAK® may be up to 1.50%. Total return is not annualized as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Annualized Expense Ratios are based on the most recent 6 month expense ratios, which may differ from expense ratios in the Financial Highlights.
(4)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Fund Expenses
(unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any advisory program annual fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these advisory program annual fees were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expense
	Annualized	Account	Account	Expense	Paid During
Fund	Total Return	Value	Value	Ratios(2)	the Period(3)

Large Capitalization Growth Investments	5.00%	$1,000.00	$1,021.32	0.70%	$3.51
Large Capitalization Value Equity Investments	5.00%	1,000.00	1,021.42	0.68%	3.41
Small Capitalization Growth Investments	5.00%	1,000.00	1,019.34	1.10%	5.51
Small Capitalization Value Equity Investments	5.00%	1,000.00	1,019.39	1.09%	5.46
International Equity Investments	5.00%	1,000.00	1,020.33	0.90%	4.51
Emerging Markets Equity Investments	5.00%	1,000.00	1,019.89	0.99%	4.96
Core Fixed Income Investments	5.00%	1,000.00	1,022.17	0.53%	2.66
High Yield Investments	5.00%	1,000.00	1,020.78	0.81%	4.06
International Fixed Income Investments	5.00%	1,000.00	1,021.03	0.76%	3.81
Municipal Bond Investments	5.00%	1,000.00	1,022.12	0.54%	2.71
Money Market Investments	5.00%	1,000.00	1,022.22	0.52%	2.61

(1)	For the six months ended February 28, 2009.
(2)	Annualized Expense Ratios are based on the most recent 6 month expense ratios, which may differ from the expense ratios in the Financial Highlights.
(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedules of Investments
February 28, 2009 (unaudited)

Large Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 95.9%
CONSUMER DISCRETIONARY — 10.1%
Commercial Services — 2.4%
77,700	Mastercard Inc., Class A Shares	$12,278,931
310,000	Visa Inc., Class A Shares	17,580,100

	Total Commercial Services	29,859,031

Consumer Services — 0.5%
310,000	Weight Watchers International Inc.	5,611,000

Diversified Consumer Services — 1.5%
249,092	Apollo Group Inc., Class A Shares (a)*	18,059,170

Hotels, Restaurants & Leisure — 0.8%
177,600	McDonald’s Corp.	9,279,600

Media — 0.7%
447,200	DIRECTV Group Inc.*	8,917,168

Multiline Retail — 1.9%
302,300	Kohl’s Corp.*	10,622,822
421,500	Target Corp.	11,932,665

	Total Multiline Retail	22,555,487

Specialty Retail — 2.3%
103,200	Best Buy Co. Inc. (a)	2,974,224
541,300	Home Depot Inc.	11,307,757
259,500	Lowe’s Cos. Inc.	4,110,480
650,000	Staples Inc. (a)	10,367,500

	Total Specialty Retail	28,759,961

	TOTAL CONSUMER DISCRETIONARY	123,041,417

CONSUMER STAPLES — 8.9%
Food & Staples Retailing — 5.4%
1,037,007	CVS/Caremark Corp.	26,692,560
435,000	Walgreen Co.	10,379,100
594,700	Wal-Mart Stores Inc.	29,283,028

	Total Food & Staples Retailing	66,354,688

Food Products — 2.5%
303,900	Bunge Ltd. (a)	14,246,832
491,850	Nestle SA, ADR	15,990,044

	Total Food Products	30,236,876

Household Products — 1.0%
240,000	Procter & Gamble Co.	11,560,800

	TOTAL CONSUMER STAPLES	108,152,364

ENERGY — 7.8%
Energy Equipment & Services — 4.6%
912,500	Halliburton Co.	14,882,875
693,600	National-Oilwell Varco Inc.*	18,539,928
142,864	Transocean Ltd.*	8,538,981
1,374,200	Weatherford International Ltd.*	14,662,714

	Total Energy Equipment & Services	56,624,498

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

ENERGY — 7.8% — (continued)
Energy Equipment & Services — 4.6% — (continued)

Oil, Gas & Consumable Fuels — 3.2%
145,000	EOG Resources Inc.	$7,255,800
420,900	Occidental Petroleum	21,832,083
338,100	Petroleo Brasileiro SA, ADR	9,375,513

	Total Oil, Gas & Consumable Fuels	38,463,396

	TOTAL ENERGY	95,087,894

FINANCIALS — 5.6%
Capital Markets — 2.4%
460,000	Bank of New York Mellon Corp. (The)	10,198,200
74,190	BlackRock Inc.	7,182,334
697,550	Charles Schwab Corp.	8,865,861
100,631	State Street Corp.	2,542,945

	Total Capital Markets	28,789,340

Diversified Financial Services — 2.6%
55,000	CME Group Inc.	10,032,000
225,300	IntercontinentalExchange Inc.*	12,790,281
398,650	JPMorgan Chase & Co.	9,109,153

	Total Diversified Financial Services	31,931,434

Insurance — 0.6%
216,782	The Travelers Cos. Inc.	7,836,669

	TOTAL FINANCIALS	68,557,443

HEALTH CARE — 21.9%
Biotechnology — 7.6%
556,370	Biogen Idec Inc. (a)*	25,615,274
365,768	Celgene Corp.*	16,360,803
234,800	Genentech Inc.*	20,087,140
669,437	Gilead Sciences Inc. (a)*	29,990,777

	Total Biotechnology	92,053,994

Health Care Equipment & Supplies — 1.8%
526,350	Covidien Ltd.	16,669,505
30,000	Intuitive Surgical Inc. (a)*	2,728,800
81,200	St. Jude Medical Inc. (a)*	2,692,592

	Total Health Care Equipment & Supplies	22,090,897

Health Care Providers & Services — 1.8%
275,000	Medco Health Solutions Inc.*	11,159,500
558,400	UnitedHealth Group Inc.	10,972,560

	Total Health Care Providers & Services	22,132,060

Life Sciences Tools & Services — 3.5%
349,500	Illumina Inc. (a)*	10,949,835
858,100	Thermo Fisher Scientific Inc.*	31,114,706

	Total Life Sciences Tools & Services	42,064,541

Pharmaceuticals — 7.2%
139,593	Abbott Laboratories	6,608,333
365,000	Allergan Inc. (a)	14,140,100
990,600	Bristol-Myers Squibb Co.	18,236,946
1,803,350	Elan Corp. PLC, ADR*	11,144,703
108,600	Novo Nordisk, ADR	5,258,412

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

HEALTH CARE — 21.9% — (continued)
Pharmaceuticals — 7.2% — (continued)

153,300	Teva Pharmaceutical Industries Ltd., ADR	$6,834,114
626,350	Wyeth	25,567,607

	Total Pharmaceuticals	87,790,215

	TOTAL HEALTH CARE	266,131,707

INDUSTRIALS — 5.1%
Air Freight & Logistics — 1.6%
375,000	Expeditors International of Washington Inc.	10,331,250
225,000	United Parcel Service Inc., Class B Shares	9,265,500

	Total Air Freight & Logistics	19,596,750

Construction & Engineering — 1.3%
556,800	Foster Wheeler AG*	8,374,272
231,600	Jacobs Engineering Group Inc.*	7,814,184

	Total Construction & Engineering	16,188,456

Machinery — 2.2%
268,300	Danaher Corp. (a)	13,618,908
321,750	ITT Industries Inc.	12,017,363

	Total Machinery	25,636,271

	TOTAL INDUSTRIALS	61,421,477

INFORMATION TECHNOLOGY — 27.5%
Communication Equipment — 4.7%
431,900	Cisco Systems Inc.*	6,292,783
422,200	Juniper Networks Inc.*	5,999,462
555,200	Nokia Corp., ADR (a)	5,196,672
1,076,646	QUALCOMM Inc.	35,992,276
78,800	Research in Motion Ltd.*	3,147,272

	Total Communication Equipment	56,628,465

Computers & Peripherals — 10.1%
395,014	Apple Inc. (a)*	35,278,700
1,507,491	EMC Corp.*	15,828,656
687,544	Hewlett-Packard Corp.	19,959,402
324,305	International Business Machines Corp.	29,845,789
809,700	NetApp Inc. (a)*	10,882,368
625,000	Teradata Corp.*	9,662,500

	Total Computers & Peripherals	121,457,415

Internet Software & Services — 4.7%
360,107	eBay Inc. (a)*	3,914,363
103,098	Equinix Inc.*	4,784,778
67,000	Google Inc., Class A Shares*	22,645,330
675,000	Verisign Inc.*	13,047,750
985,200	Yahoo! Inc.*	13,034,196

	Total Internet Software & Services	57,426,417

IT Services — 2.0%
864,600	Cognizant Technology Solutions Corp., Class A Shares*	15,908,640
285,700	Global Payments Inc.	8,765,276

	Total IT Services	24,673,916

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Shares	Security	Value

INFORMATION TECHNOLOGY — 27.5% — (continued)
IT Services — 2.0% — (continued)

Semiconductors & Semiconductor Equipment — 1.2%
331,000	Analog Devices, Inc.	$6,169,840
1,092,900	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,240,466

	Total Semiconductors & Semiconductor Equipment	14,410,306

Software — 4.8%
578,100	Intuit Inc.*	13,174,899
1,461,660	Microsoft Corp.	23,605,809
1,418,500	Oracle Corp.*	22,043,490

	Total Software	58,824,198

	TOTAL INFORMATION TECHNOLOGY	333,420,717

MATERIALS — 6.5%
Chemicals — 6.1%
187,100	Air Products & Chemicals Inc.	8,653,375
246,700	Mosaic Co. (The)	10,620,435
593,800	Praxair Inc.	33,698,150
516,600	Syngenta AG, ADR	22,120,812

	Total Chemicals	75,092,772

Metals & Mining — 0.4%
329,900	Cia Vale do Rio Doce, ADR	4,252,411

	TOTAL MATERIALS	79,345,183

TELECOMMUNICATION SERVICES — 2.5%
Wireless Telecommunication Services — 2.5%
485,207	American Tower Corp., Class A Shares*	14,129,227
600,000	Crown Castle International Corp. (a)*	10,524,000
437,097	NII Holdings Inc. (a)*	5,599,213

	Total Wireless Telecommunication Services	30,252,440

	TOTAL TELECOMMUNICATION SERVICES	30,252,440

	TOTAL COMMON STOCKS (Cost — $1,492,457,925)	1,165,410,642

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,492,457,925)	1,165,410,642

Face
Amount

SHORT-TERM INVESTMENTS (b) — 11.4%
U.S. GOVERNMENT AGENCY — 0.8%
$9,285,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.120% due 3/2/09 (c) (Cost — $9,284,907)	9,284,907

MONEY MARKET FUND — 8.0%
97,323,511	The AIM STIT — Liquid Assets Portfolio (d) (Cost — $97,323,511)	97,323,511

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Growth Investments

Face
Amount	Security	Value

MONEY MARKET FUND — 8.0% — (continued)

TIME DEPOSITS — 2.6%
$31,370,892	Bank of America — Toronto, 0.080% due 3/2/09	$31,370,892
1,166	BBH — Grand Cayman, 0.080% due 3/2/09	1,166

	TOTAL TIME DEPOSITS (Cost — $31,372,058)	31,372,058

	TOTAL SHORT-TERM INVESTMENTS (Cost — $137,980,476)	137,980,476

	TOTAL INVESTMENTS — 107.3% (Cost — $1,630,438,401#)	1,303,391,118
	Liabilities in Excess of Other Assets — (7.3)%	(88,714,665)

	TOTAL NET ASSETS — 100.0%	$1,214,676,453

*	Non-income producing securities.
(a)	All of a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.3%.
(c)	Rate shown represents yield-to-maturity.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same. Abbreviation used in this schedule: ADR — American Depositary Receipts

Summary of Investments by Security Type*

Information Technology	25.6%
Health Care	20.4
Consumer Discretionary	9.4
Consumer Staples	8.3
Energy	7.3
Materials	6.1
Financials	5.3
Industrials	4.7
Telecommunication Services	2.3
Short-Term Investments	10.6

100.0%

*	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.1%
CONSUMER DISCRETIONARY — 12.7%
Distributors — 0.6%
220,900	Genuine Parts Co.	$6,216,126

Household Durables — 1.2%
257,100	Black & Decker Corp.	6,085,557
283,800	Whirlpool Corp. (a)	6,308,874

	Total Household Durables	12,394,431

Leisure Equipment & Products — 1.8%
1,555,300	Mattel Inc. (a)	18,414,752

Media — 5.5%
478,800	CBS Corp., Class B Shares	2,044,476
840,000	DIRECTV Group Inc.*	16,749,600
1,611,700	Interpublic Group Cos. Inc. (a)*	6,140,577
2,050,000	News Corp., Class A Shares	11,398,000
1,575,000	Time Warner Inc.	12,017,250
320,000	WPP PLC, ADR	8,275,200

	Total Media	56,625,103

Multiline Retail — 1.1%
420,000	Target Corp. (a)	11,890,200

Specialty Retail — 1.6%
513,600	Home Depot Inc. (a)	10,729,104
800,000	Limited Brands Inc. (a)	6,152,000

	Total Specialty Retail	16,881,104

Textiles, Apparel & Luxury Goods — 0.9%
187,400	V. F. Corp. (a)	9,726,060

	TOTAL CONSUMER DISCRETIONARY	132,147,776

CONSUMER STAPLES — 15.5%
Beverages — 0.6%
140,820	Diageo PLC, ADR	6,546,722

Food & Drug Retailing — 0.7%
465,600	SUPERVALU Inc. (a)	7,268,016

Food & Staples Retailing — 1.5%
620,000	CVS/Caremark Corp.	15,958,800

Food Products — 4.7%
250,000	Archer Daniels Midland	6,665,000
207,700	HJ Heinz Co.	6,785,559
813,600	Kraft Foods Inc., Class A Shares	18,533,808
864,300	Unilever NV, Registered Shares	16,516,773

	Total Food Products	48,501,140

Household Products — 1.7%
378,100	Kimberly-Clark Corp. (a)	17,812,291

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

CONSUMER STAPLES — 15.5% — (continued)

Tobacco — 6.3%
2,296,300	Altria Group Inc.	$35,454,872
599,700	Philip Morris International Inc.	20,071,959
296,800	Reynolds American Inc.	9,966,544

	Total Tobacco	65,493,375

	TOTAL CONSUMER STAPLES	161,580,344

ENERGY — 19.7%
Energy Equipment & Services — 5.0%
250,000	Baker Hughes Inc.	7,327,500
182,300	Diamond Offshore Drilling Inc. (a)	11,419,272
1,349,500	Halliburton Co. (a)	22,010,345
1,107,000	Weatherford International Ltd.*	11,811,690

	Total Energy Equipment & Services	52,568,807

Oil, Gas & Consumable Fuels — 14.7%
380,000	Anadarko Petroleum Corp.	13,281,000
549,800	BP PLC, ADR	21,090,328
477,050	Chevron Corp.	28,961,705
402,750	ConocoPhillips	15,042,713
373,300	El Paso Corp.	2,519,775
273,000	EnCana Corp.	10,748,010
954,200	Marathon Oil Corp.	22,204,233
212,300	Occidental Petroleum	11,012,001
236,300	Royal Dutch Shell PLC, Class A Shares, ADR (a)	10,390,111
227,500	Total SA, ADR	10,738,000
260,000	XTO Energy Inc. (a)	8,231,600

	Total Oil, Gas & Consumable Fuels	154,219,476

	TOTAL ENERGY	206,788,283

FINANCIALS — 12.8%
Capital Markets — 1.1%
272,000	AllianceBernstein Holding LP	3,310,240
492,000	Ameriprise Financial Inc.	7,842,480

	Total Capital Markets	11,152,720

Commercial Banks — 2.6%
624,800	PNC Financial Services Group Inc.	17,082,032
322,650	US Bancorp	4,617,122
442,600	Wells Fargo & Co.	5,355,460

	Total Commercial Banks	27,054,614

Diversified Financial Services — 1.6%
346,000	JPMorgan Chase & Co.	7,906,100
440,000	Nasdaq OMX Group Inc. (The)*	9,196,000

	Total Diversified Financial Services	17,102,100

Insurance — 5.1%
253,000	ACE Ltd.	9,237,030
814,800	Allstate Corp.	13,713,083
97,900	Hartford Financial Services Group Inc.	597,190
1,201,400	Lincoln National Corp. (a)	10,320,026
285,000	The Travelers Cos. Inc.	10,302,750
390,000	Willis Group Holdings Ltd.	8,537,100

	Total Insurance	52,707,179

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

FINANCIALS — 12.8% — (continued)

Real Estate Investment Trusts (REITs) — 1.8%
763,200	Annaly Capital Management Inc. (a)	$10,608,480
217,150	HCP Inc.	3,967,331
142,500	Health Care REIT Inc.	4,384,725

	Total Real Estate Investment Trusts (REITs)	18,960,536

Thrifts & Mortgage Finance — 0.6%
619,400	New York Community Bancorp Inc. (a)	6,101,090

	TOTAL FINANCIALS	133,078,239

HEALTH CARE — 10.8%
Health Care Equipment & Supplies — 0.8%
267,100	Medtronic Inc.	7,903,489

Health Care Providers & Services — 2.3%
482,000	Aetna Inc.	11,505,340
168,500	Cardinal Health Inc.	5,467,825
299,000	Humana Inc.*	7,077,330

	Total Health Care Providers & Services	24,050,495

Pharmaceuticals — 7.7%
249,250	AstraZeneca PLC, ADR	7,873,808
359,550	Bristol-Myers Squibb Co.	6,619,316
273,450	Eli Lilly & Co.	8,033,961
599,100	GlaxoSmithKline PLC, ADR	18,050,883
139,400	Johnson & Johnson	6,970,000
1,914,900	Pfizer Inc.	23,572,418
210,000	Teva Pharmaceutical Industries Ltd., ADR	9,361,800

	Total Pharmaceuticals	80,482,186

	TOTAL HEALTH CARE	112,436,170

INDUSTRIALS — 6.6%
Aerospace & Defense — 1.6%
519,900	Boeing Co. (a)	16,345,656

Commercial Services & Supplies — 1.6%
799,600	R.R. Donnelley & Sons Co. (a)	6,228,884
388,000	Waste Management Inc.	10,476,000

	Total Commercial Services & Supplies	16,704,884

Industrial Conglomerates — 2.5%
350,200	3M Co.	15,920,092
1,130,050	General Electric Co.	9,616,726

	Total Industrial Conglomerates	25,536,818

Machinery — 0.7%
313,100	Caterpillar Inc.	7,705,391

Road & Rail — 0.2%
62,000	Norfolk Southern Corp.	1,966,640

	TOTAL INDUSTRIALS	68,259,389

INFORMATION TECHNOLOGY — 8.1%
Communication Equipment — 1.3%
245,300	Harris Corp.	9,144,784
421,750	Nokia Corp., ADR (a)	3,947,580

	Total Communication Equipment	13,092,364

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Shares	Security	Value

INFORMATION TECHNOLOGY — 8.1% — (continued)

Electronic Equipment & Instruments — 1.4%
3,400,000	Flextronics International Ltd.*	$7,004,000
680,000	Ingram Micro Inc., Class A Shares*	7,405,200

	Total Electronic Equipment & Instruments	14,409,200

IT Services — 1.2%
1,130,000	Western Union Co.	12,610,800

Office Electronics — 0.8%
1,566,600	Xerox Corp. (a)	8,114,988

Semiconductors & Semiconductor Equipment — 1.7%
1,000,000	Intel Corp.	12,740,000
320,000	Kla-Tencor Corp. (a)	5,520,000

	Total Semiconductors & Semiconductor Equipment	18,260,000

Software — 1.7%
480,000	Electronic Arts Inc.*	7,828,800
607,000	Microsoft Corp.	9,803,050

	Total Software	17,631,850

	TOTAL INFORMATION TECHNOLOGY	84,119,202

MATERIALS — 1.2%
Chemicals — 1.2%
560,000	EI Du Pont de Nemours & Co. (a)	10,505,600
297,600	The Dow Chemical Co.	2,130,816

	Total Chemicals	12,636,416

	TOTAL MATERIALS	12,636,416

TELECOMMUNICATION SERVICES — 5.7%
Diversified Telecommunication Services — 5.7%
820,234	AT&T Inc.	19,496,962
65,700	Embarq Corp.	2,297,529
623,300	Verizon Communications	17,782,749
505,400	Vodafone Group PLC, ADR	8,970,850
1,395,400	Windstream Corp.	10,409,684

	Total Diversified Telecommunication Services	58,957,774

	TOTAL TELECOMMUNICATION SERVICES	58,957,774

UTILITIES — 3.0%
Electric Utilities — 1.6%
131,000	Entergy Corp.	8,828,090
155,500	FPL Group Inc.	7,048,815

	Total Electric Utilities	15,876,905

Multi-Utilities — 1.4%
334,700	Ameren Corp.	7,959,166
234,800	Dominion Resources Inc.	7,086,264

	Total Multi-Utilities	15,045,430

	TOTAL UTILITIES	30,922,335

	TOTAL COMMON STOCKS (Cost — $1,473,986,421)	1,000,925,928

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,473,986,421)	1,000,925,928

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Large Capitalization Value Equity Investments

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS (b) — 13.1%
MONEY MARKET FUND — 8.4%
$88,055,457	The AIM STIT — Liquid Assets Portfolio (c) (Cost — $88,055,457)	$88,055,457

TIME DEPOSITS — 4.7%
48,757,560	Bank of America — Toronto, 0.080% due 3/2/09 (Cost — $48,757,560)	48,757,560

	TOTAL SHORT-TERM INVESTMENTS (Cost — $136,813,017)	136,813,017

	TOTAL INVESTMENTS — 109.2% (Cost — $1,610,799,438#)	1,137,738,945
	Liabilities in Excess of Other Assets — (9.2)%	(95,712,989)

	TOTAL NET ASSETS — 100.0%	$1,042,025,956

*	Non-income producing securities.
(a)	All of a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.7%.
(c)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipts

Summary of Investments by Security Type*

Energy	18.2%
Consumer Staples	14.2
Financials	11.7
Consumer Discretionary	11.6
Health Care	9.9
Information Technology	7.4
Industrials	6.0
Telecommunication Services	5.2
Utilities	2.7
Materials	1.1
Short-Term Investments	12.0

100.0%

*	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 97.6%
CONSUMER DISCRETIONARY — 9.6%
Consumer Services — 0.9%
112,500	Grand Canyon Education Inc.*	$1,914,750

Diversified Consumer Services — 3.9%
28,900	American Public Education Inc.*	1,079,415
97,600	Coinstar Inc.*	2,551,265
105,612	Corinthian Colleges Inc.*	2,080,556
38,300	New Oriental Education & Technology Group Inc., ADR*	1,714,691
375,700	Stewart Enterprises Inc., Class A Shares	871,624

	Total Diversified Consumer Services	8,297,551

Hotels, Restaurants & Leisure — 0.2%
38,100	Red Robin Gourmet Burgers Inc.*	541,401

Household Durables — 0.4%
99,400	KB Home	884,660

Internet & Catalog Retail — 0.5%
81,800	NutriSystem Inc. (a)	1,055,220

Media — 0.2%
50,300	Rentrak Corp. (b)*	528,150

Specialty Retail — 1.5%
117,759	bebe stores inc	607,636
71,900	Dick’s Sporting Goods Inc.*	887,965
42,900	Gymboree Corp.*	1,103,388
100,900	Zumiez Inc.*	796,101

	Total Specialty Retail	3,395,090

Textiles, Apparel & Luxury Goods — 2.0%
99,200	Aeropostale Inc.*	2,300,448
103,900	Lululemon Athletica Inc. (a)*	594,308
151,600	True Religion Apparel Inc. (a)*	1,549,352

	Total Textiles, Apparel & Luxury Goods	4,444,108

	TOTAL CONSUMER DISCRETIONARY	21,060,930

CONSUMER STAPLES — 1.2%
Food Products — 0.1%
157,661	Agria Corp., ADR*	130,859

Personal Products — 1.1%
39,550	Chattem Inc. (a)*	2,508,656

	TOTAL CONSUMER STAPLES	2,639,515

ENERGY — 7.0%
Energy Equipment & Services — 3.5%
218,100	Complete Production Services Inc.*	665,205
110,580	Exterran Holdings Inc. (a)*	2,001,498
191,300	Flotek Industries Inc. (a)*	382,600
106,000	Oil States International Inc. (a)*	1,411,920
237,100	Superior Energy Services Inc.*	3,127,349

	Total Energy Equipment & Services	7,588,572

Oil, Gas & Consumable Fuels — 3.5%
151,600	Foundation Coal Holdings Inc. (a)	2,437,728
219,100	Key Energy Services Inc.*	584,997

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

ENERGY — 7.0% — (continued)
Oil, Gas & Consumable Fuels — 3.5% — (continued)

114,700	Parallel Petroleum Corp.*	$138,787
148,200	Patterson UTI Energy Inc.	1,273,038
225,100	Pioneer Drilling Co.*	864,384
116,500	Precision Drilling Trust	321,540
167,498	Quicksilver Resources Inc. (a)*	1,004,988
116,200	T-3 Energy Services Inc.*	1,279,362

	Total Oil, Gas & Consumable Fuels	7,904,824

	TOTAL ENERGY	15,493,396

FINANCIALS — 3.5%
Capital Markets — 0.5%
96,400	Riskmetrics Group Inc.*	1,059,436

Commercial Banks — 2.0%
34,200	PrivateBancorp Inc. (a)	426,132
127,100	Signature Bank*	3,178,771
88,000	Texas Capital Bancshares Inc.*	857,120

	Total Commercial Banks	4,462,023

Insurance — 1.0%
108,300	Tower Group Inc.	2,208,237

	TOTAL FINANCIALS	7,729,696

HEALTH CARE — 34.7%
Biotechnology — 12.7%
148,600	Acorda Therapeutics Inc.*	3,269,200
129,530	Alexion Pharmaceuticals Inc.*	4,429,926
139,300	Allos Therapeutics Inc.*	785,652
202,600	Celera Corp.*	1,302,718
46,100	Cephalon Inc. (a)*	3,023,699
72,300	Cubist Pharmaceuticals Inc.*	1,027,383
318,400	Human Genome Sciences Inc.*	601,776
139,000	InterMune Inc. (a)*	2,091,950
134,350	OSI Pharmaceuticals Inc. (a)*	4,581,334
45,700	United Therapeutics Corp.*	3,066,927
120,200	Vertex Pharmaceuticals Inc.*	3,633,646

	Total Biotechnology	27,814,211

Health Care Equipment & Supplies — 7.6%
237,600	American Medical Systems Holdings Inc.*	2,459,160
336,400	ev3 Inc.*	1,981,396
43,100	Greatbatch Inc.*	839,588
188,988	Immucor Inc.*	4,240,891
119,700	Masimo Corp.*	2,991,303
32,000	NuVasive Inc. (a)*	907,200
83,300	Palomar Medical Technologies Inc.*	608,090
397,100	Spectranetics Corp. (b)*	893,475
81,700	Varian Inc.*	1,848,871

	Total Health Care Equipment & Supplies	16,769,974

Health Care Providers & Services — 4.3%
86,600	Brookdale Senior Living Inc. (a)	316,090
154,400	CardioNet Inc.*	3,860,000
54,300	Genoptix Inc.*	1,646,376
57,750	Gentiva Health Services Inc. (a)*	1,000,808

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

HEALTH CARE — 34.7% — (continued)
Health Care Providers & Services — 4.3% — (continued)

48,700	Mednax Inc.	$1,441,520
124,900	Sun Healthcare Group Inc.*	1,116,606

	Total Health Care Providers & Services	9,381,400

Life Sciences Tools & Services — 3.2%
76,200	Charles River Laboratories International Inc.*	1,889,760
97,100	Illumina Inc. (a)*	3,042,143
161,400	PerkinElmer Inc. (a)	2,078,832

	Total Life Sciences Tools & Services	7,010,735

Pharmaceuticals — 4.7%
315,100	Adolor Corp.*	630,200
166,700	Array Biopharma Inc.*	520,104
339,000	Medicines Co.*	4,159,530
194,000	Medicis Pharmaceutical Corp., Class A Shares	2,188,320
229,500	Questcor Pharmaceuticals Inc.*	1,115,370
228,500	Santarus Inc.*	326,755
64,300	XenoPort Inc.*	1,343,227

	Total Pharmaceuticals	10,283,506

Technology — 2.2%
345,500	Phase Forward Inc. (a)*	4,785,175

	TOTAL HEALTH CARE	76,045,001

INDUSTRIALS — 12.7%
Aerospace & Defense — 0.9%
55,400	TransDigm Group Inc. (a)*	1,957,836

Commercial Services & Supplies — 2.3%
218,600	Geo Group Inc.*	2,583,852
177,900	Hill International Inc.*	551,490
74,100	Kendle International Inc.*	1,385,670
183,700	MDC Partners Inc., Class A Shares (b)*	630,091

	Total Commercial Services & Supplies	5,151,103

Construction & Engineering — 0.8%
115,400	Perini Corp. (a)*	1,767,928

Electrical Equipment — 1.5%
61,200	Energy Conversion Devices Inc. (a)*	1,342,116
60,900	Powell Industries Inc.*	1,823,346
307,800	Power-One Inc. (b)*	233,928

	Total Electrical Equipment	3,399,390

Machinery — 3.5%
147,394	Actuant Corp., Class A Shares	1,516,684
380,700	Colfax Corp.*	2,767,689
76,700	Titan Machinery Inc.*	707,941
96,800	Wabtec Corp.	2,590,368

	Total Machinery	7,582,682

Marine — 0.3%
174,900	Safe Bulkers Inc.	664,620

Professional Services — 0.9%
49,900	Huron Consulting Group Inc. (a)*	2,059,373

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

INDUSTRIALS — 12.7% — (continued)
Professional Services — 0.9% — (continued)

Road & Rail — 0.8%
85,900	J.B. Hunt Transport Services Inc.	$1,750,642

Trading Companies & Distributors — 0.8%
50,600	Watsco Inc.	1,737,098

Transportation Infrastructure — 0.9%
114,500	Aegean Marine Petroleum Network Inc.	1,877,800

	TOTAL INDUSTRIALS	27,948,472

INFORMATION TECHNOLOGY — 28.5%
Communication Equipment — 3.4%
56,900	DG FastChannel Inc.*	883,657
196,500	Harmonic Inc.*	1,068,960
81,400	NICE Systems Ltd., ADR*	1,717,540
168,400	Polycom Inc.*	2,239,720
149,100	Riverbed Technology Inc.*	1,561,077

	Total Communication Equipment	7,470,954

Computers & Peripherals — 1.7%
280,800	Data Domain Inc. (a)*	3,644,784

Internet Software & Services — 4.0%
76,800	comScore Inc.*	692,736
14,500	Equinix Inc.*	672,945
263,700	Omniture Inc. (a)*	2,995,632
630,900	Skillsoft PLC, ADR*	4,340,592

	Total Internet Software & Services	8,701,905

IT Services — 1.6%
232,800	Cybersource Corp.*	2,868,096
123,200	MPS Group Inc.*	612,304

	Total IT Services	3,480,400

Semiconductors & Semiconductor Equipment — 5.4%
126,800	ATMI Inc.*	1,686,440
122,600	IXYS Corp.	1,033,518
95,000	Monolithic Power Systems Inc.*	1,230,250
60,100	Netlogic Microsystems Inc.*	1,424,971
511,700	PMC-Sierra Inc. (a)*	2,614,787
78,800	Power Integrations Inc.	1,445,980
22,900	Silicon Laboratories Inc.*	501,510
75,200	Tessera Technologies Inc.*	812,160
35,650	Varian Semiconductor Equipment Associates Inc.*	650,613
146,300	Veeco Instruments Inc.*	623,238

	Total Semiconductors & Semiconductor Equipment	12,023,467

Software — 12.4%
36,600	Ansys Inc.*	738,222
95,100	ArcSight Inc.*	888,234
43,100	Blackboard Inc.*	1,182,664
307,400	Commvault Systems Inc.*	3,359,882
95,600	Concur Technologies Inc. (a)*	2,006,644
116,700	Double-Take Software Inc.*	807,564
317,485	Informatica Corp. (a)*	4,095,557
73,100	MICROS Systems Inc. (a)*	1,175,448
130,551	Net 1 UEPS Technologies Inc. (a)*	1,889,073
568,400	Nuance Communications Inc.*	5,036,023

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments

Shares	Security	Value

INFORMATION TECHNOLOGY — 28.5% — (continued)
Software — 12.4% — (continued)

275,400	Quest Software Inc.*	$3,112,020
132,500	Red Hat Inc. (a)*	1,813,925
67,300	Ultimate Software Group Inc.*	871,535
91,268	Verint Systems Inc.*	410,706

	Total Software	27,387,497

	TOTAL INFORMATION TECHNOLOGY	62,709,007

TELECOMMUNICATION SERVICES — 0.4%
Diversified Telecommunication Services — 0.4%
76,600	Atheros Communications Inc.*	925,328

	TOTAL COMMON STOCKS (Cost — $311,680,800)	214,551,345

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $311,680,800)	214,551,345

Face
Amount

SHORT-TERM INVESTMENTS (c) — 17.7%
MONEY MARKET FUND — 15.6%
$34,276,298	The AIM STIT — Liquid Assets Portfolio (d) (Cost — $34,276,298)	34,276,298

TIME DEPOSITS — 2.1%
4,614,622	Bank of America — Toronto, 0.080% due 3/2/09 (Cost — $4,614,622)	4,614,622

	TOTAL SHORT-TERM INVESTMENTS (Cost — $38,890,920)	38,890,920

	TOTAL INVESTMENTS — 115.3% (Cost — $350,571,720#)	253,442,265
	Liabilities in Excess of Other Assets — (15.3)%	(33,576,197)

	TOTAL NET ASSETS — 100.0%	$219,866,068

*	Non-income producing securities.
(a)	All of a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.1%.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipts

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Growth Investments
Summary of Investments by Security Type*

Health Care	30.0%
Information Technology	24.7
Industrials	11.0
Consumer Discretionary	8.3
Energy	6.1
Financials	3.1
Consumer Staples	1.0
Telecommunication Services	0.4
Short-Term Investments	15.4

100.0%

*	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 99.7%
CONSUMER DISCRETIONARY — 12.0%
Auto Components — 0.4%
11,800	Autoliv Inc.	$175,584
1,241,707	Hayes Lemmerz International Inc.*	62,085
472,482	Modine Manufacturing Co.	533,905

	Total Auto Components	771,574

Diversified Consumer Services — 1.5%
37,200	Brink’s Home Security Holdings Inc.*	780,084
157,500	Service Corporation International	532,350
146,252	Universal Technical Institute Inc.*	1,613,160

	Total Diversified Consumer Services	2,925,594

Hotels, Restaurants & Leisure — 1.2%
30,200	CEC Entertainment Inc. (a)*	705,170
39,900	International Speedway Corp., Class A Shares	771,267
39,900	Jack in the Box Inc.*	775,656

	Total Hotels, Restaurants & Leisure	2,252,093

Household Durables — 0.9%
37,800	American Greetings Corp., Class A Shares	140,994
58,000	Ethan Allen Interiors Inc. (a)	553,320
40,300	MDC Holdings Inc.	1,016,769

	Total Household Durables	1,711,083

Leisure Equipment & Products — 0.9%
255,577	Arctic Cat Inc.	884,296
116,800	Callaway Golf Co.	790,736

	Total Leisure Equipment & Products	1,675,032

Media — 0.1%
21,100	Meredith Corp.	271,135

Multiline Retail — 2.0%
27,600	Dollar Tree Inc. (a)*	1,071,432
290,779	Fred’s Inc., Class A Shares	2,678,075

	Total Multiline Retail	3,749,507

Specialty Retail — 3.6%
29,200	Advance Auto Parts Inc.	1,116,900
38,300	bebe stores inc	197,628
48,975	Brown Shoe Co. Inc.	174,841
14,100	Childrens Place Retail Stores Inc. (The)*	257,748
25,200	Collective Brands Inc. (a)*	260,820
25,600	Genesco Inc.*	366,080
103,386	MarineMax Inc.*	148,876
48,800	Men’s Wearhouse Inc.	521,184
44,000	PETsMART Inc.	881,760
47,500	Ross Stores Inc.	1,402,199
55,275	Stage Stores Inc.	396,875
84,400	The Cato Corp., Class A Shares	1,234,772
16,300	Zale Corp. (a)*	20,375

	Total Specialty Retail	6,980,058

Textiles, Apparel & Luxury Goods — 1.4%
26,400	Movado Group Inc.	150,744
62,300	Phillips-Van Heusen Corp.	1,032,311

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

CONSUMER DISCRETIONARY — 12.0% — (continued)
Textiles, Apparel & Luxury Goods — 1.4% — (continued)

25,100	Skechers U.S.A. Inc., Class A Shares*	$160,138
21,600	Warnaco Group Inc.*	467,640
54,000	Wolverine World Wide Inc.	818,640

	Total Textiles, Apparel & Luxury Goods	2,629,473

	TOTAL CONSUMER DISCRETIONARY	22,965,549

CONSUMER STAPLES — 6.8%
Beverages — 1.1%
1,251,400	Cott Corp.*	1,026,148
68,200	PepsiAmericas Inc. (a)	1,132,802

	Total Beverages	2,158,950

Food & Drug Retailing — 1.4%
51,700	Casey’s General Stores Inc. (a)	1,029,347
45,700	Ruddick Corp.	990,776
23,800	Weis Markets Inc.	660,450

	Total Food & Drug Retailing	2,680,573

Food Products — 3.2%
45,400	Corn Products International Inc.	915,718
303,200	Del Monte Foods Co.	2,167,880
28,300	The J.M. Smucker Co.	1,050,496
98,348	Tootsie Roll Industries Inc.	2,106,614

	Total Food Products	6,240,708

Household Products — 0.6%
43,600	WD-40 Co.	1,072,996

Tobacco — 0.5%
31,700	Universal Corp., Richmond VA	911,058

	TOTAL CONSUMER STAPLES	13,064,285

ENERGY — 6.5%
Energy Equipment & Services — 0.9%
21,100	Lufkin Industries Inc.	693,135
26,600	Tidewater Inc. (a)	939,512

	Total Energy Equipment & Services	1,632,647

Oil, Gas & Consumable Fuels — 5.6%
18,500	Arch Coal Inc. (a)	257,150
95,100	Berry Petroleum Co., Class A Shares (a)	632,415
39,400	Cimarex Energy Co. (a)	774,210
18,200	Encore Acquisition Co.*	365,456
33,200	Forest Oil Corp.*	470,776
62,900	Frontier Oil Corp. (a)	858,585
98,556	General Maritime Corp.	906,715
42,300	Holly Corp.	986,013
44,200	Newfield Exploration Co. (a)*	854,386
40,800	Penn Virginia Corp. (a)	565,080
56,900	St. Mary Land & Exploration Co.	772,702
52,500	Tsakos Energy Navigation Ltd.	877,800
41,600	Walter Industries Inc.	755,872

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

ENERGY — 6.5% — (continued)
Oil, Gas & Consumable Fuels — 5.6% — (continued)

31,900	Whiting Petroleum Corp.*	$743,270
31,400	World Fuel Services Corp.	910,914

	Total Oil, Gas & Consumable Fuels	10,731,344

	TOTAL ENERGY	12,363,991

FINANCIALS — 19.1%
Capital Markets — 0.5%
46,600	Federated Investors Inc., Class B Shares	878,876

Commercial Banks — 5.8%
68,600	Bank of Hawaii Corp.	2,197,944
91,700	Boston Private Financial Holdings Inc. (a)	318,199
28,700	Community Bank System Inc.	491,057
23,400	Cullen/Frost Bankers Inc.	1,007,136
32,600	CVB Financial Corp.	228,852
89,300	East-West Bancorp	634,923
55,200	First Midwest Bancorp Inc. (a)	415,104
119,200	Fulton Financial Corp.	741,424
34,245	Hancock Holding Co. (a)	971,188
36,200	Independent Bank Corp., (Massachusetts) (a)	530,692
58,800	NBT Bancorp Inc.	1,155,420
22,100	S&T Bancorp Inc. (a)	501,449
152,500	Sterling Bancshares Inc.	831,125
71,000	Susquehanna Bancshares Inc.	622,670
20,800	WesBanco Inc.	368,784

	Total Commercial Banks	11,015,967

Consumer Finance — 0.1%
102,800	Advance America Cash Advance Centers Inc.	104,856

Insurance — 6.9%
182,000	American Equity Investment Life Holding Co.	698,880
61,500	American Financial Group Inc.	956,940
58,550	Delphi Financial Group, Class A Shares (a)	634,682
40,100	Harleysville Group Inc.	1,193,376
63,600	Infinity Property & Casualty Corp.	2,259,708
33,900	IPC Holdings Ltd.	861,399
63,300	Platinum Underwriters Holdings Ltd.	1,774,932
22,900	RLI Corp.	1,121,642
86,700	Selective Insurance Group	1,043,001
17,200	StanCorp Financial Group Inc.	309,428
73,700	W.R. Berkley Corp.	1,533,697
40,300	Zenith National Insurance Corp.	886,197

	Total Insurance	13,273,882

Real Estate Investment Trusts (REITs) — 5.4%
82,264	Brandywine Realty Trust	388,286
690,413	Education Realty Trust Inc.	2,520,008
57,700	Equity One Inc.	645,086
84,200	Franklin Street Properties Corp.	892,520
58,700	Healthcare Realty Trust	850,563
53,900	Highwoods Properties Inc.	1,018,171
213,600	HRPT Properties Trust (a)	689,928
45,000	Nationwide Health Properties Inc.	911,700
40,800	Sovran Self Storage Inc.	864,144
82,308	UDR Inc. (a)	651,056

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

FINANCIALS — 19.1% — (continued)
Real Estate Investment Trusts (REITs) — 5.4% — (continued)

56,200	Washington Real Estate Investment Trust (a)	$963,830

	Total Real Estate Investment Trusts (REITs)	10,395,292

Thrifts & Mortgage Finance — 0.4%
68,750	Washington Federal Inc.	783,063

	TOTAL FINANCIALS	36,451,936

HEALTH CARE — 6.6%
Health Care Equipment & Supplies — 5.0%
50,800	Cooper Cos. Inc. (The)	1,117,092
84,995	ICU Medical Inc.*	2,679,893
53,000	Invacare Corp. (a)	850,120
200,289	Merit Medical Systems Inc.*	2,231,219
24,400	STERIS Corp.	562,664
22,300	Teleflex Inc.	1,059,250
36,500	West Pharmaceutical Services Inc. (a)	1,120,550

	Total Health Care Equipment & Supplies	9,620,788

Health Care Providers & Services — 1.1%
30,000	Owens & Minor Inc.	1,011,300
27,500	Universal Health Services Inc., Class B Shares	1,012,825

	Total Health Care Providers & Services	2,024,125

Life Sciences Tools & Services — 0.5%
70,606	PerkinElmer Inc.	909,405

	TOTAL HEALTH CARE	12,554,318

INDUSTRIALS — 21.6%
Aerospace & Defense — 0.5%
35,300	Curtiss-Wright Corp.	938,627

Airlines — 0.4%
76,200	SkyWest Inc.	780,288

Building Products — 1.1%
36,600	Insteel Industries Inc.	230,580
43,900	Lennox International Inc.	1,137,010
163,500	NCI Building Systems Inc. (a)*	827,310

	Total Building Products	2,194,900

Commercial Services & Supplies — 5.4%
660,480	ACCO Brands Corp.*	627,456
37,200	Brink’s Co.	887,964
214,216	Calgon Carbon Corp.*	3,138,264
108,700	Ennis Inc.	889,166
476,235	Great Lakes Dredge & Dock Corp.	1,152,489
317,614	Schawk Inc.	2,458,332
137,300	Steelcase Inc., Class A Shares	553,319
27,700	United Stationers Inc. (a)*	601,921

	Total Commercial Services & Supplies	10,308,911

Construction & Engineering — 1.0%
24,600	Granite Construction Inc.	875,268
76,100	KBR Inc.	958,860

	Total Construction & Engineering	1,834,128

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

INDUSTRIALS — 21.6% — (continued)
Construction & Engineering — 1.0% — (continued)

Electrical Equipment — 3.0%
39,300	Acuity Brands Inc.	$900,756
56,400	Belden CDT Inc.	601,788
242,546	EnerSys*	2,600,093
58,400	Regal-Beloit Corp. (a)	1,674,912

	Total Electrical Equipment	5,777,549

Industrial Conglomerates — 0.2%
18,200	Otter Tail Corp.	316,862

Machinery — 5.9%
61,200	Actuant Corp., Class A Shares	629,748
47,800	Albany International Corp., Class A Shares	411,080
82,100	Barnes Group Inc. (a)	765,172
187,594	Briggs & Stratton Corp.	2,284,895
62,600	Bucyrus International Inc., Class A Shares	777,492
57,500	Crane Co.	867,100
35,300	Gardner Denver Inc.*	667,876
75,300	Harsco Corp.	1,555,698
59,800	Kennametal Inc.	975,936
27,700	Lincoln Electric Holdings Inc. (a)	851,221
57,000	Mueller Industries Inc.	1,029,990
45,656	Mueller Water Products Inc., Class A Shares	98,160
12,700	Wabtec Corp.	339,852

	Total Machinery	11,254,220

Marine — 0.8%
46,200	Alexander & Baldwin Inc.	868,098
27,000	Kirby Corp.*	595,080

	Total Marine	1,463,178

Road & Rail — 2.8%
23,300	Arkansas Best Corp.	405,886
147,684	FreightCar America Inc.	2,413,157
32,300	Saia Inc.*	280,364
160,600	Werner Enterprises Inc. (a)	2,187,372

	Total Road & Rail	5,286,779

Trading Companies & Distributors — 0.5%
61,700	Applied Industrial Technologies Inc. (a)	994,604

	TOTAL INDUSTRIALS	41,150,046

INFORMATION TECHNOLOGY — 7.9%
Communication Equipment — 0.1%
92,500	Brocade Communications Systems Inc. (a)*	257,150

Computers & Peripherals — 0.6%
43,700	Diebold Inc. (a)	966,644
43,500	Emulex Corp. (a)*	228,810

	Total Computers & Peripherals	1,195,454

Electronic Equipment & Instruments — 1.7%
113,000	AVX Corp.	967,280
48,400	Checkpoint Systems Inc.*	376,552
133,200	Jabil Circuit Inc.	551,448

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

INFORMATION TECHNOLOGY — 7.9% — (continued)
Electronic Equipment & Instruments — 1.7% — (continued)

63,300	Tech Data Corp.*	$1,094,457
122,100	Vishay Intertechnology Inc.*	311,355

	Total Electronic Equipment & Instruments	3,301,092

IT Services — 0.8%
1,197,537	Lionbridge Technologies Inc.*	1,568,773

Semiconductors & Semiconductor Equipment — 2.7%
84,600	Amkor Technology Inc.*	144,666
197,400	Cirrus Logic Inc.*	700,770
193,455	Cohu Inc.	1,638,564
72,600	ON Semiconductor Corp.*	265,716
443,087	Zoran Corp.*	2,304,053

	Total Semiconductors & Semiconductor Equipment	5,053,769

Software — 2.0%
105,100	Compuware Corp.*	621,141
77,500	Parametric Technology Corp.*	630,850
39,700	QAD Inc.	99,647
36,700	Sybase Inc. (a)*	997,506
73,400	Synopsys Inc.*	1,367,442

	Total Software	3,716,586

	TOTAL INFORMATION TECHNOLOGY	15,092,824

MATERIALS — 10.3%
Chemicals — 5.8%
49,400	Albemarle Corp. (a)	955,890
24,800	Cytec Industries Inc.	381,920
35,700	FMC Corp.	1,443,351
60,100	Innophos Holdings Inc.	638,262
37,700	Lubrizol Corp.	1,036,373
107,400	Methanex Corp.	786,168
69,100	Olin Corp.	721,404
82,300	RPM International Inc.	892,132
48,300	Sensient Technologies Corp.	975,660
395,860	Solutia Inc.*	1,484,475
41,100	Terra Industries Inc.	1,059,969
48,600	Valspar Corp.	811,620

	Total Chemicals	11,187,224

Containers & Packaging — 1.8%
74,500	Crown Holdings Inc.*	1,570,460
591,000	Intertape Polymer Group Inc.*	254,130
23,400	Silgan Holdings Inc.	1,148,004
23,900	Sonoco Products Co.	460,553

	Total Containers & Packaging	3,433,147

Metals & Mining — 2.7%
33,600	Carpenter Technology Corp.	460,320
48,000	Cliffs Natural Resources Inc.	740,640
103,800	Commercial Metals Co.	1,059,798
142,600	IAMGOLD Corp.	1,152,208
16,900	Kaiser Aluminum Corp.	372,476

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Shares	Security	Value

MATERIALS — 10.3% — (continued)
Metals & Mining — 2.7% — (continued)

26,900	Royal Gold Inc.	$1,088,374
42,500	Titanium Metals Corp.	248,200

	Total Metals & Mining	5,122,016

	TOTAL MATERIALS	19,742,387

TELECOMMUNICATION SERVICES — 1.9%
Diversified Telecommunication Services — 1.9%
311,850	MasTec Inc.*	2,950,101
80,000	Premiere Global Services Inc.*	668,800

	Total Diversified Telecommunication Services	3,618,901

	TOTAL TELECOMMUNICATION SERVICES	3,618,901

UTILITIES — 7.0%
Electric Utilities — 1.6%
49,900	Cleco Corp.	1,023,948
70,800	El Paso Electric Co.*	1,000,404
65,800	Westar Energy Inc.	1,112,020

	Total Electric Utilities	3,136,372

Gas Utilities — 4.1%
39,900	AGL Resources Inc.	1,106,826
49,400	Atmos Energy Corp.	1,078,402
37,900	Energen Corp.	1,015,720
32,200	National Fuel Gas Co. (a)	975,982
91,500	Southwest Gas Corp.	1,783,335
40,100	UGI Corp.	961,999
30,100	WGL Holdings Inc.	913,836

	Total Gas Utilities	7,836,100

Multi-Utilities — 1.3%
20,600	Black Hills Corp.	366,886
51,800	OGE Energy Corp.	1,135,456
44,100	Vectren Corp.	919,926

	Total Multi-Utilities	2,422,268

	TOTAL UTILITIES	13,394,740

	TOTAL COMMON STOCKS (Cost — $312,498,747)	190,398,977

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $312,498,747)	190,398,977

Face
Amount

SHORT-TERM INVESTMENTS (b) — 10.9%
COMMERCIAL PAPER — 0.3%
$610,000	BNP Paribas Finance Inc., 0.320% due 3/2/09 (c) (Cost — $609,984)	609,984

MONEY MARKET FUND — 9.0%
17,125,534	The AIM STIT — Liquid Assets Portfolio (d) (Cost — $17,125,534)	17,125,534

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Small Capitalization Value Equity Investments

Face
Amount	Security	Value

MONEY MARKET FUND — 9.0% — (continued)

TIME DEPOSITS — 1.6%
$750,104	Bank of America — Toronto, 0.080% due 3/2/09	$750,104
931	BBH — Grand Cayman, 0.080% due 3/2/09	931
2,349,621	JPMorgan Chase & Co. — London, 0.080% due 3/2/09	2,349,621

	TOTAL TIME DEPOSITS (Cost — $3,100,656)	3,100,656

	TOTAL SHORT-TERM INVESTMENTS (Cost — $20,836,174)	20,836,174

	TOTAL INVESTMENTS — 110.6% (Cost — $333,334,921#)	211,235,151
	Liabilities in Excess of Other Assets — (10.6)%	(20,195,370)

	TOTAL NET ASSETS — 100.0%	$191,039,781

*	Non-income producing securities.
(a)	All of a portion of this security is on loan (See Note 1).
(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 1.9%.
(c)	Rate shown represents yield-to-maturity.
(d)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same. Abbreviation used in this schedule: ADR — American Depositary Receipts

Summary of Investments by Security Type*

Industrials	19.5%
Financials	17.3
Consumer Discretionary	10.9
Materials	9.3
Information Technology	7.1
Utilities	6.3
Consumer Staples	6.2
Health Care	5.9
Energy	5.9
Telecommunication Services	1.7
Short-Term Investments	9.9

100.0%

*	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 98.4%
Australia — 1.5%
5,614	Adelaide Brighton Ltd.	$6,141
294,488	Aditya Birla Minerals Ltd.*	18,040
209,617	Babcock & Brown Infrastructure Group	8,668
928	Bank of Queensland Ltd.	4,103
261,587	Boart Longyear Group	15,634
38,238	Centennial Coal Co., Ltd.	42,037
151,166	Centro Retail Group	3,756
154,188	CSL Ltd. Australia	3,592,126
18,874	Downer EDI Ltd.	44,445
6,663	DUET Group	6,830
91,320	Emeco Holdings Ltd.	17,254
6,577	Energy Developments Ltd.	6,956
7,760	Felix Resources Ltd.	33,613
9,559	Flight Centre Ltd.	26,454
13,917	Hastie Group Ltd.	10,229
7,871	Healthscope Ltd.	20,244
143,734	HFA Holdings Ltd.	5,956
44,480	ING Industrial Fund	2,335
15,915	MacArthur Coal Ltd.	24,782
153,387	Macquarie CountryWide Trust	11,569
251,867	Macquarie DDR Trust	5,854
80,800	Macquarie Group Ltd.	862,163
11,788	Macquarie Media Group Ltd.	4,087
5,901	Metcash Ltd.	15,722
125,304	Mount Gibson Iron Ltd.*	37,566
155,874	National Australia Bank Ltd.	1,765,237
73,072	NRW Holdings Ltd.	12,819
333,858	Orica Ltd.	2,848,845
21,845	Roc Oil Co., Ltd.*	5,209
27,940	Sally Malay Mining Ltd.	14,770
16,416	Sigma Pharmaceuticals Ltd.	11,075
3,828	Spotless Group Ltd.	3,821
72,128	STW Communications Group Ltd.	20,212
20,494	Suncorp-Metway Ltd. (a)*	69,190
38,409	Sunland Group Ltd.	8,235
37,239	Tishman Speyer Office Fund	1,762
283,355	Valad Property Group	5,731

	Total Australia	9,593,470

Austria — 0.0%
5,554	Conwert Immobilien Invest SE*	27,377

Belgium — 1.0%
225,850	Anheuser-Busch InBev NV	6,227,652
1,844	Arseus NV*	13,379
385	Compagnie d’Entreprises CFE	9,703
121	D’ieteren S.A.	14,919
2,116	Econocom Group	13,964
3,298	Euronav NV	41,488
1,690	Gimv NV	67,139
3,630	Tessenderlo Chemie NV	107,662

	Total Belgium	6,495,906

Bermuda — 0.1%
2,000	Covidien Ltd.	63,340
17,101	Hiscox Ltd.	68,293

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 98.4% — (continued)
Bermuda — 0.1% — (continued)

1,151	Lancashire Holdings Ltd.*	$7,891
105,670	Signet Jewelers Ltd.	806,359

	Total Bermuda	945,883

Brazil — 2.7%
69,390	Brasil Telecom Participacoes SA, ADR	2,176,070
42,200	Cia Vale do Rio Doce, ADR	543,958
88,600	Empresa Brasileira de Aeronautica SA, ADR	957,766
229,400	Gafisa SA	957,242
197,914	Petroleo Brasileiro SA, ADR	5,488,156
364,480	Redecard SA	3,836,793
63,570	Unibanco — Uniao de Bancos Brasileiros SA, ADR (b)	3,382,833

	Total Brazil	17,342,818

Canada — 4.3%
87,885	Cameco Corp.	1,292,803
84,460	Canadian National Railway Co.	2,716,175
63,360	Canadian Natural Resources Ltd.	2,039,608
10,262	Canadian Oil Sands Trust	161,536
75,386	Niko Resources Ltd.	2,846,221
49,640	Potash Corp. of Saskatchewan	4,168,271
340,795	Rogers Communications Inc., Class B Shares	8,025,332
175,602	Suncor Energy Inc.	3,657,022
266,000	Talisman Energy Inc.	2,501,830

	Total Canada	27,408,798

China — 2.9%
11,800	Baidu.com Inc., ADR (b)*	1,750,176
1,727,500	China COSCO Holdings Co., Ltd., Class H Shares (b)	915,202
1,515,500	China Life Insurance Co., Ltd.	4,215,446
1,327,763	China Merchants Bank Co., Ltd., Class H Shares	1,914,489
3,930,600	China Petroleum & Chemical Corp., Class H Shares	2,023,980
1,053,000	Dongfang Electric Corp. Ltd.	1,905,799
8,015,000	Industrials & Commercial Bank of China	3,224,165
572,500	Ping An Insurance Group Co. of China Ltd.	2,695,900
330,000	Win Hanverky Holdings Ltd.	17,607

	Total China	18,662,764

Cyprus — 0.0%
9,000	Deep Sea Supply PLC	8,928

Denmark — 2.6%
2,935	Amagerbanken AS	12,883
71,924	Carlsberg AS, Class B Shares	2,447,301
1,956	D/S Norden AS	64,144
131,500	H. Lundbeck AS	2,769,932
113,340	Novo Nordisk A/S, Class B Shares	5,501,700
4,385	Sjaelso Gruppen	11,458
752	Solar Holdings, Class B Shares	20,969
132,213	Vestas Wind Systems AS*	5,774,561

	Total Denmark	16,602,948

Finland — 0.7%
10,571	Cramo Oyj	72,627
88,669	Fortum Oyj	1,532,082
1,509	Lemminkainen Oyj	31,158
272,000	Nokia Oyj	2,558,675

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 98.4% — (continued)
Finland — 0.7% — (continued)

15,059	Oriola-KD Oyj	$35,694
3,900	Sponda Oyj	12,377
9,383	Tietoenator Oyj	117,433

	Total Finland	4,360,046

France — 8.6%
7,211	Acanthe Developpement SA	11,402
61,752	Accor SA	2,213,799
1,851	Affine SA	20,609
19,520	Air Liquide	1,433,267
38,497	Alstom SA	1,831,633
3,453	Arkema*	46,515
1,517	Assystem	8,431
508,969	AXA	4,698,548
145,823	BNP Paribas	4,779,013
2,498	Boiron SA	72,087
35,234	Casino Guichard Perrachon SA	2,195,825
861	Cegid Group	6,927
59,759	Cie de Saint-Gobain (b)	1,384,211
1,452	Devoteam SA	15,621
249	Esso SA Francaise	23,433
746	Etablissements Maurel et Prom	7,680
1,141	Etam Developpement S.A.	9,385
117,094	France Telecom SA	2,638,054
100,829	GDF Suez	3,215,955
1,936	GFI Informatique	5,377
142,783	Groupe Danone	6,836,381
130	Guerbet	18,895
118	Iliad SA	9,375
42,655	JC Decaux SA	548,638
26,380	Lafarge SA (b)	1,136,395
304	LISI	10,179
47,623	L’Oreal SA	3,082,806
62,301	LVMH Moet Hennessy Louis Vuitton SA	3,575,712
1,026	Maisons France Confort	16,845
2,548	Nexity	45,762
233	Pierre & Vacances*	12,310
2,722	Rallye SA	40,556
288	Rubis	15,704
47,915	Sanofi-Aventis	2,473,041
1,216	Societe de la Tour Eiffel	22,841
345	Sopra Group S.A.	12,432
584	Spir Communication	9,146
424	Sword Group	6,673
168,662	Total SA	7,971,024
1,148	Union Financiere de France BQE S.A.	30,518
127,276	Valeo	1,585,449
91,388	Vivendi	2,186,221

	Total France	54,264,675

Germany — 6.5%
30,199	Allianz AG	2,043,033
8,754	Arques Industries AG*	12,188
107,228	BASF AG	2,970,804
600	Bauer AG	17,370
40,328	Bayer AG	1,939,758
137,273	Bayerishe Motoren Werke AG	3,424,390

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 98.4% — (continued)
Germany — 6.5% — (continued)

164	Bijou Brigitte AG	$15,772
1,724	Demag Cranes AG	33,630
67,687	Deutsche Bank AG	1,757,524
847	Deutsche Beteiligungs AG	10,303
176,603	Deutsche Lufthansa AG	1,944,866
927	Draegerwerk AG & Co. KGaA	20,204
1,917	Duerr AG	20,087
1,003	Dyckerhoff AG	50,119
247,739	E.ON AG	6,360,742
41,700	Fresenius Medical Care AG & Co. KGaA	1,715,176
222	Gerresheimer AG	4,658
4,110	Gildemeister AG	24,085
3,286	Hamborner AG	24,170
74,386	Hannover Rueckversicherung AG	2,700,607
2,117	Indus Holding AG	23,835
2,396	Jungheinrich AG	22,350
3,171	Lanxess AG	47,142
45,161	Linde AG	2,911,667
2,598	Loewe AG	23,188
2,234	MTU Aero Engines Holding AG	57,959
39,490	RWE AG	2,487,069
201,578	SAP AG	6,497,156
13,198	Siemens AG	671,749
4,518	Sixt AG	49,046
726	Stada Arzneimittel AG	12,287
3,097	Telegate AG	25,618
117,549	ThyssenKrupp AG	2,099,528
4,983	Tognum AG	50,402
120,837	United Internet AG	851,881
7,044	Vivacon AG	18,537
152	Wincor Nixdorf AG	6,432

	Total Germany	40,945,332

Greece — 0.8%
86,611	Alapis Holding Industrial and Commercial SA	65,501
6,212	Athens Medical Center S.A.	9,395
2,716	Heracles General Cement Co. SA	19,227
12,384	Michaniki SA	17,504
139,660	National Bank of Greece SA	1,724,273
212,668	Public Power Corp.	3,220,038
4,493	Sidenor Steel Products Manufacturing Co. SA	15,831

	Total Greece	5,071,769

Guernsey — 0.3%
120,700	Amdocs Ltd.*	2,021,725

Hong Kong — 6.4%
177,000	Cheung Kong Holdings, Ltd.	1,432,407
376,500	China Mobile Ltd.	3,240,601
1,459,200	China Resources Enterprise	2,035,840
264,000	China Ting Group Holdings Ltd.	14,886
5,261,600	China Unicom Ltd.	4,649,010
116,000	Citic 1616 Holdings Ltd.	16,442
1,563,000	CNOOC Ltd.	1,349,839
7,532,700	Denway Motors Ltd.	2,247,369
146,000	Dickson Concepts International Ltd.	38,171
955,400	Esprit Holdings Ltd.	5,121,043

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 98.4% — (continued)
Hong Kong — 6.4% — (continued)

42,000	First Pacific Co.	$15,698
7,000	Great Eagle Holdings Ltd.	8,644
243,300	Hong Kong Exchanges and Clearing Ltd.	1,921,963
523,000	Hutchison Whampoa Ltd.	2,723,979
448,000	Jardine Strategic Holdings Ltd.	4,076,800
265,000	Meadville Holdings Ltd.	24,445
240,000	Modern Beauty Salon Holdings Ltd.	11,943
42,500	Neo-Neon Holdings Ltd.	5,908
84,000	Norstar Founders Group Ltd. (a)	7,907
84,000	Pacific Century Premium Developments Ltd.*	16,064
316,000	Regal Real Estate Investment Trust	38,869
2,851,600	Shangri-La Asia Ltd.	3,034,611
380,000	Sun Hung Kai Properties Ltd.	2,935,275
894,900	Swire Pacific Ltd.	5,454,299
90,000	Tai Fook Securities Group Ltd.	14,373
24,000	Texwinca Holdings Ltd.	10,442

	Total Hong Kong	40,446,828

India — 0.2%
93,942	ICICI Bank Ltd., ADR (b)	1,170,517

Indonesia — 0.1%
1,626,000	PT Telekomunikasi Indonesia Tbk	847,107

Ireland — 0.5%
150,158	CRH PLC	3,086,560
2,311	FBD Holdings PLC	22,185
7,643	Glanbia PLC	19,371
18,225	Greencore Group PLC	17,031
4,093	Origin Enterprises PLC*	8,280
29,597	Total Produce PLC	6,955
16,300	United Drug PLC	33,409

	Total Ireland	3,193,791

Israel — 3.0%
580,401	Makhteshim-Agan Industries Ltd.	1,879,752
381,611	Teva Pharmaceutical Industries Ltd., ADR	17,012,218

	Total Israel	18,891,970

Italy — 1.8%
5,847	ACEA SpA	72,412
20,114	Amplifon SpA	23,604
4,743	Benetton Group SpA	29,666
50,739	Cofide SpA	22,113
172,389	Eni SpA	3,439,167
15,973	Hera SpA	28,843
10,456	Indesit Co. SpA	30,110
1,389,534	Intesa Sanpaolo SpA	3,377,750
9,865	Iride SpA	9,662
2,409	Istituto Finanziario Industriale SpA*	10,317
15,742	Maire Tecnimont SpA	26,217
649,366	Mediaset SpA	2,881,395
22,290	Recordati SpA	114,182
3,124	SAES Getters SpA	22,679
18,792	Sogefi SpA	21,607
1,089,866	UniCredito Italiano SpA	1,387,304

	Total Italy	11,497,028

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 98.4% — (continued)
Italy — 1.8% — (continued)

Japan — 14.3%
8,200	Aichi Corp.	$32,030
4,200	Arc Land Sakamoto Co., Ltd.	31,890
2,800	Arcs Co., Ltd.	40,217
600	Aruze Corp.	3,168
6,000	Asahi Diamond Industrial Co., Ltd.	26,441
68,700	Astellas Pharma Inc.	2,275,844
14,900	Atrium Co., Ltd.*	16,052
2,700	BML Inc.	53,887
2,000	C. Uyemura & Co., Ltd.	29,332
142,600	Canon Inc.	3,594,448
4,500	Cawachi Ltd.	74,027
10,000	Central Glass Co., Ltd.	25,836
665	Central Japan Railway Co.	4,015,928
7,900	Century Leasing System Inc.	42,621
3,700	Circle K Sunkus Co., Ltd.	56,717
120	CMIC Co., Ltd.	29,921
2,000	COMSYS Holdings Corp.	14,273
42,000	Cosmos Initia Co., Ltd.	7,610
800	Daibiru Corp.	5,949
9,500	Daifuku Co., Ltd.	45,875
24,000	Daiichi Chuo Kisen Kaisha (b)	48,930
6,000	Daiichikosho Co., Ltd.	56,591
50,700	Daikin Industries Ltd.	1,102,446
78,300	Daito Trust Construction Co., Ltd.	2,457,182
331,000	Daiwa Securities Group Inc.	1,129,569
2,000	Doshisha Co., Ltd.	22,344
49,900	Fanuc Ltd.	3,237,327
47	Fields Corp.	70,829
3,800	Foster Electric Co., Ltd.	20,272
11,700	Fuji Machine Manufacturing Co., Ltd.	82,445
6,700	Futaba Industrial Co., Ltd.	19,020
19	Future Architect Inc.	6,296
60	Geo Corp.	38,230
13,000	Godo Steel Ltd.	30,273
3,000	Hakuto Co., Ltd.	17,255
14,000	Hanwa Co., Ltd.	37,429
12	Harmonic Drive Systems Inc.	19,960
5,300	Heiwa Corp.	52,524
400	HIS Co., Ltd.	5,777
6,400	Hitachi Capital Corp.	54,794
1,800	Hitachi Information Systems Ltd.	28,756
1,700	Hitachi Systems & Services Ltd.	15,342
1,000	Hokuto Corp.	19,455
202,500	Honda Motor Co., Ltd.	4,855,316
4,300	H-One Co., Ltd.	16,112
3,990	Honeys Co., Ltd.	17,757
5,200	Hosiden Corp.	54,305
7,000	Hosokawa Micron Corp.	20,511
16,000	Hyakujushi Bank Ltd. (The)	74,765
3,600	IBJ Leasing Co., Ltd.	34,860
2,200	Ines Corp.	9,787
4,500	Information Services International-Dentsu Ltd.	22,202
296	INPEX CORP	1,996,025
27	Internet Initiative Japan, Inc.	22,035
3,000	Iyo Bank Ltd. (The)	31,300
524	Japan Tobacco, Inc.	1,238,914
90,100	JFE Holdings Inc.	1,936,389

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 98.4% — (continued)
Japan — 14.3% — (continued)

15,000	J-Oil Mills, Inc.	$40,107
23,000	Juroku Bank Ltd. (The)	74,120
7,000	Kaken Pharmaceutical Co., Ltd.	65,976
469	KDDI Corp.	2,442,539
6,400	Keihin Corp.	60,789
209	Kenedix Inc.*	14,576
47,000	Kiyo Holdings Inc.	55,166
2,000	Koito Manufacturing Co., Ltd.	12,313
135,000	Komatsu Ltd.	1,381,022
337,000	Kuraray Co., Ltd.	2,454,853
2,800	Kuroda Electric Co., Ltd.	15,561
3,000	Kyoei Steel Ltd.	55,661
6,000	Kyowa Exeo Corp.	49,116
7,200	Lasertec Corp.	34,850
15	Macromill, Inc.	13,829
682,000	Marubeni Corp.	2,105,424
6,000	Marudai Food Co., Ltd.	13,837
4,000	Matsumotokiyoshi Holdings Co., Ltd.	71,743
3,800	Meiko Electronics Co.	23,574
3,100	Meitec Corp.	41,695
1,400	Milbon Co., Ltd.	30,939
4,100	Miraca Holdings Inc.	84,545
1,400	Miraial Co., Ltd.	11,553
449,300	Mitsubishi Corp.	5,611,299
558,000	Mitsubishi Gas Chemical Co., Inc.	2,171,457
13,000	Mitsubishi Steel Manufacturing Co., Ltd.	23,661
430,900	Mitsubishi UFJ Financial Group, Inc.	1,955,880
5,500	Mitsui High-Tec Inc.	30,937
9,000	Mitsui Home Co., Ltd.	38,771
619,300	Mizuho Financial Group Inc.	1,166,938
1,300	NEC Fielding Ltd.	15,178
14,000	Nichias Corp.	28,558
36,027	Nintendo Co., Ltd.	10,191,992
13,000	Nippon Carbon Co., Ltd.	21,608
9,000	Nippon Denko Co., Ltd.	24,536
2,000	Nippon Signal Co., Ltd.	10,067
147,800	Nippon Telegraph & Telephone Corp.	6,324,418
4,000	Nissin Kogyo Co., Ltd.	36,441
2,400	Nitta Corp.	27,033
100	Okinawa Electric Power Co., Inc. (The)	6,053
1,000	Okuwa Co., Ltd.	13,544
5,500	Orient Corp.*	3,822
3,000	Osaki Electric Co., Ltd.	20,261
17	Pacific Golf Group International Holdings KK	7,666
7,000	Pacific Metals Co., Ltd.	26,651
3,200	Pal Co., Ltd.	32,052
39,000	Panasonic Corp.	450,926
1,470	Point, Inc.	60,243
5	Premier Investment Corp., Class A Shares	14,139
3,400	Ricoh Leasing Co., Ltd.	43,478
500	Riso Kagaku Corp.	4,502
13,000	Sakai Chemical Industry Co., Ltd.	36,204
7,000	San-In Godo Bank Ltd. (The)	49,473
2,000	Sankei Building Co., Ltd. (The)	9,846
2,000	Sankyu, Inc.	5,193
12,000	Sanyo Denki Co., Ltd.	21,483
14,000	Sanyo Special Steel Co., Ltd.	26,846

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 98.4% — (continued)
Japan — 14.3% — (continued)

7,000	SEC Carbon Ltd.	$21,588
9,600	Seiren Co., Ltd.	43,808
471,000	Sekisui Chemical Co., Ltd.	1,997,105
1,390	SFCG Co., Ltd.	96
25,700	Shimamura Co., Ltd.	1,315,268
72,400	Shin-Etsu Chemical Co., Ltd.	3,221,871
1,700	Shinko Plantech Co., Ltd.	9,244
3,200	Shoei Co., Ltd./Chiyoda-ku	12,862
5,200	Sintokogio Ltd.	28,677
2,500	Snow Brand Milk Products Co., Ltd.	6,697
28,000	Square Enix Co., Ltd.	488,840
980	Sumco Corp.	12,163
55,500	Sumitomo Mitsui Financial Group Inc.	1,765,269
61,000	Sumitomo Realty & Development Co., Ltd.	580,579
4,400	Tachi-S Co., Ltd.	20,110
30,700	Takeda Pharmaceutical Co., Ltd.	1,237,756
2,900	Tamron Co., Ltd.	26,624
1,800	Teikoku Piston Ring Co., Ltd.	5,406
51	Telepark Corp.	53,195
3,300	Tocalo Co., Ltd.	27,975
2,250	Token Corp.	46,386
14,000	Tokyo Tekko Co., Ltd.	28,615
4	Top REIT Inc.	12,859
5,500	Toppan Forms Co., Ltd.	59,326
259	Tosei Corp.	25,792
3,000	Toshiba Machine Co., Ltd.	7,345
17,000	Toshiba TEC Corp.	40,001
13,000	Toyo Engineering Corp.	34,960
169,000	Toyota Motor Corp.	5,386,396
70,500	Trend Micro, Inc.	1,582,201
20,400	Unicharm Corp.	1,326,005
256,300	Ushio Inc.	3,386,616
5,100	Valor Co., Ltd.	38,213
38	Wacom Co., Ltd.	30,138
8,600	Yamazen Corp.	25,300
3,000	Yushin Precision Equipment Co., Ltd.	31,038
14,000	Zeon Corp.	36,924

	Total Japan	89,963,582

Liechtenstein — 0.0%
693	Liechtenstein Landesbank	23,693

Luxembourg — 0.4%
130,011	ArcelorMittal	2,537,928
65,011	Regus PLC	45,388

	Total Luxembourg	2,583,316

Mexico — 1.2%
113,296	America Movil SAB de CV, Class L Shares, ADR	2,886,782
508,098	Cemex SAB de CV, ADR (b)*	2,738,648
1,153,900	Wal-Mart de Mexico SA de CV, Class V Shares	2,164,640

	Total Mexico	7,790,070

Netherlands — 2.9%
42,817	Akzo Nobel NV	1,504,822
62,162	ASML Holding NV	957,983
3,898	Brunel International	37,806

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 98.4% — (continued)
Netherlands — 2.9% — (continued)

752	CSM NV	$8,192
399	Eriks Group NV	11,413
1,366	Gamma Holding NV	5,958
93,977	Heineken NV	2,528,695
183,278	ING Groep NV	841,757
10,996	Kardan NV	22,349
4,639	Koninklijke BAM Groep NV	34,250
1,185	Macintosh Retail Group NV	12,012
1,839	Nutreco Holding NV	64,860
3,410	OPG Groep NV	28,816
289,409	Reed Elsevier NV	3,236,995
189,622	SBM Offshore NV	2,501,873
1,051	Smit Internationale NV	45,094
4,357	SNS Reaal	16,400
2,663	Telegraaf Media Groep NV	42,174
388	Ten Cate NV	5,898
1,769	TKH Group NV	17,179
167,514	TNT NV	2,429,121
190,622	Unilever NV, CVA	3,677,762
3,170	Unit 4 Agresso NV	29,442
4,449	USG People NV	36,878
150	Vastned Retail NV	6,637

	Total Netherlands	18,104,366

New Zealand — 0.0%
70,019	Air New Zealand Ltd.	28,712
20,709	Goodman Property Trust	9,025
10,504	Vector Ltd.	11,627

	Total New Zealand	49,364

Norway — 0.7%
6,400	Camillo Eitzen & Co. ASA	10,323
17,500	EDB Business Partner ASA	29,042
4,042	Fred Olsen Energy ASA	92,863
114,600	Norsk Hydro ASA	368,077
48,000	Norwegian Property ASA	34,034
3,545	SpareBank 1 SMN	14,196
130,335	StatoilHydro ASA	2,171,239
374,700	Telenor ASA	1,934,003
700	Wilh Wilhelmsen ASA	7,048

	Total Norway	4,660,825

Portugal — 0.0%
18,121	BANIF SA	27,036

Singapore — 0.6%
181,000	Cambridge Industrial Trust*	26,645
633,000	CapitaLand Ltd. (a)	798,842
1,757,000	Cosco Corp., Singapore Ltd. (b)	806,906
89,000	Fortune Real Estate Investment Trust*	25,946
169,000	Ho Bee Investment Ltd.	34,632
167,000	Jaya Holdings Ltd.	26,809
11,000	MCL Land Ltd.	5,476
1,194,000	SembCorp. Industries Ltd.	1,605,978
93,000	Singapore Airlines Ltd.	607,054

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 98.4% — (continued)
Singapore — 0.6% — (continued)

21,000	Singapore Petroleum Co., Ltd.	$36,165
3,000	Venture Corp. Ltd.	9,469

	Total Singapore	3,983,922

Spain — 2.9%
900	Banco Pastor S.A.	3,902
432,542	Banco Santander Central Hispano SA	2,663,642
3,559	Corp Financiera Alba	111,958
182,417	Gamesa Corp. Tecnologica SA	2,429,334
704,160	Telefonica SA	13,096,843
5,493	Tubos Reunidos SA	13,057

	Total Spain	18,318,736

Sweden — 1.3%
799	AF AB, Class B Shares	9,304
143,305	Assa Abloy AB, Class B Shares	1,217,497
7,648	Eniro AB	5,196
3,374	Haldex AB	11,188
139,340	Hennes & Mauritz AB, Class B Shares	5,196,368
125	Hoganas AB, Class B Shares	1,094
7,371	JM AB	30,943
6,381	KappAhl Holding AB	22,875
12,664	NCC AB, Class B Shares	67,965
5,821	Nobia AB	11,061
6,663	Nolato AB, Class B Shares	21,386
281,000	Nordea Bank AB	1,399,306
54,230	West Siberian Resources Ltd., GDR*	12,773

	Total Sweden	8,006,956

Switzerland — 9.5%
116,470	ABB Ltd.*	1,410,836
24,643	Actelion Ltd.*	1,167,268
247	AFG Arbonia-Forster Holding	19,231
1,143	Baloise Holding AG	64,823
9,589	Clariant AG*	35,899
39,256	Compagnie Financiere Richemont SA	515,569
240,621	Credit Suisse Group	5,921,502
27,723	Ferrexpo PLC	22,796
255	Galenica AG	71,764
304	Georg Fischer AG*	35,535
3,200	Givaudan SA	1,847,642
137,624	Julius Baer Holding AG	3,196,013
26	Kuoni Reisen Holding AG	6,229
106,500	Logitech International SA*	906,976
38,004	Lonza Group, Registered Shares	3,659,938
470,594	Nestle SA	15,419,833
192,974	Novartis AG (b)	7,038,082
100,378	Roche Holding AG	11,407,441
6,933	Syngenta AG	1,478,647
56,523	Transocean Ltd.*	3,378,380
860	Valartis Group AG	9,853
363	Walter Meier AG	18,542
15,092	Zurich Financial Services AG	2,147,757

	Total Switzerland	59,780,556

Taiwan — 0.9%
758,769	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,721,118

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 98.4% — (continued)
Taiwan — 0.9% — (continued)

Turkey — 0.3%
400,990	Turkcell Iletisim Hizmet AS	$1,990,446

United Kingdom — 19.1%
442,819	Admiral Group PLC	5,381,073
11,120	Aero Inventory PLC	34,675
16,768	Amlin PLC	81,853
77,589	Anglo American PLC	1,097,380
69,422	Anite PLC	28,720
1,119,900	Arm Holdings PLC	1,542,583
148,751	Ashtead Group PLC	72,434
675,160	Aviva PLC	2,758,334
8,040	Beazley Group PLC	11,915
474,610	BG Group PLC	6,751,917
97,664	BHP Billiton PLC	1,531,313
829,010	BP PLC	5,283,847
11,139	Brit Insurance Holdings PLC	30,123
89,175	British American Tobacco PLC	2,283,807
272,000	British Sky Broadcasting Group PLC	1,818,535
293,779	Bunzl PLC	2,426,512
493,992	Burberry Group PLC	1,801,335
119,322	Cairn Energy PLC*	3,326,180
57,037	Capital & Regional PLC	19,496
249,589	Carnival PLC	5,083,102
141,917	Cattles PLC	10,878
422,450	Centrica PLC	1,626,684
12,879	Charter International PLC	76,782
2,548	Clarkson PLC	17,245
8,187	Close Bros. Group PLC	57,440
35,269	Colt Telecom Group SA*	40,564
11,233	Computacenter PLC	21,563
2,054	Consort Medical PLC	12,189
20,049	Dairy Crest Group PLC	70,028
49,976	Debenhams PLC	27,019
34,531	Delta PLC	49,198
2,509	Drax Group PLC	18,595
31,761	Dtz Holdings PLC	16,551
14,838	E2V Technologies PLC	8,254
3,954	Game Group PLC	8,213
159,209	GlaxoSmithKline PLC	2,422,692
12,191	Halfords Group PLC	45,252
5,496	Hogg Robinson Group PLC	1,190
7,816	Holidaybreak PLC	21,738
1,735	Intermediate Capital Group PLC	6,411
27,118	JKX Oil & Gas PLC	80,112
128,620	Johnston Press PLC	12,827
24,961	Just Retirement PLC	23,146
66,998	Kcom Group PLC	15,532
15,894	Lavendon Group PLC	17,491
5,558	Mapeley Ltd.	7,853
766,300	Marks & Spencer Group PLC	2,843,574
10,335	Melrose Resources PLC	26,721
11,603	Menzies (John) PLC	10,109
655,800	Michael Page International PLC	2,013,775
4,163	Mondi PLC	7,294
3,782	Morgan Sindall PLC	29,600
55,227	Morse PLC	9,056
261,196	National Express Group PLC	870,355

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares	Security	Value

COMMON STOCKS — 98.4% — (continued)
United Kingdom — 19.1% — (continued)

24,627	Northern Foods PLC	$16,421
41,837	Northgate PLC	24,981
9,669	Northumbrian Water Group PLC	30,404
57,785	Pendragon PLC	3,242
434,900	Persimmon PLC	2,128,984
424,725	Petrofac Ltd.	2,825,828
665,400	Prudential PLC	2,649,062
24,204	PV Crystalox Solar PLC	29,399
7,018	Raymarine PLC	1,272
217,801	Reckitt Benckiser Group PLC	8,357,272
934,374	Rexam PLC	3,480,407
242,108	Rio Tinto PLC	6,185,313
35,852	ROK PLC	18,346
603,994	Rolls-Royce Group PLC*	2,475,636
136,300	Sabmiller PLC	1,973,862
1,051,342	Sage Group PLC	2,560,082
85,561	Senior PLC	29,780
21,108	Severfield-Rowen PLC	42,716
10,605	Sibir Energy PLC*	26,261
466,100	Smith & Nephew PLC	3,293,831
25,802	Southern Cross Healthcare Ltd.	34,425
13,305	Spectris PLC	81,496
9,682	Spirent Communications PLC	6,147
9,428	SSL International PLC	64,943
12,748	St. Ives PLC	8,564
264,863	Standard Chartered PLC	2,500,361
1,856,351	Tesco PLC	8,806,949
392,221	Travis Perkins PLC	1,825,353
78,473	Trinity Mirror PLC	34,606
75,367	TT Electronics PLC	23,372
5,574	Venture Production PLC	40,458
6,390,583	Vodafone Group PLC	11,325,458
196,040	Vodafone Group PLC, ADR	3,479,710
13,941	WH Smith PLC	66,848
8,987	William Hill PLC	30,218
717,007	WPP PLC	3,726,660
53,270	Yell Group PLC	15,735

	Total United Kingdom	120,115,467

United States — 0.3%
236,010	Las Vegas Sands Corp.*	538,103
39,701	Schlumberger Ltd.	1,511,020

	Total United States	2,049,123

	TOTAL COMMON STOCKS (Cost — $1,007,598,739)	622,968,256

RIGHTS — 0.0%
Australia — 0.0%
20,493	Suncorp-Metway Ltd.	0

United Kingdom — 0.0%
10,933	Colt Telecom Group S.A.*	0

	TOTAL RIGHTS (Cost — $—)	0

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments

Shares		Security	Value

WARRANTS — 0.8%
France — 0.0%
59,759		Cie de Saint-Gobain, expires 3/6/09*	$87,767

Ireland — 0.2%
126,047		Bharti Airtel Ltd., expires 8/1/10 (c)*	1,572,562

Luxembourg — 0.5%
738,268		Shriram Transport Finance Co., Ltd., expires 1/18/13*	2,679,913

Netherlands — 0.1%
904,490		JP Morgan Structured Products BV, expires 7/15/13*	936,147

		TOTAL WARRANTS (Cost — $11,969,003)	5,276,389

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,019,567,742)	628,244,645

Face
Amount

SHORT-TERM INVESTMENTS (d) — 4.3%
MONEY MARKET FUND — 2.5%
$16,005,518		The AIM STIT — Liquid Assets Portfolio (e) (Cost — $16,005,518)	16,005,518

TIME DEPOSITS — 1.8%
9,310,304		Bank of America — Toronto, 0.080% due 3/2/09	9,310,304
		BBH — Grand Cayman:
61	SGD	0.005% due 3/2/09	39
612,881	JPY	0.010% due 3/2/09	6,268
1,336	HKD	0.020% due 3/2/09	172
48	GBP	0.092% due 3/2/09	69
240	SEK	0.207% due 3/2/09	27
1,548	EUR	0.334% due 3/2/09	1,960
1,884,645		JPMorgan Chase & Co. — London, 0.080% due 3/2/09	1,884,645
		TOTAL TIME DEPOSITS (Cost — $11,203,709)	11,203,484

		TOTAL SHORT-TERM INVESTMENTS (Cost — $27,209,227)	27,209,002

		TOTAL INVESTMENTS — 103.5% (Cost — $1,046,776,969#)	655,453,647
		Liabilities in Excess of Other Assets — (3.5)%	(22,365,227)

		TOTAL NET ASSETS — 100.0%	$633,088,420

*	Non-income producing securities.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(b)	All of a portion of this security is on loan (See Note 1).
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guide lines approved by the Board of Trustees, unless otherwise noted.
(d)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 1.8%.
(e)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments
Abbreviation used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Type*

Financials	14.9%
Telecommunication Services	11.6
Consumer Staples	11.4
Consumer Discretionary	10.3
Industrials	10.2
Health Care	9.9
Energy	9.7
Materials	8.6
Information Technology	6.3
Utilities	2.8
Technology	0.1
Short-Term Investments	4.2

100.0%

*	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 93.8%
Argentina — 0.1%
26,043	Banco Patagonia SA*	$187,792
38,046	Grupo Clarin SA, Class B Shares, GDR (a)*	100,354

	Total Argentina	288,146

Bermuda — 0.6%
65,123	Credicorp Ltd.	2,377,641

Brazil — 14.3%
24,600	AES Tiete SA	182,825
442,192	All America Latina Logistica SA	1,521,205
282,702	Banco Bradesco SA, ADR	2,465,161
82,237	Banco Cruzeiro do Sul SA	193,914
62,604	Banco Daycoval SA	124,950
223,665	Banco do Brasil SA	1,304,375
55,200	Banco do Estado do Rio Grande do Sul	131,323
39,664	Banco Itau Holding Financeira S.A., ADR	364,116
412,826	Banco Itau Holding Financeira SA	3,858,999
97,183	Banco Sofisa SA*	156,727
39,106	Brasil Telecom Participacoes SA, ADR	1,226,364
55,700	Brasil Telecom SA	274,173
31,800	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR (b)	770,514
49,991	Cia de Bebidas das Americas, ADR	2,022,636
32,600	Cia de Transmissao de Energia Eletrica Paulista	621,828
121,700	Cia Paranaense de Energia, ADR	1,118,423
447,189	Cia Vale do Rio Doce	5,812,760
429,977	Cia Vale do Rio Doce, ADR	5,542,404
91,900	Companhia Energetica de Minas Gerais, ADR	1,255,354
11,800	EDP — Energias do Brasil SA	116,266
20,432	Ez Tec Empreendimentos e Participacoes SA*	18,927
116,966	General Shopping Brasil SA*	93,577
118,795	Lojas Renner SA	705,297
3,275	LPS Brasil Consultoria de Imoveis SA	9,653
55,800	Natura Cosmeticos SA	509,857
130,995	PDG Realty SA Empreendimentos e Participacoes	579,160
41,000	Perdigao SA, ADR	997,120
128,812	Petroleo Brasileiro SA, ADR	3,571,957
565,786	Petroleo Brasileiro SA, Class A Shares, ADR	12,662,290
46,800	Redecard SA	492,652
16,900	Souza Cruz SA	341,572
81,488	Tractebel Energia SA	610,414
533,185	Unibanco — Uniao de Bancos Brasileiros SA	2,828,806
20,900	Vivo Participacoes SA	340,574
157,018	Vivo Participacoes SA, ADR	2,545,262

	Total Brazil	55,371,435

Chile — 2.4%
22,600	Banco Santander Chile, ADR	789,418
1,072,858	Centros Comerciales Sudamericanos SA	1,855,988
12,200	Cia Cervecerias Unidas SA, ADR	331,750
689,448	Empresa Nacional de Electricidad SA	832,122
44,133	Empresa Nacional de Telecomunicaciones SA	479,023
981	Empresas CMPC SA	18,105
65,400	Enersis SA, ADR	943,068
83,300	Lan Airlines SA, ADR	687,225
677,947	SACI Falabella*	2,065,491
39,300	Sociedad Quimica y Minera de Chile SA, ADR (b)	1,132,626

	Total Chile	9,134,816

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 93.8% — (continued)
Chile — 2.4% — (continued)

China — 12.9%
537,374	Anhui Conch Cement, Class H Shares*	$2,228,109
17,455	Baidu.com Inc., ADR (b)*	2,588,926
2,974,000	Bank of China Ltd.	817,564
520,000	China Coal Energy Co., Class H Shares	311,233
615,500	China Communications Construction Co., Ltd., Class H Shares	583,272
468,000	China Communications Services Corp., Ltd., Class H Shares*	261,309
10,149,000	China Construction Bank Corp., Class H Shares	5,072,102
3,894,200	China COSCO Holdings Co., Ltd., Class H Shares (b)	2,063,085
181,000	China High Speed Transmission Equipment Group Co., Ltd.*	232,713
3,232,000	China Life Insurance Co., Ltd.	8,989,984
1,947,000	China National Building Material Co., Ltd.	2,191,900
532,000	China National Materials Co., Ltd., Class H Shares*	214,228
1,442,000	China Petroleum & Chemical Corp., Class H Shares	742,528
1,932,487	China Railway Construction Corp., Class H Shares*	2,326,652
245,600	China Shenhua Energy Co., Ltd., Class H Shares	473,460
446,000	China Shipping Development Co., Ltd., Class H Shares	342,109
988,000	China Telecom Corp., Ltd.	329,115
243	Country Garden Holdings Co., Ltd.*	46
13,376,000	Industrials & Commercial Bank of China	5,380,714
2,483,000	Jiangsu Expressway Co., Ltd., Class H Shares	1,632,372
150,000	Jiangxi Copper Co., Ltd., Class H Shares	108,917
9,500	New Oriental Education & Technology Group Inc., ADR*	425,315
399,500	Parkson Retail Group Ltd., Class H Shares	320,986
5,578,500	PetroChina Co., Ltd., Class H Shares	3,956,992
244,500	Ping An Insurance Group Co. of China Ltd.	1,151,349
4,079,900	Soho China Ltd.*	1,252,039
170,200	Tencent Holdings Ltd.	969,797
332,000	Want Want China Holdings Ltd.	130,752
210,000	Xinao Gas Holdings Ltd.	222,653
348,000	Yanzhou Coal Mining Co., Ltd., Class H Shares	194,976
3,057,000	Zhejiang Expressway Co., Ltd.	1,975,442
2,230,000	Zhuzhou CSR Times Electric Co., Ltd.	2,010,647
612,500	Zijin Mining Group Co., Ltd., Class H Shares	320,558

	Total China	49,821,844

Colombia — 0.4%
38,300	BanColombia SA, ADR	635,780
1,099,107	Ecopetrol SA	907,908
12,949	Suramericana de Inversiones SA	79,270

	Total Colombia	1,622,958

Czech Republic — 0.6%
52,868	CEZ AS	1,615,867
46,029	Telefonica O2 Czech Republic AS	781,331

	Total Czech Republic	2,397,198

Egypt — 0.9%
55,284	Commercial International Bank	348,282
130,890	Egyptian Financial Group-Hermes Holding	308,230
47,615	El Sewedy Cables Holding Co.*	331,705
30,149	Maridive & Oil Services	76,277
33,274	Orascom Construction Industries	673,359
45,379	Orascom Hotels & Development*	98,665
214,496	Orascom Telecom Holding SAE	729,531

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 93.8% — (continued)
Egypt — 0.9% — (continued)

6,700	Orascom Telecom Holding SAE, GDR	$113,900
277,828	Telecom Egypt	731,580

	Total Egypt	3,411,529

Hong Kong — 8.0%
135,500	Beijing Enterprises Holdings Ltd.	527,902
318,000	Chaoda Modern Agriculture Holdings Ltd.	182,392
220,000	China Everbright Ltd.	241,676
1,704,500	China Mobile Ltd.	14,670,930
2,690,923	China Overseas Land & Investment Ltd.	3,498,106
1,325,000	China Resources Land Ltd.	1,408,856
274,000	China Resources Power Holdings Co.	509,996
8,897,805	CNOOC Ltd.	7,684,328
820,000	GOME Electrical Appliances Holdings Ltd. (c)	118,424
323,000	Henderson Land Development Co., Ltd.	1,071,813
152,000	Hengan International Group Co., Ltd.	549,982
93,000	Shanghai Industrial Holdings Ltd.	209,465
468,000	Sinofert Holdings Ltd.	211,258

	Total Hong Kong	30,885,128

Hungary — 0.3%
193,242	Magyar Telekom Telecommunications PLC	444,611
12,610	MOL Hungarian Oil and Gas Nyrt	471,392
3,867	Richter Gedeon Nyrt	398,697

	Total Hungary	1,314,700

India — 4.5%
145,274	Dr Reddys Laboratories Ltd., ADR	1,165,097
26,956	HDFC Bank Ltd., ADR	1,374,756
179,275	ICICI Bank Ltd., ADR	2,233,767
77,815	Infosys Technologies Ltd., ADR (b)	1,883,123
199,565	Larsen & Toubro Ltd., GDR	2,324,931
39,372	Reliance Industries Ltd., London Shares, GDR (a)	1,919,385
86,222	Reliance Industries Ltd., Luxembourg Shares, GDR (a)	4,203,322
1,429	State Bank of India Ltd., GDR	57,732
23,674	State Bank of India Ltd., London Shares, GDR	956,430
57,253	Tata Communications Ltd., ADR (b)	908,033
51,695	Wipro Ltd., ADR	294,145

	Total India	17,320,721

Indonesia — 1.6%
337,000	International Nickel Indonesia Tbk PT	60,129
1,047,500	Perusahaan Gas Negara PT	163,953
2,950,000	PT Aneka Tambang Tbk	289,343
616,175	PT Astra International Tbk	570,954
1,995,000	PT Bank Central Asia Tbk	386,430
1,910,000	PT Bank Mandiri Persero Tbk	272,059
1,269,000	PT Bank Rakyat Indonesia	387,456
45,510,098	PT Bumi Resources Tbk	2,844,552
2,086,496	PT Telekomunikasi Indonesia Tbk	1,087,014
672,500	PT United Tractors Tbk	296,120

	Total Indonesia	6,358,010

Ireland — 0.0%
54,217	Dragon Oil PLC*	114,331

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 93.8% — (continued)
Ireland — 0.0% — (continued)

Israel — 3.6%
82,240	Bank Hapoalim BM*	$140,681
149,261	Bank Leumi Le-Israel BM	256,089
121,701	Bezeq Israeli Telecommunication Corp. Ltd.	186,857
42,300	Check Point Software Technologies*	929,331
10,413	Elbit Systems Ltd.	450,854
145,676	Israel Chemicals Ltd.	1,113,911
23,836	Mizrahi Tefahot Bank Ltd.	103,217
12,282	Ormat Industries	78,939
35,160	Partner Communications Co., Ltd.	507,102
230,243	Teva Pharmaceutical Industries Ltd., ADR	10,264,233

	Total Israel	14,031,214

Malaysia — 0.9%
14,900	British American Tobacco Malaysia Bhd	179,561
169,700	Bumiputra-Commerce Holdings Bhd	313,944
100,200	Kuala Lumpur Kepong Bhd	267,670
177,400	Malayan Banking Bhd	242,626
67,900	Petronas Gas Bhd	178,313
2,751	Public Bank Bhd	6,510
96,300	Public Bank Bhd, Registered Shares	225,200
9	SP Setia Bhd	8
1,928,000	Telekom Malaysia Bhd	1,782,758
205,700	TM International Bhd*	166,761

	Total Malaysia	3,363,351

Mexico — 4.4%
248,394	America Movil SAB de CV, Class L Shares, ADR	6,329,079
102,200	Cemex SAB de CV, ADR (b)*	550,858
8,300	Coca-Cola Femsa SAB de CV, ADR	258,628
873,151	Corporacion GEO SA de CV*	807,126
121,212	Fomento Economico Mexicano SAB de CV, ADR	2,792,724
7,790	Grupo Elektra SA de CV	162,602
87,000	Grupo Financiero Banorte SA de CV, Class O Shares	92,470
2,438,920	Grupo Mexico SAB de CV, Class B Shares	1,404,414
556,549	Grupo Televisa SA	1,368,217
71,100	Grupo Televisa SA, ADR	865,287
59,400	Kimberly-Clark de Mexico SAB de CV	188,853
247,400	Mexichem SAB de CV	171,642
88,770	Telefonos de Mexico SA de CV, Class L Shares, ADR	1,219,700
258,600	Telefonos de Mexico SAB de CV, Class L Shares	180,441
12,144	Wal-Mart de Mexico SA de CV, ADR*	227,965
204,697	Wal-Mart de Mexico SA de CV, Class V Shares	383,998

	Total Mexico	17,004,004

Nigeria — 0.0%
48,256	Guaranty Trust Bank, GDR (a)	184,343

Peru — 0.5%
99,040	Cia de Minas Buenaventura SA, ADR	1,907,510

Philippines — 0.7%
40,020	Ayala Corp.	155,966
219,500	Bank of the Philippine Islands	153,787
38,753	Philippine Long Distance Telephone Co.	1,725,332
14,100	Philippine Long Distance Telephone Co., ADR	626,745
26,000	SM Investments Corp.	101,417

	Total Philippines	2,763,247

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 93.8% — (continued)

Poland — 0.2%
20,931	Polski Koncern Naftowy Orlen	$116,291
48,265	Powszechna Kasa Oszczednosci Bank Polski SA	249,485
45,761	Telekomunikacja Polska SA	219,146

	Total Poland	584,922

Russia — 6.7%
21,303,298	Federal Hydrogenerating Co.*	345,113
29,972	Gazpromneft OAO, ADR	269,748
6,138	LSR Group OJSC, GDR (a)(d)*	3,732
8,539	LUKOIL	267,698
45,084	LUKOIL, ADR	1,444,491
128,545	LUKOIL, London Shares, ADR	4,067,164
124,107	MMC Norilsk Nickel, ADR	577,098
131,200	Mobile Telesystems OJSC, ADR	3,108,128
15,569	Novolipetsk Steel OJSC, GDR*	153,510
359,746	OAO Gazprom, ADR	4,611,548
317,084	OAO Gazprom, London Shares, ADR	4,036,479
24,830	Pharmstandard, GDR*	161,892
4,662	Polyus Gold Co.	158,508
120,285	Rosneft Oil Co.	427,012
523,412	Rosneft Oil Co., GDR	1,842,410
12,690	Rostelecom (c)	101,185
4,500	Rostelecom, ADR (b)	216,540
2,563,531	Sberbank RF	1,016,440
19,488	Sistema JSFC, GDR	65,285
3,909	SOLLERS	12,216
558,296	Surgutneftegaz	129,692
11,956	Tatneft, GDR	425,634
37,996	Uralkali, GDR	243,174
390,199	Vimpel-Communications, ADR	2,044,643
128,295,692	VTB Bank OJSC	67,355
3,979	Wimm-Bill-Dann Foods OJSC*	54,711

	Total Russia	25,851,406

South Africa — 8.1%
184,069	ABSA Group Ltd.	1,626,574
473,682	African Bank Investments Ltd.	990,334
45,458	African Rainbow Minerals Ltd.	509,755
79,459	AngloGold Ashanti Ltd.	2,368,888
57,390	AngloGold Ashanti Ltd., ADR	1,711,944
41,695	Aspen Pharmacare Holdings Ltd.*	171,711
94,378	Aveng Ltd.	242,100
1	Discovery Holdings Ltd.	2
39,802	Exxaro Resources Ltd.	266,669
437,162	FirstRand Ltd.	522,975
68,355	Foschini Ltd.	281,610
276,115	Gold Fields Ltd.	2,839,978
47,476	Harmony Gold Mining Co., Ltd.*	574,653
83,440	Impala Platinum Holdings Ltd.	981,402
33,541	Kumba Iron Ore Ltd.	535,890
26,832	Massmart Holdings Ltd.	192,895
57,764	Mittal Steel South Africa Ltd.	425,777
379,914	MTN Group Ltd.	3,242,365
52,511	Murray & Roberts Holdings Ltd.	192,694
57,072	Naspers Ltd., Class N Shares	872,568
18,439	Nedbank Group Ltd.	137,658
75,928	Remgro Ltd.	499,761

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 93.8% — (continued)
South Africa — 8.1% — (continued)

174,509	Sasol Ltd.	$4,353,558
19,559	Sasol Ltd., ADR	491,518
324,127	Shoprite Holdings Ltd.	1,606,815
550,016	Standard Bank Group Ltd.	3,549,855
276,965	Steinhoff International Holdings Ltd.*	308,404
113,318	Telkom SA Ltd.	1,114,733
20,973	Tiger Brands Ltd.	263,347
103,372	Truworths International Ltd.	319,851

	Total South Africa	31,196,284

South Korea — 11.3%
957	CJ CheilJedang Corp.*	77,387
9,285	Daelim Industrials Co.	245,021
3,821	DC Chemical Co., Ltd.	533,472
19,850	Dongbu Insurance Co., Ltd.	181,517
4,711	GS Engineering & Construction Corp.	145,756
19,264	Hana Financial Group Inc.	226,152
7,156	Hanjin Heavy Industries & Construction Co., Ltd.	115,808
1,303	Hite Brewery Co., Ltd.	115,308
11,730	Hyundai Department Store Co., Ltd.	424,408
15,425	Hyundai Development Co.	283,305
3,736	Hyundai Heavy Industries	422,613
7,051	Hyundai Mipo Dockyard Co., Ltd.	539,773
14,365	Hyundai Mobis	685,197
21,167	Hyundai Motor Co.	669,254
12,313	Hyundai Steel Co.	275,910
99,261	KB Financial Group Inc.*	1,886,698
3,700	Korea Gas Corp.	97,988
40,246	KT&G Corp.	2,060,285
13,370	LG Chem Ltd.	733,282
14,889	LG Corp.	388,721
12,730	LG Electronics Inc.	590,169
3,736	LG Household & Health Care Ltd.	361,880
62,560	LG Telekom Ltd.	360,738
38,036	NHN Corp.*	3,240,069
27,508	POSCO	5,568,423
42,713	Samsung Electronics Co., Ltd.	13,202,815
6,613	Samsung Engineering Co., Ltd.	193,892
15,967	Samsung Fire & Marine Insurance Co., Ltd.	1,617,828
22,900	Samsung Heavy Industries Co., Ltd.	319,215
267,648	Shinhan Financial Group Co., Ltd.*	3,991,724
1,447	Shinsegae Co., Ltd.	374,264
5,225	SK Corp.	287,078
10,032	SK Energy Co., Ltd.	460,874
23,026	SK Telecom Co., Ltd.	2,800,615
1,792	Yuhan Corp.	225,114

	Total South Korea	43,702,553

Sri Lanka — 0.1%
4,878,280	Dialog Telekom Ltd.	204,529

Taiwan — 6.8%
230,668	Acer Inc.	299,203
466,439	Advanced Semiconductor Engineering Inc.	160,388
128,232	Asia Cement Corp.	94,518
263,040	Asustek Computer Inc.	247,802
758,378	AU Optronics Corp.	550,559

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 93.8% — (continued)
Taiwan — 6.8% — (continued)

612,705	Cathay Financial Holding Co., Ltd.	$479,953
629,685	China Steel Corp.	393,391
3,122,000	Chinatrust Financial Holding Co., Ltd.	932,891
1,911,593	Chunghwa Telecom Co., Ltd.	2,936,758
387,930	Compal Electronics Inc.	217,921
2,377,000	Evergreen Marine Corp. Taiwan Ltd.	897,528
245,700	Far Eastern Department Stores Co., Ltd.	95,384
499,347	Far Eastern Textile Co., Ltd.	294,637
494,677	First Financial Holding Co., Ltd.	194,114
155,513	Formosa Chemicals & Fibre Corp.	154,452
63,000	Formosa Petrochemical Corp.	102,481
626,000	Formosa Plastics Corp.	850,886
247,000	Formosa Taffeta Co., Ltd.	113,065
4,511,000	Fubon Financial Holding Co., Ltd.	2,381,075
545,315	Fuhwa Financial Holding Co., Ltd.	194,333
61,244	High Tech Computer Corp.	654,695
3,582,644	HON HAI Precision Industry Co., Ltd.	7,055,524
22,029	HON HAI Precision Industry Co., Ltd., GDR	86,133
521,180	Hua Nan Financial Holdings Co., Ltd.	245,530
133,442	InnoLux Display Corp.	112,928
92,276	MediaTek Inc.	790,265
138	Pacific Electric Wire & Cable Co., Ltd. (c)*	0
146,613	Powertech Technology Inc.	219,681
57,000	President Chain Store Corp.	118,920
464,220	Siliconware Precision Industries Co.	389,306
63,156	Silitech Technology Corp.	89,627
557,150	Taiwan Cooperative Bank	226,912
104,000	Taiwan Fertilizer Co., Ltd.	156,678
240,098	Taiwan Mobile Co., Ltd.	311,926
1,512,948	Taiwan Semiconductor Manufacturing Co., Ltd.	1,892,534
248,289	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,872,099
163,337	Tripod Technology Corp.	194,942
85,000	U-Ming Marine Transport Corp.	107,639
31	United Microelectronics Corp.	7
76	Wafer Works Corp.	92
312,247	Wistron Corp.	231,945

	Total Taiwan	26,348,722

Thailand — 0.8%
124,650	Advanced Info Service Public Co., Ltd.	277,421
108,600	Bangkok Bank Public Co., Ltd.	221,449
115,500	Bangkok Bank Public Co., Ltd., NVDR	235,430
4,200	Banpu PCL	24,321
22,600	Banpu Public Co., Ltd.	129,610
32,200	BEC World PCL	17,005
368,800	CP ALL PCL	123,375
218,600	Kasikornbank Public Co., Ltd., NVDR	266,153
1,713,100	Krung Thai Bank Public Co., Ltd.	200,817
783,965	Minor International PCL	153,889
64,109	PTT Chemical Public Co., Ltd.	52,287
151,100	PTT Exploration & Production PCL	371,796
118,100	PTT Public Co., Ltd.	510,993
90,000	Ratchaburi Electricity Generating Holding PCL	94,554
110,700	Siam Commercial Bank PCL	169,219
83,400	Thai Oil PCL	54,817

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 93.8% — (continued)
Thailand — 0.8% — (continued)

89,400	Thai Oil Public Co., Ltd.	$59,320
143,800	Total Access Communication PCL	119,354

	Total Thailand	3,081,810

Turkey — 3.1%
248,054	Akbank TAS	570,239
38,273	Aksigorta AS	53,196
367	Aktas Electric Ticaret AS (c)*	0
84,777	Anadolu Efes Biracilik Ve Malt Sanayii AS	538,302
12,228	BIM Birlesik Magazalar AS	240,364
44,985	Enka Insaat ve Sanayi AS	163,568
139,291	Eregli Demir Ve Celik Fabrikalari TAS	281,039
18,777	Ford Otomotiv Sanayi AS	46,160
202,214	Haci Omer Sabanci Holding AS	289,933
213,865	KOC Holding AS	264,765
42,894	Tupras — Turkiye Petrol Rafinerileri AS	389,980
64,421	Turk Sise ve Cam Fabrikalari AS*	35,893
142,419	Turk Telekomunikasyon AS*	325,896
730,592	Turkcell Iletisim Hizmet AS	3,626,532
57,207	Turkcell Iletisim Hizmet AS, ADR	704,790
2,660,430	Turkiye Garanti Bankasi AS*	3,228,198
123,781	Turkiye Halk Bankasi AS*	259,845
292,583	Turkiye Is Bankasi	562,630
60,516	Turkiye Sinai Kalkinma Bankasi AS	23,784
401,034	Yapi ve Kredi Bankasi AS*	385,797

	Total Turkey	11,990,911

United Kingdom — 0.0%
3,094	Highland Gold Mining Ltd.*	2,352

United States — 0.0%
5,480	Central European Distribution Corp.*	36,552

	TOTAL COMMON STOCKS (Cost — $501,305,223)	362,672,167

PREFERRED STOCKS — 1.2%
Brazil — 1.0%
49,348	Banco Pine SA, 1.580%	114,700
12,600	Petroleo Brasileiro SA, 0.100%	140,065
44,600	Ultrapar Participacoes SA, 3.120%	1,025,937
240,758	Usinas Siderurgicas de Minas Gerais SA, 2.070%	2,628,681

	Total Brazil	3,909,383

South Korea — 0.2%
6,570	Hyundai Motor Co., 4.990%	75,593
1,780	LG Electronics Inc., 1.240%	33,656
4,599	Samsung Electronics Co., Ltd., 1.860%	813,624

	Total South Korea	922,873

	TOTAL PREFERRED STOCKS (Cost — $8,828,311)	4,832,256

EXCHANGE TRADED SECURITIES — 1.0%
Hong Kong — 0.9%
2,914,500	iShares FTSE/Xinhua A50 China Tracker*	3,379,069

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

Shares	Security	Value

EXCHANGE TRADED SECURITIES — 1.0% — (continued)
Hong Kong — 0.9% — (continued)

United States — 0.1%
14,224	iPath MSCI India Index ETN (b)*	$375,798

	TOTAL ECHANGE TRADED SECURITIES (Cost — $4,812,540)	3,754,867

RIGHTS — 0.0%
Brazil — 0.0%
27,360	BNC DYC*	0
4,916	Ultrapar Participacoes SA*	21
331	Vivo Participacoes SA*	620

	Total Brazil	641

Korea — 0.0%
14,304	Busan Bank	1,679

South Korea — 0.0%
38,874	Shinhan Financial Group Co., Ltd.*	81,119

	TOTAL RIGHTS (Cost — $0)	83,439

WARRANTS — 0.0%
Malaysia — 0.0%
7,420	IJM Land Bhd, expires 9/11/13 (Cost $0)	360

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $514,946,074)	371,343,089

Face
Amount

SHORT-TERM INVESTMENTS (e) — 5.7%
MONEY MARKET FUND — 2.9%
$11,513,853		The AIM STIT — Liquid Assets Portfolio (f) (Cost — $11,513,853)	11,513,853

TIME DEPOSITS — 2.8%
10,572,977		Bank of America — Toronto, 0.080% due 3/2/09	10,572,977
		BBH — Grand Cayman:
519,246	HKD	0.020% due 3/2/09	66,954
192,490	ZAR	9.250% due 3/2/09	19,148
84,140	SGD	JPMorgan Chase & Co. — London, 0.005% due 3/2/09	54,396

		TOTAL TIME DEPOSITS (Cost — $10,713,820)	10,713,475

		TOTAL SHORT-TERM INVESTMENTS (Cost — $22,227,673)	22,227,328

		TOTAL INVESTMENTS — 101.7%
		(Cost — $537,173,747#)	393,570,417
		Liabilities in Excess of Other Assets — (1.7)%	(6,603,907)

		TOTAL NET ASSETS — 100.0%	$386,966,510

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Emerging Markets Equity Investments

*	Non-income producing securities.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guide lines approved by the Board of Trustees, unless otherwise noted.
(b)	All of a portion of this security is on loan (See Note 1).
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Illiquid security.
(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.8%.
(f)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipts
GDR — Global Depositary Receipt
NVDR — Non-Voting Depositary Receipt

Summary of Investments by Security Type*

Financials	21.4%
Energy	16.6
Telecommunication Services	16.0
Materials	11.8
Information Technology	9.5
Industrials	6.0
Consumer Staples	4.8
Consumer Discretionary	3.2
Health Care	2.9
Utilities	2.1
Technology	0.1
Short-Term Investments	5.6

100.0%

*	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

MORTGAGE-BACKED SECURITIES — 65.8%
FHLMC — 14.1%
		Federal Home Loan Mortgage Corp. (FHLMC):
$59		10.000% due 6/1/09-10/1/2009	$60
7		9.000% due 8/1/09	7
117		10.250% due 11/1/09	120
42,847		8.000% due 3/1/11-6/1/2017	45,701
25,767		11.500% due 10/1/15	29,715
5,970		9.500% due 6/1/16-8/1/2016	6,441
137,898		8.500% due 11/1/16-7/1/2017	148,234
138,925		4.363% due 12/1/34 (a)	139,572
113,728		4.101% due 1/1/35 (a)	112,126
1,015,013		5.198% due 12/1/35 (a)	1,041,977
1,049,062		5.002% due 3/1/36 (a)(b)	1,069,109
1,060,203		5.997% due 10/1/36 (a)	1,099,077
273,570		5.769% due 2/1/37 (a)	284,311
521,583		5.882% due 5/1/37 (a)	542,472
3,006,881		5.887% due 5/1/37 (a)	3,123,823
710,451		5.928% due 5/1/37 (a)	738,685
1,511,267		6.091% due 9/1/37 (a)	1,566,692
999,662		5.110% due 5/1/38 (a)	1,026,826
67		6.000% due 3/1/39	71
		Gold:
2,955		8.000% due 8/1/09-8/1/2012	3,030
503		9.500% due 4/1/10	522
22,805		7.000% due 5/1/12-8/1/2012	23,830
51,310,980		5.500% due 10/1/13-4/1/2039 (b)(c)	52,603,771
9,402,207		6.500% due 7/1/14-9/1/2038 (b)	9,823,887
29,620,305		6.000% due 5/1/16-3/1/2039 (c)	30,738,574
30,224		8.500% due 2/1/18	32,229
6,463,559		5.000% due 6/1/21-3/1/2039 (c)	6,578,904
1,394,939		4.500% due 9/1/38-3/1/2039 (c)	1,413,193

		TOTAL FHLMC	112,192,959

FNMA — 38.0%
		Federal National Mortgage Association (FNMA):
3,345		9.500% due 11/1/09-11/1/2021	3,422
43,166,504		6.000% due 5/1/12-4/1/2039 (c)	44,624,507
101,768,920		5.500% due 12/1/16-4/1/2039 (c)	104,508,202
4,986		8.500% due 4/1/17	5,385
13,181		8.000% due 8/1/17	14,206
5,312,097		4.000% due 7/1/18-8/1/2019 (b)	5,360,409
15,204,446		4.500% due 12/1/18-3/1/2039 (c)	15,317,275
4,354		10.000% due 1/1/21	4,797
86,286,813		5.000% due 12/1/21-4/1/2039 (c)	87,895,087
13,423,717		6.500% due 11/1/23-9/1/2038	14,068,925
3,228,996		7.000% due 9/1/26-4/1/2037 (b)	3,400,202
17,261		6.572% due 1/1/30 (a)(b)	17,405
52,720		6.565% due 3/1/30 (a)(b)	52,555
1,367,920		3.938% due 3/1/34 (a)	1,378,986
448,686		4.006% due 4/1/34 (a)	453,289
353,068		4.210% due 12/1/34 (a)	354,768
45,451		4.229% due 12/1/34 (a)	45,780
613,549		4.519% due 9/1/35 (a)	623,697
538,253		4.252% due 10/1/35 (a)	543,606
797,169		4.278% due 10/1/35 (a)	805,136
918,929		4.176% due 11/1/35 (a)(b)	928,113
367,018		4.238% due 11/1/35 (a)	370,660

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

FNMA — 38.0% — (continued)

$171,437		4.251% due 11/1/35 (a)	$173,138
174,482		4.253% due 11/1/35 (a)	176,217
169,237		4.256% due 11/1/35 (a)	170,920
169,561		4.264% due 11/1/35 (a)	171,252
173,382		4.273% due 11/1/35 (a)	175,111
2,358,873		4.990% due 1/1/36 (a)	2,387,023
1,100,311		5.742% due 6/1/36 (a)	1,141,772
1,450,730		5.812% due 7/1/36 (a)	1,506,979
1,698,858		6.031% due 8/1/36 (a)	1,760,127
199,120		5.621% due 12/1/36 (a)	204,069
1,517,456		5.847% due 2/1/37 (a)	1,575,501
2,473,831		5.571% due 4/1/37 (a)	2,559,661
1,696,576		5.640% due 4/1/37 (a)	1,754,640
2,317,317		6.152% due 4/1/37 (a)	2,400,880
2,053,138		5.619% due 5/1/37 (a)	2,128,509
3,028,256		5.940% due 8/1/37 (a)	3,144,040
229,018		7.500% due 11/1/37	242,421
932,669		5.493% due 9/1/38 (a)	965,795

		TOTAL FNMA	303,414,467

GNMA — 13.7%
		Government National Mortgage Association (GNMA):
1,896		11.000% due 7/15/10-9/15/2010	2,011
6,684		9.500% due 12/15/16-8/15/2017	7,312
38,468		8.500% due 5/15/17-8/15/2030	41,818
3,482		9.000% due 8/15/30-9/15/2030 (b)	3,840
15,174,126		5.000% due 1/15/33-4/1/2039 (c)	15,463,504
66,243,862		6.000% due 5/15/33-3/1/2039 (c)	68,475,008
30,392		4.500% due 9/15/33 (b)	30,616
10,008,210		6.500% due 1/15/34-3/1/2039 (c)	10,448,791
9,692,679		5.500% due 11/15/38-3/1/2039 (c)	9,954,818
		Government National Mortgage Association II (GNMA):
52,587		8.500% due 11/20/16-1/20/2017	56,555
36,745		9.000% due 4/20/17-11/20/2021	39,564
156,866		5.375% due 2/20/26-5/20/2030 (a)(b)	158,982
60,995		5.125% due 10/20/27 (a)(b)	61,204
2,090		8.000% due 3/20/30 (b)	2,253
3,504,692		6.000% due 2/20/35-3/1/2039 (c)	3,624,668
1,000,000		6.500% due 3/1/39 (c)	1,040,937

		TOTAL GNMA	109,411,881

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $513,941,147)	525,019,307

ASSET-BACKED SECURITIES — 1.5%
Automobiles — 0.2%
1,487,324	AAA	USAA Auto Owner Trust, Series 2005-4, Class A4, 4.890% due 8/15/12	1,491,332

Credit Card — 0.8%
3,000,000	AAA	BA Credit Card Trust, Series 2008-A3, Class A3, 1.083% due 8/15/11 (a)(b)	2,996,757
		Chase Issuance Trust:
1,510,000	AAA	Series 2005-A6, Class A6, 0.403% due 7/15/14 (a)	1,375,905
1,300,000	AAA	Series 2007-A17, Class A, 5.120% due 10/15/14	1,317,940
1,020,000	A1 (d)	Washington Mutual Master Note Trust, Series 2006-A3A, Class A3, 0.363% due 9/15/13 (a)(e)	971,921

		Total Credit Card	6,662,523

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

ASSET-BACKED SECURITIES — 1.5% — (continued)
Credit Card — 0.8% — (continued)

Student Loan — 0.5%
		SLM Student Loan Trust:
$1,650,000	AAA	Series 2008-5, Class A2, 2.259% due 10/25/16 (a)	$1,553,386
495,298	AAA	Series 2006-5, Class A2, 1.149% due 7/25/17 (a)	493,048
91,359	AAA	Series 2005-5, Class A1, 1.159% due 1/25/18 (a)(b)	91,168
420,000	AAA	Series 2008-5, Class A3, 2.459% due 1/25/18 (a)	378,036
1,120,000	AAA	Series 2008-5, Class A4, 2.859% due 7/25/23 (a)	970,710

		Total Student Loan	3,486,348

		TOTAL ASSET-BACKED SECURITIES (Cost — $11,919,907)	11,640,203

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.9%
308,944	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 0.629% due 9/25/35 (a)	243,077
263,230	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 0.879% due 11/25/33 (a)	213,322
225,795	CCC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.724% due 6/25/29 (a)	37,551
		American Home Mortgage Assets:
1,366,636	AAA	Series 2006-1, Class 2A1, 0.579% due 5/25/46 (a)(b)	551,643
452,586	AAA	Series 2006-6, Class A1A, 0.579% due 12/25/46 (a)	166,128
1,712,713	AAA	American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 0.619% due 3/25/47 (a)	671,800
914,455	AAA	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.739% due 6/25/34 (a)(b)	475,248
96,665	AAA	Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1, 0.664% due 9/25/34 (a)(b)	66,842
300,928	Aaa (d)	Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.000% due 7/25/19	264,632
		Banc of America Commercial Mortgage Inc.:
818,526	Aaa (d)	Series 2001-1, Class A2, 6.503% due 4/15/36	804,088
1,060,000	AAA	Series 2005-1, Class A4, 4.988% due 11/10/42 (a)	882,648
		Banc of America Funding Corp.:
7,955	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	7,434
498,932	AAA	Series 2005-B, Class 2A1, 5.092% due 4/20/35 (a)	279,237
2,637,788	AAA	Series 2007-5, Class 3A1, 6.000% due 7/25/37	2,237,938
2,455,377	AAA	Series 2007-8, Class 2A1, 7.000% due 10/25/37	1,543,832
		Banc of America Mortgage Securities Inc.:
547,954	AAA	Series 2004-F, Class 1A1, 4.519% due 7/25/34 (a)(b)	440,987
3,151,338	A	Series 2006-B, Class 4A1, 6.206% due 11/20/46 (a)	2,163,726
447,870	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 1.084% due 2/28/44 (a)	368,899
		Bear Stearns Adjustable Rate Mortgage Trust:
130,505	AAA	Series 2002-11, Class 1A1, 5.605% due 2/25/33 (a)(b)	107,048
1,209,950	AAA	Series 2005-2, Class A2, 2.424% due 3/25/35 (a)(b)	947,051
1,360,610	AAA	Series 2007-3, Class 1A1, 5.472% due 5/25/47 (a)(b)	670,842
		Bear Stearns ALT-A Trust:
573,185	AAA	Series 2005-2, Class 2A4, 4.688% due 4/25/35 (a)	297,589
451,477	AAA	Series 2005-4, Class 23A2, 5.366% due 5/25/35 (a)(b)	317,948
633,671	AAA	Series 2005-7, Class 22A1, 5.493% due 9/25/35 (a)(b)	328,421
909,515	AAA	Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1, 1.389% due 10/25/37 (a)(b)	726,708
		Bear Stearns Commercial Mortgage Securities:
2,480,000	AAA	Series 2001-TOP2, Class A2, 6.480% due 2/15/35	2,436,998
1,765,000	Aaa (d)	Series 2003-T12, Class A4, 4.680% due 8/13/39 (a)	1,496,432
1,009,844	Aaa (d)	Series 2005-PWR7, Class A2, 4.945% due 2/11/41	865,975
400,000	AAA	Series 2006-PW11, Class AJ, 5.456% due 3/11/39 (a)	117,648
550,000	AAA	Series 2006-PW13, Class A4, 5.540% due 9/11/41	392,264
200,000	AAA	Series 2007-PW17, Class A3, 5.736% due 6/11/50	127,702
480,000	AAA	Series 2007-PW17, Class A4, 5.694% due 6/11/50 (a)	314,343
647,101	B	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 0.694% due 12/25/36 (a)(b)(e)	269,877
1,900,768	AAA	Bear Stearns Structured Products Inc., Series 2007-EMX1, Class A1, 1.389% due 3/25/37 (a)(e)(f)	1,833,671
1,700,000	AAA	Centex Home Equity, Series 2006-A, Class AV4, 0.639% due 6/25/36 (a)	737,926
362,806	AAA	Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.319% due 10/15/32	362,356

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.9% — (continued)

		Chase Funding Mortgage Loan Asset-Backed Certificates:
$1,397	AAA	Series 2002-2, Class 2A1, 0.889% due 5/25/32 (a)	$1,017
1,724	AAA	Series 2002-3, Class 2A1, 1.029% due 8/25/32 (a)	1,526
1,738,889	AAA	Chase Mortgage Finance Corp., Series 2007-A1, Class 5A1, 4.166% due 2/25/37 (a)(b)	1,184,707
210,000	A1 (d)	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ, 5.482% due 10/15/49	56,872
2,739,177	AAA	Citigroup Mortgage Loan Trust Inc., Series 2005-4, Class A, 5.342% due 8/25/35 (a)	2,045,369
491,632	AAA	Commercial Mortgage Asset Trust, Series 1999-C2, Class A2, 7.546% due 11/17/32 (a)	492,712
1,055,000	AAA	Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.020% due 12/10/49 (a)	558,337
		Commercial Mortgage Pass Through Certificates:
1,337,089	AAA	Series 2004-LB2A, Class A3, 4.221% due 3/10/39	1,253,670
860,000	AAA	Series 2006-C7, Class AM, 5.793% due 6/10/46 (a)	355,739
		Countrywide Alternative Loan Trust:
843,903	AAA	Series 2005-24, Class 4A1, 0.589% due 7/20/35 (a)	406,825
516,355	AAA	Series 2005-27, Class 2A3, 3.613% due 8/25/35 (a)	210,412
956,138	AAA	Series 2005-59, Class 1A1, 0.689% due 11/20/35 (a)	458,296
1,356,230	AAA	Series 2006-OA17, Class 1A1A, 0.554% due 12/20/46 (a)(b)	557,410
589,828	AAA	Series 2006-OA21, Class A1, 0.549% due 3/20/47 (a)	239,389
1,350,654	AAA	Series 2006-OA9, Class 2A1A, 0.569% due 7/20/46 (a)(b)	545,416
1,931,214	AAA	Series 2007-OA2, Class 2A1, 0.519% due 3/25/47 (a)	751,414
		Countrywide Asset-Backed Certificates:
2,141	AAA	Series 2001-BC3, Class A, 0.869% due 12/25/31 (a)	1,198
5,025	AAA	Series 2002-3, Class 1A1, 1.129% due 5/25/32 (a)	2,924
12,759	AAA	Series 2003-BC2, Class 2A1, 0.989% due 6/25/33 (a)	4,522
167,684	AAA	Series 2004-SD4, Class A1, 0.769% due 12/25/34 (a)(e)	127,034
170,247	AAA	Series 2005-4, Class AF3, 4.456% due 10/25/35 (a)	142,996
6,130	AAA	Series 2006-11, Class 3AV1, 0.449% due 9/25/46 (a)(b)	6,069
1,027,552	AAA	Series 2006-13, Class 3AV2, 0.539% due 1/25/37 (a)	662,847
1,110,925	AAA	Series 2006-3, Class 3A1, 0.509% due 6/25/36 (a)	890,785
881,931	AAA	Series 2006-SD3, Class A1, 0.719% due 7/25/36 (a)(e)	531,088
192,916	A	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.695% due 12/15/35 (a)	73,503
		Countrywide Home Loan Mortgage Pass Through Trust:
381,586	B3 (d)	Series 2005-11, Class 3A3, 4.591% due 4/25/35 (a)	182,430
255,861	Aa3 (d)	Series 2005-11, Class 6A1, 0.689% due 3/25/35 (a)	112,550
638,464	AAA	Series 2005-R1, Class 1AF1, 0.749% due 3/25/35 (a)(e)	335,545
668,636	BB-	Series 2007-16, Class A1, 6.500% due 10/25/37	467,168
		Credit Suisse Mortgage Capital Certificates:
345,649	CCC	Series 2006-8, Class 3A1, 6.000% due 10/25/21	206,206
2,365,000	AAA	Series 2006-C5, Class A3, 5.311% due 12/15/39	1,444,333
400,000	AAA	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, step bond to yield, 6.280% due 5/25/35 (a)(b)	212,356
		CS First Boston Mortgage Securities Corp.:
1,344,872	AAA	Series 2004-C2, Class A1, 3.819% due 5/15/36	1,201,638
1,355,810	B+	Series 2005-10, Class 5A6, 5.500% due 11/25/35	1,092,902
1,760,000	AAA	Series 2005-C6, Class A4, 5.230% due 12/15/40 (a)	1,294,237
		Deutsche ALT-A Securities Inc.:
403,454	AAA	Series 2006-OA1, Class A1, 0.589% due 2/25/47 (a)	165,145
3,807,007	AAA	Series 2007-OA2, Class A1, 2.823% due 4/25/47 (a)	1,418,518
260,030	AAA	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.734% due 11/19/44 (a)	87,395
		EMC Mortgage Loan Trust:
10,399	AAA (g)	Series 2002-B, Class A1, 1.124% due 2/25/41 (a)(e)	5,544
51,035	AAA	Series 2003-A, Class A1, 1.024% due 8/25/40 (a)(e)	45,358

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.9% — (continued)

		Federal Home Loan Mortgage Corp. (FHLMC):
$8,053	NR	Series 1865, Class DA, 17.198% due 2/15/24 (a)(h)	$5,850
582,345	NR	Series 2962, Class YC, 4.500% due 9/15/14 (b)	586,298
421,612	NR	Series 3117, Class PN, 5.000% due 11/15/21 (b)	423,896
1,784,322	NR	Series 3346, Class FA, 0.563% due 2/15/19 (a)(b)	1,742,127
9,492,529	NR	Series 3346, Class SC, 6.217% due 10/15/33 (a)	824,271
1,201,220	NR	Series T-61, Class 1A1, 3.655% due 7/25/44 (a)(b)	1,056,699
		Federal National Mortgage Association (FNMA):
33,509	NR	Series 1999-18, Class A, 5.500% due 10/18/27	34,032
74,177	NR	Series 2000-34, Class F, 0.839% due 10/25/30 (a)(b)	72,249
223,445	NR	Series 2000-T6, Class A3, 5.452% due 1/25/28 (a)	217,534
167,332	NR	Series 2002-34, Class FE, 0.734% due 5/18/32 (a)(b)	163,930
940,000	NR	Series 2002-T3, Class B, 5.763% due 12/25/11	1,008,957
130,300	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	130,990
701,098	NR	Series 2004-25, Class PA, 5.500% due 10/25/30	712,522
447,481	NR	Series 2004-36, Class BS, 5.500% due 11/25/30	456,029
231,652	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	241,790
593,110	NR	Series 2005-47, Class PA, 5.500% due 9/25/24 (b)	598,235
3,022,213	NR	Series 378, Class 19, 5.000% due 6/01/35	309,859
		First Union National Bank Commercial Mortgage:
1,321,889	AAA	Series 1999-C4, Class A2, 7.390% due 12/15/31	1,319,017
1,658,107	AAA	Series 2001-C2, Class A2, 6.663% due 1/12/43	1,637,912
		GE Capital Commercial Mortgage Corp.:
1,925,000	AAA	Series 2005-C1, Class A5, 4.772% due 6/10/48 (a)	1,493,002
1,850,000	AAA	Series 2005-C4, Class A4, 5.334% due 11/10/45 (a)	1,397,506
1,320,000	AAA	Series 2007-C1, Class A4, 5.543% due 12/10/49	759,989
		GMAC Commercial Mortgage Securities Inc.:
518,534	Aaa (d)	Series 1999-C3, Class A2, 7.179% due 8/15/36 (a)	517,598
975,000	AAA	Series 2000-C2, Class B, 7.594% due 8/16/33 (a)	948,607
1,669,062	AAA	Series 2001-C1, Class A2, 6.465% due 4/15/34	1,640,643
1,950,000	AAA	Series 2004-C3, Class A4, 4.547% due 12/10/41	1,672,182
2,175,486	AAA	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 1.224% due 2/25/31 (a)(e)	1,076,993
		Government National Mortgage Association (GNMA):
134,755	NR	Series 2000-35, Class F, 0.879% due 12/16/25 (a)(b)	132,785
115,223	NR	Series 2002-21, Class FV, 0.729% due 3/16/32 (a)(b)	113,001
2,355,000	AAA	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444% due 3/10/39	1,482,900
		GS Mortgage Securities Corp. II:
300,000	AAA	Series 2001-ROCK, Class A2, 6.624% due 5/03/18 (b)(e)	318,961
1,225,000	AAA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	928,448
		GSR Mortgage Loan Trust:
3,425,987	AAA	Series 2005-AR4, Class 6A1, 5.250% due 7/25/35 (a)	2,354,534
505,883	AAA	Series 2005-AR6, Class 2A1, 4.541% due 9/25/35 (a)(b)	385,356
603,670	AAA	Series 2006-OA1, Class 2A1, 0.579% due 8/25/46 (a)	334,615
		Harborview Mortgage Loan Trust:
61,848	AAA	Series 2005-8, Class 1A2A, 0.689% due 9/19/35 (a)	24,869
450,404	BBB	Series 2006-2, Class 1A, 5.547% due 2/25/36 (a)	313,631
406,670	AAA	Series 2006-9, Class 2A1A, 0.544% due 11/19/36 (a)	166,314
		Home Equity Asset Trust:
1,998,974	AAA	Series 2007-1, Class 2A1, 0.449% due 5/25/37 (a)	1,693,990
377,118	AAA	Series 2007-2, Class 2A1, 0.499% due 7/25/37 (a)	318,345
7,072	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 1.189% due 3/25/33 (a)	3,484
443,934	AAA	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 6.178% due 11/25/37 (a)	277,359
		Indymac Index Mortgage Loan Trust:
196,870	AAA	Series 2004-AR15, Class 1A1, 5.163% due 2/25/35 (a)	137,289
212,534	AAA	Series 2005-AR15, Class A2, 5.099% due 9/25/35 (a)	123,384
1,966,801	BB	Series 2007-AR5, Class 1A1, 6.136% due 5/25/37 (a)	697,628
1,700,000	B	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.549% due 8/25/36 (a)	939,999

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.9% — (continued)

		JP Morgan Chase Commercial Mortgage Securities Corp.:
$635,000	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	$550,623
40,000	Aaa (d)	Series 2005-CB13, Class A4, 5.280% due 1/12/43 (a)	29,481
880,000	AAA	Series 2007-CB19, Class A4, 5.746% due 2/12/49 (a)	530,134
500,000	AAA	Series 2007-LD11, Class A2, 5.804% due 6/15/49 (a)	380,477
40,000	AAA	Series 2007-LD12, Class AM, 6.062% due 2/15/51 (a)	13,829
620,000	Aaa (d)	Series 2007-LDPX, Class A3, 5.420% due 1/15/49	373,609
		JP Morgan Mortgage Trust:
594,839	AAA	Series 2005-A1, Class 6T1, 5.021% due 2/25/35 (a)(b)	448,250
1,054,035	AAA	Series 2006-A2, Class 5A3, 5.137% due 11/25/33 (a)	787,676
138,223	Ba2 (d)	Series 2006-S2, Class 2A2, 5.875% due 7/25/36	105,951
146,481	A	Series 2007-S1, Class 1A2, 5.500% due 3/25/22	108,300
2,931,968	A	Series 2007-S3, Class 1A35, 6.000% due 8/25/37	1,716,175
		LB-UBS Commercial Mortgage Trust:
2,895,000	Aaa (d)	Series 2001-C2, Class B, 6.799% due 9/15/34	2,859,345
1,150,000	AAA	Series 2004-C6, Class A2, 4.187% due 8/15/29	1,120,603
310,000	AAA	Series 2005-C3, Class A5, 4.739% due 7/15/30	231,769
400,000	AAA	Series 2005-C3, Class AAB, 4.664% due 7/15/30	321,072
805,000	AAA	Series 2006-C6, Class A4, 5.372% due 9/15/39	525,671
1,210,000	AAA	Series 2007-C7, Class A2, 5.588% due 9/15/45	884,929
		Lehman XS Trust:
481,609	AAA	Series 2005-5N, Class 1A1, 0.689% due 11/25/35 (a)	198,832
368,658	AAA	Series 2005-7N, Class 1A1B, 0.689% due 12/25/35 (a)	78,637
7,140,000	A	Series 2007-12N, Class 1A3A, 0.674% due 7/25/47 (a)	627,968
9,088	AAA	Long Beach Mortgage Loan Trust, Series 2005-WL3, Class 2A2A, 0.529% due 11/25/35 (a)	9,006
		MASTR Adjustable Rate Mortgages Trust:
5,600,000	AAA	Series 2004-13, Class 3A7, 3.788% due 11/21/34 (a)	3,543,290
170,785	AAA	Series 2004-4, Class 4A1, 5.193% due 5/25/34 (a)(b)	114,657
2,376,481	AAA	Series 2007-3, Class 12A1, 0.674% due 5/25/47 (a)	910,482
2,374,980	AAA	MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1, 5.311% due 10/25/32 (a)	1,602,824
466,058	AAA	Medallion Trust, Series 2003-1G, Class A, 1.715% due 12/21/33 (a)	433,294
		Merrill Lynch Mortgage Investors Inc.:
495,116	AAA	Series 2004-A3, Class 4A3, 5.035% due 5/25/34 (a)	382,698
535,688	AAA	Series 2005-A2, Class A2, 4.486% due 2/25/35 (a)	398,108
670,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.657% due 5/12/39 (a)	437,603
		Merrill Lynch/Countrywide Commercial Mortgage Trust:
190,000	AAA	Series 2007-5, Class A4, 5.378% due 8/12/48	97,064
1,210,000	Aaa (d)	Series 2007-6, Class A4, 5.485% due 3/12/51 (a)	710,608
745,676	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	619,257
		MLCC Mortgage Investors Inc.:
163,619	Aaa (d)	Series 2005-1, Class 2A1, 4.975% due 4/25/35 (a)	109,272
501,766	Aaa (d)	Series 2005-1, Class 2A2, 4.975% due 4/25/35 (a)	357,696
2,200,000	AAA	Morgan Stanley ABS Capital I, Series 2007-HE2, Class A2B, 0.479% due 1/25/37 (a)	1,091,237
		Morgan Stanley Capital I:
1,700,000	Aaa (d)	Series 2003-IQ4, Class A2, 4.070% due 5/15/40	1,430,485
717,039	AAA	Series 2004-SD3, Class A, 0.849% due 6/25/34 (a)(e)	459,454
2,935,000	AAA	Series 2005-HQ6, Class A4A, 4.989% due 8/13/42	2,219,791
216,316	AAA	Series 2006-HE7, Class A2A, 0.439% due 9/25/36 (a)(b)	205,201
705,000	AAA	Series 2006-HQ8, Class A4, 5.386% due 3/12/44 (a)	494,621
410,000	AAA	Series 2007-IQ14, Class A4, 5.692% due 4/15/49 (a)	227,933
550,000	AAA	Series 2007-IQ16, Class A4, 5.809% due 12/12/49	318,871
743,484	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 5.366% due 10/25/34 (a)	416,715
9,733	AAA	Nationslink Funding Corp., Series 1999-LTL1, Class A2, 6.867% due 1/22/26	9,720
		Nationstar Home Equity Loan Trust:
1,400,000	AAA	Series 2006-B, Class AV3, 0.559% due 9/25/36 (a)	853,403
2,500,000	AAA	Series 2007-A, Class AV4, 0.619% due 3/25/37 (a)	887,509
1,850,000	AAA	Series 2007-C, Class 2AV2, 0.519% due 6/25/37 (a)	1,079,533
1,482,000	A	Opteum Mortgage Acceptance, Series 2006-2, Class A1C, 0.659% due 7/25/36 (a)	330,698

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.9% — (continued)

		Option One Mortgage Loan Trust:
$4,423	AAA	Series 2002-6, Class A2, 1.189% due 11/25/32 (a)	$3,049
23,413	AAA	Series 2003-1, Class A2, 1.229% due 2/25/33 (a)	14,410
1,799,195	AAA	Popular ABS Mortgaged Pass-Through Trust, Series 2005-3, Class AF6, step bond to yield, 4.759% due 7/25/35 (a)	1,379,441
		Prime Mortgage Trust:
951,642	AAA	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35 (e)	759,827
454,022	AAA	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35 (e)	365,576
2,419,318	AAA	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35 (e)	1,625,101
95,204	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/01/15	101,401
2,341,944	AAA	Residential Accredit Loans Inc., Series 2007-QS8, Class A10, 6.000% due 6/25/37	1,924,040
		Residential Asset Mortgage Products Inc.:
9,019	A	Series 2003-RS4, Class AIIB, 1.049% due 5/25/33 (a)	4,616
1,639,639	AAA	Series 2003-RS9, Class AI6A, step bond to yield, 6.110% due 10/25/33 (a)	990,371
224,573	AAA	Series 2004-SL4, Class A5, 7.500% due 7/25/32	204,330
2,728,094	AAA	Residential Asset Securitization Trust, Series 2007-A7, Class A4, 6.000% due 7/25/37	1,720,095
6,096	BBB-	Residential Funding Mortgage Securities II Inc., Series 2005-HS1, Class AI1, 0.509% due 9/25/35 (a)	6,031
818,370	D	SACO I Inc., Series 2006-7, Class A1, 0.519% due 7/25/36 (a)	135,144
		Small Business Administration:
200,766	NR	Series 1999-P10B, Class 1, 7.540% due 8/10/09 (b)	204,441
431,865	NR	Series 2000-P10A, Class 1, 8.017% due 2/10/10 (b)	447,575
710,085	NR	Series 2005-P10A, Class 1, 4.638% due 2/10/15	715,813
		Small Business Administration Participation Certificates:
546,852	NR	Series 1993-20K, Class 1, 6.150% due 11/01/13 (b)	572,536
210,977	NR	Series 1995-20J, Class 1, 6.850% due 10/01/15 (b)	223,434
454,478	NR	Series 1995-20K, Class 1, 6.650% due 11/01/15 (b)	480,852
263,011	NR	Series 1996-20G, Class 1, 7.700% due 7/01/16 (b)	283,768
1,364,662	NR	Series 1999-20L, Class 1, 7.190% due 12/01/19 (b)	1,470,612
1,065,664	NR	Series 2000-20A, Class 1, 7.590% due 1/01/20 (b)	1,158,356
1,379,469	NR	Series 2002-20K, Class 1, 5.080% due 11/01/22 (b)	1,444,377
		Structured Adjustable Rate Mortgage Loan Trust:
262,931	AAA	Series 2004-16, Class 1A2, 5.137% due 11/25/34 (a)	163,194
1,125,479	AAA	Series 2004-6, Class 4A1, 4.839% due 6/25/34 (a)	887,582
2,719,728	AAA	Series 2005-15, Class 4A1, 5.499% due 7/25/35 (a)	1,607,500
385,674	AAA	Series 2005-19XS, Class 1A1, 0.709% due 10/25/35 (a)	164,900
		Structured Asset Mortgage Investments Inc.:
518,887	AAA	Series 2005-AR5, Class A3, 0.609% due 7/19/35 (a)(b)	351,085
2,839,762	AAA	Series 2007-AR6, Class A1, 3.553% due 8/25/47 (a)	1,009,690
		Structured Asset Securities Corp.:
9,483	AAA	Series 2002-14A, Class 2A1, 5.395% due 7/25/32 (a)(b)	6,043
293,642	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31 (e)	250,190
325,793	AAA	Series 2006-BC3, Class A2, 0.439% due 10/25/36 (a)(b)	297,596
2,250,611	AAA	Series 2007-BC4, Class A3, 0.639% due 11/25/37 (a)	1,864,348
2,218,800	A	Terwin Mortgage Trust, Series 2006-4SL, Class A2, 4.500% due 5/25/37 (a)(e)(h)	133,441
		Thornburg Mortgage Securities Trust:
1,321,025	A1 (d)	Series 2006-3, Class A2, 0.494% due 5/25/46 (a)	1,226,094
1,440,462	Aa3 (d)	Series 2006-3, Class A3, 0.499% due 6/25/46 (a)	1,419,828
480,000	AAA	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, 6.086% due 8/15/39 (a)	363,251
		Wachovia Bank Commercial Mortgage Trust:
700,000	AAA	Series 2005-C22, Class A4, 5.265% due 12/15/44 (a)	518,020
305,000	AAA	Series 2006-C23, Class AM, 5.466% due 1/15/45 (a)	117,250
		WaMu Mortgage Pass Through Certificates:
1,161,779	AAA	Series 2003-R1, Class A1, 0.929% due 12/25/27 (a)(b)	955,324
79,408	AAA	Series 2004-AR11, Class A, 4.534% due 10/25/34 (a)	57,539
242,376	AAA	Series 2004-AR12, Class A2A, 0.765% due 10/25/44 (a)	132,987
643,508	AAA	Series 2005-AR11, Class A1A, 0.709% due 8/25/45 (a)	353,134
1,479,589	AAA	Series 2005-AR13, Class A1A1, 0.764% due 10/25/45 (a)(b)	720,152
631,921	AAA	Series 2005-AR15, Class A1A2, 0.669% due 11/25/45 (a)	224,268

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.9% — (continued)

$620,874	AAA	Series 2005-AR19, Class A1A2, 0.679% due 12/25/45 (a)	$279,406
1,000,000	AAA	Series 2005-AR4, Class A5, 4.668% due 4/25/35 (a)	638,442
5,363,961	AAA	Series 2006-AR11, Class 3A1A, 2.973% due 9/25/46 (a)	1,669,924
1,629,097	AAA	Series 2006-AR13, Class 2A, 4.655% due 10/25/46 (a)(b)	717,821
849,922	AAA	Series 2007-HY4, Class 4A1, 5.507% due 9/25/36 (a)	530,859
30,052,774	AAA	Series 2007-OA1, Class XPPP, 10.750% due 2/25/47 (h)(i)	507,291
1,349,507	AAA	Series 2007-OA2, Class 1A, 2.753% due 3/25/47 (a)(b)	414,034
1,893,269	A	Series 2007-OA2, Class 2A, 2.753% due 1/25/47 (a)	648,984
1,595,166	AAA	Series 2007-OA5, Class 1A, 2.803% due 6/25/47 (a)	610,030
		Wells Fargo Mortgage Backed Securities Trust:
962,324	AAA	Series 2004-H, Class A1, 4.532% due 6/25/34 (a)	776,478
400,000	AAA	Series 2006-AR4, Class 2A4, 5.775% due 4/25/36 (a)	195,192

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $195,184,064)	143,090,276

CORPORATE BONDS & NOTES — 25.2%
Aerospace & Defense — 0.0%
300,000	BBB+	Goodrich Corp., Senior Unsecured Notes, 6.290% due 7/01/16 (b)	300,181

Airlines — 0.7%
		Continental Airlines Inc., Pass Thru Certificates:
850,000	A-	7.056% due 9/15/09	824,500
701,711	BB-	7.461% due 4/01/15	484,181
421,443	BBB+	7.256% due 3/15/20	358,226
		Delta Air Lines Inc., Pass Thru Certificates:
165,222	BBB	7.379% due 5/18/10	156,961
738,889	BBB	6.619% due 3/18/11	665,001
750,000	BBB-	7.111% due 9/18/11	652,500
		Northwest Airlines Inc., Pass Thru Certificates:
1,000,000	BBB-	6.841% due 4/01/11	870,000
440,349	BBB-	7.041% due 4/01/22	303,841
1,207,270	BB+	United Airlines Inc., Pass Thru Certificates, 7.032% due 10/01/10	1,155,960

		Total Airlines	5,471,170

Auto Components — 0.0%
		Visteon Corp., Senior Unsecured Notes:
10,000	CCC-	8.250% due 8/01/10	900
24,000	CCC-	12.250% due 12/31/16 (e)	1,440

		Total Auto Components	2,340

Automobiles — 0.2%
		Daimler Finance North America LLC, Company Guaranteed Notes:
285,000	A-	4.875% due 6/15/10	275,232
300,000	A-	5.875% due 3/15/11	285,695
900,000	A-	5.750% due 9/08/11 (b)	847,827
610,000	CCC-	Ford Motor Co., Senior Unsecured Notes, 7.450% due 7/16/31 (j)	117,425
		General Motors Corp., Senior Unsecured Notes:
1,325,000	C	8.250% due 7/15/23 (j)	165,625
20,000	C	8.375% due 7/15/33 (j)	2,750

		Total Automobiles	1,694,554

Beverages — 0.1%
470,000	BBB-	Dr Pepper Snapple Group Inc., Company Guaranteed Notes, 6.820% due 5/01/18	438,295

Capital Markets — 3.0%
450,000	A+	Bank of New York Mellon Corp., Senior Subordinated Notes, 6.375% due 4/01/12	463,532
450,000	BBB	Goldman Sachs Capital II, Company Guaranteed Notes, 5.793% due 12/29/49 (a)	174,889

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 25.2% — (continued)
Capital Markets — 3.0% — (continued)

		Goldman Sachs Group Inc. (The):
$1,375,000	A	Senior Notes, 7.500% due 2/15/19	$1,364,214
		Senior Unsecured Notes:
190,000	A	4.500% due 6/15/10	188,028
400,000	A	1.414% due 2/06/12 (a)	339,420
115,000	A	4.750% due 7/15/13	105,357
800,000	A	5.125% due 1/15/15	716,346
1,000,000	A	5.750% due 10/01/16 (b)	879,933
2,000,000	A	6.250% due 9/01/17 (b)	1,831,488
600,000	A	6.150% due 4/01/18	546,106
1,200,000	A-	Subordinated Notes, 6.750% due 10/01/37 (b)	855,394
650,000	NR	Lehman Brothers Holdings Capital Trust V, Company Guaranteed Notes, 6.025% due 11/29/49 (k)	65
230,000	NR	Lehman Brothers Holdings E-Capital Trust I, Company Guaranteed Notes, 6.094% due 8/19/65 (k)(l)	23
		Lehman Brothers Holdings Inc.:
		Senior Unsecured Notes:
120,000	NR	5.256% due 2/06/12 (k)(l)	16,200
1,070,000	NR	6.848% due 1/24/13 (k)(l)	144,450
640,000	NR	10.738% due 11/07/16 (k)(l)*	67,200
416,000	NR	9.569% due 2/16/17 (k)(l)*	43,680
300,000	NR	4.542% due 9/15/22 (k)(l)	40,875
900,000	NR	Subordinated Notes, 6.579% due 12/28/17 (k)(l)	90
		Merrill Lynch & Co., Inc.:
5,200,000	A+	Notes, 6.875% due 4/25/18 (b)	4,333,592
		Senior Unsecured Notes:
1,000,000	A+	8.680% due 5/02/17 (a)	876,900
1,050,000	AA-	8.950% due 5/18/17 (a)	786,187
1,584,000	AA-	9.570% due 6/06/17 (a)	1,409,760
		Morgan Stanley, Senior Unsecured Notes:
365,000	A	6.750% due 4/15/11	366,674
565,000	A	1.648% due 1/09/12 (a)	441,150
700,000	A	5.625% due 1/09/12	675,632
1,300,000	A	4.209% due 3/01/13 (a)	1,294,361
300,000	A	4.201% due 11/29/13 (a)	285,851
1,270,000	A	1.536% due 10/18/16 (a)	906,031
2,000,000	A	5.750% due 10/18/16 (b)	1,755,250
150,000	A	5.450% due 1/09/17	129,633
435,000	A	6.250% due 8/28/17	393,868
2,600,000	A	6.625% due 4/01/18 (b)	2,404,813

		Total Capital Markets	23,836,992

Chemicals — 0.0%
30,000	C	Georgia Gulf Corp., Company Guaranteed Notes, 9.500% due 10/15/14	4,050
190,000	A-	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	182,960
29,000	BB+	Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	17,545

		Total Chemicals	204,555

Commercial Banks — 2.7%
700,000	A	American Express Centurion Bank, Senior Unsecured Notes, 0.416% due 3/23/10 (a)(b)	653,322
1,000,000	AA	ANZ National International Ltd./New Zealand, Bank Guaranteed Notes, 6.200% due 7/19/13 (e)	967,972
700,000	BBB	BAC Capital Trust XV, Bank Guaranteed Notes, 3.003% due 6/01/56 (a)	232,278
855,000	A	Bank One Corp., Subordinated Notes, 5.900% due 11/15/11	872,635
760,000	BBB	BankAmerica Capital III, Bank Guaranteed Notes, 1.664% due 1/15/27 (a)	400,741
800,000	BB-	Banponce Trust 1, Company Guaranteed Notes, 8.327% due 2/01/27	592,887
		Deutsche Bank AG/London, Senior Unsecured Notes:
1,000,000	A+	4.875% due 5/20/13	972,617
3,100,000	A+	6.000% due 9/01/17 (b)	2,950,518

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 25.2% — (continued)
Commercial Banks — 2.7% — (continued)

		Glitnir Banki HF:
$270,000	D	Notes, 6.330% due 7/28/11 (e)(h)(k)	$39,150
460,000	D	Subordinated Notes, 6.693% due 6/15/16 (e)(h)(k)	276
1,300,000	A	HBOS PLC, Senior Subordinated Notes, 6.750% due 5/21/18 (e)	1,045,283
		ICICI Bank Ltd., Unsecured Notes:
400,000	BB	6.375% due 4/30/22 (a)(e)	217,195
150,000	BB	6.375% due 4/30/22 (a)	80,557
690,000	Caa2 (d)	Landsbanki Islands HF, Senior Unsecured Notes, 6.100% due 8/25/11 (e)(h)(k)	6,037
1,750,000	A-	Lloyds Banking Group PLC, Junior Subordinated Notes, 5.920% due 9/29/49 (e)	294,215
		National Australia Bank Ltd.:
1,500,000	AA	Bonds, 2.838% due 2/08/10 (a)(b)(e)	1,500,219
1,500,000	AA	Senior Notes, 5.350% due 6/12/13 (e)	1,393,532
750,000	BBB	Nationsbank Cap Trust III, Bank Guaranteed Notes, 1.644% due 1/15/27 (a)	367,768
20,000	AA	Rabobank Capital Funding II, Subordinated Notes, 5.260% due 12/29/49 (a)(e)	8,608
40,000	AA	Rabobank Capital Funding Trust, Company Guaranteed Notes, 5.254% due 12/29/49 (a)(e)	17,222
660,000	NR	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 9.118% due 3/31/10	240,937
390,000	AA-	Santander Issuances S.A Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (a)(e)	316,190
400,000	BBB-	Shinsei Finance Cayman Ltd., Junior Subordinated Notes, 6.418% due 1/29/49 (a)(e)	65,830
10,000	A	Sumitomo Mitsui Banking Corp./New York, Senior Subordinated Notes, 8.000% due 6/15/12	10,145
190,000	BBB	Sun Trust Capital VIII, Bank Guaranteed Notes, 6.100% due 12/15/36 (a)	113,461
3,000,000	AAA	Swedbank AB, Government Liquid Guaranteed Notes, 2.800% due 2/10/12 (e)	3,003,270
4,100,000	A+	UBS AG Stamford Branch, Senior Unsecured Notes, 5.750% due 4/25/18 (b)	3,590,985
		Wachovia Corp.:
1,000,000	AA	Senior Unsecured Notes, 5.500% due 5/01/13	963,797
280,000	AA-	Subordinated Notes, 5.250% due 8/01/14	252,823
10,000	AA-	Wells Fargo & Co., Subordinated Notes, 5.000% due 11/15/14	9,185

		Total Commercial Banks	21,179,655

Commercial Services — 0.1%
750,000	AA-	Novartis Securities Investment Ltd., Company Guaranteed Notes, 5.125% due 2/10/19	743,473

Commercial Services & Supplies — 0.0%
27,000	B	DI Finance/DynCorp. International, Senior Subordinated Notes, 9.500% due 2/15/13	24,570
		Waste Management Inc., Company Guaranteed Notes:
185,000	BBB	6.375% due 11/15/12	186,275
40,000	BBB	7.375% due 5/15/29	35,491
100,000	BBB	7.750% due 5/15/32	90,074

		Total Commercial Services & Supplies	336,410

Communication Equipment — 0.1%
1,500,000	BB+	Motorola Inc., Senior Unsecured Notes, 6.000% due 11/15/17 (b)	1,005,390

Computers & Peripherals — 0.1%
700,000	A+	IBM Corp., Notes, 7.625% due 10/15/18	793,348

Consumer Finance — 0.8%
200,000	BBB-	Aiful Corp., Notes, 5.000% due 8/10/10 (e)	72,128
260,000	BBB	American Express Co., Subordinated Notes, 6.800% due 9/01/66 (a)	128,630
1,000,000	A	American Express Credit Corp., Senior Unsecured Notes, 0.621% due 6/16/11 (a)(b)	875,875
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
490,000	BBB-	1.299% due 7/27/09 (a)	456,220
300,000	CCC+	7.375% due 10/28/09	238,965
30,000	CCC+	7.875% due 6/15/10	19,998
100,000	CCC+	7.375% due 2/01/11	59,709
674,000	CCC+	7.246% due 6/15/11 (a)	361,432
85,000	CCC+	7.250% due 10/25/11	46,099
1,100,000	CCC+	7.800% due 6/01/12	616,000

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 25.2% — (continued)
Consumer Finance — 0.8% — (continued)

$470,000	BBB-	5.000% due 10/01/13	$287,280
1,400,000	CCC+	7.000% due 10/01/13 (b)	690,112
385,000	BBB-	1.459% due 1/27/14 (a)	198,773
625,000	BBB-	5.375% due 5/15/14	364,428
70,000	BBB-	5.050% due 11/14/14	39,775
80,000	BBB-	5.625% due 8/01/33	42,018
2,400,000	BBB	Foster’s Finance Corp., Notes, 4.875% due 10/01/14 (e)	2,026,414

		Total Consumer Finance	6,523,856

Diversified Consumer Services — 0.0%
		Hertz Corp., Company Guaranteed Notes:
35,000	B+	8.875% due 1/01/14	17,325
40,000	B	10.500% due 1/01/16	15,200
		Service Corp. International, Senior Unsecured Notes:
40,000	BB-	6.750% due 4/01/16	36,600
95,000	BB-	7.500% due 4/01/27	74,100

		Total Diversified Consumer Services	143,225

Diversified Financial Services — 6.2%
200,000	B	AGFC Capital Trust 1, Company Guaranteed Notes, 6.000% due 1/15/67 (a)(e)	23,994
50,000	BBB-	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/01/31	42,821
50,000	A+	ASIF Global Financing XIX, Senior Secured Notes, 4.900% due 1/17/13 (e)	31,475
		Bank of America Corp.:
900,000	BBB	Junior Subordinated Notes, 8.000% due 12/29/49 (a)	336,428
580,000	A	Senior Subordinated Notes, 7.800% due 2/15/10 (j)	550,990
		Senior Unsecured Notes:
375,000	A+	5.625% due 10/14/16	317,618
155,000	A+	6.000% due 9/01/17	130,681
795,000	A+	5.750% due 12/01/17	671,891
6,100,000	A+	5.650% due 5/01/18 (b)	5,209,949
7,400,000	A+	Barclays Bank PLC, Senior Subordinated Notes, 6.050% due 12/04/17 (b)(e)	6,131,921
300,000	BBB	Barnett Capital III, Bank Guaranteed Notes, 1.795% due 2/01/27 (a)	133,757
		Bear Stearns Cos., Inc., Senior Unsecured Notes:
20,000	A+	6.400% due 10/02/17	19,657
1,550,000	A+	7.250% due 2/01/18	1,610,045
150,000	AA	Belvoir Land LLC, Notes, 5.270% due 12/15/47 (e)	92,382
1,078,592	BBB	Cedar Brakes II LLC, Secured Notes, 9.875% due 9/01/13 (e)	1,111,136
		Countrywide Financial Corp., Company Guaranteed Notes:
1,375,000	A+	1.686% due 3/24/09 (a)	1,366,124
500,000	A+	4.500% due 6/15/10	485,628
300,000	A+	5.800% due 6/07/12	275,125
950,000	A+	Countrywide Home Loans Inc., Company Guaranteed Notes, 4.000% due 3/22/11	885,585
5,165,000	A+	Credit Suisse Group New York, Senior Unsecured Notes, 5.000% due 5/15/13 (b)	4,991,136
1,000,000	A-	Credit Suisse Guernsey Ltd., Junior Subordinated Notes, 2.839% due 5/29/49 (a)	409,150
1,570,000	A	Credit Suisse/New York, Subordinated Notes, 6.000% due 2/15/18	1,426,723
680,000	BB	El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11 (e)	645,160
1,500,000	BBB+	Farmers Exchange Capital, Debentures Notes, 7.050% due 7/15/28 (e)	802,138
		General Electric Capital Corp.:
		Senior Unsecured Notes:
2,080,000	AAA	5.000% due 11/15/11	2,068,837
145,000	AAA	5.875% due 2/15/12	145,055
55,000	AAA	5.000% due 4/10/12	53,723
20,000	AAA	5.450% due 1/15/13	19,212
1,270,000	AAA	2.256% due 9/15/14 (a)	950,712
1,500,000	AAA	5.250% due 12/06/17	1,382,925

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 25.2% — (continued)
Diversified Financial Services — 6.2% — (continued)

$690,000	AAA	5.625% due 5/01/18	$592,101
500,000	AAA	5.875% due 1/14/38 (b)	356,458
		Subordinated Notes:
1,100,000	AA-	6.500% due 9/15/67 (a)(e)	784,987
1,825,000	AA-	6.375% due 11/15/67 (a)	1,059,555
		GMAC LLC:
		Company Guaranteed Notes:
143,000	CCC	7.750% due 1/19/10 (e)	114,431
449,000	CCC	6.625% due 5/15/12 (e)	258,831
		Senior Unsecured Notes:
1,900,000	CCC	6.750% due 12/01/14 (b)	858,634
100,000	CCC	8.000% due 11/01/31 (b)	37,048
1,600,000	AA-	HSBC Bank USA NA/New York, NY, Subordinated Notes, 6.000% due 8/09/17 (b)	1,504,165
585,000	AA-	HSBC Finance Corp., Senior Unsecured Notes, 4.125% due 11/16/09	580,254
270,000	BBB-	ILFC E-Capital Trust II, Company Guaranteed Notes, 6.250% due 12/21/65 (a)(e)	32,275
240,000	AA	Irwin Land LLC, Bonds, 5.300% due 12/15/35 (e)	166,553
1,760,000	BBB+	JP Morgan Chase Capital XIII, Company Guaranteed Notes, 2.418% due 9/30/34 (a)	804,705
		JPMorgan Chase & Co.:
1,425,000	AAA	FDIC Guaranteed Notes, 2.200% due 6/15/12	1,425,737
400,000	BBB+	Junior Subordinated Notes, 7.900% due 4/29/49 (a)	276,548
1,620,000	A	Senior Subordinated Notes, 6.750% due 2/01/11	1,656,222
		Senior Unsecured Notes:
1,075,000	A+	6.000% due 1/15/18	1,040,865
1,500,000	A+	6.400% due 5/15/38	1,439,676
		Subordinated Notes:
295,000	A	5.125% due 9/15/14	269,331
330,000	A	5.150% due 10/01/15	300,049
630,000	A	6.125% due 6/27/17	576,858
775,000	A+	JPMorgan Chase Bank NA, Subordinated Notes, 6.000% due 7/05/17	695,486
100,000	C(d)	Kaupthing Bank Hf, Senior Notes, 5.750% due 10/04/11 (e)(h)(k)	7,000
190,000	BBB+	MUFG Capital Finance 1 Ltd., Bank Guaranteed Notes, 6.346% due 7/29/49 (a)	134,313
70,000	BBB	Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Notes, 7.191% due 12/29/49 (a)(e)	30,203
410,000	BB	TNK-BP Finance SA, Company Guaranteed Notes, 7.500% due 7/18/16 (e)	248,050
		Wachovia Bank NA, Subordinated Notes:
1,375,000	AA	6.000% due 11/15/17	1,242,270
775,000	AA	6.600% due 1/15/38	684,560
230,000	A	Wachovia Capital Trust III, Bank Guaranteed Notes, 5.800% due 3/29/49 (a)	75,926
150,000	A	Wells Fargo Capital X, Company Guaranteed Notes, 5.950% due 12/15/36	106,795

		Total Diversified Financial Services	49,681,864

Diversified Telecommunication Services — 1.5%
		AT&T Inc., Senior Unsecured Notes:
170,000	A	5.100% due 9/15/14	168,778
200,000	A	6.500% due 9/01/37	185,184
4,000,000	A	6.300% due 1/15/38 (b)	3,604,528
235,000	BBB+	British Telecommunications PLC, Senior Unsecured Notes, 8.625% due 12/15/10	244,981
150,000	A+	Cisco Systems Inc., Notes, 5.900% due 2/15/39	140,147
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	216,272
		Embarq Corp., Senior Unsecured Notes:
740,000	BBB-	6.738% due 6/01/13	696,228
3,000,000	BBB-	7.082% due 6/01/16 (b)	2,703,693
		Frontier Communications Corp., Senior Unsecured Notes:
20,000	BB	9.250% due 5/15/11	20,500
55,000	BB	7.875% due 1/15/27	40,425
95,000	CCC+	Level 3 Financing Inc., Company Guaranteed Notes, 9.250% due 11/01/14	60,325

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 25.2% — (continued)
Diversified Telecommunication Services — 1.5% — (continued)

$55,000	A	New Cingular Wireless Services Inc., Senior Unsecured Notes, 8.125% due 5/01/12	$59,523
240,000	BBB+	Royal KPN NV, Senior Unsecured Notes, 8.375% due 10/01/30	260,631
		Telecom Italia Capital SA, Company Guaranteed Notes:
160,000	BBB	4.950% due 9/30/14	137,996
760,000	BBB	5.250% due 10/01/15	641,954
		Verizon Communications Inc.:
280,000	A	Bonds, 6.900% due 4/15/38	279,273
		Senior Unsecured Notes:
340,000	A	6.875% due 4/01/12	347,637
700,000	A	5.550% due 2/15/16 (b)	677,741
700,000	A	8.500% due 11/15/18 (e)	789,328
165,000	A	5.125% due 6/15/33	119,888
		Verizon Global Funding Corp., Senior Unsecured Notes:
5,000	A	6.875% due 6/15/12	5,271
165,000	A	7.375% due 9/01/12	176,807
165,000	BB	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/01/16	159,225

		Total Diversified Telecommunication Services	11,736,335

Electric Utilities — 2.0%
275,000	A	Alabama Power Co., Senior Unsecured Notes, 6.000% due 3/01/39	273,862
1,300,000	A-	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 5.850% due 4/01/18	1,339,779
900,000	BBB+ (g)	DPL Inc., Senior Unsecured Notes, 8.000% due 3/31/09 (b)	958,500
1,500,000	A	Duke Energy Carolinas LLC, 1st Mortgage Notes, 5.100% due 4/15/18	1,500,132
		EDF SA, Notes:
1,200,000	A+	5.500% due 1/26/14 (e)	1,265,004
2,400,000	A+	6.500% due 1/26/19 (b)(e)	2,440,397
1,200,000	A+	6.950% due 1/26/39 (b)(e)	1,210,476
		Edison Mission Energy, Senior Unsecured Notes:
220,000	BB-	7.200% due 5/15/19	184,250
50,000	BB-	7.625% due 5/15/27	37,750
		Energy Future Holdings Corp.:
90,000	B-	Company Guaranteed Notes, 11.250% due 11/01/17 (m)	40,050
160,000	CCC	Senior Unsecured Notes, 6.500% due 11/15/24	41,980
115,000	BBB-	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	81,271
540,000	BBB-	FirstEnergy Corp., Senior Unsecured Notes, 7.375% due 11/15/31	462,040
145,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/01/35	129,912
195,000	A-	Florida Power Corp., 1st Mortgage Notes, 5.900% due 3/01/33	194,750
5,000	A+	Hydro-Quebec, Local Government Guaranteed Notes, 6.300% due 5/11/11	5,280
1,700,000	BBB	Illinois Power Co., Senior Secured Notes, 6.250% due 4/01/18 (b)	1,607,885
575,000	BBB+	Kansas City Power & Light Co., Senior Unsecured Notes, 6.375% due 3/01/18	550,646
		Midamerican Energy Holdings Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	224,610
225,000	BBB+	6.500% due 9/15/37	217,638
164,294	BB+	Midwest Generation LLC, Pass Thru Certificates, 8.300% due 7/02/09 (b)	164,277
		Pacific Gas & Electric Co., Senior Unsecured Notes:
350,000	BBB+	5.625% due 11/30/17	357,401
210,000	BBB+	6.050% due 3/01/34	209,998
800,000	BBB	PSEG Power LLC, Company Guaranteed Notes, 7.750% due 4/15/11 (b)	831,944
800,000	BB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	711,088
95,000	A-	Public Service Electric & Gas Co., Secured Notes, 5.250% due 7/01/35	86,086
300,000	A-	Scottish Power PLC, Senior Unsecured Notes, 4.910% due 3/15/10	296,149
		TXU Corp., Senior Unsecured Notes:
120,000	CCC	5.550% due 11/15/14	53,298
635,000	CCC	6.550% due 11/15/34	159,194

		Total Electric Utilities	15,635,647

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 25.2% — (continued)
Electric Utilities — 2.0% — (continued)

Electronic Equipment & Instruments — 0.0%
		NXP BV/NXP Funding LLC:
$45,000	CCC-	Company Guaranteed Notes, 9.500% due 10/15/15	$3,938
15,000	CCC	Senior Secured Notes, 7.875% due 10/15/14	3,075

		Total Electronic Equipment & Instruments	7,013

Energy Equipment & Services — 0.1%
		Compagnie Generale de Geophysique-Veritas, Company Guaranteed Notes:
35,000	BB	7.500% due 5/15/15	27,562
110,000	BB	7.750% due 5/15/17	85,800
120,000	BB-	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	81,750
160,000	B	Dynegy Holdings Inc., Senior Unsecured Notes, 7.750% due 6/01/19	97,600
350,000	A	Halliburton Co., Senior Unsecured Notes, 5.500% due 10/15/10	364,580
60,000	BB+	Pride International Inc., Senior Unsecured Notes, 7.375% due 7/15/14	60,000

		Total Energy Equipment & Services	717,292

Food Products — 0.1%
		Kraft Foods Inc., Senior Unsecured Notes:
600,000	BBB+	6.500% due 8/11/17	611,851
310,000	BBB+	6.125% due 2/01/18	308,510

		Total Food Products	920,361

Gas Utilities — 0.2%
		CenterPoint Energy Resources Corp., Senior Unsecured Notes:
650,000	BBB	7.875% due 4/01/13	659,248
200,000	BBB	6.150% due 5/01/16	173,042
600,000	BBB	6.000% due 5/15/18	493,222

		Total Gas Utilities	1,325,512

Health Care Providers & Services — 0.5%
50,000	BBB+	AmerisourceBergen Corp., Company Guaranteed Notes, 5.875% due 9/15/15	46,336
140,000	B+	DaVita Inc., Company Guaranteed Notes, 6.625% due 3/15/13	137,200
		HCA Inc.:
		Senior Secured Notes:
1,260,000	BB-	9.250% due 11/15/16 (b)	1,156,050
63,000	BB-	9.625% due 11/15/16 (l)	52,762
		Senior Unsecured Notes:
30,000	B-	7.875% due 2/01/11	29,700
200,000	B-	6.250% due 2/15/13	157,000
120,000	B-	7.190% due 11/15/15	79,399
29,000	B-	6.500% due 2/15/16	19,575
		Tenet Healthcare Corp., Senior Unsecured Notes:
76,000	B	6.375% due 12/01/11	68,020
311,000	B	9.875% due 7/01/14	248,023
770,000	A-	UnitedHealth Group Inc., Senior Unsecured Notes, 5.250% due 3/15/11	777,525
		WellPoint Inc., Senior Unsecured Notes:
740,000	A-	5.000% due 1/15/11	740,418
30,000	A-	5.875% due 6/15/17	28,018
150,000	A-	5.950% due 12/15/34	122,102

		Total Health Care Providers & Services	3,662,128

Hotels, Restaurants & Leisure — 0.0%
		Boyd Gaming Corp., Senior Subordinated Notes:
25,000	BB-	6.750% due 4/15/14	13,125
80,000	BB-	7.125% due 2/01/16	41,200
30,000	CCC	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10	3,750

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 25.2% — (continued)
Hotels, Restaurants & Leisure — 0.0% — (continued)

		MGM Mirage, Company Guaranteed Notes:
$35,000	B-	8.500% due 9/15/10	$16,100
30,000	B-	6.750% due 9/01/12	12,750
20,000	B-	6.625% due 7/15/15	7,900
100,000	B-	7.625% due 1/15/17	40,500
		Mohegan Tribal Gaming Authority:
2,000	CCC+	Company Guaranteed Notes, 6.375% due 7/15/09	1,580
10,000	CCC+	Senior Subordinated Notes, 8.000% due 4/01/12	3,250
20,000	B+	River Rock Entertainment Authority, Senior Secured Notes, 9.750% due 11/01/11	10,300
		Station Casinos Inc.:
5,000	C	Senior Subordinated Notes, 6.875% due 3/01/16	175
		Senior Unsecured Notes:
28,000	CC	6.000% due 4/01/12	8,820
95,000	D	7.750% due 8/15/16	28,975

		Total Hotels, Restaurants & Leisure	188,425

Household Durables — 0.0%
20,000	B	American Achievement Corp., Company Guaranteed Notes, 8.250% due 4/01/12 (e)	16,100

Independent Power Producers & Energy Traders — 0.1%
		AES Corp.:
53,000	BB+	Senior Secured Notes, 8.750% due 5/15/13 (e)	51,675
		Senior Unsecured Notes:
130,000	BB-	7.750% due 10/15/15	115,050
690,000	BB-	8.000% due 10/15/17	589,950
		NRG Energy Inc., Company Guaranteed Notes:
115,000	B	7.250% due 2/01/14	108,675
40,000	B	7.375% due 2/01/16	37,000
15,000	B	7.375% due 1/15/17	13,913

		Total Independent Power Producers & Energy Traders	916,263

Industrial Conglomerates — 0.1%
		Tyco International Group SA, Company Guaranteed Notes:
300,000	BBB+	6.375% due 10/15/11	306,411
420,000	BBB+	6.000% due 11/15/13	395,369
236,000	BBB+	6.875% due 1/15/21	195,829

		Total Industrial Conglomerates	897,609

Insurance — 1.9%
		American International Group Inc., Senior Unsecured Notes:
600,000	A-	2.628% due 7/19/13 (a)	383,999
2,100,000	A-	5.850% due 1/16/18 (b)	1,111,450
2,300,000	A-	8.250% due 8/15/18 (b)(e)	1,423,942
245,000	AAA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.750% due 5/15/12	252,316
600,000	BBB	MetLife Capital Trust X, Collateral Trust Notes, 9.250% due 4/08/38 (a)(e)	400,544
		MetLife Inc.:
1,540,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	830,553
1,397,000	A-	Senior Unsecured Notes, 6.817% due 8/15/18	1,309,404
		Metropolitan Life Global Funding I, Senior Secured Notes:
2,900,000	AA-	1.278% due 5/17/10 (a)(b)(e)	2,656,339
1,300,000	AA-	5.125% due 4/10/13 (e)	1,243,026
5,200,000	AAA	New York Life Global Funding, Notes, 4.650% due 5/09/13 (b)(e)	5,110,144
720,000	BBB	Travelers Cos. Inc., Junior Subordinated Notes, 6.250% due 3/15/37 (a)	435,252

		Total Insurance	15,156,969

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 25.2% — (continued)

Media — 1.2%
		Clear Channel Communications Inc., Senior Unsecured Notes:
$10,000	CCC	6.250% due 3/15/11	$1,150
310,000	CCC	5.500% due 9/15/14	27,900
100,000	CCC	4.900% due 5/15/15	9,000
30,000	BBB+	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 8.375% due 3/15/13	32,030
		Comcast Cable Communications LLC, Company Guaranteed Notes:
1,300,000	BBB+	6.750% due 1/30/11	1,347,647
170,000	BBB+	8.875% due 5/01/17	173,184
		Comcast Corp., Company Guaranteed Notes:
280,000	BBB+	6.500% due 1/15/15	275,990
30,000	BBB+	6.500% due 1/15/17	29,193
30,000	BBB+	5.875% due 2/15/18	28,165
80,000	BBB+	7.050% due 3/15/33	74,425
360,000	BBB+	6.500% due 11/15/35	312,758
250,000	BBB+	6.450% due 3/15/37	215,302
		CSC Holdings Inc.:
5,000	BB	Senior Notes, 8.625% due 2/15/19 (e)	4,675
65,000	BB	Senior Unsecured Notes, 7.625% due 4/01/11	64,675
70,000	BB	DirecTV Holdings LLC/DirecTV Financing Co., Company Guaranteed Notes, 8.375% due 3/15/13	71,050
20,000	BB-	DISH DBS Corp., Company Guaranteed Notes, 7.000% due 10/01/13	18,750
		Echostar DBS Corp., Company Guaranteed Notes:
50,000	BB-	6.625% due 10/01/14	45,125
25,000	BB-	7.125% due 2/01/16	22,687
145,000	CC	Idearc Inc., Company Guaranteed Notes, 8.000% due 11/15/16	2,900
50,000	B+	Lamar Media Corp., Company Guaranteed Notes, 6.625% due 8/15/15	31,500
10,000	BB+	Liberty Media LLC, Senior Unsecured Notes, 5.700% due 5/15/13	7,613
125,000	BBB+	News America Holdings Inc., Company Guaranteed Notes, 8.500% due 2/23/25	117,975
		News America Inc., Company Guaranteed Notes:
315,000	BBB+	7.625% due 11/30/28	274,051
35,000	BBB+	6.200% due 12/15/34	26,669
220,000	BBB+	Reed Elsevier Capital Inc., Company Guaranteed Notes, 8.625% due 1/15/19	220,830
20,000	CCC-	RH Donnelley Corp., Senior Unsecured Notes, 8.875% due 10/15/17	1,000
70,000	BBB-	Rogers Cable Inc., Senior Secured Notes, 6.750% due 3/15/15	69,766
5,000	B+	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	3,025
		Time Warner Cable Inc., Company Guaranteed Notes:
740,000	BBB+	5.400% due 7/02/12	712,480
450,000	BBB+	5.850% due 5/01/17	407,589
50,000	BBB+	Time Warner Entertainment Co. LLP, Senior Unsecured Notes, 8.375% due 7/15/33	47,969
		Time Warner Inc., Company Guaranteed Notes:
4,000,000	BBB+	2.405% due 11/13/09 (a)(b)	3,925,324
255,000	BBB+	6.875% due 5/01/12	257,220
125,000	BBB+	7.570% due 2/01/24	115,659
95,000	BBB+	7.700% due 5/01/32	89,998
280,000	BBB+	Turner Broadcasting System Inc., Senior Unsecured Notes, 8.375% due 7/01/13	285,960

		Total Media	9,351,234

Metals & Mining — 0.2%
100,000	A	Corp. Nacional del Cobre de Chile — (CODELCO), Senior Unsecured Notes, 4.750% due 10/15/14 (e)	95,781
190,000	BBB-	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/01/17	164,102
460,000	BBB	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 6.500% due 7/15/18	407,093
		Steel Dynamics Inc., Company Guaranteed Notes:
45,000	BB+	7.375% due 11/01/12	39,150
90,000	BB+	6.750% due 4/01/15	70,425
250,000	BBB-	Teck Cominco Ltd., Senior Unsecured Notes, 6.125% due 10/01/35	120,239

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 25.2% — (continued)
Metals & Mining — 0.2% — (continued)

		Vale Overseas Ltd., Company Guaranteed Notes:
$40,000	BBB+	8.250% due 1/17/34	$39,674
550,000	BBB+	6.875% due 11/21/36	476,630

		Total Metals & Mining	1,413,094

Multiline Retail — 0.0%
20,000	BBB-	JC Penney Corp. Inc., Senior Unsecured Notes, 7.400% due 4/01/37	12,811

Multi-Utilities — 0.1%
		Dominion Resources Inc./VA, Senior Unsecured Notes:
175,000	A-	5.125% due 12/15/09	176,067
70,000	A-	4.750% due 12/15/10	70,455
330,000	A-	5.700% due 9/17/12	335,142
105,000	A-	7.195% due 9/15/14	115,956

		Total Multi-Utilities	697,620

Office Electronics — 0.0%
30,000	BBB	Xerox Corp., Senior Unsecured Notes, 6.750% due 2/01/17	25,537

Oil, Gas & Consumable Fuels — 2.1%
3,000,000	BBB	ABN Amro Bank/Deutschland for Gazprom, Secured Notes, 9.625% due 3/01/13	2,737,500
		Anadarko Petroleum Corp., Senior Unsecured Notes:
1,125,000	BBB-	5.950% due 9/15/16	1,002,869
540,000	BBB-	6.450% due 9/15/36	413,490
540,000	A-	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	543,911
		Atlantic Richfield Co., Senior Unsecured Notes:
40,000	AA	5.900% due 4/15/09	43,170
755,000	AA	9.125% due 3/01/11	836,534
200,000	BBB	Canadian Natural Resources Ltd., Senior Unsecured Notes, 6.500% due 2/15/37	155,450
		Chesapeake Energy Corp., Company Guaranteed Notes:
40,000	BB	6.375% due 6/15/15	32,900
30,000	BB	6.250% due 1/15/18	23,475
65,000	BB	7.250% due 12/15/18	53,137
225,000	A	ConocoPhillips, Company Guaranteed Notes, 6.500% due 2/01/39	218,779
275,000	A	ConocoPhillips Holding Co., Senior Unsecured Notes, 6.950% due 4/15/29	280,216
		Devon Financing Corp. ULC, Company Guaranteed Notes:
760,000	BBB+	6.875% due 9/30/11	800,297
75,000	BBB+	7.875% due 9/30/31	78,409
		El Paso Corp., Senior Unsecured Notes:
227,000	BB-	7.800% due 8/01/31	174,296
325,000	BB-	7.750% due 1/15/32	251,109
9,000	BB	El Paso Natural Gas Co., Senior Unsecured Notes, 8.375% due 6/15/32	8,428
500,000	BBB-	Enterprise Products Operating LLC, Company Guaranteed Notes, 6.300% due 9/15/17	459,280
		Gaz Capital SA:
350,000	BBB	Secured Notes, 6.212% due 11/22/16 (e)	236,250
300,000	BBB	Senior Secured Notes, 6.510% due 3/07/22 (e)	176,640
		Hess Corp., Senior Unsecured Notes:
300,000	BBB-	6.650% due 8/15/11	305,300
50,000	BBB-	7.875% due 10/01/29	47,421
460,000	BBB-	7.300% due 8/15/31	409,018
685,000	BBB-	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	596,128
		Kinder Morgan Energy Partners LP, Senior Unsecured Notes:
190,000	BBB	6.750% due 3/15/11	194,505
50,000	BBB	5.850% due 9/15/12	49,302
230,000	BBB	6.000% due 2/01/17	219,176
1,100,000	BBB+	Marathon Oil Corp., Senior Notes, 7.500% due 2/15/19	1,071,114
55,000	BB	OPTI Canada Inc., Secured Notes, 8.250% due 12/15/14	18,975

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 25.2% — (continued)
Oil, Gas & Consumable Fuels — 2.1% — (continued)

$39,000	BB+	Peabody Energy Corp., Company Guaranteed Notes, 6.875% due 3/15/13	$38,123
29,000	BBB+	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	20,616
1,455,000	B+	Sabine Pass LNG LP, Senior Secured Notes, 7.250% due 11/30/13	1,025,775
90,000	AAA	SeaRiver Maritime Inc., Company Guaranteed Notes, 3.904% due 9/01/12	77,019
65,000	NR	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (e)(h)(k)	3,575
		Southern Natural Gas Co., Senior Unsecured Notes:
40,000	BB	5.900% due 4/01/17 (e)	34,328
58,000	BB	8.000% due 3/01/32	52,260
1,300,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/01/39 (b)	948,223
49,000	BB	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	46,795
110,000	BB	Tennessee Gas Pipeline Co., Senior Unsecured Notes, 7.625% due 4/01/37	95,300
		Williams Cos Inc., Senior Unsecured Notes:
1,070,000	BB+	8.750% due 1/15/20 (e)	1,068,663
340,000	BB+	7.500% due 1/15/31	276,908
		Williams Cos. Inc., Senior Unsecured Notes:
80,000	BB+	7.875% due 9/01/21	74,943
240,000	BB+	7.750% due 6/15/31	199,673
353,000	BB+	8.750% due 3/15/32	330,836
		XTO Energy Inc., Senior Unsecured Notes:
430,000	BBB	7.500% due 4/15/12	443,114
30,000	BBB	6.250% due 4/15/13	30,251
40,000	BBB	5.650% due 4/01/16	37,596
150,000	BBB	6.250% due 8/01/17	145,562
30,000	BBB	5.500% due 6/15/18	27,509
160,000	BBB	6.750% due 8/01/37	143,140

		Total Oil, Gas & Consumable Fuels	16,557,288

Paper & Forest Products — 0.0%
1,000	B+	Georgia-Pacific Corp., Senior Unsecured Notes, 8.125% due 5/15/11	975
385,000	BBB-	Weyerhaeuser Co., Senior Unsecured Notes, 6.750% due 3/15/12	364,717

		Total Paper & Forest Products	365,692

Pharmaceuticals — 0.1%
650,000	AA	Abbott Laboratories, Senior Unsecured Notes, 5.600% due 11/30/17	683,628

Real Estate Investment Trusts (REITs) — 0.9%
625,000	BBB	BRE Properties Inc., Senior Unsecured Notes, 7.450% due 1/15/11	577,349
700,000	BBB	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	433,800
1,100,000	BBB-	Equity One Inc., Company Guaranteed Notes, 3.875% due 4/15/09	1,098,051
		Forest City Enterprises Inc., Senior Unsecured Notes:
10,000	B+	7.625% due 6/01/15	4,450
19,000	B+	6.500% due 2/01/17	7,315
		HCP Inc., Senior Unsecured Notes:
820,000	BBB	5.950% due 9/15/11	696,909
700,000	BBB	6.450% due 6/25/12	576,469
9,000	BBB-	Health Care REIT Inc., Senior Unsecured Notes, 8.000% due 9/12/12	8,069
30,000	BB+	Host Hotels & Resorts LP, Company Guaranteed Notes, 6.750% due 6/01/16	21,750
300,000	BBB-	iStar Financial Inc., Senior Unsecured Notes, 5.800% due 3/15/11 (b)	117,042
1,700,000	BBB-	Nationwide Health Properties Inc., Notes, 7.920% due 3/18/09	1,773,882
330,000	C	Realogy Corp., Company Guaranteed Notes, 12.375% due 4/15/15	41,250
980,000	C	Rouse Co. LP, Senior Unsecured Notes, 3.625% due 3/15/09 (j)	979,263
800,000	BBB	UDR Inc., Senior Unsecured Notes, 5.000% due 1/15/12	617,123

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 25.2% — (continued)
Real Estate Investment Trusts (REITs) — 0.9% — (continued)

		Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes:
$10,000	BBB-	8.750% due 5/01/09	$10,050
30,000	BBB-	6.750% due 6/01/10	29,850
30,000	BBB-	9.000% due 5/01/12	29,775
20,000	BBB-	6.750% due 4/01/17	17,000

		Total Real Estate Investment Trusts (REITs)	7,039,397

Road & Rail — 0.0%
10,000	BB-	Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes, 9.375% due 5/01/12	9,850
20,000	BBB+	Norfolk Southern Corp., Senior Unsecured Notes, 6.750% due 2/15/11	20,942
140,000	BBB	Union Pacific Corp., Senior Unsecured Notes, 5.375% due 5/01/14	137,257

		Total Road & Rail	168,049

Specialty Retail — 0.0%

60,000	B+	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 6.875% due 12/15/13	56,700

Textiles, Apparel & Luxury Goods — 0.0%
30,000	B+	Oxford Industries Inc., Company Guaranteed Notes, 8.875% due 6/01/11	22,350

Tobacco — 0.0%
175,000	A	Philip Morris International Inc., Senior Unsecured Notes, 5.650% due 5/16/18	170,159
85,000	BBB	Reynolds American Inc., Senior Secured Notes, 7.250% due 6/01/12	81,308

		Total Tobacco	251,467

Wireless Telecommunication Services — 0.1%
50,000	A	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	47,127
		Nextel Communications Inc., Company Guaranteed Notes:
700,000	BB	6.875% due 10/31/13	332,664
15,000	BB	5.950% due 3/15/14	7,056
60,000	BB	7.375% due 8/01/15	27,612
10,000	BBB-	Rogers Wireless Inc., Senior Secured Notes, 6.375% due 3/01/14	10,185
225,000	A-	Vodafone Group PLC, Senior Unsecured Notes, 6.150% due 2/27/37	208,382

		Total Wireless Telecommunication Services	633,026

		TOTAL CORPORATE BONDS & NOTES (Cost — $238,534,291)	200,812,855

MUNICIPAL BONDS — 1.5%
California — 0.4%
1,100,000	AA+	California Educational Facilities Authority, 5.000% due 10/1/39 (b)	1,093,136
		State of California, GO:
700,000	A	5.000% due 06/01/2037 (b)	633,052
1,100,000	A	5.000% due 11/01/2037 (b)	994,367
200,000	A	5.000% due 12/01/2037 (b)	180,776

		Total California	2,901,331

Illinois — 0.8%
255,000	AAA	Chicago IL, GO, Series 1287, FSA-Insured, 8.314% due 1/1/14 (a)(b)	206,892
		Chicago Transit Authority:
3,500,000	AA+	Series A, 6.899% due 12/1/40 (b)	3,557,540
2,700,000	AA+	Series B, 6.899% due 12/1/40 (b)	2,744,388
210,000	AA	Illinois State, GO, 5.100% due 6/1/33	181,826

		Total Illinois	6,690,646

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount		Rating‡	Security	Value

MUNICIPAL BONDS — 1.5% — (continued)

New York — 0.0%
$190,000		AAA	New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Series 1289, 8.911% due 12/15/13 (a)(b)	$160,906

Ohio — 0.1%
1,000,000		BBB	Buckeye Ohio Tobacco Settlement, Series A-2, 5.750% due 6/1/34 (b)	594,020

Virginia — 0.2%
1,363,021		AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	1,275,597

			TOTAL MUNICIPAL BONDS (Cost — $12,243,059)	11,622,500

SENIOR LOANS — 0.2%
994,764		NR	CCFCI Term I, 8.696% due 8/26/09	987,304
1,277,250		NR	MGM Studio Term B1, 8.410% due 4/08/12	587,991

			Total	1,575,295

			TOTAL SENIOR LOANS (Cost — $2,278,232)	1,575,295

SOVEREIGN BONDS — 1.6%
Brazil — 0.1%
2,500,000	BRL	BBB-	Federative Republic of Brazil, Senior Unsecured Notes, 12.500% due 1/05/22	1,057,939

Canada — 0.2%
1,500,000	CAD	AA	Province of Ontario Canada, Debentures Notes, 6.500% due 3/08/29 (b)	1,375,743

France — 0.4%
1,800,000	EUR	AAA	Government of France, Bonds, 5.750% due 10/25/32	2,772,735

Germany — 0.4%
1,800,000	EUR	AAA	Bundesrepublik Deutschland, Bonds, 6.250% due 1/04/30	2,943,514

Hong Kong — 0.1%
1,000,000		AA+	Hong Kong Government International Bond, Notes, 5.125% due 8/01/14 (b)(e)	1,057,379

Mexico — 0.2%
			Mexico Government International Bond:
			Senior Unsecured Notes:
70,000		BBB+	5.625% due 1/15/17	67,865
45,000		BBB+	7.500% due 4/08/33	45,225
1,208,000		BBB+	6.750% due 9/27/34	1,127,064
275,000		BBB+	Unsubordinated Notes, 6.375% due 1/16/13	290,812

			Total Mexico	1,530,966

Russia — 0.1%
1,009,400		BBB	Russian Federation, Senior Unsecured Notes, 7.500% due 3/31/30 (a)	900,274

South Korea — 0.1%
1,050,000		A	Export-Import Bank of Korea, Notes, 1.645% due 10/04/11 (a)(b)(e)	1,053,211

			TOTAL SOVEREIGN BONDS (Cost — $13,369,607)	12,691,761

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 11.0%
U.S. GOVERNMENT OBLIGATIONS — 9.7%
			U.S. Treasury Bonds:
2,100,000			8.875% due 8/15/17 (b)	2,957,884
2,125,000			8.125% due 8/15/19	2,956,406

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount	Rating‡	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 9.7% — (continued)

$380,000		8.000% due 11/15/21	$537,938
700,000		7.250% due 8/15/22 (b)	943,688
700,000		7.125% due 2/15/23 (b)	938,547
160,000		6.375% due 8/15/27	209,525
8,490,000		5.500% due 8/15/28 (b)	10,198,621
1,800,000		5.250% due 2/15/29 (b)	2,105,438
220,000		4.750% due 2/15/37 (b)	254,444
2,310,000		4.375% due 2/15/38	2,548,221
7,750,000		4.500% due 5/15/38	8,801,101
3,235,000		3.500% due 2/15/39 (b)	3,107,130
		U.S. Treasury Notes:
50,000		1.750% due 11/15/11	50,609
4,775,000		1.375% due 2/15/12	4,771,624
880,000		1.750% due 1/31/14	870,578
5,007,000		3.750% due 11/15/18	5,307,034
925,000		2.750% due 2/15/19	902,165
		U.S. Treasury Bonds, Inflation Indexed:
2,085,592		2.375% due 1/15/25 (b)	2,011,293
974,464		2.000% due 1/15/26 (b)	889,807
2,825,067		2.375% due 1/15/27	2,730,602
7,104,709		1.750% due 1/15/28	6,241,047
3,916,680		2.500% due 1/15/29 (b)	3,908,110
		U.S. Treasury Notes, Inflation Indexed:
223,058		2.000% due 7/15/14 (b)	222,431
356,667		1.875% due 7/15/15 (b)	348,085
307,168		2.000% due 1/15/16	299,393
333,114		2.500% due 7/15/16	334,883
1,146,706		2.375% due 1/15/17 (b)	1,142,048
1,267,925		2.625% due 7/15/17 (b)	1,295,264
1,762,506		2.125% due 1/15/19 (b)	1,775,725
		U.S. Treasury Strip Principal (STRIPS), Zero coupon bond to yield:
6,300,000		11.059% due 5/15/21 (l)	3,821,001
1,500,000		4.995% due 8/15/21 (l)	898,953
1,000,000		4.912% due 11/15/21 (b)(l)	590,596
3,700,000		4.924% due 11/15/21 (l)	2,186,019
2,000,000		5.395% due 11/15/24 (l)	1,089,154

		TOTAL U.S. GOVERNMENT OBLIGATIONS	77,245,364

U.S. GOVERNMENT AGENCIES — 1.3%
400,000		Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	433,236
		Federal Home Loan Bank (FHLB):
270,000		4.750% due 3/5/12	292,125
535,000		5.625% due 6/13/16	541,625
2,430,000		5.000% due 11/17/17	2,608,576
1,120,000		5.125% due 11/17/17	1,231,719
850,000		6.750% due 3/15/31	1,127,857
470,000		5.625% due 11/23/35	474,008
		Federal National Mortgage Association (FNMA):
670,000		5.250% due 8/1/12	695,782
2,075,000		5.125% due 1/2/14	2,124,669
1,170,000		5.550% due 2/16/17	1,206,731

		TOTAL U.S. GOVERNMENT AGENCIES	10,736,328

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $88,646,811)	87,981,692

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Shares		Security	Value

PREFERRED STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
3,000		General Motors Corp., 6.250%	$7,410

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
100		Home Ownership Funding CP II, 1.000% (a)(e)(h)	9,855
120		Preferred Blocker Inc., 7.000% (e)	20,497

TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
35		McLeodUSA Inc., 2.500% (f)	0

		TOTAL PREFERRED STOCK (Cost — $186,400)	37,762

Contracts

PURCHASED OPTIONS — 1.0%
United Kingdom — 0.8%
47,200,000	GBP	Swaption, 6 Month GBP-LIBOR, Call @ 7.00, expires 3/18/09	6,204,378

United States — 0.2%
2,400,000	EUR	Euro vs. U.S. Dollar, Call @ $2.75, expires 5/21/10	255,115
8,500,000		Eurodollar Futures, Put @ $85.50, expires 5/12/09	0
43,500,000		Eurodollar Futures, Put @ $92.00, expires 5/12/09	1,863
8,400,000		Eurodollar Futures, Call @ $104.00, expires 3/13/09	0
10,300,000		Eurodollar Futures, Call @ $120.00, expires 3/27/09	0
27,100,000		Swaption, 3 Month USD-LIBOR, Call @ $4.25, expires 7/06/09	1,237,320
4,000,000		U.S. Dollar vs. Japanese Yen, Put @ JPY 209.30, expires 3/31/10	262,998

		Total United States	1,757,296

		TOTAL PURCHASED OPTIONS (Cost — $4,215,409)	7,961,674

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,080,518,927)	1,002,433,325

Face
Amount†

SHORT-TERM INVESTMENTS (n) — 5.1%
COMMERCIAL PAPER — 0.1%
$425,000		BNP Paribas Finance Inc., 0.480% due 3/23/09 (l) (Cost — $424,876)	424,876

MONEY MARKET FUND — 0.1%
1,192,822		The AIM STIT — Liquid Assets Portfolio (o) (Cost — $1,192,822)	1,192,822

REPURCHASE AGREEMENTS — 1.3%
800,000		Deutsche Bank AG repurchase agreement dated 02/27/09, 0.250% due 3/2/09, Proceeds at maturity — $800,017; (Fully collateralized by U.S. Treasury Bill 0.580% due 10/22/2009; Market valued — $816,909.) (l)	800,000
9,300,000		JPMorgan Chase & Co. repurchase agreement dated 02/27/09, 0.260% due 3/2/09, Proceeds at maturity — $9,300,202; (Fully collateralized by FHLMC 0.250% due 3/30/2009; Market valued — $9,487,155.) (l)	9,300,000

		TOTAL REPURCHASE AGREEMENTS (Cost — $10,100,000)	10,100,000

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments

Face
Amount†		Security	Value

TIME DEPOSITS — 3.5%
		Bank of America — Toronto:
$25,090,788		0.080% due 3/2/09	$25,090,788
		BBH — Grand Cayman:
240,626	JPY	0.010% due 3/2/09	2,461
57,647	CAD	0.065% due 3/2/09	45,372
13,293	AUD	2.292% due 3/2/09	8,532
		JPMorgan Chase & Co. — London:
1,047,975		0.080% due 3/2/09	1,047,975
486,406	GBP	0.092% due 3/2/09	694,222
751,508	EUR	0.334% due 3/2/09	951,485

		TOTAL TIME DEPOSITS (Cost — $27,844,948)	27,840,835

U.S. GOVERNMENT OBLIGATIONS — 0.1%
1,000,000		U.S. Treasury Bills, 0.016% due 3/5/09-5/28/2009 (l)(p)	999,707

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $999,707)	999,707

		TOTAL SHORT-TERM INVESTMENTS (Cost — $40,562,353)	40,558,240

		TOTAL INVESTMENTS — 130.8% (Cost — $1,121,081,280#)	1,042,991,565
		Liabilities in Excess of Other Assets — (30.8%)	(245,539,954)

		TOTAL NET ASSETS — 100.0%	$797,451,611

†	Face amount denominated in U.S. dollars, unless otherwise noted.
‡	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.
(b)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s, and short sales.
(c)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).
(d)	Rating by Moody’s Investors Service. All ratings are unaudited.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Rating by Fitch Ratings Service. All ratings are unaudited.
(h)	Illiquid Security.
(i)	Interest only security.
(j)	All or a portion of this security is on loan (See Note 1).
(k)	Security is currently in default.
(l)	Rate shown represents yield-to-maturity.
(m)	Payment-kind security for which part of the income earned maybe paid as additional principal.
(n)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.9%.
(o)	Represents investment of collateral received from securities lending transactions.
(p)	All or a portion of this security is held at the broker as collateral for open futures contracts.
*	Non-income producing securities.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments
Abbreviation used in this schedule:

FSA	—	Financial Security Assurance
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
MASTR	—	Mortgage Asset Securitization Transactions Inc.
STRIPS	—	Separate Trading of Registered Interest and Principals

See pages 106 and 107 for definition of ratings.

Summary of Investments by Security Type*

Mortgage-Backed Securities	50.3%
Corporate Bonds & Notes	19.3
Collateralized Mortgage Obligations	13.7
U.S. Government & Agency Obligations	8.4
Sovereign Bonds	1.2
Asset-Backed Securities	1.1
Municipal Bonds	1.1
Purchased Options	0.8
Senior Loans	0.2
Preferred Stock	0.0 **
Short-Term Investments	3.9

100.0%

*	As a percentage of total investments.
**	Position represents less than 0.1%

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Core Fixed Income Investments
Schedule of Options Written

Contracts		Security Name	Expiration Date	Strike Price	Value

United Kingdom
14,500,000	GBP	Swaption, 3 Month GBP-LIBOR, Call	3/18/09	$7.00	$4,555,824

		Total United Kingdom			4,555,824

United States
30		Eurodollar Futures, Call	3/16/09	98.25	35,250
7		Eurodollar Futures, Call	9/14/09	97.63	18,550
9,000,000		Swaption, 3 Month USD-LIBOR, Call	7/6/09	4.90	981,635

		Total United States			1,035,435

		TOTAL WRITTEN OPTIONS (Premiums received — $3,317,666)			$5,591,259

Schedule of Securities Sold Short

Face
Amount	Security	Value

	Federal Home Loan Mortgage Corp. (FHLMC)
$300,000	4.500% due 3/1/39 (a)	$300,375
	Federal National Mortgage Association (FNMA)
6,400,000	4.500% due 3/1/39 (a)	6,414,003
9,600,000	5.000% due 3/1/39 (a)	9,766,502
600,000	5.500% due 3/1/39 (a)	614,719
	Government National Mortgage Association (GNMA)
8,000,000	5.000% due 3/1/39 (a)	8,158,752

	TOTAL OPEN SHORT SALES (Proceeds — $25,304,668)	$25,254,351

(a)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 90.2%
Aerospace & Defense — 0.9%
$25,000	BB+	BE Aerospace Inc., Senior Unsecured Notes, 8.500% due 7/01/18	$20,000
		L-3 Communications Corp., Company Guaranteed Notes:
355,000	BB+	5.875% due 1/15/15	329,262
50,000	BB+	6.375% due 10/15/15	47,500
117,549	B-	Sequa Corp., Company Guaranteed Notes, 13.500% due 12/01/15 (a)(b)	19,396
870,000	CCC	Vought Aircraft Industries Inc., Senior Notes, 8.000% due 7/15/11	482,850

		Total Aerospace & Defense	899,008

Airlines — 0.8%
350,000	B+	Continental Airlines Inc., Pass Thru Certificates, 7.339% due 4/19/14	227,500
665,000	CCC+	DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/01/15 (b)	241,062
		Delta Air Lines Inc., Pass Thru Certificates:
125,000	BBB-	7.570% due 11/18/10	114,375
165,070	B	8.954% due 8/10/14	100,693
136,541	BB+	United Airlines Inc., Pass Thru Certificates, 7.032% due 10/01/10	130,738

		Total Airlines	814,368

Auto Components — 1.1%
		Allison Transmission Inc., Company Guaranteed Notes:
30,000	B-	11.000% due 11/01/15 (b)	14,700
550,000	B-	11.250% due 11/01/15 (a)(b)	214,500
630,000	B-	Exide Technologies, Senior Secured Notes, 10.500% due 3/15/13	374,850
190,000	BBB	Johnson Controls Inc., Senior Unsecured Notes, 5.500% due 1/15/16	140,634
110,000	CCC	Keystone Automotive Operations Inc., Company Guaranteed Notes, 9.750% due 11/01/13 (c)	39,050
330,000	B-	Titan International Inc., Company Guaranteed Notes, 8.000% due 1/15/12	266,475
		Visteon Corp., Senior Unsecured Notes:
326,000	CCC-	8.250% due 8/01/10 (c)	29,340
566,000	CCC-	12.250% due 12/31/16 (b)	33,960

		Total Auto Components	1,113,509

Automobiles — 0.2%
90,000	CCC-	Ford Motor Co., Senior Unsecured Notes, 7.450% due 7/16/31 (c)	17,325
		General Motors Corp., Senior Unsecured Notes:
605,000	C	7.200% due 1/15/11 (c)	99,825
740,000	C	8.375% due 7/15/33 (c)	101,750

		Total Automobiles	218,900

Beverages — 0.8%
		Constellation Brands Inc., Company Guaranteed Notes:
125,000	BB-	8.375% due 12/15/14	126,563
425,000	BB-	7.250% due 5/15/17	403,750
525,000	CCC-	Cott Beverages USA Inc., Company Guaranteed Notes, 8.000% due 12/15/11	286,125

		Total Beverages	816,438

Building Products — 0.4%
495,000	CCC	AMH Holdings Inc., Senior Discount Notes, step bond to yield, 11.250% due 3/01/14 (d)	150,975
245,000	CCC+	Associated Materials Inc., Company Guaranteed Notes, 9.750% due 4/15/12 (c)	203,350
760,000	CCC	NTK Holdings Inc., Senior Discount Notes, 10.750% due 3/01/14	45,600

		Total Building Products	399,925

Chemicals — 0.1%
15,000	D	Arco Chemical Co., Senior Secured Notes, 10.250% due 11/01/10 (e)(f)	2,587
510,000	C	Georgia Gulf Corp., Company Guaranteed Notes, 10.750% due 10/15/16	16,575

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 90.2% — (continued)
Chemicals — 0.1% — (continued)

$65,000	B	Huntsman International LLC, Company Guaranteed Notes, 7.875% due 11/15/14	$31,200
27,000	BB+	Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	16,335

		Total Chemicals	66,697

Commercial Banks — 0.6%
		GMAC LLC:
		Company Guaranteed Notes:
153,000	CCC	7.500% due 12/31/13 (b)	64,414
165,000	CCC	6.750% due 12/01/14 (b)	80,200
638,000	CCC	8.000% due 11/01/31 (b)	286,826
51,000	CC	Subordinated Notes, 8.000% due 12/31/18 (b)	12,232
195,000	A	Wells Fargo Capital XV, Junior Subordinated Notes, 9.750% due 12/29/49 (d)	136,612

		Total Commercial Banks	580,284

Commercial Services & Supplies — 3.9%
460,000	B-	ACE Cash Express Inc., Senior Notes, 10.250% due 10/01/14 (b)	70,150
465,000	B	ARAMARK Corp., Company Guaranteed Notes, 8.500% due 2/01/15	425,475
475,000	B-	Cardtronics Inc., Company Guaranteed Notes, 9.250% due 8/15/13	315,875
450,000	B	Cenveo Corp., Company Guaranteed Notes, 7.875% due 12/01/13	258,750
767,000	B	DI Finance/DynCorp. International, Senior Subordinated Notes, 9.500% due 2/15/13	697,970
520,000	B	First Data Corp., Company Guaranteed Notes, 9.875% due 9/24/15 (c)	288,600
		Interface Inc.:
350,000	B-	Company Guaranteed Notes, 9.500% due 2/01/14	253,750
400,000	BB-	Senior Unsecured Notes, 10.375% due 2/01/10	374,000
440,000	B	K Hovnanian Enterprises Inc., Senior Secured Notes, 11.500% due 5/01/13	345,400
355,000	B+	Mobile Services Group Inc./Mobile Storage Group Inc., Company Guaranteed Notes, 9.750% due 8/01/14	280,450
		RH Donnelley Corp.:
60,000	CCC-	Senior Discount Notes, 6.875% due 1/15/13	2,850
100,000	CCC-	Senior Unsecured Notes, 8.875% due 1/15/16	5,000
50,000	CCC-	RH Donnelley Inc., Company Guaranteed Notes, 11.750% due 5/15/15 (b)	7,250
450,000	B-	RSC Equipment Rental Inc., Company Guaranteed Notes, 9.500% due 12/01/14	243,000
		US Investigations Services Inc., Company Guaranteed Notes:
20,000	CCC+	10.500% due 11/01/15 (b)	16,000
355,000	CCC+	11.750% due 5/01/16 (b)	248,500

		Total Commercial Services & Supplies	3,833,020

Communication Equipment — 0.3%
555,000	CCC+	Broadview Networks Holdings Inc., Senior Secured Notes, 11.375% due 9/01/12	291,375

Computers & Peripherals — 1.0%
335,000	CCC+	Activant Solutions Inc., Company Guaranteed Notes, 9.500% due 5/01/16	195,137
555,000	BB-	Seagate Technology HDD Holdings, Company Guaranteed Notes, 6.800% due 10/01/16	308,025
		Sungard Data Systems Inc., Company Guaranteed Notes:
340,000	B	9.125% due 8/15/13	290,700
330,000	B-	10.250% due 8/15/15	227,700

		Total Computers & Peripherals	1,021,562

Consumer Finance — 1.4%
		Ford Motor Credit Co., Senior Unsecured Notes:
160,000	CCC+	8.625% due 11/01/10	100,122
62,500	CCC+	4.010% due 1/13/12 (d)	30,703
1,775,000	CCC+	12.000% due 5/15/15	1,034,335
405,000	CCC+	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 7.250% due 10/25/11	219,649

		Total Consumer Finance	1,384,809

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 90.2% — (continued)

Containers & Packaging — 1.0%
$250,000	CCC+	Berry Plastics Holding Corp., Senior Secured Notes, 8.875% due 9/15/14	$150,000
535,000	CCC+	Graham Packaging Co. Inc., Company Guaranteed Notes, 8.500% due 10/15/12	417,300
145,000	BB+	Greif Inc., Company Guaranteed Notes, 6.750% due 2/01/17	127,600
150,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (b)	107,250
300,000	CCC	Solo Cup Co., Company Guaranteed Notes, 8.500% due 2/15/14	207,000

		Total Containers & Packaging	1,009,150

Diversified Consumer Services — 1.4%
		Education Management LLC/Education Management Corp., Company Guaranteed Notes:
15,000	CCC+	8.750% due 6/01/14	14,250
395,000	CCC+	10.250% due 6/01/16	371,300
835,000	B	Hertz Corp., Company Guaranteed Notes, 10.500% due 1/01/16	317,300
250,000	B-	Pegasus Solutions Inc., Senior Notes, 10.500% due 4/15/15 (b)(f)	120,000
555,000	B-	Penhall International Corp., Senior Secured Notes, 12.000% due 8/01/14 (b)	263,625
290,000	B-	TeamHealth Inc., Company Guaranteed Notes, 11.250% due 12/01/13 (c)	248,675

		Total Diversified Consumer Services	1,335,150

Diversified Financial Services — 5.0%
880,000	CCC+	AAC Group Holding Corp., Senior Unsecured Notes, step bond to yield, 10.250% due 10/01/12 (b)(d)	603,900
130,000	BBB-	Capmark Financial Group Inc., Company Guaranteed Notes, 6.375% due 5/10/12	29,851
105,000	CCC	CCM Merger Inc., Notes, 8.000% due 8/01/13 (b)(f)	39,375
1,960,000	B3 (g)	CDX North America High Yield, Secured Notes, 8.875% due 6/29/13 (b)	1,560,650
575,000	BBB+	CIT Group Inc., Senior Unsecured Notes, 5.800% due 7/28/11	431,243
110,000	BB	El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11 (b)	104,364
170,000	BB	Fresenius US Finance II Inc., Senior Unsecured Notes, 9.000% due 7/15/15 (b)	178,500
570,000	B	Global Cash Access LLC/Global Cash Finance Corp., Company Guaranteed Notes, 8.750% due 3/15/12	453,150
		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., Company Guaranteed Notes:
165,000	B-	8.500% due 4/01/15	32,175
720,000	B-	8.875% due 4/01/15 (a)	64,800
295,000	BBB+	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 4/29/49 (d)	203,954
290,000	BB+	Leucadia National Corp., Senior Unsecured Notes, 8.125% due 9/15/15	242,150
270,000	B-	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	222,750
220,000	BBB-	SLM Corp., Senior Unsecured Notes, 1.319% due 7/26/10 (d)	181,335
105,000	B	Snoqualmie Entertainment Authority, Senior Secured Notes, 5.384% due 2/01/14 (b)(d)	57,225
130,000	CCC+	Vanguard Health Holdings Co. I LLC, Company Guaranteed Notes, step bond to yield, 11.250% due 10/01/15 (d)	111,800
370,000	CCC+	Vanguard Health Holdings Co. II LLC, Company Guaranteed Notes, 9.000% due 10/01/14	340,400

		Total Diversified Financial Services	4,857,622

Diversified Telecommunication Services — 10.7%
305,000	NR	ADC Telecommunications Inc., Subordinated Notes, 3.500% due 7/15/15	123,525
1,132,000	C	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/01/15 (f)	100,580
118,000	C (h)	CCH II LLC/CCH II Capital Corp., Company Guaranteed Notes, 10.250% due 10/01/13 (c)(f)	94,400
705,000	B-	Cincinnati Bell Inc., Company Guaranteed Notes, 8.375% due 1/15/14	648,600
35,000	BB	Cincinnati Bell Telephone Co., Company Guaranteed Notes, 6.300% due 12/01/28	25,375
		Frontier Communications Corp., Senior Unsecured Notes:
150,000	BB	6.250% due 1/15/13	137,250
520,000	BB	6.625% due 3/15/15	461,500
495,000	B-	GC Impsat Holdings I PLC, Senior Unsecured Notes, 9.875% due 2/15/17 (b)	329,175
475,000	B-	Global Crossing UK Finance PLC, Company Guaranteed Notes, 10.750% due 12/15/14	296,875
140,000	NR	Hawaiian Telcom Communications Inc., Company Guaranteed Notes, 12.500% due 5/01/15 (e)(f)	2,100
165,000	CCC+	Intelsat Bermuda Ltd, Company Guaranteed Notes, 11.250% due 6/15/16	156,338
320,000	BB-	Intelsat Corp., Senior Unsecured Notes, 9.250% due 8/15/14 (b)	300,000
190,000	CCC+	Intelsat Intermediate Holding Co., Ltd., Senior Unsecured Notes, step bond to yield, 9.500% due 2/01/15 (b)(d)	154,850

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 90.2% — (continued)
Diversified Telecommunication Services — 10.7% — (continued)

		Intelsat Jackson Holdings Ltd.:
$165,000	CCC+	Company Guaranteed Notes, 11.500% due 6/15/16 (b)	$157,575
575,000	BB-	Senior Unsecured Notes, 9.500% due 6/15/16 (b)	534,750
		Level 3 Financing Inc., Company Guaranteed Notes:
200,000	CCC+	12.250% due 3/15/13	139,000
730,000	CCC+	9.250% due 11/01/14	463,550
400,000	B+	Nordic Telephone Co. Holdings ApS, Senior Secured Notes, 8.875% due 5/01/16 (b)	366,000
660,000	NR	Powerwave Technologies Inc., Senior Subordinated Notes, 3.875% due 10/01/27	118,800
215,000	NR	Primus Telecommunications GP, Notes, 3.750% due 9/15/10	9,406
225,000	B+	Qwest Capital Funding Inc., Company Guaranteed Notes, 7.000% due 8/03/09	225,562
		Qwest Communications International Inc.:
955,000	B+	Company Guaranteed Notes, 7.500% due 2/15/14	814,138
340,000	B+	Senior Unsecured Notes, 3.500% due 11/15/25	305,575
180,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.625% due 6/15/15	161,550
535,000	NR	SAVVIS Inc., Senior Unsecured Notes, 3.000% due 5/15/12	299,600
		Sprint Capital Corp., Company Guaranteed Notes:
560,000	BB	7.625% due 1/30/11	486,003
395,000	BB	8.375% due 3/15/12	320,150
115,000	BB	6.875% due 11/15/28	63,660
500,000	BB	8.750% due 3/15/32	301,766
1,115,000	BB	Sprint Nextel Corp., Senior Unsecured Notes, 6.000% due 12/01/16	725,751
465,000	B	Syniverse Technologies Inc., Company Guaranteed Notes, 7.750% due 8/15/13	337,125
545,000	CCC+	Time Warner Telecom Holdings Inc., Company Guaranteed Notes, 9.250% due 2/15/14	519,113
340,000	B-	Virgin Media Fianance PLC, Company Guaranteed Notes, 8.750% due 4/15/14	307,275
460,000	BB-	Wind Acquisition Finance SA, Senior Secured Notes, 10.750% due 12/01/15 (b)	463,450
		Windstream Corp., Company Guaranteed Notes:
200,000	BB	8.125% due 8/01/13	194,509
365,000	BB	8.625% due 8/01/16	352,225

		Total Diversified Telecommunication Services	10,497,101

Electric Utilities — 4.0%
545,000	BBB	Aquila Inc., Senior Unsecured Notes, 11.875% due 7/01/12	575,367
		Edison Mission Energy, Senior Unsecured Notes:
260,000	BB-	7.750% due 6/15/16	237,900
140,000	BB-	7.200% due 5/15/19	117,250
260,000	BB-	7.625% due 5/15/27	196,300
109,888	BB	Elwood Energy LLC, Senior Secured Notes, 8.159% due 7/05/26	88,964
3,060,000	B-	Energy Future Holdings Corp., Company Guaranteed Notes, 11.250% due 11/01/17 (a)	1,361,700
75,576	BB-	FPL Energy National Wind, Senior Secured Notes, 6.125% due 3/25/19 (b)(f)	66,985
647,910	BB	Mirant Mid Atlantic Pass Through Trust A, Pass Thru Certificates, 10.060% due 12/30/28	615,514
130,000	BB-	PSEG Energy Holdings LLC, Senior Unsecured Notes, 8.500% due 6/15/11	129,600
		Texas Competitive Electric Holdings Co. LLC, Company Guaranteed Notes:
635,000	CCC	10.250% due 11/01/15	323,850
380,000	CCC	10.500% due 11/01/16 (a)	169,100

		Total Electric Utilities	3,882,530

Electrical Equipment — 0.6%
		General Cable Corp., Company Guaranteed Notes:
505,000	B+	1.000% due 10/15/12	344,031
305,000	B+	3.810% due 4/01/15 (d)	211,975

		Total Electrical Equipment	556,006

Electronic Equipment & Instruments — 0.6%
355,000	BB-	Belden Inc., Company Guaranteed Notes, 7.000% due 3/15/17	280,450

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 90.2% — (continued)
Electronic Equipment & Instruments — 0.6% — (continued)

		Sanmina-SCI Corp., Company Guaranteed Notes:
$305,000	B-	4.746% due 6/15/14 (b)(d)	$146,400
320,000	CCC	8.125% due 3/01/16	113,600

		Total Electronic Equipment & Instruments	540,450

Energy Equipment & Services — 2.6%
130,000	A-	ANR Pipeline Co., Senior Unsecured Notes, 9.625% due 11/01/21	152,094
500,000	BB	Compagnie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.500% due 5/15/15	393,750
145,000	BB-	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	98,781
830,000	B	Dynegy Holdings Inc., Senior Unsecured Notes, 7.750% due 6/01/19	506,300
695,000	B	Dynegy Roseton/Danskammer Pass Through Trust, Pass Thru Certificates, 7.670% due 11/08/16	524,725
335,000	B	Forbes Energy Services Ltd., Senior Secured Notes, 11.000% due 2/15/15	194,300
65,000	BB-	Gulfmark Offshore Inc., Senior Unsecured Notes, 7.750% due 7/15/14	50,050
245,000	BB+	Pride International Inc., Senior Unsecured Notes, 7.375% due 7/15/14	245,000
270,000	B-	Seitel Inc., Company Guaranteed Notes, 9.750% due 2/15/14	112,050
268,000	BBB-	Transcontinental Gas Pipe Line Corp., Senior Unsecured Notes, 8.875% due 7/15/12	279,592

		Total Energy Equipment & Services	2,556,642

Food & Staples Retailing — 0.5%
35,000	BBB-	Delhaize America Inc., Company Guaranteed Notes, 9.000% due 4/15/31	39,168
620,000	B-	Pantry Inc. (The), Company Guaranteed Notes, 7.750% due 2/15/14	471,200

		Total Food & Staples Retailing	510,368

Food Products — 1.0%
430,000	B-	Central European Distribution Corp., Senior Unsecured Notes, 3.000% due 3/15/13	134,912
380,000	BB-	Del Monte Corp., Company Guaranteed Notes, 8.625% due 12/15/12	384,750
		Dole Food Co. Inc., Company Guaranteed Notes:
140,000	B-	8.625% due 5/01/09	137,900
350,000	B-	7.250% due 6/15/10	315,000

		Total Food Products	972,562

Gas Utilities — 0.2%
220,000	B-	Atlas Pipeline Partners LP, Company Guaranteed Notes, 8.750% due 6/15/18	137,500
50,000	BB	Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/01/16 (b)	49,375

		Total Gas Utilities	186,875

Health Care Equipment & Supplies — 2.8%
515,000	B-	Advanced Medical Optics Inc., Senior Subordinated Notes, 3.250% due 8/01/26	515,000
470,000	B	Bausch & Lomb Inc., Senior Unsecured Notes, 9.875% due 11/01/15 (b)	427,700
		Biomet Inc., Company Guaranteed Notes:
295,000	B-	10.000% due 10/15/17	296,475
410,000	B-	10.375% due 10/15/17 (a)	359,775
45,000	B-	11.625% due 10/15/17	41,850
690,000	BB+	Boston Scientific Corp., Senior Unsecured Notes, 6.400% due 6/15/16	657,225
425,000	B+	Hologic Inc., Senior Unsecured Notes, step bond to yield, 2.000% due 12/15/37 (d)	278,375
140,000	B+	Invacare Corp., Company Guaranteed Notes, 9.750% due 2/15/15	132,300

		Total Health Care Equipment & Supplies	2,708,700

Health Care Providers & Services — 8.0%
945,000	B	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.875% due 7/15/15	898,931
465,000	CCC+	CRC Health Corp., Company Guaranteed Notes, 10.750% due 2/01/16	295,275
		DaVita Inc., Company Guaranteed Notes:
635,000	B+	6.625% due 3/15/13	622,300
345,000	B	7.250% due 3/15/15	336,375

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 90.2% — (continued)
Health Care Providers & Services — 8.0% — (continued)

		HCA Inc.:
		Notes:
$120,000	B-	9.000% due 12/15/14	$89,247
60,000	B-	7.690% due 6/15/25	32,207
		Senior Secured Notes:
1,250,000	BB-	9.250% due 11/15/16	1,146,875
1,070,000	BB-	9.625% due 11/15/16 (a)	896,125
40,000	BB-	9.875% due 2/15/17 (b)	38,600
180,000	B-	Senior Unsecured Notes, 6.250% due 2/15/13	141,300
245,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Company Guaranteed Notes, 8.750% due 6/15/14	236,425
500,000	B+	Omnicare Inc., Company Guaranteed Notes, 3.250% due 12/15/35	338,750
340,000	B	Res-Care Inc., Company Guaranteed Notes, 7.750% due 10/15/13	294,950
1,010,000	CCC	Select Medical Corp., Company Guaranteed Notes, 7.625% due 2/01/15	626,200
300,000	CCC+	Sun Healthcare Group Inc., Company Guaranteed Notes, 9.125% due 4/15/15	276,750
		Tenet Healthcare Corp., Senior Unsecured Notes:
200,000	B	6.375% due 12/01/11	179,000
100,000	B	6.500% due 6/01/12	89,500
579,000	B	9.875% due 7/01/14	461,752
385,000	CCC+	United Surgical Partners International Inc., Company Guaranteed Notes, 8.875% due 5/01/17	297,413
		Universal Hospital Services Inc., Senior Secured Notes:
40,000	B+	5.943% due 6/01/15 (d)	28,600
35,000	B+	8.500% due 6/01/15 (a)	30,625
693,000	CCC	US Oncology Holdings Inc., Senior Unsecured Notes, 8.334% due 3/15/12 (a)	419,265

		Total Health Care Providers & Services	7,776,465

Hotels, Restaurants & Leisure — 3.9%
		Boyd Gaming Corp., Senior Subordinated Notes:
640,000	BB-	6.750% due 4/15/14	336,000
30,000	BB-	7.125% due 2/01/16	15,450
140,000	NR	Buffets Inc., Company Guaranteed Notes, 12.500% due 11/01/14 (e)(f)	714
515,000	CC	Caesars Entertainment Inc., Company Guaranteed Notes, 8.125% due 5/15/11 (c)	87,550
80,000	B-	Denny’s Holdings Inc., Company Guaranteed Notes, 10.000% due 10/01/12	69,200
195,000	B-	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 12.000% due 10/15/15 (b)	99,450
65,000	CCC-	EPL Finance Corp., Company Guaranteed Notes, 11.750% due 11/15/13	50,375
65,000	CC	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp, 1st Mortgage Notes, 11.000% due 6/15/15 (b)	4,550
430,000	B-	Gaylord Entertainment Co., Company Guaranteed Notes, 8.000% due 11/15/13	287,025
		Host Hotels & Resorts LP:
65,000	BB+	Company Guaranteed Notes, 6.375% due 3/15/15	47,125
200,000	BB+	Senior Secured Notes, 2.625% due 4/15/27 (b)	148,500
265,000	CCC	Indianapolis Downs LLC & Capital Corp., Senior Secured Notes, 11.000% due 11/01/12 (b)	143,100
530,000	CCC	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10	66,250
190,000	BBB	International Game Technology, Senior Unsecured Notes, 2.600% due 12/15/36	184,775
269,000	CCC+	Isle of Capri Casino Inc., Company Guaranteed Notes, 7.000% due 3/01/14	108,945
525,000	CCC	Mandalay Resort Group, Company Guaranteed Notes, 7.625% due 7/15/13	55,125
		MGM Mirage:
485,000	CCC	Company Guaranteed Notes, 8.375% due 2/01/11	157,625
90,000	B	Senior Secured Notes, 13.000% due 11/15/13 (b)	65,250
310,000	CCC+	Mohegan Tribal Gaming Authority, Company Guaranteed Notes, 6.375% due 7/15/09	244,900
180,000	B+	OED Corp./Diamond Jo LLC, Company Guaranteed Notes, 8.750% due 4/15/12	137,700
190,000	BB-	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/01/15	158,650
315,000	B+	Pinnacle Entertainment Inc., Company Guaranteed Notes, 8.250% due 3/15/12	281,925
415,000	BB	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.000% due 6/15/13	234,475
230,000	C	Sbarro Inc., Company Guaranteed Notes, 10.375% due 2/01/15 (c)	86,250
165,000	BB+	Sheraton Holding Corp., Company Guaranteed Notes, 7.375% due 11/15/15	124,727

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 90.2% — (continued)
Hotels, Restaurants & Leisure — 3.9% — (continued)

		Station Casinos Inc.:
$15,000	C	Senior Subordinated Notes, 6.625% due 3/15/18	$525
		Senior Unsecured Notes:
235,000	CC	6.000% due 4/01/12	74,025
325,000	D	7.750% due 8/15/16	99,125
30,000	B+	Turning Stone Resort Casino Enterprise, Senior Unsecured Notes, 9.125% due 9/15/14 (b)	20,400
320,000	BBB-	Wynn Las Vegas Capital Corp., 1st Mortgage Notes, 6.625% due 12/01/14	227,200
170,000	BBB-	Yum! Brands Inc., Senior Unsecured Notes, 6.250% due 3/15/18	155,038

		Total Hotels, Restaurants & Leisure	3,771,949

Household Durables — 1.1%
20,000	BB-	American Greetings Corp., Company Guaranteed Notes, 7.375% due 6/01/16	10,400
230,000	B+	Elizabeth Arden Inc., Company Guaranteed Notes, 7.750% due 1/15/14	166,750
280,000	B	Jarden Corp., Company Guaranteed Notes, 7.500% due 5/01/17 (c)	219,800
330,000	B+	Libbey Glass Inc., Senior Secured Notes, 9.568% due 6/01/11 (d)	138,600
		Norcraft Cos. LP/Norcraft Finance Corp.:
200,000	B+	Company Guaranteed Notes, 9.000% due 11/01/11	187,500
415,000	B-	Senior Discount Notes, step bond to yield, 9.750% due 9/01/12 (d)	349,637

		Total Household Durables	1,072,687

Independent Power Producers & Energy Traders — 3.0%
		AES Corp.:
277,000	BB+	Senior Secured Notes, 8.750% due 5/15/13 (b)	270,075
		Senior Unsecured Notes:
530,000	BB-	7.750% due 10/15/15	469,050
290,000	BB-	8.000% due 10/15/17	247,950
200,000	B-	Mirant North America LLC, Company Guaranteed Notes, 7.375% due 12/31/13	184,000
1,040,000	B	NRG Energy Inc., Company Guaranteed Notes, 7.375% due 2/01/16	962,000
550,000	BB	Orion Power Holdings Inc., Senior Unsecured Notes, 12.000% due 5/01/10	567,187
250,000	BB	Reliant Energy Inc., Senior Secured Notes, 6.750% due 12/15/14	221,250

		Total Independent Power Producers & Energy Traders	2,921,512

Insurance — 0.4%
550,000	CCC+	HUB International Holdings Inc., Senior Unsecured Notes, 9.000% due 12/15/14 (b)	360,250

Internet & Catalog Retail — 0.5%
290,000	BB	Expedia Inc., Company Guaranteed Notes, 8.500% due 7/01/16 (b)	239,250
260,000	BB	HSN Inc., Company Guaranteed Notes, 11.250% due 8/01/16 (b)	189,800
135,000	BB	Ticketmaster, Company Guaranteed Notes, 10.750% due 7/28/16 (b)	97,875

		Total Internet & Catalog Retail	526,925

Internet Software & Services — 0.3%
405,000	NR	Terremark Worldwide Inc., Senior Unsecured Notes, 6.625% due 6/15/13 (f)	272,210

IT Services — 0.1%
		Ceridian Corp.:
175,000	CCC+	Company Guaranteed Notes, 12.250% due 11/15/15 (a)	62,125
120,000	CCC+	Senior Unsecured Notes, 11.250% due 11/15/15	48,600

		Total IT Services	110,725

Machinery — 0.6%
		Terex Corp.:
375,000	BB	Company Guaranteed Notes, 7.375% due 1/15/14	320,625
65,000	B+	Senior Subordinated Notes, 8.000% due 11/15/17	52,650
270,000	CCC	Thermadyne Holdings Corp., Company Guaranteed Notes, 9.500% due 2/01/14	173,475

		Total Machinery	546,750

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 90.2% — (continued)

Marine — 0.4%
$705,000	B-	Horizon Lines Inc., Senior Unsecured Notes, 4.250% due 8/15/12	$343,687

Media — 4.1%
		Affinion Group Inc., Company Guaranteed Notes:
125,000	B-	10.125% due 10/15/13	97,500
520,000	B-	11.500% due 10/15/15	332,800
629	CC	CanWest MediaWorks Inc., Company Guaranteed Notes, 8.000% due 9/15/12 (f)	94
140,000	C	CCO Holdings LLC/Capital Corp., Senior Unsecured Notes, 8.750% due 11/15/13 (c)	109,900
		Cengage Learning Acquistions Inc.:
430,000	CCC+	Senior Notes, 10.500% due 1/15/15 (b)	202,100
110,000	CCC+	Senior Subordinated Notes, step bond to yield, 13.250% due 7/15/15 (b)(d)	39,600
		Charter Communications Holdings Capital Corp./Charter Communications Holdings Capital, Senior Unsecured Notes:
180,000	C	11.750% due 5/15/11 (f)	2,700
70,000	C	step bond to yield, 12.125% due 1/15/12 (d)(f)	1,750
		Charter Communications Operating LLC/Charter Communications Operating Capital, Secured Notes:
135,000	C	8.375% due 4/30/14 (b)	116,775
770,000	C	10.875% due 9/15/14 (b)(f)	716,100
195,000	CCC-	CMP Susquehanna Corp., Company Guaranteed Notes, 9.875% due 5/15/14	6,825
		CSC Holdings Inc., Senior Unsecured Notes:
180,000	BB	8.125% due 7/15/09	183,150
510,000	BB	7.625% due 4/01/11	507,450
60,000	BB	8.500% due 6/15/15 (b)	57,600
270,000	CCC-	Dex Media West LLC/Dex Media West Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	41,850
180,000	BB	DirecTV Holdings LLC/DirecTV Financing Co., Company Guaranteed Notes, 8.375% due 3/15/13	182,700
240,000	BB-	DISH DBS Corp., Company Guaranteed Notes, 7.000% due 10/01/13	225,000
		Echostar DBS Corp., Company Guaranteed Notes:
170,000	BB-	6.625% due 10/01/14	153,425
130,000	BB-	7.750% due 5/31/15	120,575
535,000	CC	Idearc Inc., Company Guaranteed Notes, 8.000% due 11/15/16	10,700
460,000	CCC+	Marquee Holdings Inc., Senior Discount Notes, step bond to yield, 12.000% due 8/15/14 (d)	310,500
540,000	B-	Mediacom LLC/Mediacom Capital Corp., Senior Unsecured Notes, 9.500% due 1/15/13	472,500
60,000	B+	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	36,300
80,000	B-	Univision Communications Inc., Company Guaranteed Notes, 7.850% due 7/15/11	46,000

		Total Media	3,973,894

Metals & Mining — 2.9%
50,000	BB-	AK Steel Corp., Company Guaranteed Notes, 7.750% due 6/15/12	43,250
410,000	BB	Arch Western Finance LLC, Senior Secured Notes, 6.750% due 7/01/13	385,400
		Century Aluminum Co., Company Guaranteed Notes:
160,000	B	7.500% due 8/15/14	64,800
305,000	B	1.750% due 8/01/24	141,825
250,000	B	Foundation PA Coal Co., Senior Unsecured Notes, 7.250% due 8/01/14	226,875
		Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes:
130,000	BBB-	8.250% due 4/01/15	115,832
840,000	BBB-	8.375% due 4/01/17	725,506
115,000	CCC	International Coal Group Inc., Company Guaranteed Notes, 9.000% due 8/01/12	69,000
340,000	CCC	Metals USA Inc., Senior Secured Notes, 11.125% due 12/01/15	195,500
1,585,000	CCC	Noranda Aluminium Acquisition Corp., Company Guaranteed Notes, 6.595% due 5/15/15 (a)(f)	388,325
665,000	B	Ryerson Inc., Senior Secured Notes, 12.250% due 11/01/15 (b)	395,675
125,000	BB+	United States Steel Corp., Senior Unsecured Notes, 7.000% due 2/01/18	93,821

		Total Metals & Mining	2,845,809

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 90.2% — (continued)

Multiline Retail — 1.2%
$460,000	B-	Carrols Corp., Company Guaranteed Notes, 9.000% due 1/15/13	$391,000
		Dollar General Corp., Company Guaranteed Notes:
310,000	CCC+	10.625% due 7/15/15 (c)	312,325
130,000	CCC+	11.875% due 7/15/17 (a)	126,100
70,000	BBB-	Macys Retail Holdings Inc., Company Guaranteed Notes, 10.625% due 11/01/10	65,612
115,000	CCC	Michaels Stores Inc., Company Guaranteed Notes, 10.000% due 11/01/14	39,819
		Neiman Marcus Group Inc.:
570,000	B	Company Guaranteed Notes, 9.000% due 10/15/15 (a)	228,000
70,000	BB	Senior Secured Notes, 7.125% due 6/01/28	31,850

		Total Multiline Retail	1,194,706

Oil, Gas & Consumable Fuels — 11.3%
85,000	B	Allis-Chalmers Energy Inc., Company Guaranteed Notes, 8.500% due 3/01/17	36,975
735,000	NR	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	518,175
380,000	CCC+	Brigham Exploration Co., Company Guaranteed Notes, 9.625% due 5/01/14	201,400
355,000	NR	Callon Petroleum Co., Company Guaranteed Notes, 9.750% due 12/08/10	186,375
725,000	NR	Carrizo Oil & Gas Inc., Senior Unsecured Notes, 4.375% due 6/01/28	386,062
		Chesapeake Energy Corp., Company Guaranteed Notes:
330,000	BB	9.500% due 2/15/15	308,550
260,000	BB	6.375% due 6/15/15	213,850
40,000	BB	6.500% due 8/15/17	31,700
245,000	BB	6.250% due 1/15/18	191,713
375,000	BB	7.250% due 12/15/18	306,562
655,000	B	Comstock Resources Inc., Company Guaranteed Notes, 6.875% due 3/01/12	530,550
150,000	BBB	Consol Energy Inc., Company Guaranteed Notes, 7.875% due 3/01/12	150,000
75,000	B+	Copano Energy LLC/Copano Energy Finance Corp., Company Guaranteed Notes, 8.125% due 3/01/16 (f)	63,938
135,000	BB	Denbury Resources Inc., Senior Subordinated Notes, 9.750% due 3/01/16	127,575
		El Paso Corp., Senior Unsecured Notes:
300,000	BB-	8.250% due 2/15/16	279,000
500,000	BB-	8.050% due 10/15/30	397,289
350,000	BB-	7.800% due 8/01/31	268,739
		Enterprise Products Operating LP, Company Guaranteed Notes:
230,000	BB	8.375% due 8/01/66 (d)	155,438
60,000	BB	7.034% due 1/15/68 (d)	38,756
410,000	B-	EXCO Resources Inc., Company Guaranteed Notes, 7.250% due 1/15/11	329,538
210,000	BB-	Forest Oil Corp., Senior Notes, 8.500% due 2/15/14 (b)	192,150
220,000	B+	Helix Energy Solutions Group Inc., Senior Unsecured Notes, 9.500% due 1/15/16 (b)	124,300
650,000	B-	International Coal Group Inc., Company Guaranteed Notes, 10.250% due 7/15/14	471,250
345,000	BB	Key Energy Services Inc., Company Guaranteed Notes, 8.375% due 12/01/14	225,975
		Mariner Energy Inc., Company Guaranteed Notes:
90,000	B+	7.500% due 4/15/13	68,400
540,000	B+	8.000% due 5/15/17	361,800
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
275,000	B+	6.875% due 11/01/14	194,563
420,000	B+	8.750% due 4/15/18	300,300
300,000	B	Parallel Petroleum Corp., Senior Unsecured Notes, 10.250% due 8/01/14	181,500
		Peabody Energy Corp., Company Guaranteed Notes:
50,000	BB+	6.875% due 3/15/13	48,875
470,000	BB+	7.375% due 11/01/16	460,600
		PetroHawk Energy Corp.:
		Company Guaranteed Notes:
390,000	B	9.125% due 7/15/13	370,500
60,000	B	7.875% due 6/01/15 (b)	51,900
280,000	B	Senior Notes, 10.500% due 8/01/14 (b)	277,200
485,000	B	Petroleum Development Corp., Senior Unsecured Notes, 12.000% due 2/15/18	309,187
710,000	B-	Petroquest Energy Inc., Company Guaranteed Notes, 10.375% due 5/15/12	500,550

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 90.2% — (continued)
Oil, Gas & Consumable Fuels — 11.3% — (continued)

$300,000	BB	Plains Exploration & Production Co., Company Guaranteed Notes, 7.750% due 6/15/15	$276,000
345,000	B-	Quicksilver Resources Inc., Company Guaranteed Notes, 8.250% due 8/01/15	282,900
		SandRidge Energy Inc., Company Guaranteed Notes:
335,000	B-	8.625% due 4/01/15 (a)	225,287
340,000	B-	8.000% due 6/01/18 (b)	266,900
470,000	NR	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)(e)(f)	25,850
315,000	BB+	Southwestern Energy Co., Senior Notes, 7.500% due 2/01/18 (b)	299,250
140,000	B	Stone Energy Corp., Senior Unsecured Notes, 8.250% due 12/15/11	88,900
50,000	B	Targa Resources Partners LP, Senior Unsecured Notes, 8.250% due 7/01/16 (b)	35,750
160,000	BB+	Tesoro Corp., Company Guaranteed Notes, 6.500% due 6/01/17	124,000
325,000	B	United Refining Co., Company Guaranteed Notes, 10.500% due 8/15/12	195,000
150,000	D	VeraSun Energy Corp., Company Guaranteed Notes, 9.375% due 6/01/17 (e)	4,875
80,000	B	W&T Offshore Inc., Company Guaranteed Notes, 8.250% due 6/15/14 (b)	54,800
440,000	BB-	Whiting Petroleum Corp., Company Guaranteed Notes, 7.000% due 2/01/14	344,300

		Total Oil, Gas & Consumable Fuels	11,085,047

Paper & Forest Products — 0.8%
745,000	CCC+	Appleton Papers Inc., Company Guaranteed Notes, 9.750% due 6/15/14	167,625
185,000	BB-	Domtar Corp., Company Guaranteed Notes, 9.500% due 8/01/16	128,113
325,000	B-	Mercer International Inc., Senior Unsecured Notes, 9.250% due 2/15/13	141,375
		NewPage Corp., Senior Secured Notes:
630,000	B-	7.420% due 5/01/12 (d)	154,350
145,000	B-	10.000% due 5/01/12	44,587
144,798	NR	Newpage Holding Corp., Senior Unsecured Notes, 10.265% due 11/01/13 (a)	35,476
95,000	BB-	Rock-Tenn Co., Company Guaranteed Notes, 9.250% due 3/15/16 (b)	95,000
280,000	CCC+	Verso Paper Holdings LLC/Verson Paper Inc., Company Guaranteed Notes, 11.375% due 8/01/16	60,200

		Total Paper & Forest Products	826,726

Pharmaceuticals — 0.0%
585,000	NR	Leiner Health Products Inc., Company Guaranteed Notes, 11.000% due 6/01/12 (e)(f)	2,925

Real Estate Investment Trusts (REITs) — 0.9%
70,200	C (g)	Ashton Woods USA LLC/Ashton Woods Finance Co., Company Guaranteed Notes, 9.500% due 10/01/15	13,689
1,205,000	CCC	CBG Florida REIT Corp., Unsecured Notes, 7.114% due 5/29/49 (b)(d)(f)	121,932
205,000	B+	Felcor Lodging LP, Company Guaranteed Notes, 9.000% due 6/01/11	111,725
		Forest City Enterprises Inc., Senior Unsecured Notes:
90,000	B+	7.625% due 6/01/15	40,050
270,000	B+	6.500% due 2/01/17	103,950
295,000	BBB	Hospitality Properties Trust, Senior Unsecured Notes, 3.800% due 3/15/27	211,662
		Realogy Corp., Company Guaranteed Notes:
270,000	C	10.500% due 4/15/14	58,050
17,637	C	11.000% due 4/15/14 (a)	2,028
240,000	C	12.375% due 4/15/15	30,000
183,000	BBB-	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 9.000% due 5/01/12	181,628

		Total Real Estate Investment Trusts (REITs)	874,714

Road & Rail — 1.1%
50,000	BB-	American Railcar Industries Inc., Senior Unsecured Notes, 7.500% due 3/01/14	34,750
630,000	BB-	Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes, 9.375% due 5/01/12	620,550
380,000	BB-	Kansas City Southern Railway, Company Guaranteed Notes, 13.000% due 12/15/13	401,850

		Total Road & Rail	1,057,150

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 90.2% — (continued)

Semiconductors & Semiconductor Equipment — 0.3%
$490,000	NR	Conexant Systems Inc., Subordinated Notes, 4.000% due 3/01/26	$149,450
215,000	C	Freescale Semiconductor Inc., Company Guaranteed Notes, 8.875% due 12/15/14	39,775
500,000	C	Spansion Inc., Senior Secured Notes, 4.386% due 6/01/13 (b)(d)	119,375

		Total Semiconductors & Semiconductor Equipment	308,600

Software — 0.2%
240,000	B-	Vangent Inc., Company Guaranteed Notes, 9.625% due 2/15/15	153,000

Specialized Consumer Services — 0.2%
190,000	BB-	Service Corp. International, Senior Unsecured Notes, 7.625% due 10/01/18	175,750

Specialty Retail — 1.6%
265,000	CCC	Blockbuster Inc., Company Guaranteed Notes, 9.000% due 9/01/12 (c)	141,775
320,000	B-	Collective Brands Inc., Company Guaranteed Notes, 8.250% due 8/01/13	272,000
275,000	B-	Eye Care Centers of America, Company Guaranteed Notes, 10.750% due 2/15/15	254,375
265,000	BB+	GameStop Corp., Company Guaranteed Notes, 8.000% due 10/01/12	266,325
65,000	B+	Inergy LP/Inergy Finance Corp., Company Guaranteed Notes, 8.250% due 3/01/16	62,725
295,000	B-	Rite Aid Corp., Senior Secured Notes, 7.500% due 3/01/17	160,775
410,000	B+	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 6.875% due 12/15/13	387,450

		Total Specialty Retail	1,545,425

Textiles, Apparel & Luxury Goods — 0.4%
95,000	B	Iconix Brand Group Inc., Senior Subordinated Notes, 1.875% due 6/30/12	61,631
169,000	B+	Oxford Industries Inc., Company Guaranteed Notes, 8.875% due 6/01/11	125,905
390,000	B-	Perry Ellis International Inc., Company Guaranteed Notes, 8.875% due 9/15/13	243,750

		Total Textiles, Apparel & Luxury Goods	431,286

Tobacco — 0.2%
		Alliance One International Inc., Company Guaranteed Notes:
210,000	B+	8.500% due 5/15/12	182,700
40,000	B+	11.000% due 5/15/12	37,800

		Total Tobacco	220,500

Trading Companies & Distributors — 0.7%
245,000	B	Ashtead Capital Inc., Secured Notes, 9.000% due 8/15/16 (b)	143,325
360,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 8.375% due 7/15/16	228,600
273,000	B	Wesco Distribution Inc., Company Guaranteed Notes, 7.500% due 10/15/17	195,195
205,000	B	WESCO International Inc., Company Guaranteed Notes, 1.750% due 11/15/26	149,138

		Total Trading Companies & Distributors	716,258

Transportation Infrastructure — 0.1%
		Swift Transportation Co. Inc., Senior Secured Notes:
400,000	CCC-	8.984% due 5/15/15 (b)(d)	43,000
115,000	CCC-	12.500% due 5/15/17 (b)	13,513

		Total Transportation Infrastructure	56,513

Wireless Telecommunication Services — 4.0%
160,000	A	ALLTEL Communications Inc., Company Guaranteed Notes, 10.375% due 12/01/17 (a)(b)	187,815
490,000	CCC+	Centennial Communication Corp., Senior Unsecured Notes, 10.000% due 1/01/13 (c)	523,075
505,000	B-	Cricket Communications Inc., Company Guaranteed Notes, 9.375% due 11/01/14	463,337
225,000	B	Crown Castle International Corp., Senior Unsecured Notes, 9.000% due 1/15/15	220,500
325,000	B	GCI Inc., Senior Unsecured Notes, 7.250% due 2/15/14	294,125
160,000	B	iPCS Inc., Senior Secured Notes, 3.295% due 5/01/13 (d)	116,000

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES — 90.2% — (continued)
Wireless Telecommunication Services — 4.0% — (continued)

		MetroPCS Wireless Inc.:
$45,000	B	Company Guaranteed Notes, 9.250% due 11/01/14	$42,750
215,000	B	Senior Notes, 9.250% due 11/01/14 (b)	203,175
645,000	B1 (g)	Millicom International Cellular SA, Senior Unsecured Notes, 10.000% due 12/01/13	628,069
295,000	BB	Nextel Communications Inc., Company Guaranteed Notes, 6.875% due 10/31/13	140,194
730,000	NR	NII Holdings Inc., Senior Unsecured Notes, 3.125% due 6/15/12	489,100
905,000	CCC+	PAETEC Holding Corp., Company Guaranteed Notes, 9.500% due 7/15/15	640,288

		Total Wireless Telecommunication Services	3,948,428

		TOTAL CORPORATE BONDS & NOTES (Cost — $119,954,190)	88,172,942

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
200,061	NR	Blackrock Capital Finance LP, Series 1996-R1, Class B3, 9.587% due 9/26/26 (Cost — $146,050)	48,015

Shares

CONVERTIBLE PREFERRED STOCK — 0.2%
FINANCIALS — 0.2%
Commercial Banks — 0.2%
410		Bank of America Corp., 7.250% (Cost — $403,671)	147,600

PREFERRED STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Media — 0.0%
20,000		Ion Media Networks Inc., Series B, 12.000%	200

FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
4,700		Federal National Mortgage Association (FNMA), 8.250% (d)	3,854
200		Preferred Blocker Inc., 7.000% (b)	34,163

		TOTAL PREFERRED STOCK (Cost — $196,212)	38,217

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $120,700,123)	88,406,774

Face
Amount

SHORT-TERM INVESTMENTS (i) — 10.4%
CORPORATE NOTE — 0.2%
$205,000		Ford Motor Credit Co. LLC, 5.544% due 4/15/09 (Cost — $201,496)	189,881

MONEY MARKET FUND — 2.8%
2,746,389		The AIM STIT — Liquid Assets Portfolio (Cost — $2,746,389)(j)	2,746,389

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

High Yield Investments

Face
Amount	Rating‡	Security	Value

TIME DEPOSITS — 7.4%
$7,294,374		Bank of America — Toronto, 0.080% due 3/2/09 (Cost — $7,294,374)	$7,294,374

		TOTAL SHORT-TERM INVESTMENTS (Cost — $10,242,259)	10,230,644

		TOTAL INVESTMENTS — 100.9% (Cost — $130,942,382#)	98,637,418
		Liabilities in Excess of Other Assets — (0.9%)	(927,529)

		TOTAL NET ASSETS — 100.0%	$97,709,889

‡	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Payment-kind security for which part of the income earned maybe paid as additional principal.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	All or a portion of this security is on loan (See Note 1).
(d)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.
(e)	Security is currently in default.
(f)	Illiquid Security.
(g)	Rating by Moody’s Investors Service. All ratings are unaudited.
(h)	Rating by Fitch Ratings Service. All ratings are unaudited.
(i)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 7.7%.
(j)	Represents investment of collateral received from securities lending transactions.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 106 and 107 for definition of ratings.

Summary of Investments by Security Type*

Corporate Bonds & Notes	89.4%
Convertible Preferred Stock	0.2
Collateralized Mortgage Obligations	0.0	**
Preferred Stock	0.0	**
Short-Term Investments	$10.4

	100.0%

*	As a percentage of total investments.
**	Position represents less than 0.1%

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

SOVEREIGN BONDS — 25.8%
Canada — 2.4%
$800,000	CAD	Government of Canada, 8.000% due 6/01/23 (a)	$937,868
		Province of Ontario Canada:
1,500,000	CAD	6.500% due 3/8/29 (a)	1,375,743
300,000	CAD	6.200% due 6/2/31 (a)	268,124
2,300,000	CAD	4.700% due 6/2/37 (a)	1,751,334
1,500,000	CAD	Province of Quebec Canada, 5.750% due 12/01/36 (a)	1,262,784

		Total Canada	5,595,853

France — 1.3%
		Government of France:
1,200,000	EUR	5.500% due 4/25/29	1,764,762
900,000	EUR	4.750% due 4/25/35	1,235,707

		Total France	3,000,469

Germany — 7.6%
1,500,000	EUR	Bundesobligatioen, 3.500% due 4/12/13	2,004,063
		Bundesrepublik Deutschland:
500,000	EUR	3.750% due 1/4/15	676,382
4,500,000	EUR	6.250% due 1/4/24-1/4/2030	7,295,626
100,000	EUR	5.500% due 1/4/31	151,190
600,000	EUR	4.750% due 7/4/34	845,346
100,000	EUR	4.000% due 1/4/37	129,253
5,000,000	EUR	4.250% due 7/4/39	6,859,381

		Total Germany	17,961,241

Japan — 10.1%
		Japan Government:
1,070,000,000	JPY	1.500% due 12/20/17	11,320,137
250,000,000	JPY	2.300% due 6/20/35	2,704,850
877,000,000	JPY	2.500% due 9/20/35-9/20/2037	9,895,747

		Total Japan	23,920,734

Netherlands — 1.0%
2,000,000	EUR	Netherlands Government, 4.000% due 1/15/37	2,451,154

South Korea — 0.2%
400,000	EUR	The Export-Import Bank of Korea, 5.750% due 5/22/13	435,538

United Kingdom — 3.2%
		United Kingdom Treasury Gilt:
2,530,000	GBP	4.750% due 9/7/15-12/7/2038	3,872,770
2,700,000	GBP	4.250% due 6/7/32-3/7/2036	3,746,550
		Total United Kingdom	7,619,320

		TOTAL SOVEREIGN BONDS (Cost — $61,620,531)	60,984,309

ASSET-BACKED SECURITIES — 4.4%
Automobiles — 0.6%
1,196,014		Ford Credit Auto Owner Trust, Series 2008-C, Class A2B, 1.355% due 1/15/11 (a)(b)	1,179,265
274,313		Silver Arrow SA, Series, Class, 1.341% due 8/15/14 (b)	343,698

		Total Automobiles	1,522,963

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†	Security	Value

ASSET-BACKED SECURITIES — 4.4% — (continued)

Credit Card — 2.0%
$600,000	Arran Master Trust, Series 2005-B, Class A1, 2.046% due 12/15/12 (b)	$546,826
	BA Credit Card Trust:
1,300,000	Series 2006-A9, Class A9, 0.465% due 2/15/13 (a)(b)	1,228,783
1,000,000	Series 2008-A5, Class A5, 1.655% due 12/16/13 (a)(b)	938,593
	Chase Issuance Trust:
600,000	Series 2006-A3, Class A3, 0.451% due 7/15/11 (a)(b)	597,647
200,000	Series 2008-A13, Class A13, 3.496% due 9/15/15 (a)(b)	186,418
1,300,000	Turquoise Card Backed Securities PLC., Series 2007-1, Class A, 0.501% due 6/15/12 (a)(b)	1,213,062

	Total Credit Card	4,711,329

Student Loan — 1.8%
662,447	Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.109% due 4/25/38 (a)(b)	548,071
501,613	Nelnet Student Loan Trust, Series 2008-4, Class A1, 1.689% due 4/27/15 (a)(b)	497,930
	SLM Student Loan Trust:
642,453	Series 2008-4, Class A1, 1.839% due 7/25/13 (a)(b)	637,230
1,300,000	Series 2008-7, Class A2, 1.659% due 10/25/17 (a)(b)	1,207,782
244,627	Series 2003-6, Class A4, 2.196% due 12/17/18 (a)(b)	234,739
	South Carolina Student Loan Corp.:
586,385	Series 2008-1, Class A1, 2.703% due 9/02/14 (a)(b)	580,521
500,000	Series 2008-1, Class A2, 2.753% due 3/01/18 (a)(b)	479,453
	Total Student Loan	4,185,726

	TOTAL ASSET-BACKED SECURITIES (Cost — $10,969,826)	10,420,018

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.2%
158,963	Banc of America Commercial Mortgage Inc., Series 2007-2, Class A1, 5.421% due 4/10/49 (a)	153,766
277,275	Banc of America Mortgage Securities Inc., Series 2004-4, Class 1A9, 5.000% due 5/25/34 (a)	240,084
132,327	Banca Intesa SpA, Series 1, Class A2, 2.115% due 8/28/23 (b)	160,942
	Bear Stearns Adjustable Rate Mortgage Trust:
59,132	Series 2003-5, Class 1A2, 4.725% due 8/25/33 (a)(b)	48,802
69,130	Series 2003-7, Class 6A, 4.646% due 10/25/33 (a)(b)	61,495
200,098	Series 2004-2, Class 22A, 4.511% due 5/25/34 (a)(b)	156,707
45,939	Series 2004-2, Class 23A, 4.630% due 5/25/34 (a)(b)	45,499
501,860	Series 2005-2, Class A1, 2.870% due 3/25/35 (a)(b)	393,206
189,055	Series 2005-2, Class A2, 2.424% due 3/25/35 (a)(b)	147,977
313,633	Series 2005-5, Class A1, 2.470% due 8/25/35 (a)(b)	254,393
345,666	Series 2005-5, Class A2, 4.550% due 8/25/35 (a)(b)	279,585
	Bear Stearns Alt-A Trust:
256,858	Series 2005-9, Class 24A1, 5.542% due 11/25/35 (a)(b)	155,365
391,214	Series 2006-5, Class 2A2, 6.250% due 8/25/36 (a)(b)	162,381
349,014	Series 2006-6, Class 31A1, 5.733% due 11/25/36 (a)(b)	170,385
576,220	Series 2006-6, Class 32A1, 5.725% due 11/25/36 (a)(b)	241,109
48,744	Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 5.493% due 9/25/35 (a)(b)	25,263
321,299	Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 5.656% due 1/26/36 (a)(b)	198,921
900,000	Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 0.665% due 2/05/19 (a)(b)(c)	651,624
	Countrywide Alternative Loan Trust:
47,105	Series 2005-21CB, Class A3, 5.250% due 6/25/35 (a)	26,707
507,309	Series 2006-OA1, Class 2A1, 0.680% due 3/20/46 (a)(b)	201,699
176,703	Series 2007-11T1, Class A12, 0.824% due 5/25/37 (a)(b)	66,111
85,711	Series 2007-16CB, Class 5A1, 6.250% due 8/25/37 (a)	41,088
166,366	Series 2007-7T2, Class A9, 6.000% due 4/25/37 (a)	96,021
	Countrywide Asset-Backed Certificates:
198,895	Series 2006-15, Class A1, 0.584% due 10/25/46 (a)(b)	183,337
96,173	Series 2006-17, Class 2A1, 0.524% due 3/25/47 (a)(b)	93,189
389,325	Series 2007-2, Class 2A1, 0.524% due 8/25/37 (a)(b)	352,360

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.2% — (continued)

	Countrywide Home Loan Mortgage Pass Through Trust:
$21,609	Series 2004-12, Class 11A1, 4.740% due 8/25/34 (a)(b)	$11,517
76,317	Series 2005-11, Class 3A1, 4.934% due 4/25/35 (a)(b)	57,309
339,758	Series 2005-2, Class 1A1, 0.794% due 3/25/35 (a)(b)	145,592
46,148	Series 2005-3, Class 2A1, 0.764% due 4/25/35 (a)(b)	20,261
293,250	Series 2005-9, Class 1A3, 0.704% due 5/25/35 (a)(b)	138,206
191,637	Series 2005-HYB9, Class 3A2A, 5.250% due 2/20/36 (a)(b)	108,639
89,792	Credit Suisse Mortgage Capital Certificates, Series 2007-5R, Class A5, 6.500% due 7/26/36 (a)	60,646
284,156	Crusade Global Trust, Series 2004-2, Class A2, 2.052% due 11/19/37 (b)	310,403
88,123	CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 4.750% due 8/25/33 (a)(b)	71,507
400,000	CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36 (a)(b)	204,533
	Federal Home Loan Mortgage Corp. (FHLMC):
275,171	Series 2391, Class FJ, 0.955% due 4/15/28 (a)(b)	268,083
153,211	Series 2526, Class CA, 5.000% due 6/15/16 (a)	155,084
23,620	Series 2770, Class YW, 4.000% due 6/15/22 (a)	23,604
526,415	Series 3037, Class BC, 4.500% due 2/15/20 (a)	535,289
619,696	Series 3174, Class FM, 0.695% due 5/15/36 (a)(b)	605,566
112,150	Structured Pass Through Securities, Series T-35, Class A, 0.754% due 9/25/31 (a)(b)	104,500
166,345	Structured Pass Through Securities, Series T-62, Class 1A1, 3.253% due 10/25/44 (a)(b)	161,778
31,770	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44 (a)	32,849
	Federal National Mortgage Association (FNMA), REMICS:
21,176	Series 2003-34, Class A1, 6.000% due 4/25/43 (a)	21,871
101,218	Series 2005-120, Class NF, 0.574% due 1/25/21 (a)(b)	99,470
234,557	Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44 (a)	245,013
	First Horizon Asset Securities Inc.:
11,404	Series 2003-AR2, Class 2A1, 4.403% due 7/25/33 (a)(b)	11,179
39,690	Series 2003-AR4, Class 2A1, 4.742% due 12/25/33 (a)(b)	31,919
160,750	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.500% due 9/25/34 (a)	148,147
	Government National Mortgage Association:
654,542	Series 2004-68, Class ZC, 6.000% due 8/20/34 (a)	669,410
3,277,786	Series 2007-2, Class PA, 5.500% due 6/20/35 (a)	3,383,841
39,006	GSR Mortgage Loan Trust, Series 2003-1, Class A2, 4.513% due 3/25/33 (a)(b)	31,612
	Harborview Mortgage Loan Trust:
83,517	Series 2003-1, Class A, 5.035% due 5/19/33 (a)(b)	68,763
73,690	Series 2006-12, Class 2A2A, 0.656% due 1/19/38 (a)(b)	30,805
260,289	Series 2006-SB1, Class A1A, 2.673% due 12/19/36 (a)(b)	81,286
53,492	Indymac Residential Asset Backed Trust, Series 2006-D, Class 2A1, 0.524% due 11/25/36 (a)(b)	52,727
35,355,000	JLOC Ltd., Series 36A, Class A1, 0.896% due 2/16/16 (a)(b)(c)	351,887
180,650	JP Morgan Alternative Loan Trust, Series 2006-A5, Class 2A1, 5.550% due 10/25/36 (a)(b)	140,759
	JP Morgan Mortgage Trust:
57,370	Series 2003-A2, Class 3A1, 4.375% due 11/25/33 (a)(b)	45,619
59,484	Series 2005-A1, Class 6T1, 5.021% due 2/25/35 (a)(b)	44,825
549,746	Series 2005-A8, Class 1A1, 5.399% due 11/25/35 (a)(b)	409,961
	Lehman XS Trust:
65,192	Series 2006-12N, Class A1A1, 0.554% due 8/25/46 (a)(b)	64,556
3,202	Series 2006-GP1, Class A1, 0.564% due 5/25/46 (a)(b)	3,175
600,000	Locat Securitisation Vehicle S.R.L., Series 2006-4, Class A2, 3.536% due 12/12/28 (b)	704,132
44,838	Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 0.754% due 10/25/34 (a)(b)	19,614
4,275	Mastr Adjustable Rate Mortgages Trust, Series 2004-6, Class 4A4, 4.137% due 7/25/34 (a)(b)	4,128
	Merrill Lynch Mortgage Investors Inc.:
27,610	Series 2003-A2, Class 1A1, 5.363% due 2/25/33 (a)(b)	23,493
261,360	Series 2005-2, Class 1A, 3.001% due 10/25/35 (a)(b)	198,734
75,129	Series 2005-A8, Class A3A2, 0.724% due 8/25/36 (a)(b)	33,878
700,000	Series 2008-LAQA, Class A1, 4.678% due 7/09/21 (a)	455,184
503,962	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.734% due 7/25/35 (a)(b)	416,418

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.2% — (continued)

		Puma Finance Ltd.:
$492,714		Series G5, Class A1, 1.321% due 2/21/38 (a)(b)(c)(d)	$445,582
172,680		Series P10, Class BA, 3.570% due 7/12/36 (b)(e)	103,629
599,354		Series P11, Class BA, 3.370% due 8/22/37 (b)	347,191
		Residential Accredit Loans Inc.:
562,191		Series 2006-QO3, Class A1, 0.684% due 4/25/46 (a)(b)	232,933
175,723		Series 2007-QO2, Class A1, 0.624% due 2/25/47 (a)(b)	61,043
		Residential Asset Securitization Trust:
71,785		Series 2005-A15, Class 5A1, 5.750% due 2/25/36 (a)	47,778
141,163		Series 2006-R1, Class A2, 0.874% due 1/25/46 (a)(b)	63,792
		Structured Adjustable Rate Mortgage Loan Trust:
37,349		Series 2004-1, Class 4A1, 4.924% due 2/25/34 (a)(b)	25,388
128,923		Series 2004-19, Class 2A1, 3.033% due 1/25/35 (a)(b)	59,832
169,707		Series 2004-4, Class 3A2, 5.003% due 4/25/34 (a)(b)	111,137
		Structured Asset Mortgage Investments Inc.:
181,073		Series 2005-AR2, Class 2A1, 0.704% due 5/25/45 (a)(b)	81,333
192,472		Series 2005-AR8, Class A1A, 0.754% due 2/25/36 (a)(b)	91,937
667,740		Series 2006-AR3, Class 12A1, 0.694% due 5/25/36 (a)(b)	267,819
121,647		Series 2006-AR5, Class 1A1, 0.684% due 5/25/46 (a)(b)	49,586
200,000		Series 2007-AR4, Class A3, 0.694% due 9/25/47 (a)(b)	24,224
283,976		Series 2007-AR6, Class A1, 3.553% due 8/25/47 (a)(b)	100,969
		Swan Trust:
570,010		Series 2006-1E, Class A1, 1.302% due 5/12/37 (b)	510,933
732,870		Series 2006-1E, Class A2, 3.287% due 5/12/37 (b)	429,656
592,895		Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.594% due 9/25/46 (a)(b)	496,662
888,744		Torrens Trust, Series 2007-1, Class A, 3.630% due 10/19/38 (b)(d)	520,320
		Wachovia Bank Commercial Mortgage Trust:
700,000		Series 2005-C17, Class APB, 5.037% due 3/15/42 (a)	575,198
500,000		Series 2006-C23, Class A5, 5.416% due 1/15/45 (a)(b)	336,077
500,000		Series 2006-C28, Class A4, 5.572% due 10/15/48 (a)	311,984
598,400		Series 2006-WL7A, Class A1, 0.545% due 9/15/21 (a)(b)(c)	427,145
76,916		WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A, 2.763% due 7/25/46 (a)(b)	23,608
		WaMu Mortgage Pass Through Certificates:
23,339		Series 2003-AR5, Class A7, 4.531% due 6/25/33 (a)(b)	18,859
168,135		Series 2005-AR13, Class A1A1, 0.764% due 10/25/45 (a)(b)	81,836
283,321		Series 2006-AR13, Class 2A, 4.655% due 10/25/46 (a)(b)	124,838
		Washington Mutual Inc.:
8,748		Series 2001-7, Class A, 3.269% due 5/25/41 (a)(b)	7,524
54,496		Series 2002-AR9, Class 1A, 3.223% due 8/25/42 (a)(b)	35,653
417,702		Series 2003-AR9, Class 1A5, 4.563% due 9/25/33 (a)(b)	411,007
2,000,000		Series 2003-AR9, Class 1A6, 4.563% due 9/25/33 (a)(b)	1,691,568
389,623		Series 2006-AR3, Class A1A, 2.823% due 2/25/46 (a)(b)	141,679
174,138		Series 2006-AR4, Class 2A1A, 4.257% due 5/25/46 (a)(b)	87,659
		Wells Fargo Mortgage Backed Securities Trust:
560,583		Series 2006-AR2, Class 2A1, 4.950% due 3/25/36 (a)(b)	375,624
150,701		Series 2006-AR8, Class 1A1, 5.068% due 4/25/36 (a)(b)	119,773

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $30,937,873)	24,257,564

CORPORATE BONDS & NOTES — 40.4%
Australia — 2.6%
2,100,000	AUD	Investec Bank Ltd., 5.000% due 2/27/14 (d)	1,324,793
2,500,000		Macquarie Bank Ltd., Government Liquid Guaranteed Notes, 4.100% due 12/17/13 (a)(e)	2,494,542
500,000		National Australia Bank, Subordinated Notes, 1.768% due 6/19/17 (b)	415,255
1,400,000	GBP	Suncorp-Metway Ltd., Government Liquid Guaranteed Notes, 4.000% due 1/16/14	2,015,868

		Total Australia	6,250,458

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

CORPORATE BONDS & NOTES — 40.4% — (continued)

Canada — 1.3%
$1,400,000	CAD	Broadway Credit Card Trust, Asset Backed, 5.234% due 6/17/11	$1,102,458
1,500,000	CAD	Golden Credit Card Trust, Asset Backed, 5.106% due 4/15/11 (a)	1,215,147
200,000	CAD	HSBC Financial Corp., Ltd., Company Guaranteed Notes, 1.304% due 5/03/12 (a)(b)	152,941
600,000		Suncor Energy Inc., Senior Unsecured Notes, 6.100% due 6/01/18 (a)	495,289

		Total Canada	2,965,835

Cayman Islands — 1.0%
500,000	EUR	Hutchison Whampoa Finance Ltd., Company Guaranteed Notes, 5.875% due 7/08/13	605,765
1,000,000		Mizuho Finance, Bank Guaranteed Notes, 8.375% due 1/29/49	975,910
900,000		MUFG Capital Finance 1 Ltd., Bank Guaranteed Notes, 6.346% due 7/29/49 (a)(b)	636,218
200,000	EUR	MUFG Capital Finance 2 Ltd., Bank Guaranteed Notes, 4.850% due 7/29/49 (b)	134,204

		Total Cayman Islands	2,352,097

France — 2.0%
200,000	EUR	BNP Paribas, Subordinated Notes, 7.781% due 6/29/49 (b)	108,885
300,000	EUR	Caisse Nationale des Caisses d’Epargne et de Prevoyance, Junior Subordinated Notes, 6.117% due 10/29/49 (b)	104,453
500,000	EUR	CM-CIC, Covered Bonds, 5.250% due 6/09/10	649,282
300,000	EUR	France Telecom SA, Senior Unsecured Notes, 7.250% due 1/28/13	430,827
2,100,000	EUR	Groupe Caisse d’Epargne, Covered Bonds, 5.250% due 9/17/10	2,734,182
1,800,000	EUR	Societe Generale, Junior Subordinated Notes, 7.756% due 5/22/49 (b)	797,643

		Total France	4,825,272

Germany — 0.6%
1,400,000		Deutsche Bank AG/London, Senior Unsecured Notes, 4.875% due 5/20/13 (a)	1,361,664

Greece — 0.2%
370,000	EUR	Public Power Corp., Unsecured Notes, 4.500% due 3/12/09	468,243

Ireland — 0.8%
900,000	GBP	General Electric Capital UK Funding, Company Guaranteed Notes, 6.000% due 4/11/13	1,318,320
800,000		TransCapitalInvest Ltd. for OJSC AK Transneft, Secured Notes, 8.700% due 8/07/18 (a)(c)	618,899

		Total Ireland	1,937,219

Italy — 0.4%
720,000	EUR	Telecom Italia SpA, Senior Unsecured Notes, 6.250% due 2/01/12	924,668

Japan — 1.0%
200,000	EUR	Bank of Tokyo-Mitsubishi UFJ Ltd., Company Guaranteed Notes, 3.500% due 12/16/15 (b)	219,712
400,000		Resona Bank Ltd., Notes, 5.850% due 9/29/49 (a)(b)(c)	182,215
		Sumitomo Mitsui, :
100,000,000	JPY	1.413% due 12/31/49 (d)	978,973
100,000,000	JPY	1.816% due 12/31/49	1,015,141

		Total Japan	2,396,041

Luxembourg — 0.2%
400,000		Covidien International Finance SA, Company Guaranteed Notes, 6.000% due 10/15/17 (a)	403,500

Netherlands — 2.1%
		Deutsche Telekom International Finance BV, Company Guaranteed Notes:
500,000		6.750% due 8/20/18 (a)	512,329
100,000		8.750% due 6/15/30 (a)	113,985
2,400,000		Rabobank Nederland NV., Notes, 1.646% due 5/19/10 (a)(b)(c)	2,390,798
1,900,000		SovRisc BV, Notes, 5.250% due 4/30/11 (c)(e)	2,027,897

		Total Netherlands	5,045,009

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

CORPORATE BONDS & NOTES — 40.4% — (continued)

New Zealand — 0.4%
$900,000		ANZ National International Ltd./New Zealand, Bank Guaranteed Notes, 6.200% due 7/19/13 (a)(c)	$871,175

Portugal — 0.5%
1,000,000	EUR	Banco Espírito Santo e Comercial de Lisboa, Covered Bonds, 5.500% due 7/21/10	1,298,271

Spain — 1.7%
2,000,000	EUR	Banco Bilbao Vizcaya Argentaria SA, Covered Bonds, 3.750% due 11/23/11	2,562,252
600,000	EUR	Caixa Estalvis Catalunya, Covered Bonds, 5.000% due 5/19/10	769,314
1,400,000		Santander Perpetual SA Unipersonal, Bank Guaranteed Notes, 6.671% due 10/29/49 (a)(b)(c)	800,332

		Total Spain	4,131,898

Sweden — 0.1%
200,000	EUR	Nordea Bank AB, Subordinated Notes, 3.869% due 3/08/16 (b)	211,464

Switzerland — 1.8%
700,000		Credit Suisse Group New York, Senior Unsecured Notes, 5.000% due 5/15/13 (a)	676,437
		UBS AG Stamford Branch, Senior Unsecured Notes:
300,000		2.154% due 5/05/10 (a)(b)	299,330
1,300,000		2.498% due 6/19/10 (a)(b)	1,299,836
900,000		5.875% due 12/20/17 (a)	798,671
1,400,000		5.750% due 4/25/18 (a)	1,226,190

		Total Switzerland	4,300,464

United Kingdom — 2.5%
		Barclays Bank PLC:
200,000		Senior Subordinated Notes, 6.050% due 12/04/17 (a)(c)	165,727
1,400,000		Senior Unsecured Notes, 5.450% due 9/12/12 (a)	1,428,110
200,000	GBP	HBOS Capital Funding LP, Bank Guaranteed Notes, 9.540% due 3/29/49 (b)	114,177
		HBOS PLC:
1,700,000	EUR	Bank Guaranteed Notes, 5.625% due 5/23/13	2,193,457
600,000		Senior Subordinated Notes, 6.750% due 5/21/18 (a)(c)	482,438
200,000		Lloyds Banking Group PLC, Junior Subordinated Notes, 5.920% due 9/29/49 (c)(e)	33,625
300,000	CAD	National Grid PLC, Senior Unsecured Notes, 4.980% due 6/22/11 (e)	232,454
1,000,000		Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/01/14 (a)(c)	926,656
400,000	EUR	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 7.092% due 10/29/49 (b)	81,030
100,000		Tate & Lyle International Finance PLC, Company Guaranteed Notes, 5.000% due 11/15/14 (a)(c)	82,778
100,000		XL Capital Finance Europe PLC, Company Guaranteed Notes, 6.500% due 1/15/12 (a)	71,538

		Total United Kingdom	5,811,990

United States — 21.2%
100,000		Ace INA Holdings Inc., Company Guaranteed Notes, 5.875% due 6/15/14 (a)	97,731
1,000,000		Alcoa Inc., Senior Unsecured Notes, 6.000% due 1/15/12 (a)	847,594
1,800,000		Allstate Life Global Funding II, Senior Unsecured Notes, 1.901% due 5/21/10 (a)(b)	1,741,223
		American Express Bank FSB, Senior Unsecured Notes:
800,000		0.537% due 4/26/10 (a)(b)	746,459
1,300,000		0.609% due 5/29/12 (a)(b)	1,079,057
800,000		0.597% due 6/12/12 (a)(b)	663,152
500,000		American Express Credit Card Corp., Senior Unsecured Notes, 0.505% due 4/06/09 (a)(b)	500,455
1,000,000		American General Finance Corp., Senior Unsecured Notes, 6.900% due 12/15/17 (a)	398,084
		American International Group Inc.:
600,000		Junior Subordinated Debentures Notes, 8.175% due 5/15/58 (a)(b)(c)	95,914
		Junior Subordinated Notes:
1,000,000	EUR	4.875% due 3/15/67 (b)	94,957
600,000	GBP	5.750% due 3/15/67 (b)	64,226
800,000	EUR	8.000% due 5/22/38 (b)	111,417
100,000,000	JPY	Senior Unsecured Notes, 0.943% due 4/03/12 (b)	615,002

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

CORPORATE BONDS & NOTES — 40.4% — (continued)
United States — 21.2% — (continued)

$1,000,000		Amgen Inc., Senior Unsecured Notes, 6.150% due 6/01/18 (a)	$1,041,719
		AT&T Inc., Senior Unsecured Notes:
300,000		6.500% due 9/01/37 (a)	277,775
1,500,000		6.300% due 1/15/38 (a)	1,351,698
300,000		Avnet Inc., Senior Unsecured Notes, 6.625% due 9/15/16 (a)	244,700
		Bank of America Corp.:
900,000		Senior Unsecured Notes, 5.750% due 12/01/17 (a)	760,632
900,000	EUR	Subordinated Notes, 4.750% due 5/23/17 (b)	757,136
1,100,000		Bank of America NA, Senior Unsecured Notes, 2.048% due 6/23/10 (a)(b)	1,076,834
		Bear Stearns Cos., Inc., Senior Unsecured Notes:
700,000		6.950% due 8/10/12 (a)	725,095
2,000,000		6.400% due 10/02/17	1,965,656
5,000,000		7.250% due 2/01/18 (a)	5,193,695
100,000		Capital One Financial Corp., Senior Unsecured Notes, 5.700% due 9/15/11 (a)	93,322
1,000,000		Cleveland Electric Illuminating Co., Senior Unsecured Notes, 5.700% due 4/01/17 (a)	883,065
200,000		CNA Financial Corp., Senior Unsecured Notes, 6.000% due 8/15/11 (a)	182,208
1,100,000		Computer Sciences Corp., Senior Unsecured Notes, 6.500% due 3/15/18 (a)(c)	1,016,190
300,000		Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 5.850% due 4/01/18 (a)	309,180
100,000		Daimler Finance North America LLC, Company Guaranteed Notes, 5.750% due 9/08/11 (a)	94,203
200,000		DR Horton Inc., Company Guaranteed Notes, 4.875% due 1/15/10 (a)	191,000
500,000		Duke Energy Carolinas LLC, 1st Mortgage Notes, 6.050% due 4/15/38 (a)	518,153
400,000		El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11 (a)(c)	379,506
1,000,000		GATX Financial Corp., Senior Unsecured Notes, 5.500% due 2/15/12 (a)	948,406
2,000,000		General Electric Capital Corp., Senior Unsecured Notes, 5.875% due 1/14/38 (a)	1,425,832
200,000		GMAC LLC, Senior Unsecured Notes, 6.750% due 12/01/14 (a)	90,383
		Goldman Sachs Group Inc., Senior Unsecured Notes:
300,000		5.450% due 11/01/12 (a)	289,416
1,000,000	EUR	5.375% due 2/15/13	1,160,474
200,000		1.975% due 3/22/16 (a)(b)	134,153
100,000		HJ Heinz Finance Co., Company Guaranteed Notes, 6.000% due 3/15/12 (a)	103,765
1,000,000		Home Depot Inc., Senior Unsecured Notes, 5.400% due 3/01/16 (a)	893,472
300,000		iStar Financial Inc., Senior Unsecured Notes, 5.150% due 3/01/12 (a)	114,062
600,000		JPMorgan Chase & Co., Senior Unsecured Notes, 6.400% due 5/15/38 (a)	575,870
1,500,000		JPMorgan Chase Bank NA, Subordinated Notes, 6.000% due 10/01/17 (a)	1,421,495
300,000		JPMorgan Chase Capital XX, Company Guaranteed Notes, 6.550% due 9/29/36 (a)	212,727
350,000		Kinder Morgan Energy Partners LP, Senior Unsecured Notes, 5.950% due 2/15/18 (a)	330,173
500,000		Kroger Co. (The), Company Guaranteed Notes, 6.400% due 8/15/17 (a)	507,625
		Lehman Brothers Holdings Inc., Senior Unsecured Notes:
1,300,000		5.375% due 5/25/10 (f)(g)	165,750
600,000		6.898% due 5/02/18 (f)(g)	81,000
500,000		Limited Brands Inc., Senior Unsecured Notes, 6.900% due 7/15/17 (a)	333,358
1,000,000		Macy’s Retail Holdings Inc., Company Guaranteed Notes, 5.900% due 12/01/16 (a)	595,194
1,000,000		Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 5.375% due 7/15/14 (a)	867,072
700,000		Merrill Lynch & Co., Inc, Senior Unsecured Notes, 1.598% due 3/23/10 (a)(b)	658,550
1,000,000		Metropolitan Life Global Funding I, Senior Secured Notes, 1.278% due 5/17/10 (a)(b)(c)	915,979
		Morgan Stanley:
		Senior Unsecured Notes:
800,000		3.338% due 5/14/10 (a)(b)	772,647
800,000		6.000% due 4/28/15 (a)	728,442
1,800,000		Subordinated Notes, 4.750% due 4/01/14 (a)	1,510,943
1,000,000		Nabors Industries Inc., Company Guaranteed Notes, 6.150% due 2/15/18 (a)	777,467
1,000,000		Norfolk Southern Corp., Senior Unsecured Notes, 5.257% due 9/17/14 (a)	999,950
800,000		Popular North America Inc., Company Guaranteed Notes, 1.813% due 4/06/09 (a)(b)	800,000
		Pricoa Global Funding I, Notes:
1,200,000		1.274% due 1/30/12 (a)(b)(c)	885,938
1,600,000		1.596% due 6/26/12 (a)(b)(c)	1,179,013

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

CORPORATE BONDS & NOTES — 40.4% — (continued)
United States — 21.2% — (continued)

$600,000		Principal Life Income Funding Trusts, Senior Secured Notes, 5.300% due 4/24/13 (a)	$572,234
1,000,000		Prologis, Senior Unsecured Notes, 5.625% due 11/15/15 (a)	576,216
200,000		Ryder System Inc., Senior Unsecured Notes, 3.500% due 3/15/09 (a)	199,862
200,000		Sealed Air Corp., Senior Unsecured Notes, 6.950% due 5/15/09 (a)(c)	200,847
500,000		Simon Property Group LP, Senior Unsecured Notes, 5.250% due 12/01/16 (a)	392,977
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18 (a)	686,043
500,000		US BanCorp., Senior Unsecured Notes, 0.509% due 4/28/09 (a)(b)	500,000
500,000		UST Inc., Senior Unsecured Notes, 5.750% due 3/01/18 (a)	428,402
1,000,000		Wachovia Bank NA, Senior Unsecured Notes, 1.538% due 3/23/09 (a)(b)	1,000,000
1,700,000	EUR	WM, Covered Bonds, 3.875% due 9/27/11	2,013,301

		Total United States	50,166,076

		TOTAL CORPORATE BONDS & NOTES (Cost — $110,674,808)	95,721,344

MORTGAGE-BACKED SECURITIES — 15.3%
FHLMC — 2.3%
		Federal Home Loan Mortgage Corp. (FHLMC):
		Gold:
144,895		4.500% due 2/1/10 (a)	147,836
305,345		4.000% due 3/1/10 (a)	308,436
3,659,376		5.000% due 8/1/35-5/1/2038 (a)	3,679,374
1,346,966		5.500% due 4/1/38 (a)	1,372,754

		TOTAL FHLMC	5,508,400

FNMA — 8.0%
		Federal National Mortgage Association (FNMA):
700,000		5.480% due 7/1/18 (a)(b)	714,756
1,000,000		5.700% due 8/1/18 (a)(b)	1,004,942
379,609		4.361% due 11/1/34 (a)(b)	382,961
2,323,447		6.000% due 7/1/36-1/1/2037 (a)	2,404,509
8,048,051		5.500% due 1/1/37-3/1/2048 (a)	8,194,595
4,567,033		5.000% due 8/1/37-3/1/2048 (a)	4,592,116
1,151,426		6.500% due 8/1/37 (a)	1,205,748
371,904		7.000% due 10/1/48 (a)	390,528

		TOTAL FNMA	18,890,155

GNMA — 5.0%
		Government National Mortgage Association (GNMA):
10,000,000		6.000% due 3/1/39 (h)	10,335,940
		Government National Mortgage Association II (GNMA):
1,318,462		6.000% due 9/20/38 (a)	1,364,145

		TOTAL GNMA	11,700,085

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $35,224,611)	36,098,640

MUNICIPAL BONDS — 0.6%
United States — 0.6%
200,000		Buckeye Ohio Tobacco Settlement, Series A-2, 5.875% due 6/1/47	113,060
450,000		Chicago Transit Authority, Revenue Bonds, Series A, 6.300% due 12/1/21 (a)	461,336
100,000		Puerto Rico Sales Tax Financing Corp., Series A, AMBAC-Insured, 0.255% due 8/1/54 (a)(g)	3,993

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

MUNICIPAL BONDS — 0.6% — (continued)
United States — 0.6% — (continued)

$900,000		State of California, GO, 5.000% due 11/1/37 (a)	$813,573
100,000		Tobacco Settlement Financing Corp./NJ, Series 1A, 5.000% due 6/1/41 (a)	53,046

		Total United States	1,445,008

		TOTAL MUNICIPAL BONDS (Cost — $1,629,993)	1,445,008

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.6%
U.S. GOVERNMENT OBLIGATIONS — 1.6%
1,600,000		U.S. Treasury Bonds, 3.500% due 2/15/39 (a)	1,536,757
		U.S. Treasury Inflation Indexed Notes:
892,232		2.000% due 7/15/14 (a)	889,723
756,567		1.875% due 7/15/15 (a)(i)	738,362
710,038		2.625% due 7/15/17 (a)	725,348

		TOTAL U.S. GOVERNMENT OBLIGATIONS	3,890,190

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $3,831,903)	3,890,190

Contracts

PURCHASED OPTIONS — 2.3%
United States — 2.3%
2,300,000		Swaption, 3 Month LIBOR, Call @ $3.45, expires 8/03/09	67,241
5,200,000		Swaption, 3 Month LIBOR, Call @ $3.45, expires 8/03/09	152,024
47,800,000		Swaption, 3 Month LIBOR, Call @ $3.50, expires 8/03/09	1,442,372
17,900,000		Swaption, 3 Month LIBOR, Call @ $3.85, expires 8/03/09	659,217
10,000,000	EUR	Swaption, 6 Month EUR-LIBOR, Call @ 4.00, expires 9/14/09	407,435
20,700,000		Swaption, 3 Month LIBOR, Call @ $4.25, expires 7/06/09	945,112
8,600,000		Swaption, 3-Month USD-LIBOR, Call @ $5.00, expires 8/28/09	497,649
17,600,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 8/28/09	1,018,445
3,700,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 8/28/09	214,105

		Total United States	5,403,600

		TOTAL PURCHASED OPTIONS (Cost — $1,359,391)	5,403,600

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $256,248,936)	238,220,673

Face
Amount

SHORT-TERM INVESTMENTS — 10.4%
REPURCHASE AGREEMENTS — 7.4%
$17,600,000		Barclays Bank PLC repurchase agreement dated 02/27/09, 0.290% due 3/2/09, Proceeds at maturity — $17,600,425; (Fully collateralized by FNMA 1.184% due 8/05/2010; Market Value — $17,952,954) (g) (Cost — $17,600,000)	17,600,000

TIME DEPOSITS — 2.7%
		Bank of America — London:
305,687	SEK	0.207% due 3/2/09	33,871
		Bank of America — Toronto:
2,636,412		0.080% due 3/2/09	2,636,412
		BBH — Grand Cayman:
23,558,742	JPY	0.010% due 3/2/09	240,924
1,552,351	CAD	0.065% due 3/2/09	1,221,795
286,575	AUD	2.292% due 3/2/09	183,938
30,123	NZD	2.450% due 3/2/09	15,141

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments

Face
Amount†		Security	Value

TIME DEPOSITS — 2.7% — (continued)

		JPMorgan Chase & Co. — London:
$279,001	GBP	0.092% due 3/2/09	$398,204
1,127,063	EUR	0.334% due 3/2/09	1,426,974
945,106	DKK	1.789% due 3/2/09	160,639

		TOTAL TIME DEPOSITS (Cost — $6,374,444)	6,317,898

U.S. GOVERNMENT AGENCIES — 0.3%
600,000		Federal Home Loan Banks (FHLB), 0.945% due 10/23/09 (a)	600,851

		TOTAL U.S. GOVERNMENT AGENCIES (Cost — $600,370)	600,851

		TOTAL SHORT-TERM INVESTMENTS (Cost — $24,574,814)	24,518,749

		TOTAL INVESTMENTS — 111.0% (Cost — $280,823,750#)	262,739,422
		Liabilities in Excess of Other Assets — (11.0)%	(26,030,493)

		TOTAL NET ASSETS — 100.0%	$236,708,929

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Illiquid Security.
(f)	Security is currently in default.
(g)	Rate shown represents yield-to-maturity.
(h)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).
(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same. Abbreviation used in this schedule: LIBOR — London Interbank Offered Rate

Summary of Investments by Security Type*

Corporate Bonds & Notes	36.4%
Sovereign Bonds	23.2
Mortgage-Backed Securities	13.7
Collateralized Mortgage Obligations	9.2
Asset-Backed Securities	4.0
Purchased Options	2.1
U.S. Government & Agency Obligations	1.5
Municipal Bonds	0.6
Short-Term Investments	9.3

100.0%

*	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Fixed Income Investments
Schedule of Options Written

Contracts		Security Name	Expiration Date	Strike Price	Value

United Kingdom
105	GBP	90 Day Sterling Futures, Put	6/17/09	$93.00	$1,873
53	GBP	90 Day Sterling Futures, Put	12/16/09	92.00	946

		Total United Kingdom			2,819

United States
84	EUR	Eurodollar Futures, Put	3/16/09	95.25	2,659
12,700,000		Swaption, 3-Month USD-LIBOR, Call	4/27/09	1.80	4,120
12,700,000		Swaption, 3-Month USD-LIBOR, Put	4/27/09	3.50	106,997
4,500,000		Swaption, 3-Month USD-LIBOR, Put	5/22/09	2.75	67,924
5,800,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	6/10/09	5.29	222,996
7,300,000	EUR	Swaption, 6-Month EUR-LIBOR, Call	6/15/09	3.10	127,878
1,900,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	6/15/09	4.00	5,847
32,700,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	6/15/09	4.30	1,094,310
6,900,000		Swaption, 3 Month LIBOR, Call	7/6/09	4.90	752,587
71,100,000		Swaption, 3-Month USD-LIBOR, Put	7/27/09	2.00	352,265
1,000,000		Swaption, 3-Month USD-LIBOR, Put	8/3/09	4.15	3,495
6,700,000		Swaption, 3 Month LIBOR, Call	8/3/09	4.40	164,905
6,000,000		Swaption, 3 Month LIBOR, Call	8/3/09	4.55	525,534
19,800,000		Swaption, 3-Month USD-LIBOR, Call	8/28/09	5.32	1,329,182
28		U.S. Treasury Notes 10-Year Future, Put	3/27/09	118.00	21,875
16		U.S. Treasury Notes 10-Year Future, Call	3/27/09	122.50	9,750

		Total United States			4,792,324

		TOTAL WRITTEN OPTIONS (Premiums received — $2,046,531)			$4,795,143

Schedule of Securities Sold Short

Face
Amount	Security	Value

	Federal National Mortgage Association (FNMA)
$40,000,000	6.000% due 3/1/39 (a)	$41,318,760
6,200,000	6.500% due 3/1/39 (a)	6,483,842

	TOTAL OPEN SHORT SALES (Proceeds — $47,482,969)	$47,802,602

(a)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 94.1%
Alaska — 2.2%
$1,750,000	AA-	North Slope Boro Alaska, GO, Series A, MBIA-Insured, 5.000% due 6/30/16	$1,897,000

Arizona — 1.2%
1,000,000	Aaa (a)	Arizona Student Loan Acquisition Authority Student Loan Revenue, Refunding, Senior Series A-1, GTDSTD-Insured, AMT, 5.650% due 5/1/14 (b)	1,011,950

California — 4.7%
1,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 1/1/28 (c)	1,115,810
1,000,000	A	California State, Refunding, GO, 5.000% due 2/1/33	917,350
1,000,000	AA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, MBIA-Insured, 5.250% due 7/1/19	1,084,300
1,000,000	A3 (a)	Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical Center, Series A, 5.000% due 7/1/27	820,200

		Total California	3,937,660

Colorado — 4.4%
1,000,000	AA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A, 5.500% due 9/1/22	1,170,060
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,547,556

		Total Colorado	3,717,616

District of Colombia — 1.3%
1,075,000	AAA	Metropolitan Washington D.C., Airports Authority System, Refunding, Series D, FSA-Insured, AMT, 5.375% due 10/1/18 (b)	1,096,812
Florida — 8.2%
1,000,000	AA-	Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, MBIA-Insured, 5.375% due 8/1/18	1,055,380
1,000,000	AA-	Jacksonville, FL, GO, Better Jacksonville Projects, 5.000% due 10/1/21	1,061,700
		Miami-Dade County, FL:
1,315,000	AA	Transit Sales Surtax Revenue, XLCA-Insured, 5.000% due 7/1/16	1,408,917
1,000,000	A+	Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,014,590
1,075,000	AA-	Port St. Lucie, FL, Florida Stormwater Utility Revenue, MBIA-Insured, 5.000% due 5/1/23	1,063,111
		Tampa, Florida Utility Tax & Special Revenue:
1,055,000	AA-	Series A, AMBAC-Insured, 5.250% due 10/1/19	1,117,055
195,000	AA-	Series A, Prerefunded 10/1/12 @ 101, AMBAC-Insured, 5.250% due 10/1/12 (c)	221,547

		Total Florida	6,942,300

Georgia — 2.6%
2,000,000	AAA	Augusta, GA, Water & Sewer Revenue, FSA-Insured, 5.000% due 10/1/21	2,162,700

Hawaii — 0.7%
535,000	AA	Maui County, HI, GO, Series A, 5.500% due 3/1/15	566,961

Illinois — 9.1%
		Chicago, IL:
1,000,000	AA-	Board of Education, GO, School Reform Board, Series A, FGIC & MBIA-Insured, 5.250% due 12/1/20	1,059,320
1,000,000	AAA	Housing Authority Capital Program Revenue, Refunding, FSA-Insured, 5.000% due 7/1/14	1,119,120
		Illinois Finance Authority Revenue:
2,000,000	A	OBG Bradley University, XLCA-Insured, 5.000% due 8/01/34	1,706,520
1,095,000	A3 (a)	DePaul University, Series A, 5.375%, due 10/1/19	1,192,203
1,800,000	A-	Quincy, IL, OBG Blessing Hospital, 5.000% due 11/15/29	1,415,574
1,000,000	AA-	University of Illinois, University Revenue, Auxiliary Facilities System, Series B, FGIC & MBIA-Insured, 5.500% due 4/1/19	1,178,780

		Total Illinois	7,671,517

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 94.1% — (continued)

Indiana — 1.2%
$1,000,000	AAA	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, Escrowed to Maturity, 5.750% due 9/1/15 (d)	$996,040

Iowa — 1.2%
1,000,000	AA-	Des Moines, IA, Public Parking Systems Revenue, Series A, FGIC & MBIA-Insured, 5.750% due 6/1/13	1,041,950

Kansas — 1.4%
1,065,000	AA+	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,152,223

Massachusetts — 2.4%
1,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Series A, 5.250% due 7/1/34	1,034,150
1,000,000	A2 (a)	Massachusetts Health & Educational Facilities Authority Revenue, Northeastern University, Series R, 5.000% due 10/1/28	967,230

		Total Massachusetts	2,001,380

Michigan — 1.9%
1,750,000	AAA	Kalamazoo Michigan Hospital Finance Authority, Hospital Facilities Revenue, Bronson Hospital A RMK 4/30/08, FSA-Insured, 5.000% due 5/15/26	1,607,690

Minnesota — 1.0%
858,299	AAA	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	866,178

Nevada — 3.8%
1,500,000	AA+	Clark County, NV, GO, Refunding Flood Control, FGIC & MBIA-Insured, 4.750% due 11/1/24	1,431,255
2,000,000	A+	Truckee Meadows, Nevada, Water Authority, Water Revenue, XLCA-Insured, 4.875% due 7/1/34	1,781,720

		Total Nevada	3,212,975

New Jersey — 9.8%
1,000,000	Aa3 (a)	Egg Harbor Township School District, GO, FSA-Insured, 5.500% due 7/15/22	1,159,690
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Atlanticare Regional Medical Center, 5.000% due 7/1/27	1,302,165
		New Jersey State:
1,340,000	Aa2 (a)	Manalapan-Englishtown Regional Board Of Education, GO, FGIC & MBIA-Insured, 5.750% due 12/1/22	1,578,172
1,000,000	A	Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,087,840
3,000,000	AAA	Turnpike Authority, Refunding, Series A, FSA-Insured, 5.250% due 1/1/27	3,178,800

		Total New Jersey	8,306,667

New Mexico — 1.4%
1,150,000	AA+	New Mexico Finance Authority Revenue, Senior Lien-Public Project Revolving Fund, Series E, MBIA-Insured, 5.000% due 6/1/29	1,156,083

New York — 5.5%
		New York City, NY:
1,450,000	AAA	Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series E, 5.000% due 6/15/38	1,419,333
1,000,000	AA	Series D, 5.000% due 11/1/27	968,110
		New York State:
1,100,000	AAA	Urban Development Corp., Refunding, Correctional Capital Facilities, Series A, FSA-Insured, 5.250% due 1/01/14	1,184,007
1,000,000	AA-	Dormitory Authority Revenue, Series B, Mandatory Put 5/15/12 @ 100, 5.250%, due 11/15/23 (e)	1,049,670

		Total New York	4,621,120

North Carolina — 1.2%
1,000,000	AA+	Johnston County, NC, GO, FGIC & MBIA-Insured, 5.000% due 6/1/21	1,042,550

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS — 94.1% — (continued)

Ohio — 2.8%
$2,140,000	AA	University of Ohio, University Revenue, Series A, 5.250% due 12/1/14	$2,352,909

Oregon — 2.9%
1,000,000	AAA	Oregon State Department of Administrative Services, COP, Series A, FSA-Insured, 5.000% due 5/1/24	1,036,920
1,330,000	Aa3 (a)	Washington & Clackamas Counties School District No 23, GO, MBIA-Insured, 5.000% due 6/15/22	1,458,717

		Total Oregon	2,495,637

Tennessee — 0.9%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	743,550

Texas — 8.0%
1,150,000	Aaa (a)	Judson, Texas, Independent School District, PSF-GTD-Insured, 5.000% due 2/1/20	1,263,229
2,000,000	AA	RoundRock, Texas, Independent School District, GO, 5.000% due 8/1/33	1,966,680
		Texas State:
440,000	AAA	Department Of Housing & Community Affairs Residential Mortgage Revenue, Series A, GNMA/FNMA-Insured, AMT, 6.200% due 7/01/19 (b)	439,010
1,000,000	AAA	Transportation Commission, 5.000%, due 4/1/27	1,025,330
1,000,000	AA-	University of North Texas, University Revenue, Financing System, FGIC & MBIA-Insured, 5.000% due 4/15/18	1,038,160
1,000,000	AAA	Waxahachie, Texas, GO, Series A, FSA-Insured, 5.000% due 8/1/25	1,031,110

		Total Texas	6,763,519

Virginia — 2.1%
1,550,000	AA+	Virginia Commonwealth Transportation Board, Transportation District Revenue, Series A, 5.000% due 5/15/13	1,740,929

Washington — 8.6%
1,500,000	AAA	Central Puget Sound Regional Transportation Authority, Sales & Use Tax Revenue, Series A,
		AMBAC-Insured, 5.000% due 11/1/24	1,551,270
2,000,000	AA+	King County, Washington School District No 210 Federal Way, 5.000% due 12/1/23	2,096,520
2,000,000	AA+	State of Washington, GO, Series A, 5.000% due 7/1/22	2,152,680
1,500,000	AA-	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,504,455

		Total Washington	7,304,925

Wisconsin — 3.6%
1,200,000	BBB	Franklin, WI, Solid Waste Disposal Revenue, Waste Management Wisconsin Inc., Series A, AMT,
		4.950% due 11/1/16 (b)	1,060,116
1,000,000	A1 (a)	Sun Prairie, WI, Area School District, FGIC & MBIA-Insured, 5.625% due 4/1/16	1,030,870
1,340,000	BBB	Wisconsin State, HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	940,090

		Total Wisconsin	3,031,076

		TOTAL MUNICIPAL BONDS (Cost — $81,317,283)	79,441,917

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $81,317,283)	79,441,917

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Municipal Bond Investments

Face
Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 4.6%
TIME DEPOSITS — 4.6%
$3,854,575		Bank of America — Toronto, 0.080% due 3/2/09	$3,854,575

		TOTAL TIME DEPOSITS (Cost — $3,854,575)	3,854,575

		TOTAL SHORT-TERM INVESTMENTS (Cost — $3,854,575)	3,854,575

		TOTAL INVESTMENTS — 98.7% (Cost — $85,171,858#)	83,296,492
		Other Assets in Excess of Liabilities — 1.3%	1,084,925

		TOTAL NET ASSETS — 100.0%	$84,381,417

‡	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.
(a)	Rating by Moody’s Investors Service. All ratings are unaudited.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(c)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2009.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

AMBAC	—	Ambac Assurance Corporation
AMT	—	Alternative Minimum Tax
COP	—	Certificate of Participation
FGIC	—	Financial Guarantee Insurance Company
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTDSTD	—	Guaranteed Student Loans
HEFA	—	Health & Education Facility Authority
MBIA	—	Municipal Bond Investors Assurance
XLCA	—	XL Capital Assurance Inc.

See pages 106 and 107 for definition of ratings.

Summary of Investments by Industry*

Education	23.3%
General Obligation	21.1
Transportation	13.3
Health Care Providers & Services	11.4
Utilities	9.7
Public Facilities	3.9
Development	3.7
Water and Sewer	3.6
Housing	2.8
Airport	1.3
Pollution	1.3
Short-Term Investments	4.6

100.0%

*	As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Money Market Investments

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.9%
CERTIFICATES OF DEPOSIT — 13.5%
$4,000,000	Lloyds Bank PLC, 1.120% due 4/28/09	$4,000,000
5,000,000	Royal Bank of Scotland PLC, 1.400% due 4/3/09	5,000,000
5,000,000	Svenska Handelsbanken AB, 0.850% due 4/8/09	5,000,525
4,000,000	Union Bank of California, 0.950% due 5/4/09	4,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost — $18,000,525)	18,000,525

COMMERCIAL PAPER — 67.2%
3,000,000	American Honda Finance, 0.601% due 4/6/09 (a)	2,998,200
3,500,000	Amsterdam Funding Corp., 0.590% due 3/5/09 (a)	3,499,771
1,500,000	ASB Finance Ltd., 2.110% due 3/6/09 (a)	1,499,563
3,000,000	Atlantis One Funding, 0.500% due 4/3/09 (a)	2,998,625
4,000,000	Banco Bilbao Vizcaya Argentina SA, 0.811% due 5/5/09 (a)	3,994,150
5,000,000	Bank of America Corp., 0.571% due 6/23/09 (a)	4,990,975
3,000,000	BNP Paribas Finance Inc., 0.611% due 4/9/09 (a)	2,998,018
6,000,000	Bryant Park Funding LLC, 0.300% due 3/2/09 (a)	5,999,950
3,000,000	Calyon North America Inc., 0.480% due 3/18/09 (a)	2,999,320
2,000,000	Danske Corp., 1.791% due 2/18/10 (a)	2,000,000
3,000,000	Enterprise Funding LLC, 0.621% due 5/1/09 (a)	2,996,848
3,000,000	Gemini Security Corp. LLC, 0.781% due 4/7/09 (a)	2,997,595
7,000,000	General Electric Capital Corp., 0.551% due 4/10/09 (a)	6,995,723
2,400,000	Governor & Co., 1.021% due 3/16/09 (a)	2,398,980
4,000,000	ING (US) Funding LLC, 1.012% due 3/6/09 (a)	3,999,439
1,624,000	Market Street Funding LLC, 0.350% due 3/2/09 (a)	1,623,984
2,000,000	Old Line Funding Corp., 0.430% due 4/1/09 (a)	1,999,259
3,000,000	Praxair Inc., 0.681% due 4/3/09 (a)	2,998,130
3,000,000	Salisbury Receivables Co., 0.320% due 3/2/09 (a)	2,999,973
4,000,000	San Paolo IMI U.S. Financial Co., 0.641% due 4/6/09 (a)	3,997,440
3,000,000	Sheffield Receivables Corp., 0.370% due 4/6/09 (a)	2,998,890
1,000,000	Societe Generale, 0.601% due 3/26/09 (a)	999,583
3,000,000	Societe Generale North America, 0.972% due 4/14/09 (a)	2,996,443
3,000,000	Surrey Funding Corp., 0.410% due 3/9/09 (a)	2,999,727
3,500,000	Thames Asset Global Securitization No. 1 Inc., 0.370% due 3/9/09 (a)	3,499,712
2,984,000	Tulip Funding Corp., 0.650% due 3/12/09 (a)	2,983,407
2,915,000	Walt Disney Co., 0.300% due 3/10/09 (a)	2,914,781
3,000,000	Yorktown Capital LLC, 0.400% due 3/2/09 (a)	2,999,967

	TOTAL COMMERCIAL PAPER (Cost — $89,378,453)	89,378,453

U.S. GOVERNMENT AGENCIES — 15.4%
2,000,000	Federal Home Loan Bank (FHLB), 1.020% due 2/12/10	1,999,142
	Federal Home Loan Bank (FHLB), Discount Notes:
260,000	0.120% due 3/2/09 (a)	259,999
1,700,000	0.551% due 3/4/09 (a)	1,699,922
1,000,000	0.270% due 3/13/09 (a)	999,910
2,500,000	1.104% due 3/16/09 (a)	2,498,854
2,000,000	3.149% due 4/14/09 (a)	1,992,422
4,000,000	1.816% due 5/14/09 (a)	3,985,200
5,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 1.125% due 3/30/09 (a)	4,995,489
	Federal National Mortgage Association (FNMA), Discount Notes:
1,000,000	2.840% due 4/29/09 (a)	995,411
1,000,000	0.401% due 7/15/09 (a)	998,489

	TOTAL U.S. GOVERNMENT AGENCY (Cost — $20,424,838)	20,424,838

See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

Money Market Investments

Face
Amount	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 3.8%
$5,000,000	U.S. Treasury Bill, 2.515% due 6/4/09 (a) (Cost — $4,967,608)	$4,967,608

	TOTAL SHORT-TERM INVESTMENTS (Cost — $132,771,424)	132,771,424

	TOTAL INVESTMENTS — 99.9% (Cost — $132,771,424#)	132,771,424
	Cash and Other Assets in Excess of Liabilities — 0.1%	203,359

	TOTAL NET ASSETS — 100.0%	$132,974,783

(a)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Ratings
(unaudited)

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A
— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB
— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C
— Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	— Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa
— Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
— Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A
— Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa
— Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
— Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
— Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	— Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	— Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C	— Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A
— Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB
— Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C
— Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	— Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Ratings
(unaudited) (continued)

Short-Term Security Ratings

SP-1
— Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1
— Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1
— Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Statements of Assets and Liabilities
February 28, 2009 (unaudited)

	Large	Large	Small
	Capitalization	Capitalization	Capitalization
	Growth	Value Equity	Growth
	Investments	Investments	Investments

ASSETS:
Investments, at cost	$1,630,438,401	$1,610,799,438	$350,571,720
Foreign currency, at cost	—	—	—

Investments, at value*	$1,303,391,118	$1,137,738,945	$253,442,265
Foreign currency, at value	—	—	—
Cash	—	—	—
Receivable for securities sold	48,855,135	10,880,496	3,572,682
Dividends and interest receivable	1,743,247	5,907,515	2,956
Receivable for Fund shares sold	1,922,036	2,080,042	321,607
Receivable for open forward currency contracts (Notes 1 and 3)	—	—	—
Receivable from broker — variation margin on open futures contracts (Notes 1 and 3)	—	—	—
Unrealized appreciation on swaps (Notes 1 and 3)	—	—	—
Swap premiums paid (Notes 1 and 3)	—	—	—
Deposits with counterparty	—	—	—
Prepaid expenses	43,095	53,216	21,581

Total Assets	1,355,954,631	1,156,660,214	257,361,091

LIABILITIES:
Payable for securities on loan	$97,323,511	$88,055,457	$34,276,298
Payable for Fund shares repurchased	5,871,413	3,154,815	1,020,286
Payable for securities purchased	25,939,424	16,931,144	324,272
Investment management fee payable	615,725	532,718	151,253
Transfer agent fees payable	69,817	63,766	74,499
Custody fee payable	119,680	104,177	23,474
Trustees’ fees payable	16,075	22,725	7,504
Interest payable for short sales (Note 1)	—	—	—
Due to custodian	11,243,414	5,709,674	1,567,922
Swap premiums received (Notes 1 and 3)	—	—	—
Investments sold short, at value (proceeds received $25,304,668 and $47,482,969, respectively) (Note 1)	—	—	—
Options written, at value (premiums received $3,317,666 and $2,046,531, respectively) (Notes 1 and 3)	—	—	—
Unrealized depreciation on swaps (Notes 1 and 3)	—	—	—
Payable for open forward currency contracts (Notes 1 and 3)	—	—	—
Payable to broker — variation margin on open futures contracts (Notes 1 and 3)	—	—	—
Deposits from counterparty	—	—	—
Distributions payable	—	—	—
Accrued expenses	79,119	59,782	49,515
Other liabilities	—	—	—

Total Liabilities	141,278,178	114,634,258	37,495,023

Total Net Assets	$1,214,676,453	$1,042,025,956	$219,866,068

NET ASSETS:
Par value (Note 4)	$146,215	$200,065	$23,939
Paid-in capital in excess of par value	1,939,114,615	2,054,980,105	615,937,051
Accumulated net investment loss	—	—	(774,953)
Undistributed (Overdistributed) net investment income	2,656,234	7,210,100	—
Accumulated net realized gain (loss) on investments, futures contracts, options written, swap contracts and foreign currency transactions	(400,193,328)	(547,303,821)	(298,190,514)
Net unrealized appreciation (depreciation) on investments, futures contracts, options written, short sales, swap contracts and foreign currencies	(327,047,283)	(473,060,493)	(97,129,455)

Total Net Assets	$1,214,676,453	$1,042,025,956	$219,866,068

Shares Outstanding	146,214,729	200,065,273	23,939,256

Net Asset Value	$8.31	$5.21	$9.18

*	Includes securities on loan for the following funds: Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, and High Yield Investments with a market value of $95,301,203, $86,013,363, $33,530,285, $16,746,699, $15,133,555, $10,861,329, $1,168,258, and $2,690,237, respectively.
**	Value represents amortized cost.

Small		Emerging
Capitalization	International	Markets	Core Fixed		International	Municipal	Money
Value Equity	Equity	Equity	Income	High Yield	Fixed Income	Bond	Market
Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments

$333,334,921	$1,046,776,969	$537,173,747	$1,121,081,280	$130,942,382	$280,823,750	$85,171,858	$132,771,424
—	824,661	659,130	—	—	—	—	—

$211,235,151	$655,453,647	$393,570,417	$1,042,991,565	$98,637,418	$262,739,422	$83,296,492	$132,771,424	**
—	824,648	650,433	—	—	—	—	—
—	—	—	—	—	—	686	—
1,661,312	5,791,721	1,856,392	137,591,539	647,762	92,065,013	—	—
445,629	1,750,520	1,424,468	7,099,439	2,809,262	2,822,190	1,065,759	24,523
320,361	1,053,080	582,731	3,768,107	579,199	854,791	146,253	944,452
—	1,141,904	—	838,299	—	5,851,435	—	—
—	—	8,422,178	553,259	—	—	—	—
—	—	—	20,393,712	—	7,517,228	—	—
—	—	—	—	—	781,404	—	—
—	—	—	6,715,000	—	2,353,500	—	—
17,937	37,203	25,022	29,142	7,318	17,173	9,099	11,010

213,680,390	666,052,723	406,531,641	1,219,980,062	102,680,959	375,002,156	84,518,289	133,751,409

$17,125,534	$16,005,518	$11,513,853	$1,192,822	$2,746,389	$—	$—	$—
723,813	2,159,629	1,156,459	3,450,302	312,982	565,121	40,573	665,503
1,351,400	4,744,880	2,851,482	345,987,069	1,653,295	66,514,403	—	—
132,442	364,825	248,734	244,138	41,780	91,285	25,613	13,156
41,756	90,531	20,067	32,979	7,638	5,773	1,406	604
14,682	161,341	103,053	57,964	10,860	23,631	7,027	10,497
9,078	11,651	6,607	6,390	3,264	4,934	2,899	4,895
—	—	—	120,670	—	201	—	—
3,188,403	8,778,532	3,619,814	449,081	114,128	2,705,729	—	24,535
—	—	—	6,477,265	—	—	—	—

—	—	—	25,254,351	—	47,802,602	—	—

—	—	—	5,591,259	—	4,795,143	—	—
—	—	—	20,945,309	—	6,672,730	—	—
—	586,876	—	1,837,513	—	2,374,413	—	—
—	—	—	—	—	360,603	—	—
—	—	—	9,430,000	—	6,330,000	—	—
—	—	—	110,550	34,664	—	21,182	1,637
53,501	60,520	45,062	73,789	46,070	46,659	38,172	55,799
—	—	—	1,267,000	—	—	—	—

22,640,609	32,964,303	19,565,131	422,528,451	4,971,070	138,293,227	136,872	776,626

$191,039,781	$633,088,420	$386,966,510	$797,451,611	$97,709,889	$236,708,929	$84,381,417	$132,974,783

$35,166	$107,895	$51,143	$104,367	$32,892	$32,281	$9,583	$132,962
354,984,833	1,311,298,291	701,386,971	865,065,518	235,772,756	261,893,835	88,660,505	132,823,234
—	—	—	—	—	(10,813,464)	—	—
2,612,549	2,967,720	1,892,367	4,772,332	1,302,073	—	143,602	42

(44,492,997)	(290,496,752)	(172,218,303)	4,230,155	(107,092,868)	(1,184,950)	(2,556,907)	18,545

(122,099,770)	(390,788,734)	(144,145,668)	(76,720,761)	(32,304,964)	(13,218,773)	(1,875,366)	—

$191,039,781	$633,088,420	$386,966,510	$797,451,611	$97,709,889	$236,708,929	$84,381,417	$132,974,783

35,166,059	107,895,237	51,143,269	104,366,511	32,892,223	32,280,544	9,582,524	132,961,983

$5.43	$5.87	$7.57	$7.64	$2.97	$7.33	$8.81	$1.00

Statements of Operations
For the Six Months Ended February 28, 2009 (unaudited)

	Large	Large	Small
	Capitalization	Capitalization	Capitalization
	Growth	Value Equity	Growth
	Investments	Investments	Investments

INVESTMENT INCOME:
Dividends	$7,551,651	$28,849,208	$546,051
Interest	215,285	309,027	33,285
Income from securities lending	217,022	209,652	281,633
Miscellaneous income	56	168	—
Less: Foreign taxes withheld	(82,613)	(270,767)	(10,178)

Total Investment Income	7,901,401	29,097,288	850,791

EXPENSES:
Investment management fee (Note 2)	$4,512,715	$4,212,081	$1,186,133
Transfer agent fees (Note 2)	295,311	286,993	262,169
Custody fees	314,310	264,800	78,841
Trustees’ fees	41,053	46,401	52,811
Shareholder reports	16,831	21,953	18,228
Insurance	11,312	12,972	3,507
Audit and tax	20,418	20,589	19,184
Legal fees	5,278	7,291	5,872
Registration fees	9,144	11,085	9,224
Miscellaneous expenses	22,074	46,399	3,480
Interest expense	—	—	—

Total Investment Expenses	5,248,446	4,930,564	1,639,449
Less: Fee waivers and/or expense reimbursement (Notes 2 and 6)	(1,188)	(143,622)	(13,705)

Net Expenses	5,247,258	4,786,942	1,625,744

Net Investment Income (Loss)	$2,654,143	$24,310,346	$(774,953)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SHORT SALES, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	$(379,316,104)	$(512,309,405)	$(48,324,602)
Futures contracts	—	—	—
Options written	—	—	—
Swap contracts	—	—	—
Foreign currency transactions	—	—	—

Net Realized Gain (Loss)	(379,316,104)	(512,309,405)	(48,324,602)

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(561,132,564)	(413,298,521)	(173,151,285)
Futures contracts	—	—	—
Options written	—	—	—
Short sales	—	—	—
Swap contracts	—	—	—
Foreign currencies	—	—	—

Change in Net Unrealized Appreciation/Depreciation	(561,132,564)	(413,298,521)	(173,151,285)

Net Gain (Loss) on Investments, Futures Contracts, Options Written, Short Sales, Swap Contracts and Foreign Currency Transactions	(940,448,668)	(925,607,926)	(221,475,887)

Total Net Assets Increase (Decrease) in Net Assets From Operations	$(937,794,525)	$(901,297,580)	$(222,250,840)

Small		Emerging
Capitalization	International	Markets	Core Fixed		International	Municipal	Money
Value Equity	Equity	Equity	Income	High Yield	Fixed Income	Bond	Market
Investments	Investments	Investments	Investments	Investments	Investments	Investments	Investments

$3,908,533	$8,045,027	$4,961,262	$3,547	$19,292	$—	$—	$—
51,020	153,545	118,364	20,274,369	5,924,433	6,309,739	1,931,457	1,024,742
152,635	149,026	80,111	2,026	14,971	—	—	—
89	52,691	15,175	—	—	—	—	—
(10,251)	(566,047)	(462,063)	—	—	—	—	—

4,102,026	7,834,242	4,712,849	20,279,942	5,958,696	6,309,739	1,931,457	1,024,742

$1,097,181	$2,971,167	$2,089,440	$1,662,960	$356,516	$617,623	$171,549	$115,108
214,270	289,917	165,641	172,560	56,233	116,383	6,144	129,432
78,508	465,867	247,861	222,055	24,898	111,596	18,653	39,437
55,775	51,832	47,584	31,953	16,757	33,269	927	50,685
20,428	23,338	21,210	8,774	4,887	13,887	708	12,784
2,912	8,783	4,167	5,724	872	1,536	699	1,206
19,476	21,527	19,766	22,040	18,328	20,424	17,483	17,803
5,694	6,749	9,596	7,090	4,317	5,443	5,122	4,614
8,753	9,310	8,759	9,833	7,960	9,593	7,788	8,023
4,733	19,239	14,612	14,452	1,583	5,303	2,419	36,846
—	—	—	55,290	—	9,347	—	—

1,507,730	3,867,729	2,628,636	2,212,731	492,351	944,404	231,492	415,938
(11,250)	(65,891)	(327,142)	(16,519)	(78,189)	—	—	(14,945)

1,496,480	3,801,838	2,301,494	2,196,212	414,162	944,404	231,492	400,993

$2,605,546	$4,032,404	$2,411,355	$18,083,730	$5,544,534	$5,365,335	$1,699,965	$623,749

$(43,917,883)	$(282,900,014)	$(157,875,428)	$13,070,840	$(13,300,382)	$(3,181,201)	$(1,224,578)	$29,470
—	—	(6,964,085)	4,602,605	—	10,459,519	—	—
—	—	—	(3,486,764)	—	(625,835)	—	—
—	—	—	571,053	—	(8,146,801)	—	—
—	5,781,502	(621,055)	2,383,126	—	12,769,185	—	—

(43,917,883)	(277,118,512)	(165,460,568)	17,140,860	(13,300,382)	11,274,867	(1,224,578)	29,470

(141,692,353)	(286,384,549)	(184,268,591)	(45,930,033)	(22,636,827)	(16,011,289)	(733,028)	—
—	—	(438,382)	4,499,071	—	1,155,163	—	—
—	—	—	(3,254,811)	—	(2,708,647)	—	—
—	—	—	877,465	—	392,726	—	—
—	—	—	(1,675,950)	—	2,685,828	—	—
—	(510,694)	87,878	(1,117,389)	—	2,288,117	—	—

(141,692,353)	(286,895,243)	(184,619,095)	(46,601,647)	(22,636,827)	(12,198,102)	(733,028)	—

(185,610,236)	(564,013,755)	(350,079,663)	(29,460,787)	(35,937,209)	(923,235)	(1,957,606)	29,470

$(183,004,690)	$(559,981,351)	$(347,668,308)	$(11,377,057)	$(30,392,675)	$4,442,100	$(257,641)	$653,219

Statements of Changes in Net Assets
For the Six Months Ended February 28, 2009 (unaudited)
and the Year Ended August 31, 2008

	Large Capitalization		Large Capitalization
	Growth Investments		Value Equity Investments
	2009	2008	2009	2008

OPERATIONS:
Net investment income (loss)	$2,654,143	$4,378,666	$24,310,346	$39,205,730
Net realized gain	(379,316,104)	45,016,906	(512,309,405)	353,885
Change in net unrealized appreciation/depreciation	(561,132,564)	(137,816,349)	(413,298,521)	(325,607,049)

Increase (Decrease) in Net Assets From Operations	(937,794,525)	(88,420,777)	(901,297,580)	(286,047,434)

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(4,377,108)	(3,954,342)	(43,375,754)	(33,369,050)
Net realized gains	(25,056,643)	(37,186,357)	—	(153,425,668)

Decrease in Net Assets From Distributions to Shareholders	(29,433,751)	(41,140,699)	(43,375,754)	(186,794,718)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	254,152,231	624,747,203	261,004,192	827,723,497
Reinvestment of distributions	28,971,181	40,536,841	42,579,606	183,915,867
Cost of shares repurchased	(315,614,623)	(784,980,605)	(288,983,915)	(382,417,950)

Increase (Decrease) in Net Assets From Fund Share Transactions	(32,491,211)	(119,696,561)	14,599,883	629,221,414

Increase (Decrease) in Net Assets	(999,719,487)	(249,258,037)	(930,073,451)	156,379,262
NET ASSETS:
Beginning of period	2,214,395,940	2,463,653,977	1,972,099,407	1,815,720,145

End of period*†	$1,214,676,453	$2,214,395,940	$1,042,025,956	$1,972,099,407

* Includes undistributed net investment income of:	$2,656,234	$4,379,199	$7,210,100	$26,365,825

† Includes accumulated net investment loss of:	—	—	—	—

Small Capitalization		Small Capitalization		International Equity		Emerging Markets
Growth Investments		Value Equity Investments		Investments		Equity Investments
2009	2008	2009	2008	2009	2008	2009	2008

$(774,953)	$(2,055,181)	$2,605,546	$3,582,164	$4,032,404	$35,077,374	$2,411,355	$8,175,879
(48,324,602)	7,215,601	(43,917,883)	16,597,191	(277,118,512)	147,051,380	(165,460,568)	35,772,796
(173,151,285)	(17,375,488)	(141,692,353)	(34,625,311)	(286,895,243)	(450,256,808)	(184,619,095)	(145,514,590)

(222,250,840)	(12,215,068)	(183,004,690)	(14,445,956)	(559,981,351)	(268,128,054)	(347,668,308)	(101,565,915)

—	—	(2,581,325)	(2,472,132)	(31,256,469)	(21,938,813)	(3,916,782)	(9,976,097)
—	—	(13,756,305)	(49,103,056)	(47,712,750)	(121,694,248)	(14,413,586)	(42,087,055)

—	—	(16,337,630)	(51,575,188)	(78,969,219)	(143,633,061)	(18,330,368)	(52,063,152)

65,853,767	190,230,478	84,917,981	144,221,647	125,414,449	569,781,646	200,690,145	375,833,080
—	—	16,095,851	50,798,336	77,728,755	141,693,426	18,154,243	51,536,231
(82,138,112)	(121,149,980)	(89,817,506)	(102,254,631)	(338,375,336)	(547,146,828)	(100,284,552)	(169,652,643)

(16,284,345)	69,080,498	11,196,326	92,765,352	(135,232,132)	164,328,244	118,559,836	257,716,668

(238,535,185)	56,865,430	(188,145,994)	26,744,208	(774,182,702)	(247,432,871)	(247,438,840)	104,087,601

458,401,253	401,535,823	379,185,775	352,441,567	1,407,271,122	1,654,703,993	634,405,350	530,317,749

$219,866,068	$458,401,253	$191,039,781	$379,185,775	$633,088,420	$1,407,271,122	$386,966,510	$634,405,350

—	—	$2,612,549	$2,588,328	$2,967,720	$30,191,785	$1,892,367	$3,397,794

$(774,953)	—	—	—	—	—	—	—

Statements of Changes in Net Assets
For the Six Months Ended February 28, 2009 (unaudited)
and the Year Ended August 31, 2008 (continued)

	Core Fixed Income
	Investments
	2009	2008

OPERATIONS:
Net investment income (loss)	$18,083,730	$45,074,908
Net realized gain	17,140,860	35,744,591
Change in net unrealized appreciation/depreciation	(46,601,647)	(30,314,627)

Increase (Decrease) in Net Assets From Operations	(11,377,057)	50,504,872

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(20,871,583)	(49,103,135)
Net realized gains	(15,023,168)	—

Decrease in Net Assets From Distributions to Shareholders	(35,894,751)	(49,103,135)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	194,840,289	539,306,993
Reinvestment of distributions	34,898,644	47,540,632
Cost of shares repurchased	(337,552,652)	(496,801,671)

Increase (Decrease) in Net Assets From Fund Share Transactions	(107,813,719)	90,045,954

Increase (Decrease) in Net Assets	(155,085,527)	91,447,691
NET ASSETS:
Beginning of period	952,537,138	861,089,447

End of period*†	$797,451,611	$952,537,138

* Includes undistributed net investment income of:	$4,772,332	$7,560,185

† Includes accumulated net investment loss of:	—	—

High Yield		International Fixed		Municipal Bond		Money Market
Investments		Income Investments		Investments		Investments
2009	2008	2009	2008	2009	2008	2009	2008

$5,544,534	$10,860,975	$5,365,335	$8,993,862	$1,699,965	$3,463,964	$623,749	$5,161,475
(13,300,382)	(6,505,581)	11,274,867	4,369,462	(1,224,578)	596,653	29,470	10,187
(22,636,827)	(7,895,869)	(12,198,102)	(4,467,845)	(733,028)	(1,205,048)	—	—

(30,392,675)	(3,540,475)	4,442,100	8,895,479	(257,641)	2,855,569	653,219	5,171,662

(5,874,801)	(10,907,289)	(20,938,037)	(4,292,682)	(1,699,981)	(3,450,817)	(623,707)	(5,161,469)
—	—	—	—	—	—	—	—

(5,874,801)	(10,907,289)	(20,938,037)	(4,292,682)	(1,699,981)	(3,450,817)	(623,707)	(5,161,469)

28,247,065	97,181,051	52,669,125	164,233,247	24,635,399	72,913,544	105,494,371	313,711,074
5,664,559	10,522,648	20,374,381	4,168,703	1,563,787	3,235,721	607,944	5,571,668
(30,193,143)	(48,801,386)	(105,391,246)	(76,066,908)	(40,664,747)	(44,387,277)	(117,349,240)	(293,446,441)

3,718,481	58,902,313	(32,347,740)	92,335,042	(14,465,561)	31,761,988	(11,246,925)	25,836,301

(32,548,995)	44,454,549	(48,843,677)	96,937,839	(16,423,183)	31,166,740	(11,217,413)	25,846,494

130,258,884	85,804,335	285,552,606	188,614,767	100,804,600	69,637,860	144,192,196	118,345,702

$97,709,889	$130,258,884	$236,708,929	$285,552,606	$84,381,417	$100,804,600	$132,974,783	$144,192,196

$1,302,073	$1,632,340	—	$4,759,238	$143,602	$143,618	$42	—

—	—	$(10,813,464)	—	—	—	—	—

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Capitalization Growth Investments

	2009(1)(2)		2008(2)	2007(2)	2006(2)	2005(2)	2004

Net asset value, Beginning of Period	$14.66		$15.45	$12.88	$12.73	$10.81	$10.38

Income (Loss) from Operations:
Net investment income (loss)	0.02		0.03	0.03	(0.01)	(0.01)	(0.03)
Net realized and unrealized gain (loss)	(6.17)		(0.55)	2.54	0.16	1.93	0.46

Total Income (Loss) from Operations	(6.15)		(0.52)	2.57	0.15	1.92	0.43

Less Distributions From:
From net investment income	(0.03)		(0.03)	—	—	—	—
Net realized gain	(0.17)		(0.24)	—	—	—	—

Total Distributions	(0.20)		(0.27)	—	—	—	—

Net Asset Value, End of Period	$8.31		$14.66	$15.45	$12.88	$12.73	$10.81

Total Return(3)	(42.06)%		(3.52)%	19.95%	1.18%	17.76%	4.14%
Net Assets, End of Period (millions)	$1,215		$2,214	$2,464	$1,807	$1,520	$1,217
Ratio of Average to Net Assets:
Gross expenses	0.70	%(4)	0.69%	0.70%	0.78%	0.90%	0.88%
Net expenses	0.70	(4)(5)	0.69 (5)	0.70	0.77 (5)	0.88 (5)	0.88
Net investment income	0.35	(4)	0.18	0.18	(0.06)	(0.12)	(0.31)
Portfolio Turnover Rate	55%		79%	112%	63%	77%	117%

(1)	For the six months ended February 28, 2009 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Capitalization Value Equity Investments

	2009(1)(2)		2008(2)	2007(2)	2006	2005		2004

Net Asset Value, Beginning of Period	$9.88		$12.87	$12.25	$11.50	$10.01		$9.00

Income (Loss) From Operations:
Net investment income	0.12		0.23	0.21	0.21	0.16		0.12
Net realized and unrealized gain (loss)	(4.58)		(1.92)	1.43	1.21	1.45		1.03

Total Income (Loss) From Operations	(4.46)		(1.69)	1.64	1.42	1.61		1.15

Less Distributions From:
From net investment income	(0.21)		(0.23)	(0.19)	(0.19)	(0.12)		(0.14)
Net realized gains	0.00		(1.07)	(0.83)	(0.48)	—		—

Total Distributions	(0.21)		(1.30)	(1.02)	(0.67)	(0.12)		(0.14)

Net Asset Value, End of Period	$5.21		$9.88	$12.87	$12.25	$11.50		$10.01

Total Return(3)	(45.45)%		(14.23)%	13.58%	12.82%	16.10	%(4)	12.89%
Net Assets, End of Period (millions)	$1,042		$1,972	$1,816	$1,546	$1,351		$1,304
Ratios to Average Net Assets:
Gross expenses	0.70	%(5)	0.69%	0.70%	0.77%	0.88%		0.87%
Net expenses	0.68	(5)(6)	0.67 (6)	0.69 (6)	0.76 (6)	0.86	(6)	0.87
Net investment income	3.46	(5)	2.12	1.67	1.73	1.41		1.21
Portfolio Turnover Rate	56%		55%	46%	58%	67%		94%

(1)	For the six months ended February 28, 2009 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distributions. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns
(4)	The Sub-adviser fully reimbursed the Fund for losses incurred resulting from an investment restriction violation. Without this reimbursement, the total return would not have changed.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small Capitalization Growth Investments

	2009(1)(2)		2008(2)	2007(2)	2006(2)	2005(2)	2004(2)

Net asset value, Beginning of Period	$17.32		$18.28	$15.83	$14.89	$11.97	$11.83

Income (Loss) from Operations:
Net investment loss	(0.03)		(0.09)	(0.10)	(0.01)	(0.11)	(0.11)
Net realized and unrealized gain (loss)	(8.11)		(0.87)	2.55	0.95	3.03	0.25

Total Income (Loss) from Operations	(8.14)		(0.96)	2.45	0.94	2.92	0.14

Net Asset Value, End of Period	$9.18		$17.32	$18.28	$15.83	$14.89	$11.97

Total return(3)	(47.00)%		(5.25)%	15.48%	6.31%	24.39%	1.18%
Net Assets, End of Period (millions)	$220		$458	$402	$369	$417	$318
Ratios to Average Net Assets:
Gross expenses	1.11	%(4)	1.00%	0.99%	1.12%	1.32%	1.19%
Net expenses	1.10	(4)(5)	0.99 (5)	0.99 (5)	1.08 (5)	1.24 (5)	1.19
Net investment loss	(0.52	)(4)	(0.51)	(0.58)	(0.08)	(0.84)	(0.82)
Portfolio Turnover Rate	30%		66%	69%	59%	70%	80%

(1)	For the six months ended February 28, 2009 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small Capitalization Value Equity Investments

	2009(1)(2)		2008(2)	2007(2)	2006	2005(2)	2004(2)

Net asset value, Beginning of Period	$10.65		$13.51	$14.19	$16.95	$15.05	$12.30

Income (Loss) from Operations:
Net investment income	0.07		0.12	0.15	0.09	0.10	0.09
Net realized and unrealized gain (loss)	(4.83)		(0.89)	1.46	1.52	3.50	2.76

Total Income (Loss) from Operations	(4.76)		(0.77)	1.61	1.61	3.60	2.85

Less Distributions From:
From net investment income	(0.07)		(0.10)	(0.11)	(0.09)	(0.13)	(0.10)
Net realized gains	(0.39)		(1.99)	(2.18)	(4.28)	(1.57)	—

Total Distributions	(0.46)		(2.09)	(2.29)	(4.37)	(1.70)	(0.10)

Net Asset Value, End of Period	$5.43		$10.65	$13.51	$14.19	$16.95	$15.05

Total Return(3)	(45.34)%		(5.36)%	11.94%	11.73%	24.89%	23.24%
Net Assets, End of Period (millions)	$191		$379	$352	$344	$385	$429
Ratios to Average Net Assets:
Gross expenses	1.10	%(4)	1.01%	1.01%	1.12%	1.24%	1.16%
Net expenses	1.09	(4)(5)	0.99 (5)	1.01	1.09 (5)	1.17 (5)	1.16
Net investment income	1.90	(4)	1.07	1.06	0.64	0.64	0.66
Portfolio Turnover Rate	27%		39%	40%	31%	64%	33%

(1)	For the six months ended February 28, 2009 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distributions. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Investments

	2009(1)(2)		2008(2)	2007(2)	2006(2)	2005(2)	2004(2)

Net asset value, Beginning of Period	$11.90		$15.57	$13.55	$11.12	$9.01	$7.82

Income (Loss) from Operations:
Net investment income	0.04		0.30	0.23	0.22	0.15	0.08
Net realized and unrealized gain (loss)	(5.31)		(2.61)	2.08	2.38	2.06	1.24

Total Income (Loss) from Operations	(5.27)		(2.31)	2.31	2.60	2.21	1.32

Less Distributions From:
From net investment income	(0.30)		(0.21)	(0.29)	(0.17)	(0.10)	(0.13)
Net realized gain	(0.46)		(1.15)	—	—	—	—

Total Distributions	(0.76)		(1.36)	(0.29)	(0.17)	(0.10)	(0.13)

Net Asset Value, End of Period	$5.87		$11.90	$15.57	$13.55	$11.12	$9.01

Total Return(3)	(44.69)%		(16.23)%	17.21%	23.55%	24.65%	16.90%
Net Assets, End of Period (millions)	$633		$1,407	$1,655	$1,309	$910	$589
Ratios to Average Net Assets:
Gross expenses	0.91	%(4)	0.83%	0.82%	0.84%	1.02%	1.08%
Net expenses	0.90	(4)(5)	0.77 (5)	0.75 (5)	0.83 (5)	0.99 (5)	1.08
Net investment income	0.95	(4)	2.16	1.57	1.76	1.49	0.90
Portfolio Turnover Rate	35%		124%	44%	50%	57%	84%

(1)	For the six months ended February 28, 2009 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distributions. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(4)	Annualized.
(3)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Investments

	2009(1)(2)		2008(2)	2007(2)	2006(2)	2005(2)		2004(2)

Net asset value, Beginning of Period	$15.36		$19.19	$13.59	$10.55	7.60		$6.48

Income (Loss) from Operations:
Net investment income	0.05		0.23	0.21	0.15	0.12		0.05
Net realized and unrealized gain (loss)	(7.48)		(2.24)	5.52	3.01	2.93		1.10

Total Income (Loss) from Operations	(7.43)		(2.01)	5.73	3.16	3.05		1.15

Less Distributions From:
From net investment income	(0.08)		(0.35)	(0.13)	(0.12)	(0.10)		(0.03)
Net realized gain	(0.28)		(1.47)	—	—	—		—

Total Distributions	(0.36)		(1.82)	(0.13)	(0.12)	(0.10)		(0.03)

Net Asset Value, End of Period	$7.57		$15.36	$19.19	$13.59	$10.55		$7.60

Total Return(3)	(48.47)%		(12.37)%	42.41%	30.10%	40.31	%(4)	17.71%
Net Assets, End of Period (millions)	$387		$634	$530	$287	$248		$188
Ratio of Average to Net Assets:
Gross expenses	1.13	%(5)	1.08%	1.15%	1.32%	1.52%		1.64%
Net expenses	0.99	(5)(6)	0.93 (6)	1.04 (6)	1.28 (6)	1.44	(6)	1.64
Net investment income	1.04	(5)	1.24	1.31	1.15	1.27		0.67
Portfolio Turnover Rate	38%		74%	66%	70%	70%		117%

(1)	For the six months ended February 28, 2009 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distributions. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(4)	The Sub-adviser fully reimbursed the Fund for losses incurred resulting from a trading error. Without this reimbursement, the total return would not have changed.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Core Fixed Income Investments

	2009(1)(2)		2008(2)		2007(2)		2006		2005		2004

Net asset value, Beginning of Period	$8.05		$8.07		$8.09		$8.35		$8.32		$8.18

Income (Loss) from Operations:
Net investment income	0.17		0.38		0.38		0.37		0.30		0.27
Net realized and unrealized gain (loss)	(0.23)		0.01		—		(0.25)		0.05		0.15

Total Income from Operations	(0.06)		0.39		0.38		0.12		0.35		0.42

Less Distributions From:
From net investment income	(0.20)		(0.41)		(0.40)		(0.38)		(0.32)		(0.28)
Net realized gain	(0.15)		—		—		—		—		—

Total Distributions	(0.35)		(0.41)		(0.40)		(0.38)		(0.32)		(0.28)

Net Asset Value, End of Period	$7.64		$8.05		$8.07		$8.09		$8.35		$8.32

Total return(3)	(0.72)%		4.78%		4.82%		1.51%		4.30%		5.17%
Net Assets, End of Period (millions)	$797		$953		$861		$760		$534		$481
Ratios to Average Net Assets:
Gross expenses	0.53	%(4)(5)	0.52	%(5)	0.54	%(5)	0.63%		0.75%		0.76%
Net expenses	0.53	(4)(5)(6)	0.52	(5)(6)	0.54	(5)(6)	0.61	(6)	0.71	(6)	0.76
Net investment income	4.35	(4)	4.56		4.68		4.50		3.65		3.25
Portfolio Turnover Rate	185	%(7)	298	%(7)	325	%(7)	376	%(7)	376	%(7)	369	%(7)

(1)	For the six months ended February 28, 2009 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distributions. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(4)	Annualized.
(5)	Ratio includes interest expense on short sales which represents .01%.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions have been included the portfolio turnover rate would have been 228%, 346%, 400%, 443% 418% and 392%, respectively.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Investments

	2009(1)(2)		2008(2)	2007(2)	2006	2005(2)	2004

Net Asset Value, Beginning of Period	$4.13		$4.58	$4.62	$4.78	$4.81	$4.61

Income (Loss) From Operations:
Net investment income	0.17		0.39	0.38	0.39	0.31	0.32
Net realized and unrealized gain (loss)	(1.14)		(0.46)	(0.03)	(0.22)	0.03	0.21

Total Income (Loss) from Operations	(0.97)		(0.07)	0.35	0.17	0.34	0.53

Less Distributions From:
From net investment income	(0.19)		(0.38)	(0.39)	(0.33)	(0.37)	(0.33)

Total Distributions	(0.19)		(0.38)	(0.39)	(0.33)	(0.37)	(0.33)

Net Asset Value, End of Period	$2.97		$4.13	$4.58	$4.62	$4.78	$4.81

Total Return(3)	(23.63)%		(1.69)%	7.56%	3.80%	7.16%	11.81%
Net Assets, End of Period (millions)	$98		$130	$86	$110	$262	$240
Ratios to Average Net Assets:
Gross expenses	0.97	%(4)	0.90%	1.00%	0.90%	1.04%	0.99%
Net expenses	0.81	(4)(5)	0.74 (5)	0.85 (5)	0.86 (5)	0.99 (5)	0.99
Net investment income	10.89	(4)	8.78	7.92	6.78	6.49	6.76
Portfolio Turnover Rate	24%		73%	119%	108%	106%	127%

(1)	For the six months ended February 28, 2009 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Investments

	2009(1)(2)		2008(2)		2007(2)		2006(2)	2005(2)	2004(2)

Net asset value, Beginning of Period	$7.86		$7.67		$7.78		$8.23	$8.16	$7.93

Income (Loss) from Operations:
Net investment income	0.16		0.32		0.23		0.25	0.20	0.21
Net realized and unrealized gain (loss)	.01		0.05		(0.05)		(0.39)	0.37	0.88

Total Income (Loss) from Operations	0.17		0.37		0.18		(0.14)	0.57	1.09

Less Distributions From:
From net investment income	(0.70)		(0.18)		(0.29)		(0.09)	(0.50)	(0.86)
Net realized gains	—		—		—		(0.06)	—	—
Return of capital	—		—		—		(0.16)	—	—

Total Distributions	(0.70)		(0.18)		(0.29)		(0.31)	(0.50)	(0.86)

Net Asset Value, End of Period	$7.33		$7.86		$7.67		$7.78	$8.23	$8.16

Total Return(3)	2.40%		4.90%		2.33%		(1.70%)	6.86%	14.00%
Net Assets, End of Period (millions)	$237		$286		$189		$195	$154	$116
Ratios to Average Net Assets:
Gross expenses	0.76	%(4)(5)	0.70	%(5)	0.78	%(5)	0.84%	1.01%	1.05%
Net expenses	0.76	(4)(5)	0.70	(5)	0.78	(5)(6)	0.82 (6)	0.95 (6)	1.05
Net investment income	4.34	(4)	4.12		3.00		3.25	2.38	2.60
Portfolio Turnover Rate	206%		263%		433%		416%	346%	243%

(1)	For the six months ended February 28, 2009 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distributions. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(4)	Annualized.
(5)	Ratio includes interest expense on short sales which represents .01%.
(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Investments

	2009(1)(2)		2008(2)	2007(2)	2006	2005	2004(2)

Net asset value, Beginning of Period	$8.92		$8.94	$9.13	$9.26	$9.23	$8.95

Income (Loss) from Operations:
Net investment income	0.17		0.33	0.35	0.32	0.32	0.33
Net realized and unrealized gain (loss)	(0.11)		(0.02)	(0.19)	(0.12)	0.06	0.30

Total Income from Operations	0.06		0.31	0.16	0.20	0.38	0.63

Less Distributions From:
From net investment income	(0.17)		(0.33)	(0.35)	(0.33)	(0.35)	(0.35)

Total Distributions	(0.17)		(0.33)	(0.35)	(0.33)	(0.35)	(0.35)

Net Asset Value, End of Period	$8.81		$8.92	$8.94	$9.13	$9.26	$9.23

Total return(3)	0.79%		3.48%	1.77%	2.26%	4.17%	7.12%
Net Assets, End of Period (millions)	$84		$101	$70	$66	$40	$34
Ratios to Average Net Assets:
Gross expenses	0.54	%(4)	0.56%	0.59%	0.73%	0.90%	0.89%
Net expenses	0.54	(4)	0.56	0.59 (5)	0.72 (5)	0.88 (5)	0.89
Net investment income	3.96	(4)	3.66	3.84	3.70	3.58	3.63
Portfolio Turnover Rate	21%		26%	14%	26%	7%	19%

(1)	For the six months ended February 28, 2009 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursement and assumes reinvestment of dividend distributions. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursement, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(4)	Annualized.
(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Financial Highlights
(continued)

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Money Market Investments

	2009(1)(2)		2008(2)	2007(2)	2006(2)	2005	2004

Net asset value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Operations:
Net investment income	0.00	(3)	0.03	0.05	0.04	0.02	0.00	(3)

Total income from Operations	0.00	(3)	0.03	0.05	0.04	0.02	0.00	(3)

Less Distributions From:
From net investment income	0.00	(3)	(0.03)	(0.05)	(0.04)	(0.02)	0.00	(3)

Total Distributions	0.00	(3)	(0.03)	(0.05)	(0.04)	(0.02)	0.00	(3)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(4)	0.40%		3.10%	4.86%	4.03%	2.17%	0.48%
Net Assets, End of Period (millions)	$133		$144	$118	$129	$96	$94
Ratios to Average Net Assets:
Gross expenses	0.54	%(5)	0.44%	0.48%	0.72%	1.14%	0.98%
Net expenses(6)(7)	0.52	(5)(6)	0.42	0.47	0.47	0.34	0.60
Net investment income	0.81	(5)	3.11	4.75	4.01	2.16	0.48

(1)	For the six months ended February 28, 2009 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Amounts represent less than $0.01 per share.
(4)	Performance figures may reflect fee waivers and/or expense reimbursements and assumes reinvestment of dividend distributions. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which in the case of TRAK may be up to 1.50%, are not reflected in the performance data and would reduce the total returns.
(5)	Annualized.
(6)	Reflects fee waivers and/or expense reimbursements.
(7)	As a result of an expense limitation, the ratio of expenses to average net assets of the Fund did not exceed 0.60%.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments, (“Fund(s)”) are separate diversified investment funds of the Consulting Group Capital Markets Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities that will mature in more than 60 days are valued using prices provided by independent pricing services, which are determined by such services’ analyses of a variety of factors, including, transactions in debt securities, quotations from bond dealers, market transactions in comparable securities and relationships between securities.

Debt securities that will mature in 60 days or less and securities held by Money Market Investments are valued at amortized cost, which approximates current market value. This method involves valuing portfolio securities at cost and thereafter assuming a constant amortization to maturity of any discount or premium. Money Market Investments’ use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

When market quotations are not readily available, or are determined to be unreliable by the Trust’s Valuation Committee pursuant to procedures approved by the Trust’s Board of Trustees, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its net asset value per share (“NAV”), the Trust may fair value these investments in accordance with the procedures approved by the Trust’s Board of Trustees. Fair valuing of foreign securities is determined with the assistance of an independent pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Values from this pricing vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee.

The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157 or the Statement), effective September 1, 2008. SFAS 157 governs the application of generally accepted accounting principles that require fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three levels defined by the SFAS 157 hierarchy are as follows:

Level 1– quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Notes to Financial Statements
(continued)

Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments.)

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s securities using the fair value hierarchy:

At February 28, 2009	Total	Level 1	Level 2	Level 3

Large Capitalization Growth Investments
Investments In Securities	$1,303,391,118	$1,294,106,211	$9,284,907	$—
Large Capitalization Value Equity Investments
Investments In Securities	1,137,738,945	1,137,738,945	—	—
Small Capitalization Growth Investments
Investments In Securities	253,442,265	253,442,265	—	—
Small Capitalization Value Equity Investments
Investments In Securities	211,235,151	210,625,167	609,984	—
International Equity Investments
Investments In Securities	656,008,675	121,232,339	534,776,336	—
Emerging Markets Equity Investments
Investments In Securities	393,166,414	177,117,798	215,947,431	101,185
Core Fixed Income Investments
Investments In Securities	1,015,517,584	992,703,929	24,565,720	(1,752,065)
High Yield Investments
Investments In Securities	98,637,418	96,036,598	2,600,820	—
International Fixed Income Investments
Investments In Securities	217,098,981	190,651,167	23,099,065	3,348,749
Municipal Bond Investments
Investments In Securities	83,296,492	83,296,492	—	—
Money Market Investments
Investments In Securities	132,771,424	21,134,906	111,636,518	—

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2008, through February 28, 2009:

Investment in
Emerging Markets Equity Investments	Securities

Balance as of August 31, 2008	$0
Total realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(13,109)
Net purchase (sales)	114,066
Accrued discounts/(premium)	228
Transfers in and /or out of Level 3	—

Balance as of February 28, 2009	$101,185

Notes to Financial Statements
(continued)

Investment in
Core Fixed Income Investments	Securities

Balance as of August 31, 2008	$(1,109,452)
Total realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2,291,167)
Net purchase (sales)	—
Accrued discounts/(premium)	—
Transfers in and /or out of Level 3	1,648,554

Balance as of February 28, 2009	$(1,752,065)

Investment in
International Fixed Income Investments	Securities

Balance as of August 31, 2008	$4,760,072
Total realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(216,834)
Net purchase (sales)	1,327,290
Accrued discounts/(premium)	(170,278)
Transfers in and /or out of Level 3	(2,351,501)

Balance as of February 28, 2009	$3,348,749

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if

Notes to Financial Statements
(continued)

the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest-only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(g) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers.

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. A Fund bears the market risk arising from any change in index values or interest rates.

(h) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually

Notes to Financial Statements
(continued)

purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(i) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

An upfront payment received by the Fund, as the protector, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books.

Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statements of Operations. For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(j) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the Fund.

(k) Time Deposits. The Funds may purchase overnight time deposits issued by offshore branches of U.S. Banks that meet credit and risk standards established by the custodian and approved by the Funds.

Notes to Financial Statements
(continued)

(l) Lending of Portfolio Securities. The Trust has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receives a lender’s fee. Fees earned by a Fund on securities lending are recorded as securities lending income. Loans of securities by a Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Fund is exposed to risks that the borrower may not provide additional collateral when required or return the loaned securities when due. At February 28, 2009, the aggregate market value of the loaned securities and the value of the collateral each Fund received are as follows:

Loaned Securities

	Market Value of	Value of
Fund	Securities on Loan	Collateral Held

Large Capitalization Growth Investments	$95,301,203	$97,323,511
Large Capitalization Value Equity Investments	86,013,363	88,055,457
Small Capitalization Growth Investments	33,530,285	34,276,298
Small Capitalization Value Equity Investments	16,746,699	17,125,534
International Equity Investments	15,133,555	16,005,518
Emerging Markets Equity Investments	10,861,329	11,513,853
Core Fixed Income Investments	1,168,258	1,192,822
High Yield Investments	2,690,237	2,746,389

(m) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(n) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

(o) Mortgage Dollar Rolls. Certain Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a

Notes to Financial Statements
(continued)

determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(p) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(q) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(r) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(s) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(t) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis.

Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.

Notes to Financial Statements
(continued)

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(u) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(v) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(w) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the manager and/or Sub-adviser pursuant to procedures approved by the Board of Trustees. The value of restricted securities is determined as described in Note 1(a).

(x) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

2.	Investment Management Agreement and Other Transactions with Affiliates

The Consulting Group, a division of Citigroup Investment Advisory Services Inc. (“CIAS”), an indirect, wholly-owned subsidiary of Citigroup, serves as the investment manager (the “Manager”) to the Funds. The Manager selects and oversees professional money managers who are responsible for investing the assets of the Funds (each a “Sub-adviser,” and collectively the “Sub-advisers”). Each Fund pays the Manager an investment management fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. The Manager pays each Sub-adviser a sub-adviser fee from its investment management fees.

The maximum allowable investment management fee represents the total amount that could be charged to the Fund. The maximum allowable annual management fee, the aggregate advisory fee paid by CIAS to a Fund’s Sub-advisers and the fee retained by CIAS for six months ended February 28, 2009, are indicated below:

		Citigroup Investment	Maximum
	Subadviser	Advisory Services Inc.	Allowable Annual
	Fee	(‘CIAS‘) Fee retained	Management Fee

Large Capitalization Growth Investments	0.35%	0.25%	0.60
Large Capitalization Value Equity Investments	0.28%	0.30%	0.60
Small Capitalization Growth Investments	0.49%	0.30%	0.80
Small Capitalization Value Equity Investments	0.49%	0.30%	0.80
International Equity Investments	0.38%	0.30%	0.70
Emerging Markets Equity Investments	0.46%	0.30%	0.90
Core Fixed Income Investments	0.20%	0.20%	0.40
High Yield Investments	0.30%	0.25%	0.70
International Fixed Income Investments	0.25%	0.25%	0.50
Municipal Bond Investments	0.20%	0.20%	0.40
Money Market Investments	0.13%	0.00%	0.15

Notes to Financial Statements
(continued)

The Manager has agreed to waive a portion of its fee. For the six months ended February 28, 2009, the amounts waived by the Manager were as follows:

Management Fee Waivers

Fund

Large Capitalization Growth Investments	$1,188
Large Capitalization Value Equity Investments	143,622
Small Capitalization Growth Investments	13,705
Small Capitalization Value Equity Investments	11,250
International Equity Investments	65,891
Emerging Markets Equity Investments	327,142
Core Fixed Income Investments	16,519
High Yield Investments	78,189
Money Market Investments	14,945

Brown Brothers Harriman & Co. (“BBH”) serves as the Trust’s administrator. BBH’s principal offices are located at 40 Water Street, Boston, MA 02109. For its administrative services, BBH receives an annual asset based fee of 0.0275% of the Trust’s assets up to $5 billion and 0.02% on assets in excess of $5 billion plus out-of-pocket expenses. The fee is calculated daily and paid monthly based on aggregate Trust assets.

During the six months ended February 28, 2009, BBH did not waive any portion of its administration fee.

For the period ended February 28, 2009, the Funds paid Citigroup Institutional Trust Company (“CITC”), which prior to December 1, 2008, was an indirect, wholly-owned subsidiary of Citigroup, and its successor, First State Trust Company, to which CITC was sold effective December 1, 2008, shareholder recordkeeping fees as follows:

RecordKeeping Fees

Fund

Large Capitalization Growth Investments	$10,546
Large Capitalization Value Equity Investments	10,646
Small Capitalization Growth Investments	8,918
Small Capitalization Value Equity Investments	6,260
International Equity Investments	9,035
Emerging Markets Equity Investments	4,016
Cored Fixed Income Investments	5,708
High Yield Investments	1,327
International Fixed Income Investments	2,228

For the period ended February 28, 2009, Citigroup Global Markets Inc. (“CGM”), the Trust’s distributor and an indirect, wholly-owned subsidiary of Citigroup, and its affiliates received brokerage commissions of:

Fund	Commissions

Large Capitalization Growth Investments	$27,886
Large Capitalization Value Equity Investments	5,598
Small Capitalization Growth Investments	4,888
International Equity Investments	1,808
Emerging Markets Equity Investments	64

All officers, with the exception of the Fund’s Chief Compliance Officer (“CCO”), and one Trustee of the Trust do not receive compensation directly from the Trust. The Funds bear a portion of the CCO’s annual compensation.

Notes to Financial Statements
(continued)

3.	Investments

During the six months ended February 28, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) for each Fund were as follows:

	Investments		U.S. Government & Agency Obligations

Fund	Purchases	Sales	Purchases	Sales

Large Capitalization Growth Investments	$832,182,037	$841,433,759	$—	$—
Large Capitalization Value Equity Investments	857,104,375	776,505,971	—	—
Small Capitalization Growth Investments	92,182,594	97,251,321	—	—
Small Capitalization Value Equity Investments	95,466,006	73,440,643	—	—
International Equity Investments	297,647,978	421,708,818	—	—
Emerging Markets Equity Investments	286,781,535	169,287,491	—	—
Core Fixed Income Investments	678,613,050	928,670,040	1,509,853,307	1,246,674,390
High Yield Investments	28,822,358	22,731,047	—	—
International Fixed Income Investments	196,890,140	254,991,326	274,638,643	318,633,020
Municipal Bond Investments	17,437,509	24,558,708	—	—

At February 28, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Unrealized Appreciation/Depreciation

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Fund	Appreciation	Depreciation	Depreciation

Large Capitalization Growth Investments	$1,174,695,549	$(1,501,742,832)	$(327,047,283)
Large Capitalization Value Equity Investments	1,000,925,928	(1,473,986,421)	(473,060,493)
Small Capitalization Growth Investments	214,551,345	(311,680,800)	(97,129,455)
Small Capitalization Value Equity Investments	191,008,961	(313,108,731)	(122,099,770)
International Equity Investments	628,244,645	(1,019,567,967)	(391,323,322)
Emerging Markets Equity Investments	371,343,089	(514,946,419)	(143,603,330)
Core Fixed Income Investments	1,020,988,237	(1,099,077,952)	(78,089,715)
High Yield Investments	89,060,784	(121,365,748)	(32,304,964)
International Fixed Income Investments	257,138,992	(275,223,320)	(18,084,328)
Municipal Bond Investments	79,441,917	(81,317,283)	(1,875,366)

At February 28, 2009, the Funds had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
Emerging Markets Equity Investments	Contracts	Date	Value	Value	Gain/Loss

Contracts to Buy:
FTSE/JSE Top 40 Index	68	3/09	$1,369,890	$1,113,379	$(256,511)
MSCI Taiwan Stock Index	453	3/09	7,665,469	7,737,240	71,771
The Hang Seng China Enterprises Index	140	3/09	6,425,679	6,206,416	(219,263)

Net Unrealized Loss on Open Futures Contracts					$(404,003)

Notes to Financial Statements
(continued)

	Number of	Expiration	Basis	Market	Unrealized
Core Fixed Income Investments	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
3-Month Euribor Interest Rate March Futures	200	3/09	$60,265,422	$62,257,299	$1,991,877
90-Day Eurodollar June Futures	51	6/09	12,515,349	12,583,612	68,263
90-Day Eurodollar March Futures	279	3/09	68,010,363	68,851,969	841,606
90-Day Eurodollar March Futures	188	3/10	45,295,288	46,215,100	919,812
90-Day Eurodollar September Futures	33	9/09	7,965,962	8,136,562	170,600
Euro-Bund June Futures	97	6/09	15,287,441	15,157,419	(130,022)
U.S. Treasury 2-Year Note June Futures	78	6/09	16,918,313	16,895,532	(22,781)
U.S. Treasury 5-Year Note June Futures	288	6/09	33,808,751	33,576,751	(232,000)
U.S. Treasury Long Bond June Futures	20	6/09	2,548,438	2,466,875	(81,563)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	208	12/09	35,230,654	36,366,330	1,135,676
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	44	3/09	7,637,228	7,705,437	68,209
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	37	9/09	6,257,582	6,482,873	225,291

					4,954,968

Contracts to Sell:
Euro-Bobl 5-Year Note March Futures	139	3/09	20,363,275	20,553,625	(190,350)
Euro-Bobl 5-Year Note March Futures	49	6/09	7,254,237	7,213,883	40,354
U.S. Treasury 10-Year Note June Futures	99	6/09	12,045,516	11,883,094	162,422
U.S. Treasury Long Bond June Futures	1	6/09	124,946	123,344	1,602
United Kingdom Treasury 10-Year Gilt March Futures	22	3/09	3,735,200	3,781,756	(46,556)

					(32,528)

Net Unrealized Gain on Open Futures Contracts					$4,922,440

	Number of	Expiration	Basis	Market	Unrealized
International Fixed Income Investments	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
3-Month Euribor Interest Rate December Futures	13	12/09	$3,998,786	$4,042,815	$44,029
90-Day Eurodollar December Futures	431	12/09	104,235,400	106,085,263	1,849,863
90-Day Eurodollar June Futures	100	6/10	24,257,837	24,528,750	270,913
90-Day Eurodollar March Futures	197	3/10	47,854,925	48,427,525	572,600
90-Day Eurodollar September Futures	29	9/10	7,026,438	7,097,388	70,950
Euro-Bund June Futures	179	6/09	28,131,715	27,970,908	(160,807)
Japan Government 10-Year Bond June Futures	5	6/09	7,125,837	7,135,041	9,204
Japan Government 10-Year Bond March Futures	6	3/09	8,552,436	8,559,595	7,159
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	78	12/09	13,642,613	13,637,374	(5,239)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	5	12/10	868,750	867,590	(1,160)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	105	6/10	18,252,133	18,301,805	49,672
United Kingdom Gilt June Futures	31	6/09	5,345,817	5,274,417	(71,400)

Net Unrealized Gain on Open Futures Contracts					$2,635,784

Notes to Financial Statements
(continued)

At February 28, 2009, Core Fixed Income Investments and International Fixed Income Investments held purchased options with a total cost of the following:

	Calls	Puts

Core Fixed Income Investments	$4,040,515	$174,894
International Fixed Income Investments	1,359,391	0

During the six months ended February 28, 2009, written option transactions for Core Fixed Income Investments and International Fixed Income Investments were as follows:

	Number of	Premiums
Core Fixed Income Investments	Contracts	Received

Options written, outstanding at August 31, 2008	142,900,086	$6,077,110
Options written	542	488,249
Options closed	(98,200,344)	(2,416,203)
Options expired	(21,200,247)	(831,490)

Options written, outstanding at February 28, 2009	23,500,037	$3,317,666

	Number of	Premiums
International Fixed Income Investments	Contracts	Received

Options written, outstanding at August 31, 2008	86,420,278	$1,911,388
Options written	150,080,151	826,107
Options closed	(36,020,020)	(545,236)
Options expired	(11,380,123)	(145,728)

Options written, outstanding at February 28, 2009	189,100,286	$2,046,531

At February 28, 2009, Core Fixed Income Investments and International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

International Equity Investments

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Euro	7,448,000	SSB	$9,428,158	6/16/09	$(586,876)
Contracts to Sell:
Euro	9,501,000	SSB	12,026,978	6/16/09	636,639
Mexican Peso	55,040,000	SSB	3,580,632	5/29/09	286,573
Pound Sterling	2,074,000	SSB	2,959,817	6/19/09	218,692

					1,141,904

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$555,028

Core Fixed Income Investments

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	1,994,635	UBS	$816,352	6/2/09	$(29,190)
Indian Rupee	65,875,314	BCLY	1,289,588	4/9/09	(20,940)
Indian Rupee	33,511,189	HSBC	656,021	4/9/09	(13,979)

Notes to Financial Statements
(continued)

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Indian Rupee	22,176,000	DUB	434,122	4/9/09	(5,878)
Malaysian Ringgit	570,595	HSBC	153,737	4/14/09	(6,262)
Malaysian Ringgit	175,175	BOA	47,198	4/14/09	(2,802)
Malaysian Ringgit	209,885	BCLY	56,550	4/14/09	(3,450)
Malaysian Ringgit	1,853,950	BCLY	500,325	8/12/09	(22,235)
Mexican Peso	38,208	DUB	2,490	5/19/09	(1,009)
Russian Ruble	113,740,215	UBS	3,054,366	5/6/09	(1,628,517)
Yuan Renminbi	27,114,979	BCLY	3,959,507	5/6/09	42,289
Yuan Renminbi	5,050,000	BCLY	736,560	7/15/09	(6,087)
Yuan Renminbi	15,060,000	JPM	2,196,552	7/15/09	(12,307)

					(1,710,367)
Contracts to Sell:
Brazilian Real	546,333	RBC	223,600	6/2/09	63,566
Brazilian Real	566,203	JPM	231,732	6/2/09	(2,732)
Brazilian Real	1,175,040	BCLY	480,914	6/2/09	(913)
Brazilian Real	691,541	HSBC	283,030	6/2/09	(2,030)
Euro	1,958,000	JPM	2,478,732	3/12/09	74,500
Indian Rupee	61,596,480	JPM	1,205,825	4/9/09	22,176
Indian Rupee	61,547,360	BCLY	1,204,863	4/9/09	23,137
Japanese Yen	140,110,000	JPM	1,432,869	3/5/09	59,409
Japanese Yen	50,837,160	DUB	519,898	3/5/09	50,102
Pound Sterling	3,289,000	JPM	4,693,643	4/9/09	77,344
Russian Ruble	45,060,240	JPM	1,210,042	5/6/09	185,957
Russian Ruble	9,155,300	DUB	245,855	5/6/09	44,145
Russian Ruble	59,524,675	BCLY	1,598,468	5/6/09	195,674
Yuan Renminbi	30,212,340	JPM	4,406,572	7/15/09	(57,573)
Yuan Renminbi	8,773,260	BCLY	1,279,610	7/15/09	(21,609)

					711,153

Net Unrealized Loss on Open Forward Foreign Currency Contracts					$(999,214)

International Fixed Income Investments

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Australian Dollar	865,360	RBC	$354,169	6/2/09	$(100,685)
Brazilian Real	1,850,000	HSBC	3,086	5/14/09	259
Chilean Peso	262,000	BCLY	331,679	3/12/09	(7,790)
Euro	144,000	JPM	182,297	3/12/09	(3,208)
Euro	161,000	BNP	203,818	3/12/09	1,414
Euro	83,000	GSC	105,074	3/12/09	(471)
Euro	205,521	JPM	855	5/6/09	(69)
Hungarian Forint	4,235,200	BCLY	82,909	4/9/09	(1,382)
Indian Rupee	2,500,835	HSBC	48,957	4/9/09	(1,043)
Indian Rupee	1,512,000	DUB	29,599	4/9/09	(401)
Indian Rupee	10,321,204	JPM	105,552	3/5/09	(10,448)
Japanese Yen	36,304,037	BNP	371,272	3/5/09	(25,000)

Notes to Financial Statements
(continued)

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Japanese Yen	30,768,294	DUB	314,659	3/5/09	(26,341)
Japanese Yen	420,420	BOA	113,275	4/14/09	(6,725)
Malaysian Ringgits	524,790	BCLY	141,396	4/14/09	(8,604)
Malaysian Ringgits	706,900	HSBC	190,463	4/14/09	(9,537)
Malaysian Ringgits	316,092	JPM	20,598	5/19/09	(2,691)
Mexican Peso	1,621,000	JPM	1,038,666	3/26/09	(26,818)
Mexican Peso	3,395,000	JPM	69,100	5/6/09	(900)
Philippine Peso	641,000	BCLY	13,046	5/6/09	5
Philippine Peso	600,000	LEH	600,000	12/24/10	586,595
Philippine Peso	6,500,074	DUB	1,753,962	5/6/09	(541,262)
Polish Zloty	620,676	JPM	167,482	5/6/09	(48,518)
Polish Zloty	29,390,715	HSBC	789,255	5/6/09	(416,964)
Russian Ruble	2,570,885	JPM	685,460	4/16/09	(10,540)
Saudi Riyal	102,389	HSBC	66,172	4/14/09	(3,828)
Singapore Dollar	117,343	DUB	75,836	4/14/09	(4,164)
Singapore Dollar	51,187	RBS	33,081	4/14/09	(1,745)
Singapore Dollar	10,819	LEH	10,819	12/24/10	2,978
Singapore Dollar	205,570	DUB	134	4/30/09	(16)
South Korean Won	8,926,127	BOA	1,303,451	5/6/09	(62,549)
Yuan Renminbi	4,398,215	MSC	642,256	5/6/09	(27,744)
Yuan Renminbi	4,979,236	JPM	727,100	5/6/09	(29,900)
Yuan Renminbi	14,724,523	BCLY	2,150,171	5/6/09	(33,442)
Yuan Renminbi	2,620,628	HSBC	382,681	5/6/09	(12,319)
Yuan Renminbi	2,718,004	HSBC	396,430	7/15/09	(23,570)
Yuan Renminbi	4,933,949	DUB	719,633	7/15/09	(45,367)
Yuan Renminbi	2,784,204	JPM	406,086	7/15/09	(25,914)
Yuan Renminbi	2,269,073	BCLY	330,952	7/15/09	(22,048)
Yuan Renminbi	970,725	HSBC	141,461	9/8/09	1,461
Yuan Renminbi	2,425,930	DUB	353,525	9/8/09	3,525
Yuan Renminbi	483,210	BCLY	70,417	9/8/09	417
Yuan Renminbi	414,180	JPM	60,358	9/8/09	358
Yuan Renminbi	2,432,670	MLP	353,324	5/17/10	(39,676)
Yuan Renminbi	2,153,330	BCLY	312,752	5/17/10	(36,248)

					(1,020,915)

Notes to Financial Statements
(continued)

					Unrealized
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Sell:
Australian Dollar	242,000	JPM	155,063	3/26/09	4,004
Australian Dollar	5,984,000	DUB	3,834,285	3/26/09	59,325
Brazilian Real	861,119	HSBC	352,434	6/2/09	103,185
Canadian Dollar	7,522,000	JPM	5,920,420	4/27/09	124,746
Danish Krone	1,111,000	RBS	188,780	3/5/09	2,609
Euro	28,707,000	JPM	36,341,655	3/12/09	1,003,514
Euro	495,164	BNP	626,853	3/12/09	9,147
Indian Rupee	8,471,100	JPM	165,832	4/9/09	(832)
Japanese Yen	530,309,000	JPM	5,423,333	3/5/09	225,820
Japanese Yen	1,075,565,000	GSC	10,999,526	3/5/09	935,410
Japanese Yen	1,141,312,000	MSC	11,671,902	3/5/09	1,216,308
Japanese Yen	9,404,000	RBS	96,172	3/5/09	8,842
Japanese Yen	16,292,602	DUB	166,620	3/5/09	9,380
Malaysian Ringgits	1,084,158	JPM	292,108	4/14/09	13,892
Malaysian Ringgits	512,001	BCLY	138,174	8/12/09	6,089
New Taiwan Dollar	161,896	BCLY	4,632	5/8/09	273
Philippine Peso	4,582,580	DUB	92,678	8/6/09	2,160
Philippine Peso	600,000	LEH	600,000	12/24/10	(587,585)
Polish Zloty	7,062,565	HSBC	1,905,743	5/6/09	1,222,535
Polish Zloty	10,249	JPM	2,766	5/6/09	591
Pound Sterling	7,801,000	JPM	11,132,596	4/9/09	184,347
Pound Sterling	332,000	BNP	473,788	4/9/09	(2,594)
Pound Sterling	83,000	RBS	118,447	4/9/09	(2)
Pound Sterling	89,000	UBS	127,010	4/9/09	724
Russian Ruble	27,325,225	JPM	733,788	5/6/09	103,247
Russian Ruble	2,022,400	HSBC	54,309	5/6/09	9,691
Russian Ruble	43,090	BCLY	1,157	5/6/09	139
Saudi Riyal	2,570,885	JPM	685,460	4/16/09	(1,663)
Singapore Dollar	265,352	JPM	171,491	4/14/09	7,801
Singapore Dollar	10,819	LEH	10,819	12/24/10	(3,233)
Swedish Krona	156,641	BNP	17,356	3/5/09	644
Yuan Renminbi	2,627,977	UBS	383,754	5/6/09	(7,754)
Yuan Renminbi	6,332,390	HSBC	924,697	5/6/09	(7,697)
Yuan Renminbi	5,198,236	JPM	759,081	5/6/09	(16,081)
Yuan Renminbi	5,706,695	DUB	833,329	5/6/09	(15,329)
Yuan Renminbi	15,783,431	BCLY	2,304,799	5/6/09	(30,799)
Yuan Renminbi	8,404,990	JPM	1,225,896	7/15/09	(26,896)
Yuan Renminbi	4,300,239	BCLY	627,204	7/15/09	(11,124)
Yuan Renminbi	4,294,045	DUB	625,762	9/8/09	(17,540)
Yuan Renminbi	4,586,000	BCLY	666,076	5/17/10	(27,357)

					4,497,937

Net Unrealized Gain on Open Forward Foreign Currency Contracts					$3,477,022

Notes to Financial Statements
(continued)

At February 28, 2009, Core Fixed Income Investments held the following interest rate swap contracts:

							Unfront
							Premiums	Unrealized
Pay/Receive	Floating	Fixed	Maturity		Notional	Market	Paid/	Appreciation/
Floating Rate	Rate Index	Rate	Date	Counterparty	Amount	Value	(Received)	(Depreciation)

Pay	BR-CDI-Compounded	10.150%	1/2/2012	GSC	BRL 36,700,000	$(730,972)	$(335,823)	$(395,149)
Pay	6-Month EUR-LIBOR	4.500%	3/18/2014	DUB	EUR 3,000,000	300,582	10,196	290,385
Receive	6-Month EUR-LIBOR	4.500%	3/18/2014	GSC	EUR 3,100,000	310,601	9,562	301,039
Pay	6-Month EUR-LIBOR	5.000%	3/18/2010	BCLY	EUR 3,900,000	154,666	(19,132)	173,798
Pay	6-Month EUR-LIBOR	5.000%	3/18/2010	GSC	EUR 15,700,000	622,631	(77,778)	700,409
Pay	6-Month EUR-LIBOR	5.000%	9/17/2010	DUB	EUR 2,300,000	132,900	(8,924)	138,924
Pay	6-Month EUR-LIBOR	5.000%	9/17/2018	BCLY	EUR 2,600,000	(424,328)	6,059	(427,109)
Pay	6-Month EUR-LIBOR	5.000%	9/17/2018	DUB	EUR 2,200,000	(359,047)	(18,788)	(337,484)
Pay	6-Month EUR-LIBOR	5.000%	9/17/2018	GSC	EUR 300,000	(48,961)	(2,133)	(46,449)
Pay	6-Month EUR-LIBOR	5.000%	3/18/2039	GSC	EUR 2,800,000	(961,712)	(159,422)	(802,291)
Receive	French CPI Ex-Tobacco Daily Reference Index	2.150%	10/15/2010	UBS	EUR 200,000	11,547	119	11,428
Receive	6-Month GBP-LIBOR	4.000%	6/15/2037	BCLY	GBP 800,000	(21,047)	(3,275)	(17,772)
Receive	6-Month GBP-LIBOR	4.000%	6/15/2037	GSC	GBP 800,000	(21,047)	(4,757)	(16,290)
Pay	6-Month GBP-LIBOR	4.250%	6/15/2037	DUB	GBP 2,900,000	(142,354)	(73,972)	(68,381)
Pay	6-Month GBP-LIBOR	4.250%	6/15/2037	MSC	GBP 1,000,000	(49,087)	(26,917)	(22,171)
Pay	6-Month GBP-LIBOR	4.500%	9/17/2011	GSC	GBP 11,900,000	836,332	(248,607)	968,236
Pay	6-Month GBP-LIBOR	5.000%	6/15/2009	HSBC	GBP 4,400,000	31,011	(110,833)	163,925
Pay	6-Month GBP-LIBOR	5.000%	9/15/2010	BCLY	GBP 3,300,000	195,308	(55,781)	232,691
Pay	6-Month GBP-LIBOR	6.000%	9/18/2009	MSC	GBP 5,400,000	150,762	33,076	113,488
Receive	6-Month JPY-LIBOR	1.500%	6/17/2018	RBS	JPY 40,000,000	(11,695)	(6,492)	(5,202)
Receive	6-Month JPY-LIBOR	1.500%	6/17/2018	UBS	JPY 90,000,000	(26,313)	(11,815)	(14,498)
Pay	28 Day Mexico Interbank TIIE Banxico	8.170%	11/4/2016	MLP	MXN 44,000,000	(65,645)	8,305	(73,652)
Pay	3-Month USD-LIBOR	3.000%	2/4/2011	BCLY	USD 21,600,000	552,772	(212,436)	795,433
Pay	3-Month USD-LIBOR	3.000%	2/4/2011	RBS	USD 35,000,000	895,695	(103,600)	1,048,270
Receive	3-Month USD-LIBOR	3.000%	6/17/2029	RBS	USD 200,000	15,539	(9,350)	24,889
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MLP	USD 13,200,000	822,164	(87,560)	967,484
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC	USD 59,900,000	3,730,879	(1,092,849)	5,085,837
Pay	3-Month USD-LIBOR	4.000%	6/17/2014	BCLY	USD 5,100,000	278,916	341,700	(62,783)
Pay	3-Month USD-LIBOR	4.000%	6/17/2014	DUB	USD 4,000,000	218,758	77,634	141,124
Receive	3-Month USD-LIBOR	4.000%	2/4/2016	BCLY	USD 7,100,000	(434,174)	276,119	(725,577)
Receive	3-Month USD-LIBOR	4.000%	2/4/2016	RBS	USD 9,200,000	(562,591)	150,190	(732,555)
Receive	3-Month USD-LIBOR	4.000%	6/17/2019	BCLY	USD 1,400,000	(68,304)	26,530	(94,834)
Receive	3-Month USD-LIBOR	4.000%	6/17/2019	BCLY	USD 3,900,000	(190,276)	129,675	(319,951)
Receive	3-Month USD-LIBOR	4.000%	6/17/2019	RBS	USD 4,800,000	(234,185)	(362,070)	127,885
Receive	3-Month USD-LIBOR	4.000%	6/17/2024	CSFB	USD 3,700,000	(182,911)	(447,478)	264,567
Receive	3-Month USD-LIBOR	4.000%	6/17/2024	RBS	USD 2,000,000	(98,871)	(241,900)	143,029
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	USD 3,700,000	(525,479)	(192,215)	(357,060)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY	USD 20,800,000	(3,610,585)	(9,160)	(3,735,197)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MSC	USD 100,000	(17,359)	(563)	(17,439)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS	USD 3,000,000	(520,757)	(77,744)	(462,308)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BCLY	USD 9,700,000	(2,091,592)	0	(2,153,976)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	DUB	USD 1,600,000	(345,005)	22,528	(377,823)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MLP	USD 3,400,000	(733,135)	(51,170)	(703,832)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS	USD 3,200,000	(690,010)	(134,940)	(575,650)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP	USD 5,600,000	(1,592,884)	(233,125)	(1,395,774)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	USD 200,000	(56,889)	(11,840)	(46,335)
Pay	3-Month USD-LIBOR	6.000%	6/15/2035	BOA	USD 1,500,000	654,808	152,745	514,742

Notes to Financial Statements
(continued)

							Unfront
							Premiums	Unrealized
Pay/Receive	Floating	Fixed	Maturity		Notional	Market	Paid/	Appreciation/
Floating Rate	Rate Index	Rate	Date	Counterparty	Amount	Value	(Received)	(Depreciation)

Pay	ICAP CMM FRA Fixing Rate	5.500%	5/21/2009	BCLY	USD 1,300,000	(156,981)	(224,237)	67,256
Pay	Sherwin-Williams Co. (The)	0.300%	12/20/2012	BOA	USD 600,000	21,411	0	21,066

						$(5,036,914)	$(3,412,248)	$(1,691,637)

At February 28, 2009, Core Fixed Income Investments held the following credit default swap contracts:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 28,		Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2009 (3)		Amount (4)	Value	(Received)	(Depreciation)

Autozone Inc.	(0.670%)	6/20/2017	RBS	1.224%	USD	$800,000	$30,436	$0	$29,417
Autozone Inc.	(0.640%)	6/20/2017	RBS	1.224%	USD	400,000	16,036	0	15,549
Autozone Inc.	(0.640%)	6/20/2017	RBS	1.224%	USD	300,000	11,925	0	11,557
Baxter International Inc.	(0.100%)	6/20/2012	BCLY	0.332%	USD	800,000	6,617	0	6,472
Baxter International Inc.	(0.350%)	9/20/2013	BCLY	0.366%	USD	1,200,000	1,855	0	1,050
Campbell Soup Co.	(0.350%)	9/20/2013	UBS	0.363%	USD	500,000	270	0	(66)
Daimler Finance North America	(0.540%)	9/20/2011	BCLY	3.469%	USD	300,000	20,712	0	20,405
Daimler Finance North America	(0.580%)	9/20/2011	BCLY	3.469%	USD	600,000	40,788	0	40,121
Eastman Chemical Co.	(0.650%)	9/20/2013	BCLY	1.739%	USD	500,000	22,322	0	21,699
Fosters Finance Corp.	(2.140%)	12/20/2014	BCLY	1.575%	USD	2,400,000	(69,758)	0	(71,042)
General Mills Inc.	(0.50%)	9/20/2013	BCLY	0.818%	USD	1,200,000	16,209	0	15,059
Goodrich Corp.	(0.510%)	9/20/2016	DUB	0.755%	USD	300,000	4,895	0	4,601
HSBC Finance Corp.	(0.170%)	12/20/2013	BNP	6.954%	USD	300,000	72,154	0	72,059
Ingersoll-Rand Co.	(0.390%)	9/20/2013	DUB	0.980%	USD	4,500,000	112,577	0	109,213
Istar Financial Inc.	(0.370%)	3/20/2011	BCLY	64.701%	USD	300,000	174,785	0	174,575
Motorola Inc.	(3.550%)	12/20/2017	MSC	4.559%	USD	400,000	22,889	0	20,168
Motorola Inc.	(3.600%)	12/20/2017	RBS	4.559%	USD	400,000	21,753	0	18,993
Newell Rubbermaid Inc.	(0.480%)	6/20/2017	UBS	2.700%	USD	200,000	28,075	0	27,891
Newell Rubbermaid Inc.	(0.490%)	6/20/2017	RBS	2.700%	USD	400,000	56,024	0	55,653
Progress Energy Inc.	(0.450%)	9/20/2013	BCLY	0.521%	USD	2,300,000	7,040	2,800	5,056
Race Point CLO	(4.030%)	4/15/2020	MLP	N/A	USD	1,100,000	958,819	8,250	945,028
Race Point CLO	(1.950%)	4/15/2020	MLP	N/A	USD	800,000	644,767	0	640,017
Raytheon Co.	(0.480%)	9/20/2013	BCLY	0.493%	USD	1,000,000	552	0	(368)
Safeway Inc.	(0.350%)	12/20/2012	BCLY	0.888%	USD	2,000,000	38,721	7,500	37,379
Saratoga CLO I Ltd.	(1.880%)	12/15/2019	MLP	31.498%	USD	1,000,000	774,748	6,050	763,279
Saratoga CLO I Ltd.	(3.780%)	12/15/2019	MLP	85.351%	USD	1,100,000	862,279	0	847,451
Schlumberger Ltd.	(0.120%)	6/20/2012	BCLY	2.483%	USD	1,000,000	71,786	0	71,556
Sealed Air Corp.	(0.580%)	9/20/2013	MSC	3.550%	USD	300,000	34,406	0	34,072
Sherwin-Williams Co. (The)	(0.440%)	12/20/2012	BCLY	1.300%	USD	3,500,000	107,395	0	104,443
Target Corp.	(0.110%)	6/20/2012	MSC	1.348%	USD	1,900,000	73,388	0	72,988
TJX Cos. Inc.	(0.330%)	12/20/2012	MSC	1.278%	USD	600,000	20,326	0	19,946
UBS AG	(2.250%)	3/20/2014	BCLY	3.163%	EUR	1,000,000	48,524	0	45,042
Wal-Mart Stores Inc.	(0.240%)	12/20/2012	GSC	1.000%	USD	600,000	16,323	0	16,047

							$4,249,638	$24,600	$4,175,310

Notes to Financial Statements
(continued)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 28,		Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	2009 (3)		Amount (4)	Value	(Received)	(Depreciation)

General Motors Corp.	6.600%	12/20/2012	CSFB	93.310%	USD	$500,000	$(396,482)	$0	$(390,157)
GMAC LLC	3.570%	9/20/2017	MLP	40.490%	USD	4,000,000	(2,112,316)	0	(2,084,946)

							$(2,508,798)	$0	$(2,475,103)

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Upfront
							Premiums	Unrealized
Reference	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Obligation	(Pay) Rate	Date	Counterparty		Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX C07 Index	(1.650%)	12/20/2011	JPM	USD	$1,900,000	$304,281	$(26,445)	$330,726
Dow Jones CDX HVOL7 Index	(0.750%)	12/20/2011	BCLY	USD	5,292,000	249,079	3,141	245,938
Dow Jones CDX HY-10 100 Index	(5.000%)	6/20/2013	BCLY	USD	1,100,000	258,347	24,007	234,340
Dow Jones CDX HY-10 100 Index	(5.000%)	6/20/2013	UBS	USD	1,100,000	258,348	23,341	235,007
Dow Jones CDX HY-8 100 Index	(2.750%)	6/20/2012	MLP	USD	4,489,600	1,229,774	116,961	1,112,813
Dow Jones CDX IG10 10 Year Index	(1.500%)	6/20/2018	GSC	USD	3,318,400	127,459	(114,229)	241,688
Dow Jones CDX IG10 10 Year Index	(1.500%)	6/20/2018	MSC	USD	3,806,400	343,159	(383,556)	726,715
Dow Jones CDX IG9 10 Year Index	(0.800%)	12/20/2012	GSC	USD	10,248,000	375,127	(38,611)	413,738
Dow Jones CDX IG9 10 Year Index	(0.800%)	12/20/2017	MSC	USD	1,942,858	277,267	81,222	196,045

						$3,422,841	$(314,169)	$3,737,010

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Upfront
							Premiums	Unrealized
Reference	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Obligation	Receive Rate	Date	Counterparty		Amount (4)	Value (5)	(Received)	(Depreciation)

ABX.HE AAA 06-2 Index	0.110%	5/25/2046	CSFB	USD	$400,000	$(243,958)	$(84,512)	$(159,446)
ABX.HE AAA 06-2 Index	0.110%	5/25/2046	GSC	USD	10,300,000	(6,281,930)	(2,317,500)	(3,964,430)
Dow Jones CDX IG11 5 Year Index	0.820%	12/20/2012	BCLY	USD	5,153,108	68,591	0	68,591
Dow Jones CDX IG11 5 Year Index	1.500%	12/20/2013	MLP	USD	5,200,000	(149,936)	(27,952)	(121,984)
Dow Jones CDX IG7 10 Year Index	0.650%	12/20/2016	GSC	USD	4,099,200	(427,195)	(327,315)	(99,880)
Dow Jones CDX IG9 5 Year Index	0.820%	12/20/2012	DUB	USD	2,819,625	37,531	0	37,531
Dow Jones CDX IG9 5 Year Index	1.160%	12/20/2012	DUB	USD	5,000,000	7,889	0	7,889
Dow Jones CDX.NA IG11 Index	1.500%	12/20/2013	DUB	USD	2,900,000	(83,617)	(18,169)	(65,448)

						$(7,072,625)	$(2,775,448)	$(4,297,177)

At February 28, 2009, International Fixed Income Investments held the following interest rate swap contracts:

							Unfront
							Premiums	Unrealized
Pay/Receive	Floating	Fixed	Maturity		Notional	Market	Paid/	Appreciation/
Floating Rate	Rate Index	Rate	Date	Counterparty	Amount	Value	(Received)	(Depreciation)

Pay	3-Month Australian Bank Bill	4.500%	12/15/2011	UBS	AUD 23,400,000	$17,878	$(54,859)	$72,737
Pay	3-Month Australian Bank Bill	5.000%	12/15/2011	GSC	AUD 2,100,000	7,813	3,744	4,069
Receive	3-Month Canadian Bank Bill	4.250%	12/20/2013	BOA	CAD 2,500,000	(212,033)	(50,841)	(170,933)
Receive	3-Month Canadian Bank Bill	4.250%	12/20/2013	MLP	CAD 1,700,000	(144,183)	(45,246)	(105,560)
Receive	3-Month Canadian Bank Bill	4.500%	9/20/2037	DUB	CAD 400,000	(37,180)	(4,399)	(35,349)
Pay	6-Month EURIBOR	3.250%	9/15/2012	BCLY	EUR 12,000,000	85,210	17,661	67,549
Pay	6-Month EUR-LIBOR	3.000%	9/16/2011	BCLY	EUR 5,600,000	96,433	70,895	25,538
Pay	6-Month EUR-LIBOR	3.500%	9/16/2014	DUB	EUR 8,200,000	235,698	133,693	102,005

Notes to Financial Statements
(continued)

							Unfront
							Premiums	Unrealized
Pay/Receive	Floating	Fixed	Maturity		Notional	Market	Paid/	Appreciation/
Floating Rate	Rate Index	Rate	Date	Counterparty	Amount	Value	(Received)	(Depreciation)

Pay	6-Month EUR-LIBOR	3.500%	9/16/2014	HSBC	EUR 3,000,000	86,231	78,031	8,200
Receive	6-Month EUR-LIBOR	4.500%	3/18/2014	GSC	EUR 100,000	10,019	(3,326)	13,345
Receive	French CPI Ex-Tobacco Daily reference Index	2.150%	6/15/2012	GSC	EUR 1,300,000	41,641	0	41,640
Pay	6-Month GBP-LIBOR	3.500%	9/16/2014	BCLY	GBP 1,500,000	12,373	20,701	(8,328)
Pay	6-Month GBP-LIBOR	3.500%	9/16/2014	BNP	GBP 1,600,000	13,198	38,527	(25,329)
Pay	6-Month GBP-LIBOR	3.500%	9/16/2014	HSBC	GBP 600,000	4,949	11,690	(6,741)
Pay	6-Month GBP-LIBOR	3.500%	9/16/2014	MSC	GBP 6,200,000	51,141	119,551	(68,410)
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY	GBP 900,000	38,666	(129,421)	168,086
Pay	6-Month JPY-LIBOR	1.000%	12/16/2010	RBS	JPY 3,500,000,000	108,989	32,295	76,694
Pay	6-Month JPY-LIBOR	1.000%	12/16/2010	UBS	JPY 1,750,000,000	54,494	54,396	99
Pay	6-Month JPY-LIBOR	1.043%	12/20/2015	GSC	JPY 870,000,000	302,363	126,714	183,100
Pay	6-Month JPY-LIBOR	1.500%	12/17/2013	RBS	JPY 1,650,000,000	478,147	28,543	449,604
Pay	6-Month JPY-LIBOR	1.500%	6/17/2018	RBS	JPY 260,000,000	76,015	71,483	4,532
Receive	6-Month JPY-LIBOR	2.250%	6/20/2036	MSC	JPY 80,000,000	(91,830)	(4,213)	(89,417)
Receive	6-Month JPY-LIBOR	3.000%	6/20/2036	GSC	JPY 250,000,000	(713,503)	(112,126)	(610,768)
Pay	3-Month STIBOR	4.500%	3/18/2014	GSC	SEK 1,000,000	10,493	(1,040)	11,533
Receive	3-Month USD-LIBOR	3.000%	6/17/2029	RBS	USD 300,000	23,308	(14,025)	37,333
Pay	3-Month USD-LIBOR	4.000%	6/17/2010	BCLY	USD 17,300,000	428,117	119,543	308,574
Pay	3-Month USD-LIBOR	4.000%	6/17/2011	BCLY	USD 49,400,000	2,055,256	844,740	1,210,516
Pay	3-Month USD-LIBOR	4.000%	6/17/2011	RBS	USD 20,400,000	848,729	93,228	755,501
Receive	3-Month USD-LIBOR	4.000%	6/17/2014	MSC	USD 2,300,000	(125,786)	(152,789)	27,003
Receive	3-Month USD-LIBOR	4.000%	2/4/2016	BCLY	USD 300,000	(18,345)	4,875	(23,866)
Receive	3-Month USD-LIBOR	4.000%	6/17/2016	RBS	USD 7,200,000	(378,009)	(540,000)	161,991
Receive	3-Month USD-LIBOR	4.000%	6/17/2019	BCLY	USD 7,200,000	(351,278)	(250,960)	(100,318)
Receive	3-Month USD-LIBOR	4.000%	6/17/2019	CSFB	USD 600,000	(29,273)	(3,381)	(25,892)
Receive	3-Month USD-LIBOR	4.000%	6/17/2019	MLP	USD 14,500,000	(707,435)	478,845	(1,186,280)
Receive	3-Month USD-LIBOR	4.000%	6/17/2019	RBS	USD 5,200,000	(253,701)	102,960	(356,661)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC	USD 2,700,000	(383,458)	(36,720)	(364,102)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP	USD 7,100,000	(1,232,459)	(54,457)	(1,223,665)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MSC	USD 3,400,000	(967,108)	(77,898)	(911,077)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS	USD 3,700,000	(1,052,441)	(255,383)	(820,854)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA	USD 500,000	(142,222)	17,865	(163,302)
Pay	ICAP CMM FRA Fixing Rate	5.500%	5/21/2009	MLP	USD 1,000,000	(120,755)	4,516	(125,271)

						$(1,873,838)	$683,412	$(2,692,474)

At February 28, 2009, International Fixed Income Investments held the following credit default swap contracts:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 28,		Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2009 (3)		Amount (4)	Value	(Received)	(Depreciation)

Ace Ina Holdings Inc.	(0.390%)	6/20/2014	DUB	1.100%	USD	$100,000	$3,435	$0	$3,360
Alcoa Inc.	(0.850%)	3/20/2012	MSC	8.801%	USD	1,000,000	190,851	0	189,222
American General Finance Corp.	(1.830%)	12/20/2017	RBS	24.890%	USD	1,000,000	471,849	0	468,342
Amgen Inc.	(1.000%)	6/20/2018	UBS	0.720%	USD	1,000,000	(19,613)	0	(21,530)
Avnet Inc.	(1.530%)	9/20/2016	UBS	3.213%	USD	300,000	28,813	0	27,933
Bear Stearns & Cos.	(0.760%)	12/20/2017	CSFB	1.402%	USD	1,000,000	46,055	0	44,598

Notes to Financial Statements
(continued)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 28,		Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2009 (3)		Amount (4)	Value	(Received)	(Depreciation)

Bear Stearns & Cos.	(0.810%)	12/20/2017	BNP	1.402%	USD	1,000,000	42,462	0	40,910
Bear Stearns & Cos.	(0.870%)	3/20/2018	DUB	1.402%	USD	3,000,000	116,852	0	111,849
Bear Stearns & Cos.	(1.050%)	3/20/2018	RBS	1.402%	USD	2,000,000	51,497	0	47,472
Capital One Financial Corp.	(0.350%)	9/20/2011	UBS	4.560%	USD	100,000	9,636	0	9,569
Cleveland Electric Illumination	(0.940%)	6/20/2017	RBS	1.125%	USD	1,000,000	12,907	0	11,105
CNA Financial Corp.	(0.440%)	9/20/2011	JPM	4.218%	USD	100,000	8,700	0	8,615
CNAFinancial Corp.	(0.440%)	9/20/2011	JPM	4.218%	USD	100,000	8,700	0	8,615
Computer Sciences Corp.	(1.180%)	3/20/2018	GSC	0.825%	USD	100,000	(2,712)	0	(2,938)
Computer Sciences Corp.	(0.970%)	3/20/2018	BOA	0.825%	USD	1,000,000	(11,091)	0	(12,950)
Covidien International Finance	(0.750%)	12/20/2017	DUB	0.918%	USD	400,000	4,938	0	4,363
Credit Suisse Group Finance	(2.000%)	6/20/2013	DUB	2.165%	USD	700,000	4,402	0	1,563
Daimler Finance North America	(0.620%)	9/20/2011	RBS	3.469%	USD	100,000	6,704	0	6,585
Deutsche Bank AG	(0.950%)	6/20/2013	RBS	1.400%	USD	1,100,000	19,559	0	18,920
Deutsche Bank AG	(0.760%)	9/20/2013	BCLY	1.400%	USD	300,000	7,988	0	7,551
Deutsche Telekom International	(1.180%)	9/20/2018	BCLY	0.809%	USD	500,000	(14,658)	0	(15,788)
Diamond Offshore Drilling Inc.	(0.230%)	6/20/2012	JPM	0.942%	USD	100,000	2,260	0	2,215
DR Horton Inc.	(3.950%)	3/20/2010	RBS	4.894%	USD	200,000	1,887	0	373
GATX Financial Corp.	(0.610%)	3/20/2012	RBS	3.487%	USD	1,000,000	78,681	0	77,522
Globalsantafe Corp.	(0.520%)	6/20/2012	WAC	0.644%	USD	100,000	394	0	295
Goldman Sachs Group Inc.	(1.520%)	6/20/2013	BCLY	2.845%	USD	400,000	20,577	0	19,412
Goldman Sachs Group Inc.	(0.330%)	3/20/2016	BES	2.545%	USD	200,000	25,240	0	25,114
HJ Heinz Finance Co.	(0.370%)	3/20/2012	JPM	0.795%	USD	100,000	1,249	0	1,178
Home Depot Inc.	(1.100%)	3/20/2016	BOA	1.900%	USD	1,000,000	45,888	0	43,779
HSBC Finance Corp.	(0.500%)	6/20/2012	BES	7.555%	USD	200,000	37,708	0	37,516
Istar Financial Inc.	(0.450%)	3/20/2012	CSFB	57.811%	USD	300,000	179,385	0	179,126
Kroger Co. -The)	(0.780%)	9/20/2017	DUB	1.011%	USD	500,000	8,360	0	7,618
Limited Brands Inc.	(3.550%)	9/20/2017	GSC	6.394%	USD	500,000	65,855	0	62,453
Macys Retail Holdings Inc.	(2.530%)	12/20/2016	DUB	7.084%	USD	1,000,000	192,784	0	187,935
Marsh & Mclennan Cos., Inc.	(0.670%)	9/20/2014	DUB	0.768%	USD	1,000,000	4,992	0	3,708
Morgan Stanley	(1.850%)	6/20/2013	RBS	3.862%	USD	300,000	22,240	0	21,177
Nabors Industries Inc.	(0.630%)	3/20/2018	DUB	3.920%	USD	1,000,000	205,140	0	203,933
National Grid PLC	(0.210%)	6/20/2011	BCLY	2.180%	USD	300,000	13,009	0	12,889
Norfolk Southern Corp.	(0.450%)	9/20/2014	BCLY	1.016%	USD	1,000,000	28,802	0	27,940
Pearson Dollar Finance PLC	(0.540%)	6/20/2014	MSC	0.884%	USD	1,000,000	16,661	0	15,626
Prologis	(1.480%)	12/20/2015	BOA	15.852%	USD	1,000,000	391,239	0	388,402
Ryder System Inc.	(0.110%)	3/20/2009	BCLY	1.648%	USD	200,000	184	0	142
Sealed Air Corp.	(0.200%)	6/20/2009	BCLY	3.534%	USD	200,000	2,102	0	2,026
Simon Property Group LP	(1.470%)	12/20/2016	GSC	5.557%	USD	500,000	103,614	0	102,205
Starwood Hotels & Resorts World	(1.490%)	6/20/2018	BOA	6.590%	USD	1,000,000	262,889	0	260,033
Tate & Lyle International	(0.510%)	12/20/2014	DUB	1.527%	USD	100,000	5,176	0	5,078
UBS AG	(3.300%)	9/20/2009	BCLY	3.915%	USD	200,000	664	0	334
UBS AG	(2.150%)	12/20/2013	BCLY	3.163%	USD	900,000	46,540	0	41,641
UBS AG	(2.350%)	3/20/2014	BCLY	3.163%	USD	2,600,000	89,054	0	82,434
UST Inc.	(0.720%)	3/20/2018	GSC	0.596%	USD	500,000	(4,832)	0	(5,522)
XL Capital Finance Europe PLC	(0.310%)	3/20/2012	BCLY	10.983%	USD	100,000	23,980	0	23,921

							$2,858,996	$0	$2,787,869

Notes to Financial Statements
(continued)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		February 28,		Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	2009 (3)		Amount (4)	Value	(Received)	(Depreciation)

Fedrative Republic of Brazil	1.380%	8/20/2011	MSC	3.309%	USD	$2,000,000	$(95,069)	$0	$(94,379)
Fedrative Republic of Brazil	1.350%	8/20/2011	JPM	3.309%	USD	2,000,000	(96,710)	0	(96,037)
Ford Motor Credit Co.	3.950%	12/20/2012	BOA	25.104%	USD	200,000	(85,830)	0	(84,316)
Gaz Capital SA	1.680%	4/20/2009	MSC	14.240%	USD	500,000	(8,920)	0	(5,840)
Gaz Capital SA	1.710%	4/20/2009	MSC	14.240%	USD	100,000	(1,780)	0	(1,153)
Gazprom	0.610%	5/20/2012	MLP	11.503%	USD	200,000	(53,062)	0	(52,719)
General Electric Capital Corp.	0.900%	3/20/2009	BOA	9.264%	USD	500,000	(2,416)	0	(1,554)
General Electric Capital Corp.	1.320%	3/20/2013	GSC	7.535%	USD	600,000	(112,967)	0	(111,449)
GMAC LLC	8.850%	3/20/2009	BOA	42.820%	USD	500,000	(9,642)	0	(1,160)
GMAC LLC	7.750%	3/20/2009	GSC	42.820%	USD	200,000	(3,989)	0	(1,018)
HSBC Finance Corp.	1.500%	6/20/2010	GSC	8.935%	USD	1,300,000	(117,994)	0	(114,256)
Royal Bank Of Scotland PLC	1.650%	3/20/2013	BCLY	1.728%	EUR	600,000	(2,138)	0	264
RSHB Capital SA	0.820%	5/20/2012	GSC	10.259%	USD	300,000	(72,801)	0	(72,111)
SLM Corp.	3.050%	3/20/2009	DUB	28.729%	USD	200,000	(2,939)	0	(1,770)
SLM Corp.	3.700%	3/20/2009	GSC	28.729%	USD	200,000	(2,861)	0	(1,443)
SLM Corp.	0.700%	6/20/2012	GSC	18.950%	USD	100,000	(34,440)	0	(34,306)

							$(703,558)	$0	$(673,247)

Credit Default Swaps on Credit Indices - Buy Protection (1)

							Upfront
							Premiums	Unrealized
Reference	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Obligation	(Pay) Rate	Date	Counterparty		Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX IG8 10 Year Index	(0.600%)	6/20/2017	DUB	USD	$2,440,000	$229,812	$16,106	$213,706
Dow Jones CDX IG8 10 Year Index	(0.600%)	6/20/2017	GSC	USD	15,518,400	1,461,605	160,217	1,301,388
Dow Jones CDX IG9 10 Year Index	(0.800%)	12/20/2017	DUB	USD	1,171,200	97,859	43,894	53,965
Dow Jones iTraxx 6H14 Index	(0.850%)	12/20/2016	BCLY	EUR	200,000	28,648	(1,462)	30,110
Dow Jones iTraxx 6HIVOL Index	(0.850%)	12/20/2016	JPM	EUR	100,000	14,297	(763)	15,060

						$1,832,221	$217,992	$1,614,229

Credit Default Swaps on Credit Indices - Sell Protection (2)

Upfront
							Premiums	Unrealized
Reference	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Obligation	Receive Rate	Date	Counterparty		Amount (4)	Value (5)	(Received)	(Depreciation)

ABX.HE AA 06-1 Index	0.320%	7/25/2045	CSFB	USD	$400,000	$(311,879)	$(120,000)	$(191,879)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Notes to Financial Statements
(continued)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Counterparty Abbreviations:

BCLY	Barclays Bank PLC
BES	Bear Stearns & Co., Inc.
BNP	BNP Paribas Bank
BOA	Bank of America
BSN	Bank of Nova Scotia
CSFB	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	J.P. Morgan Chase & Co.
LEH	Lehman Brothers, Inc.
MLP	Merrill Lynch & Co., Inc.
MSC	Morgan Stanley
RBS	Royal Bank of Scotland PLC
UBS	UBS Securities LLC
WAC	Wachovia Bank N.A.
SSB	State Street Corp.

At February 28, 2009, Core Fixed Income Investments and International Fixed Income Investments had total net unrealized appreciation (depreciation) of ($551,597) and $844,498, respectively, from swap contracts.

At February 28, 2009, Core Fixed Income Investments and International Fixed Income Investments held collateral in the amount of $6,715,000 and $2,353,500, respectively, for the open futures contracts, open swaps contracts and TBA’s.

During the six months ended February 28, 2009, Core Fixed Income Investments entered into mortgage dollar roll transactions in the aggregate amount of $1,075,680,000.

At February 28, 2009, Core Fixed Income Investments had outstanding mortgage dollar rolls with a total cost of $2,706,199.

For the six months ended February 28, 2009, Core Fixed Income Investments recorded interest income of $2,669 related to such mortgage rolls.

4.	Shares of Beneficial Interest

At February 28, 2009, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At February 28, 2009, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Notes to Financial Statements
(continued)

Transactions in shares of each Fund were as follows:

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008

Large Capitalization Growth Investments
Shares sold	24,353,591	40,363,948
Shares issued on reinvestment	3,307,213	2,578,679
Shares repurchased	(32,493,718)	(51,342,800)

Net (Decrease)	(4,832,914)	(8,400,173)

Large Capitalization Value Equity Investments
Shares sold	36,325,255	76,759,909
Shares issued on reinvestment	6,878,773	16,613,900
Shares repurchased	(42,758,101)	(34,805,302)

Net Increase	445,927	58,568,507

Small Capitalization Growth Investments
Shares sold	4,926,995	11,363,767
Shares repurchased	(7,447,475)	(6,872,593)

Net Increase (Decrease)	(2,520,480)	4,491,174

Small Capitalization Value Equity Investments
Shares sold	9,450,726	13,787,677
Shares issued on reinvestment	2,507,142	4,865,741
Shares repurchased	(12,397,063)	(9,141,722)

Net Increase (Decrease)	(439,195)	9,511,696

International Equity Investments
Shares sold	15,786,527	41,065,929
Shares issued on reinvestment	12,279,424	9,999,535
Shares repurchased	(38,410,157)	(39,132,746)

Net Increase (Decrease)	(10,344,206)	11,932,718

Emerging Markets Equity Investments
Shares sold	18,692,626	19,743,741
Shares issued on reinvestment	2,345,510	2,677,206
Shares repurchased	(11,190,132)	(8,757,028)

Net Increase	9,848,004	13,663,919

Core Fixed Income Investments
Shares sold	24,976,655	65,445,760
Shares issued on reinvestment	4,582,033	5,782,836
Shares repurchased	(43,456,501)	(59,659,102)

Net Increase (Decrease)	(13,897,813)	11,569,494

High Yield Investments
Shares sold	8,594,747	21,582,696
Shares issued on reinvestment	1,838,491	2,416,831
Shares repurchased	(9,105,218)	(11,158,077)

Net Increase	1,328,020	12,841,450

Notes to Financial Statements
(continued)

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008

International Fixed Income Investments
Shares sold	6,965,795	20,900,311
Shares issued on reinvestment	2,869,631	543,508
Shares repurchased	(13,878,425)	(9,713,574)

Net Increase (Decrease)	(4,042,999)	11,730,245

Municipal Bond Investments
Shares sold	2,882,837	8,055,503
Shares issued on reinvestment	182,992	361,928
Shares repurchased	(4,781,636)	(4,912,524)

Net Increase (Decrease)	(1,715,807)	3,504,907

Money Market Investments
Shares sold	105,494,371	313,671,074
Shares issued on reinvestment	607,944	5,611,668
Shares repurchased	(117,349,240)	(293,446,441)

Net Increase (Decrease)	(11,246,925)	25,836,301

5.	Dividends Subsequent to February 28, 2009

Subsequent to the fiscal year end, the Funds made the following distributions:

Record Date	Core Fixed Income	High Yield	Municipal Bond	Money Market
Payable Date	Investments	Investments	Investments	Investments

3/30/09-3/31/2009	$0.035317	$0.031327	$0.029030	$0.000299

6.	Capital Loss Carry forward

As of August 31, 2008, the Funds had the following net capital loss carryforwards remaining:

	Large	Large	Small	Small
	Capitalization	Capitalization	Capitalization	Capitalization
	Growth	Value Equity	Growth	Value Equity	International	Emerging Markets
Year of Expiration	Investments	Investments	Investments	Investments	Equity Investments	Equity Investments

8/31/2010	—	—	$(44,418,868)	—	—	—
8/31/2011	—	—	(191,873,306)	—	—	—
8/31/2012	—	—	—	—	—	—

	—	—	$(236,292,174)	—	—	—

Notes to Financial Statements
(continued)

	Core Fixed		International Fixed
	Income	High Yield	Income	Municipal Bond	Money Market
Year of Expiration	Investments	Investments	Investments	Investments	Investments

8/31/2009	—	$(2,126,396)	—	$(1,249,410)	$(10,924)
8/31/2010	—	(45,159,946)	—	—	—
8/31/2011	—	(37,864,134)	—	—	—
8/31/2012	—	—	—	—	—
8/31/2013	—	—	—	—	—
8/31/2014	—	(1,114,740)	$(242,180)	(45,465)	—
8/31/2015	—	—	(875,063)	(55,354)	—
8/31/2016	—	—	(690,526)	—	—

	—	$(86,265,216)	$(1,807,769)	$(1,350,229)	$(10,924)

These amounts will be available to offset any future taxable capital gains.

7.	Regulatory Matters

On November 13, 2008, in connection with the settlement of a civil action arising out of an investigation by the U.S. Securities and Exchange Commission (the “Commission”) into Citigroup Global Markets, Inc.’s (“CGMI” or “Firm”), an affiliate of Citigroup Investment Advisory Services (“CIAS”), underwriting, marketing, and sale of auction rate securities (“ARS”), CGMI, without admitting or denying the allegations of the Commission’s complaint, except as to those relating to personal and subject matter jurisdiction, which were admitted, consented to the entry in the civil action of a Judgment As To Defendant Citigroup Global Markets Inc. (the “Judgment”). Thereafter, on December 11, 2008, the Commission filed its civil action in the federal district court for the Southern District of New York (the “Court”). The Judgment, which was entered on December 23, 2008: (i) permanently enjoined CGMI from directly or indirectly violating Section 15(c) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”); (ii) provides that, upon later motion of the Commission, the Court shall determine whether it is appropriate to order that CGMI pay a civil penalty pursuant to Section 21(d)(3) of the Exchange Act, and if so, the amount of the civil penalty; and (iii) ordered that CGMI’s Consent be incorporated into the Judgment and that CGMI comply with all of the undertakings and agreements set forth in the Consent, which include an offer to buy back at par certain ARS from certain customers. The Commission’s Complaint alleged that: (1) CGMI misled tens of thousands of its customers regarding the fundamental nature of and risks associated with ARS that CGMI underwrote, marketed, and sold; (2) through its financial advisers, sales personnel, and marketing materials, CGMI misrepresented to customers that ARS were safe, highly liquid investments comparable to money market instruments; (3) as a result, numerous CGMI customers invested in ARS funds they needed to have available on a short-term basis; (4) in mid-February 2008, CGMI decided to stop supporting the auctions; and (5) as a result of the failed auctions, tens of thousands of CGMI customers held approximately $45 billion of illiquid ARS, instead of the liquid short-term investments CGMI had represented ARS to be. CGMI reached substantially similar settlements with the New York Attorney General (the “NYAG”) and the Texas State Securities Board (the “TSSB”), although those settlements were administrative in nature and neither involved the filing of a civil action in state court. The settlements with the NYAG and the TSSB differed somewhat from the settlement with the SEC in that the state settlements: (1) made findings that CGMI failed to preserve certain recordings of telephone calls involving the ARS trading desk; and (2) require CGMI to refund certain underwriting fees to certain municipal issuers. In addition, as part of the settlement with New York, CGMI paid a civil penalty of $50 million. CGMI also has agreed in principle to pay to states other than New York with which it enters into formal settlements a total of $50 million. CGMI paid $3.59 million of this $50 million to Texas as part of the settlement with that state. CGMI expects it will reach settlements with the remaining states.

Notes to Financial Statements
(continued)

***

On July 13, 2007, the New York Stock Exchange, LLC (“NYSE”) issued a Hearing Board Decision in connection with the settlement of an enforcement proceeding by NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) against CGMI, the investment adviser to the Trust, relating to the practice of market timing in proprietary and non-proprietary mutual funds by financial advisors (“FAs”) at the Firm.

The decision concerned the Firm’s failure to supervise adequately its branch offices and certain registered representatives who engaged in deceptive mutual fund market timing on behalf of some customers during the period from January 2000 through April 2003. The decision notes that market timing occurred in the Firm’s proprietary funds, which include the Funds of the Trust, as well as in non-proprietary funds. Between 1998 and May 2000, the Firm made an effort to end market timing in its proprietary funds and its fee-based mutual fund trading programs, including TRAK. Market timing by CGMI FAs in proprietary funds was largely ended by late 2001 or early 2002. The decision finds that the Firm failed to supervise its FAs adequately and failed to maintain books and records of the trading in mutual fund sub-accounts. Further, the NYSE found that while the Firm had policies in place to address market timing, such policies were ineffective to stop certain FAs from market timing and were inadequately enforced. The decision cited three CGMI branches in particular for the most serious conduct, and noted that six branches accounted for over 40% of all market-timing transactions. The NYSE noted the Firm’s cooperation during the course of the investigation.

Without admitting or denying guilt, the Firm consented to a finding that it had violated NYSE Rule 342 by failing to reasonably supervise certain business activities and to establish and maintain appropriate procedures for supervision and control with respect to trading of mutual funds and mutual fund-like sub-accounts of variable annuities; violated NYSE Rules 401(a) and 476(a) by failing to prevent certain brokers from engaging in violative market timing of mutual funds, including use of deceptive practices related to market timing of mutual funds; and violated Section 17(a) of the Securities Exchange Act of 1934, Rules 17a-3 and 17a-4 thereunder, and NYSE Rule 440 by failing to make or preserve accurate books and records reflecting or relating to order communication and entry time for mutual fund shares, rejection or cancellation of trades related to market timing, and orders or confirmations for transactions executed by Firm employees in variable annuity products sub-accounts held away from the Firm.

The Firm consented to the imposition of a penalty consisting of censure and a payment of $50,000,000, to be distributed as follows: (a) $35,000,000 is to be placed in a distribution fund as disgorgement; (b) a penalty of $10,000,000, of which $5,000,000 is to be paid directly to NYSE Regulation and $5,000,000 is to be placed directly in the distribution fund; and (c) a penalty of $5,000,000 which is to be paid to the State of New Jersey.

The Firm is required to retain, within 90 days of the date on which the Hearing Board Decision becomes final, an Independent Distribution Consultant not unacceptable to NYSE Regulation, who will develop a distribution plan for the distribution of the disgorgement amount and internal earnings thereon, according to a methodology developed by the Firm and not unacceptable to NYSE Regulation. To the extent feasible, this disgorgement amount shall go first to the Firm’s customers who during the period January 2000 through September 2003 invested long-term in the mutual funds that were the subject of the market timing, with any funds not distributed to be paid to NYSE Regulation. Investors who held shares in the funds during the relevant time period may be eligible to receive a portion of such distributions and will be notified of such eligibility as the distribution plan proceeds. Although there can be no assurance, the manager does not believe that this matter will have a material adverse affect on the Trust.

***

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including Smith Barney Fund Management, LLC (“SBFM”), to Legg Mason. The Trust was not included in the sale.

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM, at the time a division of Citigroup, and currently, a wholly-owned subsidiary of Legg Mason and the then-investment adviser or manager to the Fund, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

Notes to Financial Statements
(continued)

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

8.	Legal Matters

Beginning in August 2005, five putative class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as advisor to the Funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On December 28, 2005, the five actions were consolidated in Federal District Court in the Southern District of New York. On April 17, 2006, the Court appointed a lead plaintiff and lead counsel, who filed a consolidated, amended complaint on June 2, 2006. The consolidated, amended complaint alleged violations of federal securities laws and added as defendants two former SBFM executives, Thomas Jones and Lewis Daidone. On October 3, 2006, the Defendants filed a motion and supporting memorandum to dismiss all of these claims. On November 28, 2006, plaintiffs filed a memorandum in opposition to Defendants’ motion to dismiss, and Defendants filed a reply brief on December 19, 2006. Oral arguments on the motion to

Notes to Financial Statements
(continued)

dismiss occurred on February 1, 2007. On September 26, 2007, the district court issued an order granting defendants’ motion to dismiss. The order gave plaintiffs through and including October 19, 2007, to replead the one claim that was dismissed without prejudice, but plaintiffs chose not to do so. However, plaintiffs appealed the dismissal of their remaining claims with prejudice, and the appeal has been fully briefed and argued.

CGM believes that resolution of the pending lawsuits will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

9.	Other Matters

On January 13, 2009, Morgan Stanley and Citigroup announced a definitive agreement to combine Morgan Stanley’s Global Wealth Management Group and Citigroup’s Smith Barney, Quilter in the UK, and Smith Barney Australia into a new joint venture to be named Morgan Stanley Smith Barney LLC. Under the terms of the agreement, Citigroup will exchange 100 percent of its Smith Barney, Smith Barney Australia and Quilter units for a 49 percent stake in the joint venture and an upfront cash payment of $2.7 billion. Morgan Stanley will exchange 100 percent of its Global Wealth Management business for a 51 percent stake in the joint venture. After year three, Morgan Stanley and Citigroup will have various purchase and sale rights for the joint venture, but Citigroup will continue to own a significant stake in the joint venture at least through year five. When completed, the joint venture will constitute a “change of control” of the Manager under applicable provisions of the 1940 Act. The 1940 Act provides that a “change of control” of a fund’s adviser or sub-adviser results in an “assignment,” and a consequent automatic termination, of an investment advisory agreement between a fund and its adviser or sub-adviser, as the case may be. The Trust will convene a special meeting of shareholders to consider a new investment advisory agreement relating to the change of control of Citigroup Investment Advisory Services Inc.

***

On November 24, 2008, Citigroup announced it reached an agreement with the U.S. Treasury, the Federal Reserve Board and the Federal Deposit Insurance Corporation (FDIC) to add $40 billion of capital benefit to Citigroup through a government guarantee on $306 billion of its assets and through the issuance of preferred stock and a warrant. A summary of the terms of the eligible asset guarantee, the preferred stock and the warrant was filed on November 26, 2008 with the SEC on Citigroup’s Form 8-K.

***

U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds

Money Market Investments (the “Money Market Fund”) currently participates in the United States Treasury Department’s (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”). The Treasury has extended the Program until September 18, 2009, and the Money Market Fund has filed an extension notice with the Treasury in order to continue participating in the Program. The Program is due to expire on September 18, 2009.

Under the Program, the Treasury will guarantee the share price of shares of the Money Market Fund held by shareholders as of September 19, 2008, at $1.00 per share if the Money Market Fund’s net asset value per share falls below $0.995 (a “Guarantee Event” ) and the Money Market Fund liquidates. Recovery under the Program is subject to certain conditions and limitations, including the following: (1) for shareholders of the Money Market Fund, the Program provides a guarantee for the lesser of (a) the number of Money Market Fund Shares owned by the shareholder at the close of business on September 19, 2008, or (b) the number of Money Market Fund Shares owned by the shareholder on the date of a Guarantee Event; (2) the total amount of coverage available for all participants in the Program is limited to the amount of funds available under the

Notes to Financial Statements
(continued)

Federal Exchange Stabilization Fund at the time of a Guarantee Event (currently approximately $50 billion); and (3) in order to recover, a Guarantee Event must occur during the term of the Program.

Money Market Fund Shares acquired by investors after September 19, 2008, that increase the number of Money Market Fund Shares the investor held at the close of business on September 19, 2008, are not eligible for protection under the Program. In addition, Money Market Fund Shares acquired by investors who did not hold Money Market Fund Shares at the close of business on September 19, 2008, are not eligible for protection under the Program.

Participation in the Program extension required a payment of a participation fee to the Treasury. This expense was borne by the Money Market Fund without regard to any expense limitation currently in effect for the Money Market Fund.

Please visit the Treasury’s website at http://www.ustreas.gov, for more information about the Program.

10.	Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for the Funds will be September 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Trust has reviewed the tax position of the Funds for each of the three open tax years as of August 31, 2008, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

* * *

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management of the Trust believes the adoption of FAS 157 will have no material impact on its financial statements.

* * *

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Funds invest in derivative instruments, the accounting treatment of fund derivatives and the effect derivatives have on financial performance. Management is currently evaluating the effect the adoption of SFAS 161 will have on the Funds’ financial statement disclosures.

* * *

In September 2008, FASB Staff Position 133-1 and Fin 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives. Management is currently evaluating the impact the adoption of the Amendment will have on the Funds’ financial statement disclosures.

Notes to Financial Statements
(continued)

11.	Subsequent Events

Effective March 18, 2009, Frontier Capital Management Co., LLC commenced managing assets for Large Capitalization Growth Investments. Also effective March 18, 2009, Artisan Partners Limited Partnership commenced managing assets for Large Capitalization Value Equity Investments.

Board Approval of Management Agreement and Investment Advisory Agreements
(unaudited)

Approval of Subadvisory Agreements

At a meeting held in person on December 3, 2008, the Board of Trustees, including a majority of the Board Members who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)(“Independent Trustees”), of the Trust or the Manager, approved three new investment advisory agreements (“Subadvisory Agreements”) each for an initial two-year period with Frontier Capital Management Co., LLC, on behalf of Large Capitalization Growth Investments; Cullen Capital Management, LLC and Artisan Partners Limited Partnership, both on behalf of Large Capitalization Value Equity Investments (collectively, the “New Sub-advisers”).

The Independent Trustees met separately in a private session with their independent legal counsel, at which no representative of management was present, and were advised by independent legal counsel throughout the process. Following the closed session, the Board approved the Subadvisory Agreements.

To assist the Board in its consideration of the Subadvisory Agreements, the Manager provided materials and information about the New Sub-advisers, including financial condition, asset management capabilities and organization. The materials and information were provided in advance of and at the in person meeting. Representatives from each of the New Sub-advisers also made a presentation to and responded to questions from the Board.

In their deliberations concerning the Subadvisory Agreements, among other things, the Board considered:

(i) that the Manager conducted a thorough search process in selecting the New Sub-advisers, including a review of the universe of large capitalization equity sub-advisers, including managers that had a recommended opinion from the Manager’s research department, eventually narrowing the search through discussions with research personnel and eliminating candidates with potential affiliation problems;

(ii) the New Sub-advisers met all qualitative and quantitative requirements and was “recommended” by the Manager’s research department;

(iii) the history, reputation, qualification and background of the New Sub-advisers, as well as the adviser’s personnel and financial conditions;

(iv) the experience of key personnel in institutional investing and the quality of services that they would be expected to provide the Funds;

(v) the investment performance;

(vi) the level of assets under management;

(vii) that each of the New Sub-advisers’ Rule 38a-1 policies and procedures were found to be in compliance with the Rule;

(viii) the fee and expense ratios of comparable mutual funds;

(ix) that the terms of the Subadvisory Agreements were substantially similar in all respects to the agreements between the additional investment advisers to the Funds, except with respect to fees.

The Board concluded that, overall, the nature, extent and quality of services expected to be provided under the Subadvisory Agreements were acceptable. The Subadvisory Agreement with Cullen Capital Management, LLC became effective on November 20, 2008; the Subadvisory Agreement with Frontier Capital Management Co., LLC became effective on January 7, 2009; and the Subadvisory Agreement with Artisan Partners Limited Partnership became effective on January 8, 2009.

***

Effective January 1, 2009, the portfolio management team at Standish Mellon Asset Management Company LLC (“Standish Mellon”) responsible for Money Market Investments moved to its affiliate, The Dreyfus Corporation (“Dreyfus”). Both entities are wholly-owned subsidiaries of The Bank of New York Mellon Corporation. As a result of this move, at a meeting held in person on December 3, 2008, the Board of Trustees, including a majority of the Independent Trustees of the Trust approved a

Board Approval of Management Agreement and Investment Advisory Agreements
(unaudited) (continued)

new investment advisory agreement (“Subadvisory Agreement”) to retain Dreyfus in place of Standish Mellon, on behalf of Money Market Investments. The Subadvisory Agreement with Dreyfus became effective on January 2, 2009, and is subject to the same terms and conditions as the investment advisory agreement with Standish Mellon, on behalf of Money Market Investments. The Board of Trustees will determine whether to renew the Subadvisory Agreement at a meeting scheduled for May 27, 2009.

***

At a meeting held in person on February 19, 2009, the Board of Trustees, including a majority of the Board Members who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)(“Independent Trustees”), of the Trust, re-approved for an annual period an investment advisory agreement (“Subadvisory Agreement”) with Metropolitan West Asset Management LLC (“MetWest”), on behalf of Core Fixed Income Investments (“Fund”).

The Independent Trustees met separately in a private session with their independent legal counsel, at which no representative of management was present, and were advised by independent legal counsel throughout the process. Following the closed session, the Board approved the Subadvisory Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to re-approve the Subadvisory Agreement.

Nature, Extent and Quality of the Services Under the Subadvisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by MetWest, during the meeting and during past year. The Board reviewed information received from the Manager regarding the review of MetWest compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Subadvisory Agreement were adequate and appropriate.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fees (the “Contractual Management Fees”) payable by the Fund to MetWest. In addition, the Board noted that the compensation paid to MetWest is paid by the Manager, not the Fund, and, accordingly, that the retention of MetWest does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

The Board received and considered information about the Fund’s Contractual Management Fees and the Fund’s overall expenses. The Board also considered and discussed information about other accounts managed by MetWest, and, in this connection, the amount of the Contractual Management Fees retained by the Manager.

The Board concluded that the fee paid by the Fund to the Adviser and the fees paid by the Adviser to MetWest were reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Adviser and MetWest from the relationship with the Fund.

Other Benefits to the Manager and the Sub-adviser

The Board considered other benefits received by the Manager, MetWest, and its affiliates as a result of its relationship with the Fund, including receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Additional Information
(unaudited)

Trustees and Officers of the Trust

Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Funds’ distributor, investment advisers, custodian and transfer agent. The day-to-day operations of the Funds are delegated to the Funds’ Manager, The Consulting Group, a division of Citigroup Investment Advisory Services Inc. (“CIAS”)

The names of the Trustees and officers of the Trust, together with information as to their principal business occupations, are set forth below. The officers of the Trust are employees of organizations that provide services to the Funds. Each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), is indicated by a double asterisk.

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Fund	Served	During Past Five Years	by Trustee	Held by Trustee

Non-Interested Trustees
Armon E. Kamesar 7328 Country Club Drive La Jolla, CA 92037 Birth Year: 1927	Chairman and Trustee	Since 1994	Group Chairman, Vistage International (organization of chief executives).	11	None

Walter E. Auch 6001 N. 62nd Place Paradise Valley, AZ 85253 Birth Year: 1921	Trustee	Since 2006; Mr. Auch previously served as a Trustee of the Trust from 1991 to December 2001.	Retired.	11	Trustee Emeritus, Nicholas Applegate Funds; Trustee, UBS Funds; Director, US Bancorp Advisory Group; Director, Sound Surgical Technologies LLC
Adela Cepeda c/o The Consulting Group 222 Delaware Avenue Wilmington, DE 19801 Birth Year: 1958	Trustee	Since 2008	President, A.C. Advisory, Inc. (1995-present)	11	Director, Amalgamated Bank of Chicago; Trustee, MGI Funds (Mercer); Trustee, UBS Funds; Director, Ft. Dearborn Income Securities
H. John Ellis 858 E. Crystal Downs Drive Frankfort, MI 49635 Birth Year: 1927	Trustee	Since 1999	Retired.	11	None

Stephen E. Kaufman Stephen E. Kaufman, P.C. 277 Park Avenue, 47th Fl. New York, NY 10172 Birth Year: 1932	Trustee	Since 1991	Attorney, Stephen E. Kaufman, P.C. (1957-present).	11	None

Additional Information
(unaudited) (continued)

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Fund	Served	During Past Five Years	by Trustee	Held by Trustee

John J. Murphy 268 Main Street Gladstone, NJ 07934 Birth Year: 1944	Trustee	Since 2006	Founder and Senior Principal, Murphy Capital Management (investment management).	11	Trustee, Nicholas Applegate Institutional Funds; Trustee, Legg Mason Partners Equity Trust; Trustee Legg Mason Partners Variable Equity Trust; Trustee, UBS Funds

Mark J. Reed 101 S. Hanley Rd., Suite 1260 St. Louis, MO 63105 Birth Year: 1964	Trustee	Since 2007	Managing Director and Chief Compliance, Officer, Bush O’Donnell Investment Advisors, Inc., (1988-present).	11	None

Interested Trustees:

Laurie A. Hesslein** Citigroup Global Markets Inc. (“CGM”) 388 Greenwich St., 19th Fl. New York, NY 10026 Birth Year: 1959	Trustee	Since 2006	Managing Director, Productivity Improvement and Re-engineering, Citigroup, Inc. (2008-present), Managing Director, Chief Administrative Officer, Private Client Group, Citi Smith Barney (2004-2008); Managing Director, Investment Products, Private Client Group, Smith Barney (2003-2006); Director and member of the Audit Committee, CitiStreet, Retirement Plan Record Keeper (2002-2008); Interested Director (2000-present), Vice President (2000-2009) and President (2009-present) of a 501(c)(3) public charity which hosts Citi Impact Funding Trust (Citi GIFT), a donor advised fund.	11	None

W. Thomas Matthews** CGM 453 Banks Mill Road Aiken, SC 29801 Birth Year: 1949	Trustee	Since 2006	Retired; Advisor, Smith Barney (2005-2007); previously, President and Chief Executive Officer, Smith Barney (2002-2005).	11	None

Additional Information
(unaudited) (continued)

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Fund	Served	During Past Five Years	by Trustee	Held by Trustee

Officers:

James J. Tracy CGM 787 Seventh Avenue, 15th Floor New York, NY 10019 Birth Year: 1957	Chief Executive Officer and President	Since 2007	Executive Vice President and Director of Business Development for Citi Global Wealth Management and the Director of Smith Barney’s Investment Advisory Services (“IAS”), oversees the Consulting Group, Portfolio Management Group, Smith Barney Advisor Program and Citi Institutional Consulting (2008-present); previously Great Lakes Regional Director, Smith Barney Private Client Group (2000-2006).	N/A	N/A

James F. Walker CGM 787 Seventh Avenue 32nd Floor New York, NY 10019 Birth Year: 1963	Chief Financial Officer and Treasurer	Since 2007	Managing Director, CGM; Chief Operating Officer, IAS, Smith Barney (2006-present); previously Chief Administrative Officer, Merrill Lynch Global Private Client group since prior to 2002.	N/A	N/A

Marc Brookman CGM 787 Seventh Avenue, 32nd Floor New York, NY 10019 Birth Year: 1963	Chief Administrative Officer	Since 2008	Managing Director, IAS, Citi Global Wealth Management; Director Product Development and Management (2005-present). Previously, Managing Director, Head of Retirement Services, Citigroup Asset Management (2004-2005); and Head of Global Institutional Sales, New York Life Investment Management (1998-2004).	N/A	N/A

Additional Information
(unaudited) (continued)

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Fund	Served	During Past Five Years	by Trustee	Held by Trustee

Paul F. Gallagher CGM 222 Delaware Avenue 7th Floor Wilmington, DE 19801 Birth Year: 1959	Chief Legal Officer and Secretary	Since 2007	Director and Associate General Counsel, CGM (2006-present); previously, Senior Vice President and General Counsel, ICMA Retirement Corporation (2004-2006).	N/A	N/A

Dominic Maurillo CGM 787 Seventh Avenue 32nd Floor New York, NY 10019 Birth Year: 1967	Chief Operating Officer	Since 2007	Senior Vice President, CGM (2009-present); First Vice President, CGM (2007-2008); previously, Senior Vice President, D.F. King & Co., Inc. (1994-2007).	N/A	N/A

Steven Hartstein CGM 480 Washington Blvd, 19th Floor Jersey City, NJ 07310 Birth Year: 1963	Chief Compliance Officer	Since 2006	Director, CGM and Assistant Director, IAS Compliance, Smith Barney (2008-present); previously Senior Vice President, CGM and Assistant Director, IAS Compliance, Smith Barney (2006-2007); Senior Compliance Officer, Mercer Investment Consulting and Mercer Global Investments (2004-2006); Director and Senior Compliance Officer, UBS Global Asset Management (2002-2004).	N/A	N/A

Additional Information
(unaudited) (continued)

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Fund	Served	During Past Five Years	by Trustee	Held by Trustee

Carmen Z. Menendez-Puerto CGM 485 Lexington Ave. New York, NY 10017 Birth Year: 1961	Chief Anti- Money Laundering Compliance Officer	Since 2006	Managing Director, CGM (2007-present); Director, Smith Barney Anti-Money Laundering program (2005-present); previously Director, CGM (2005-2006); Senior Vice President, CGM (2003-2004), First Vice President, Citibank Global Relationship Bank (2002-2003); Director, Smith Barney Equity Research Compliance (2003-2005).	N/A	N/A

Israel Grafstein CGM 485 Lexington Ave. New York, NY 10017 Birth Year: 1974	Assistant Secretary	Since 2006	Senior Vice President and Associate General Counsel, CGM (2008-present); previously First Vice President and Associate General Counsel, CGM (2006-2007); Legal Counsel, Credit Suisse Asset Management (2005); Associate at Herrick, Feinstein LLP (2004-2005); Regulatory Attorney, State of New Jersey Attorney General’s Office (2003-2004).	N/A	N/A

LeRoy T. Pease III The Consulting Group 222 Delaware Avenue Wilmington, DE 19801 Birth Year: 1958	Vice President and Investment Officer	Since 1996	Senior Vice President, CGM.	N/A	N/A

Mark C. Kennard The Consulting Group 222 Delaware Avenue Wilmington, DE 19801 Birth Year: 1958	Vice President and Investment Officer	Since 2004	Senior Vice President, CGM; previously, Strategy Analyst, Smith Barney (1992-2007).	N/A	N/A

Stephen M. Hagan The Consulting Group 222 Delaware Avenue Wilmington, DE 19801 Birth Year: 1968	Investment Officer	Since 1997	Director, CGM (2008-present); previously, Senior Vice President, CGM (2006-2007); First Vice President, CGM (2002-2005).	N/A	N/A

Additional Information
(unaudited) (continued)

		Term of		Number of
		Office*		Portfolios
		and		in Fund
	Position(s)	Length		Complex	Other Board
Name, Address and	Held with	of Time	Principal Occupation(s)	Overseen	Memberships
Birth Year	Fund	Served	During Past Five Years	by Trustee	Held by Trustee

Jay T. Shearon The Consulting Group 222 Delaware Avenue Wilmington, DE 19801 Birth Year: 1972	Investment Officer	Since 2007	Senior Vice President, CGM (2009-present); Vice President, CGM, (2005-2008); previously, Assistant Vice President (2000-2005).	N/A	N/A

Robert Seidel The Consulting Group 100 Light Street, 4th Floor Baltimore, MD 21202 Birth Year: 1975	Investment Officer	Since 2007	First Vice President, CGM (2006-present); previously Vice President, Legg Mason (1997-2006).	N/A	N/A.

*	Each Trustee and Officer serves until his or her has been duly elected and qualified
**	Ms. Hesslein and Mr. Matthews are interested persons of the Trust as defined in the 1940 Act because each is or was an officer of CGM and certain of its affiliates.

Important Tax Information
(unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended August 31, 2008:

	Large
	Capitalization	Large Cap Growth	Small Capitalization	International
	Value Equity	Equity	Value Equity	Equity		Emerging Markets
	Investments	Investments	Investments	Investments		Equity Investments

Record Date:	12/17/2007	12/17/2007	12/17/2007	12/17/2007		12/17/2007
Payable Date:	12/18/2007	12/18/2007	12/18/2007	12/18/2007		12/18/2007
Ordinary Income:
Qualified Dividend Income for Individuals	53.46%	89.54%	66.41%	35.22%		28.93%
Dividends Qualifying for the Dividends Received Deduction for Corporations	49.57%	80.13%	60.83%	—		.42%
Foreign Source Income	—	—	—	46.16	%*	36.37	%*
Foreign Tax Paid Per Share	—	—	—	$.031049		$.040185
Long-Term Capital Gain Dividend	$.80071 **	$.13602 **	$1.86677 **	$.77185	**	$1.08549	**

International
	Fixed Income	Core Fixed	Municipal Bond	Government Money	High Yield
	Equity Investments	Investments	Investments	Investments	Investments

Record Date:	12/17/2007	Monthly	Monthly	Monthly	Monthly
Payable Date:	12/18/2007	Monthly	Monthly	Monthly	Monthly
Interest from Tax-Exempt Obligations	—	—	100%	—	—
Interest from Federal Obligations	31.07%	50.24%	—	70.63%	17.50%
Tax Return of Capital	—	—	—	—	—

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.
**	Of this amount, 0.0003% for Large Capitalization Value Equity Investments and 0.0009% for Small Capitalization Value Equity Investments represented Unrecaptured Section 1250 gains subject to a maximum 25% rate.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Please retain this information for your records.

CITIGROUP GLOBAL MARKETS INC.
Distributor

CITIGROUP INVESTMENT ADVISORY SERVICES INC.
Investment Adviser

This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust’s Investment policies, charges and expenses as well as other pertinent information.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at https://www.smithbarney.com/products_services/managed_money/trak/trak_cgcm.html and (3) on the SEC’s website at www.sec.gov.

© 2009 Citigroup Global Markets Inc. Member SIPC. Smith Barney and Consulting Group are divisions of Citigroup Global Markets Inc. Smith Barney is a service mark of Citigroup Global Markets Inc. and its affiliates and is used and registered throughout the world. CITI, CITI and Arc Design and CITIGROUP are trademarks and service marks of Citigroup and are used and registered throughout the world. Securities are offered through Citigroup Global Markets Inc. Investments are not FDIC-insured or bank-guaranteed, and investors may lose money.

Consulting Group Capital Markets Funds
222 Delaware Avenue
Wilmington, Delaware 19801

TK 2120A, 2/09

ITEM 2. CODE OF ETHICS.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable. This item is only required in an annual report on Form N-CSR.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b) Not Applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
     (a)(1) Not Applicable.
     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
     (a)(3) Not applicable.
     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Consulting Group Capital Markets Funds

By (Signature and Title)*	/s/ JAMES J TRACY
James J. Tracy, Chief Executive Officer
(principal executive officer)
Date: May 4, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES J TRACY
James J. Tracy, Chief Executive Officer
(principal executive officer)

Date: May 4, 2009

By (Signature and Title)*	/s/ JAMES F WALKER
James F. Walker, Chief Financial Officer
(principal financial officer)
Date: May 4, 2009

*	Print the name and title of each signing officer under his or her signature.